UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22619
Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code:	(610) 669-1000
Date of fiscal year end: October 31
Date of reporting period: November 1, 2017 – October 31, 2018
Item 1: Reports to Shareholders

Annual Report | October 31, 2018

Vanguard Total International Bond
Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Fund Profile.	5
Performance Summary.	7
Financial Statements.	10
About Your Fund’s Expenses.	145
Glossary.	147

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Your Fund’s Performance at a Glance

• For the 12 months ended October 31, 2018, Vanguard Total International Bond Index Fund returned 1.68% for Investor Shares. Its benchmark returned 1.91% and the average return of its peer group was –2.22%.

• The period was marked by rising rates and an upswing in volatility. Among the largest constituents in the index, South Korea, Spain, and Australia outperformed while Canada and Italy underperformed.

• During the period, the fund entered into forward currency contracts to protect the value of the securities, and the related receivables and payables, against changes in future foreign exchange rates. The fund’s use of these contracts had a positive impact on performance and helped the fund achieve its objectives of minimizing currency-related fluctuations and closely tracking its benchmark.

• Please note that shortly after the close of the period, Vanguard lowered the investment minimum for your fund’s Admiral Shares from $10,000 to $3,000.

Total Returns: Fiscal Year Ended October 31, 2018
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Total International Bond Index Fund
Investor Shares	1.09%	2.23%	-0.55%	1.68%
ETF Shares	1.13
Market Price				1.61
Net Asset Value				1.74
Admiral™ Shares	1.13	2.25	-0.55	1.70
Institutional Shares	1.15	2.29	-0.55	1.74
Bloomberg Barclays Global Aggregate ex-USD Float
Adjusted RIC Capped Index (USD Hedged)				1.91
International Income Funds Average				-2.22
International Income Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF®
Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and
8,417,623.
For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock
Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the
Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Total Returns: Inception Through October 31, 2018
Average
Annual Return
Total International Bond Index Fund Investor Shares (Returns since inception: 5/31/2013)	3.28%
Bloomberg Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged)	3.58
International Income Funds Average	0.56
International Income Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Total International Bond Index Fund	0.13%	0.11%	0.11%	0.07%	0.98%

The fund expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year.
For the fiscal year ended October 31, 2018, the fund’s expense ratios were 0.13% for Investor Shares, 0.09% for ETF Shares, 0.11% for
Admiral Shares, and 0.07% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson
Reuters Company, and captures information through year-end 2017.

Peer group: International Income Funds.

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

We have been enjoying one of the longest bull markets in history, but it won’t continue forever. Prepare yourself now for how you will react when volatility comes back. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
November 16, 2018

Market Barometer
	Average Annual Total Returns
	Periods Ended October 31, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	6.98%	11.31%	11.05%
Russell 2000 Index (Small-caps)	1.85	10.68	8.01
Russell 3000 Index (Broad U.S. market)	6.60	11.27	10.81
FTSE All-World ex US Index (International)	-7.99	4.57	2.01

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-2.05%	1.04%	1.83%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.51	1.90	3.25
FTSE Three-Month U. S. Treasury Bill Index	1.67	0.86	0.52

CPI
Consumer Price Index	2.52%	2.07%	1.60%

Total International Bond Index Fund

Fund Profile
As of October 31, 2018

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VTIBX	BNDX	VTABX	VTIFX
Expense Ratio[1]	0.13%	0.11%	0.11%	0.07%
30-Day SEC Yield	1.09%	1.13%	1.13%	1.15%

Financial Attributes

		Bloomberg
		Barclays GA
		ex-USD
		Float Adj
		RIC Capped
		Idx
		(USD
	Fund	Hedged)

Number of Bonds	5,261	9,939

Yield to Maturity
(before expenses)	1.1%	1.2%

Average Coupon	2.0%	2.4%

Average Duration	7.7 years	7.8 years

Average Effective
Maturity	9.2 years	9.3 years

Short-Term Reserves	0.1%	—

Sector Diversification (% of portfolio)
Asset-Backed	0.1%
Finance	5.7
Foreign	80.5
Industrial	6.6
Utilities	1.3
Other	5.8
The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S.
government.

Volatility Measures
Bloomberg
Barclays GA
ex-USD
Float Adj
RIC Capped Idx
(USD Hedged)
R-Squared	0.99
Beta	0.99
These measures show the degree and timing of the fund’s
fluctuations compared with the index over 36 months.

Distribution by Credit Quality (% of portfolio)
Aaa	22.4%
Aa	27.7
A	33.7
Baa	16.2

Credit-quality ratings are obtained from Barclays and are from
Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not
Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the
Glossary entry for Credit Quality.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	1.4%
1 - 3 Years	21.5
3 - 5 Years	19.3
5 - 10 Years	30.1
10 - 20 Years	16.0
20 - 30 Years	9.2
Over 30 Years	2.5

1 The expense ratios shown are from the prospectus dated February 23, 2018, and represent estimated costs for the current fiscal year.
For the fiscal year ended October 31, 2018, the expense ratios were 0.13% for Investor Shares, 0.09% for ETF Shares, 0.11% for Admiral
Shares, and 0.07% for Institutional Shares.

Total International Bond Index Fund

Investment Focus

Allocation by Region (% of portfolio)

Market Diversification (% of portfolio)
Europe
France	12.1%
Germany	10.8
Italy	7.5
United Kingdom	7.5
Spain	5.5
Netherlands	2.9
Belgium	2.4
Switzerland	1.5
Austria	1.4
Sweden	1.4
Other	3.7
Subtotal	56.7%
Pacific
Japan	20.2%
Australia	2.8
South Korea	2.8
Other	0.8
Subtotal	26.6%
Emerging Markets	3.7%
North America
Canada	6.0%
United States	3.0
Subtotal	9.0%
Middle East	0.2%
Other	3.8%

Total International Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 31, 2013, Through October 31, 2018
Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended October 31, 2018

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(5/31/2013)	Investment
Total International Bond Index Fund
Investor Shares	1.68%	3.46%	3.28%	$11,912
Bloomberg Barclays Global Aggregate
• • • • • • • •
ex-USD Float Adjusted RIC Capped
Index (USD Hedged)	1.91	3.76	3.58	12,098

– – – – International Income Funds Average	-2.22	0.39	0.56	10,307
International Income Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.
"Since Inception" performance is calculated from the Investor Shares’ inception date for both the fund and its comparative standards.

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(5/31/2013)	Investment
Total International Bond Index Fund
ETF Shares Net Asset Value	1.74%	3.49%	3.31%	$11,932
Total International Bond Index Fund
ETF Shares Market Price	1.61	3.47	3.33	11,946
Bloomberg Barclays Global Aggregate
ex-USD Float Adjusted RIC Capped Index
(USD Hedged)	1.91	3.76	3.58	12,098
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

See Financial Highlights for dividend and capital gains information.

Total International Bond Index Fund

	Average Annual Total Returns
	Periods Ended October 31, 2018

			Since	Final Value
	One	Five	Inception	of a $10,000
	Year	Years	(5/31/2013)	Investment
Total International Bond Index Fund Admiral
Shares	1.70%	3.48%	3.31%	$11,983
Bloomberg Barclays Global Aggregate
ex-USD Float Adjusted RIC Capped Index
(USD Hedged)	1.91	3.76	3.58	12,151
"Since Inception" performance is calculated from the Admiral Shares’ inception date for both the fund and its comparative standard.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(5/31/2013)	Investment
Total International Bond Index Fund
Institutional Shares	1.74%	3.55%	3.37%	$5,983,402
Bloomberg Barclays Global Aggregate
ex-USD Float Adjusted RIC Capped Index
(USD Hedged)	1.91	3.76	3.58	6,049,015
"Since Inception" performance is calculated from the Institutional Shares’ inception date for both the fund and its comparative standard.

Cumulative Returns of ETF Shares: May 31, 2013, Through October 31, 2018

			Since
	One	Five	Inception
	Year	Years	(5/31/2013)
Total International Bond Index Fund
ETF Shares Market Price	1.61%	18.61%	19.46%
Total International Bond Index Fund
ETF Shares Net Asset Value	1.74	18.71	19.32
Bloomberg Barclays Global Aggregate ex-USD Float
Adjusted RIC Capped Index (USD Hedged)	1.91	20.24	20.98
"Since Inception" performance is calculated from the ETF Shares’ inception date for both the fund and its comparative standard.

Total International Bond Index Fund

Fiscal-Year Total Returns (%): May 31, 2013, Through October 31, 2018
				Bloomberg
				Barclays GA
				ex-USD
				Float Adj
				RIC Capped Idx
			Investor Shares	(USD Hedged)
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2013	0.60%	-0.10%	0.50%	0.62%
2014	1.52	4.60	6.12	6.46
2015	1.51	1.53	3.04	3.38
2016	1.52	3.86	5.38	5.70
2017	1.70	-0.54	1.16	1.43
2018	2.23	-0.55	1.68	1.91

Average Annual Total Returns: Periods Ended September 30, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	5/31/2013	2.14%	3.62%	1.69%	1.59%	3.28%
ETF Shares	5/31/2013
Market Price		2.20	3.65			3.37
Net Asset Value		2.24	3.65			3.32
Admiral Shares	5/31/2013	2.22	3.65	1.73	1.59	3.32
Institutional Shares	5/31/2013	2.30	3.71	1.77	1.61	3.38

Total International Bond Index Fund

Financial Statements

Statement of Net Assets
As of October 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Australia (2.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Australia & New Zealand Banking Group Ltd.	0.450%	11/22/23	EUR	16,000	18,131
Australia & New Zealand Banking Group Ltd.	1.125%	5/13/20	EUR	7,000	8,085
Australia & New Zealand Banking Group Ltd.	2.500%	1/16/24	EUR	5,000	6,257
Australia & New Zealand Banking Group Ltd.	5.000%	8/16/23	AUD	2,000	1,545
Commonwealth Bank of Australia	0.500%	7/27/26	EUR	31,600	34,844
Commonwealth Bank of Australia	0.750%	11/4/21	EUR	9,000	10,399
Commonwealth Bank of Australia	3.000%	5/3/22	EUR	15,100	18,784
Commonwealth Bank of Australia	3.000%	9/4/26	GBP	1,700	2,360
National Australia Bank Ltd.	0.875%	11/16/22	EUR	5,000	5,804
National Australia Bank Ltd.	0.875%	2/19/27	EUR	10,000	11,284
National Australia Bank Ltd.	1.375%	5/28/21	EUR	700	821
National Australia Bank Ltd.	1.875%	1/13/23	EUR	5,000	6,035
National Australia Bank Ltd.	2.250%	6/6/25	EUR	1,800	2,244
National Australia Bank Ltd.	3.000%	9/4/26	GBP	500	695
National Australia Bank Ltd.	5.000%	3/11/24	AUD	4,000	3,100
Westpac Banking Corp.	0.625%	1/14/22	EUR	10,000	11,504
Westpac Banking Corp.	1.375%	4/17/20	EUR	2,000	2,317
Westpac Banking Corp.	1.500%	3/24/21	EUR	7,200	8,452
Westpac Banking Corp.	2.750%	8/31/22	AUD	10,000	7,061
Westpac Banking Corp.	5.250%	11/21/23	AUD	2,000	1,568
					161,290
Corporate Bonds (0.4%)
AGL Energy Ltd.	5.000%	11/5/21	AUD	1,500	1,110
APT Pipelines Ltd.	1.375%	3/22/22	EUR	300	348
APT Pipelines Ltd.	2.000%	3/22/27	EUR	8,400	9,539
APT Pipelines Ltd.	3.500%	3/22/30	GBP	12,200	16,080
APT Pipelines Ltd.	4.250%	11/26/24	GBP	1,000	1,395
Asciano Finance Ltd.	5.000%	9/19/23	GBP	500	708
Asciano Finance Ltd.	5.250%	5/19/25	AUD	5,000	3,708
Aurizon Network Pty Ltd.	2.000%	9/18/24	EUR	3,000	3,515
Ausgrid Finance Pty Ltd.	1.250%	7/30/25	EUR	3,000	3,342
AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	2,700	3,101
AusNet Services Holdings Pty Ltd.	3.000%	2/13/24	EUR	4,000	5,051
Australia & New Zealand Banking Group Ltd.	0.625%	2/21/23	EUR	10,000	11,334
Australia Pacific Airports Melbourne Pty Ltd.	1.750%	10/15/24	EUR	14,000	16,553
Australia Pacific Airports Melbourne Pty Ltd.	3.125%	9/26/23	EUR	5,000	6,344
Bank of Queensland Ltd.	0.500%	7/10/22	EUR	500	570

10

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
BHP Billiton Finance Ltd.	1.500%	4/29/30	EUR	5,000	5,601
BHP Billiton Finance Ltd.	3.000%	3/30/20	AUD	5,140	3,667
BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	3,000	3,943
BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	16,500	21,738
BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	9,175	14,339
1 BHP Billiton Finance Ltd.	5.625%	10/22/79	EUR	100	132
1 BHP Billiton Finance Ltd.	6.500%	10/22/77	GBP	2,200	3,129
Commonwealth Bank of Australia	0.375%	2/10/21	EUR	1,500	1,716
Commonwealth Bank of Australia	0.375%	4/11/24	EUR	12,100	13,590
Commonwealth Bank of Australia	0.407%	5/2/19	JPY	500,000	4,438
Commonwealth Bank of Australia	1.625%	2/10/31	EUR	100	118
1 Commonwealth Bank of Australia	1.936%	10/3/29	EUR	6,000	6,659
1 Commonwealth Bank of Australia	2.000%	4/22/27	EUR	10,100	11,640
Commonwealth Bank of Australia	3.250%	1/17/22	AUD	500	358
Commonwealth Bank of Australia	3.750%	10/18/19	AUD	10,000	7,170
Commonwealth Bank of Australia	4.375%	2/25/20	EUR	3,500	4,204
Commonwealth Bank of Australia	5.150%	4/9/20	CAD	6,989	5,468
Goodman Australia Finance Pty Ltd.	1.375%	9/27/25	EUR	4,000	4,356
Macquarie Bank Ltd.	1.125%	1/20/22	EUR	600	695
Macquarie Bank Ltd.	3.250%	3/3/20	AUD	1,000	714
Macquarie Bank Ltd.	3.500%	12/18/20	GBP	1,000	1,329
Macquarie Bank Ltd.	6.000%	9/21/20	EUR	1,500	1,872
1 Macquarie Group Ltd.	1.250%	3/5/25	EUR	20,000	21,874
National Australia Bank Ltd.	0.300%	10/31/25	CHF	9,900	9,647
National Australia Bank Ltd.	0.350%	9/7/22	EUR	10,100	11,387
National Australia Bank Ltd.	0.625%	8/30/23	EUR	100	113
National Australia Bank Ltd.	0.875%	1/20/22	EUR	18,000	20,721
National Australia Bank Ltd.	1.000%	4/17/20	CHF	1,000	1,014
National Australia Bank Ltd.	1.125%	11/10/21	GBP	1,600	2,030
National Australia Bank Ltd.	1.375%	6/27/22	GBP	500	632
National Australia Bank Ltd.	1.875%	2/20/20	GBP	11,100	14,278
National Australia Bank Ltd.	2.000%	11/12/20	EUR	6,000	7,075
1 National Australia Bank Ltd.	2.000%	11/12/24	EUR	2,000	2,299
National Australia Bank Ltd.	4.000%	7/13/20	EUR	5,850	7,088
National Australia Bank Ltd.	4.625%	2/10/20	EUR	1,000	1,198
National Australia Bank Ltd.	5.125%	12/9/21	GBP	5,500	7,760
Origin Energy Finance Ltd.	2.500%	10/23/20	EUR	310	367
Perth Airport Pty Ltd.	5.500%	3/25/21	AUD	6,500	4,866
Qantas Airways Ltd.	7.500%	6/11/21	AUD	8,500	6,659
Qantas Airways Ltd.	7.750%	5/19/22	AUD	1,230	995
QPH Finance Co. Pty Ltd.	5.750%	7/29/20	AUD	780	580
Rio Tinto Finance plc	2.000%	5/11/20	EUR	5,000	5,840
Rio Tinto Finance plc	2.875%	12/11/24	EUR	300	380
Rio Tinto Finance plc	4.000%	12/11/29	GBP	5,200	7,631
Scentre Group Trust 1	1.500%	7/16/20	EUR	5,000	5,787
Scentre Group Trust 1	2.250%	7/16/24	EUR	3,898	4,725
Scentre Group Trust 1	4.500%	9/8/21	AUD	1,600	1,174
Scentre Group Trust 1 / Scentre Group
Trust 2	1.750%	4/11/28	EUR	6,000	6,870
Scentre Group Trust 1 / Scentre Group
Trust 2	2.375%	4/8/22	GBP	4,100	5,352
Scentre Group Trust 2	3.250%	9/11/23	EUR	6,273	7,963
Telstra Corp. Ltd.	1.125%	4/14/26	EUR	11,000	12,339
Telstra Corp. Ltd.	2.500%	9/15/23	EUR	10,000	12,354
Telstra Corp. Ltd.	3.500%	9/21/22	EUR	500	634

11

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Telstra Corp. Ltd.	3.750%	5/16/22	EUR	100	127
Telstra Corp. Ltd.	4.000%	9/16/22	AUD	1,000	730
Telstra Corp. Ltd.	4.500%	11/13/18	AUD	6,000	4,251
Transurban Finance Co. Pty Ltd.	1.875%	9/16/24	EUR	3,000	3,535
United Energy Distribution Pty Ltd.	3.850%	10/23/24	AUD	1,350	968
Vicinity Centres	3.375%	4/7/26	GBP	1,259	1,677
Wesfarmers Ltd.	1.250%	10/7/21	EUR	500	585
Wesfarmers Ltd.	2.750%	8/2/22	EUR	3,000	3,695
Wesfarmers Ltd.	3.660%	11/18/20	AUD	1,400	1,009
Wesfarmers Ltd.	4.750%	3/12/20	AUD	10,000	7,288
Westpac Banking Corp.	0.250%	1/17/22	EUR	1,000	1,129
Westpac Banking Corp.	0.625%	11/22/24	EUR	5,000	5,576
Westpac Banking Corp.	0.875%	2/16/21	EUR	15,000	17,314
Westpac Banking Corp.	0.875%	4/17/27	EUR	200	222
Westpac Banking Corp.	1.125%	9/5/27	EUR	1,100	1,235
Westpac Banking Corp.	1.450%	7/17/28	EUR	800	912
Westpac Banking Corp.	2.625%	12/14/22	GBP	2,300	3,038
Westpac Banking Corp.	3.250%	1/22/20	AUD	10,000	7,148
Westpac Banking Corp.	4.125%	6/4/26	AUD	1,000	732
					452,377
Sovereign Bonds (2.2%)
Australian Capital Territory	4.000%	5/22/24	AUD	5,000	3,791
Commonwealth Bank of Australia	1.125%	12/22/21	GBP	1,800	2,283
Commonwealth of Australia	1.750%	11/21/20	AUD	75,000	52,859
Commonwealth of Australia	2.000%	12/21/21	AUD	145,000	102,520
Commonwealth of Australia	2.250%	5/21/28	AUD	57,000	39,107
Commonwealth of Australia	2.500%	5/21/30	AUD	40,000	27,797
Commonwealth of Australia	2.750%	4/21/24	AUD	148,800	107,747
Commonwealth of Australia	2.750%	11/21/27	AUD	116,000	83,118
Commonwealth of Australia	2.750%	11/21/28	AUD	168,500	120,500
Commonwealth of Australia	2.750%	11/21/29	AUD	97,000	69,268
Commonwealth of Australia	2.750%	6/21/35	AUD	58,365	40,471
Commonwealth of Australia	3.000%	3/21/47	AUD	35,000	24,209
Commonwealth of Australia	3.250%	4/21/25	AUD	232,790	173,041
Commonwealth of Australia	3.250%	4/21/29	AUD	110,000	82,265
Commonwealth of Australia	3.250%	6/21/39	AUD	80,000	58,638
Commonwealth of Australia	3.750%	4/21/37	AUD	41,000	32,266
Commonwealth of Australia	4.250%	4/21/26	AUD	220,500	174,794
Commonwealth of Australia	4.500%	4/15/20	AUD	119,350	87,562
Commonwealth of Australia	4.500%	4/21/33	AUD	42,000	35,751
Commonwealth of Australia	4.750%	4/21/27	AUD	159,351	131,613
Commonwealth of Australia	5.500%	4/21/23	AUD	100,600	81,264
Commonwealth of Australia	5.750%	5/15/21	AUD	62,540	48,372
Commonwealth of Australia	5.750%	7/15/22	AUD	102,322	81,876
New South Wales Treasury Corp.	3.000%	5/20/27	AUD	34,000	24,191
New South Wales Treasury Corp.	3.000%	3/20/28	AUD	40,000	28,342
New South Wales Treasury Corp.	3.000%	2/20/30	AUD	15,960	11,112
New South Wales Treasury Corp.	3.500%	3/20/19	AUD	20,000	14,247
New South Wales Treasury Corp.	4.000%	4/8/21	AUD	10,000	7,390
New South Wales Treasury Corp.	4.000%	4/20/23	AUD	28,000	21,160
New South Wales Treasury Corp.	4.000%	5/20/26	AUD	5,000	3,834
New South Wales Treasury Corp.	5.000%	8/20/24	AUD	17,000	13,608
New South Wales Treasury Corp.	6.000%	5/1/20	AUD	5,000	3,746
New South Wales Treasury Corp.	6.000%	3/1/22	AUD	34,000	26,955

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
New South Wales Treasury Corp.	6.000%	5/1/30	AUD	3,000	2,705
Northern Territory Treasury Corp.	2.750%	10/21/24	AUD	500	351
Northern Territory Treasury Corp.	4.250%	9/20/21	AUD	2,200	1,640
2 Queensland Treasury Corp.	2.750%	8/20/27	AUD	18,000	12,482
2 Queensland Treasury Corp.	3.250%	7/21/26	AUD	18,500	13,421
2 Queensland Treasury Corp.	3.250%	7/21/28	AUD	42,200	30,274
2 Queensland Treasury Corp.	3.500%	8/21/30	AUD	10,000	7,228
2 Queensland Treasury Corp.	4.250%	7/21/23	AUD	43,000	32,800
2 Queensland Treasury Corp.	4.750%	7/21/25	AUD	42,000	33,365
Queensland Treasury Corp.	5.500%	6/21/21	AUD	42,000	32,216
Queensland Treasury Corp.	5.750%	7/22/24	AUD	36,000	29,698
Queensland Treasury Corp.	6.000%	7/21/22	AUD	59,600	47,652
Queensland Treasury Corp.	6.250%	2/21/20	AUD	45,000	33,554
Queensland Treasury Corp.	6.500%	3/14/33	AUD	3,650	3,521
SGSP Australia Assets Pty Ltd.	2.000%	6/30/22	EUR	3,700	4,420
SGSP Australia Assets Pty Ltd.	5.125%	2/11/21	GBP	1,000	1,377
SGSP Australia Assets Pty Ltd.	5.500%	3/12/21	AUD	4,000	3,001
South Australian Government Financing
Authority	1.500%	9/22/22	AUD	22,800	15,583
South Australian Government Financing
Authority	2.250%	8/15/24	AUD	15,000	10,356
South Australian Government Financing
Authority	2.750%	4/16/25	AUD	11,000	7,763
South Australian Government Financing
Authority	3.000%	7/20/26	AUD	6,500	4,618
South Australian Government Financing
Authority	3.000%	9/20/27	AUD	1,250	881
South Australian Government Financing
Authority	4.250%	11/20/23	AUD	5,000	3,819
South Australian Government Financing
Authority	4.750%	8/6/19	AUD	7,500	5,420
South Australian Government Financing
Authority	5.000%	5/20/21	AUD	10,000	7,570
Tasmanian Public Finance Corp.	3.250%	2/19/26	AUD	9,000	6,491
Treasury Corp. of Victoria	2.250%	10/29/21	AUD	10,000	7,080
Treasury Corp. of Victoria	3.000%	10/20/28	AUD	25,620	18,142
Treasury Corp. of Victoria	4.250%	12/20/32	AUD	20,500	16,215
Treasury Corp. of Victoria	5.500%	11/15/18	AUD	25,000	17,722
Treasury Corp. of Victoria	5.500%	12/17/24	AUD	10,000	8,246
Treasury Corp. of Victoria	5.500%	11/17/26	AUD	35,800	30,308
Treasury Corp. of Victoria	6.000%	6/15/20	AUD	10,000	7,520
Treasury Corp. of Victoria	6.000%	10/17/22	AUD	22,000	17,733
Western Australian Treasury Corp.	2.500%	7/22/20	AUD	59,000	42,033
Western Australian Treasury Corp.	2.500%	7/23/24	AUD	37,000	25,906
Western Australian Treasury Corp.	2.750%	10/20/22	AUD	45,000	32,230
Western Australian Treasury Corp.	3.000%	10/21/26	AUD	10,000	7,088
Western Australian Treasury Corp.	3.000%	10/21/27	AUD	10,000	7,040
Western Australian Treasury Corp.	3.250%	7/20/28	AUD	8,000	5,722
Western Australian Treasury Corp.	5.000%	7/23/25	AUD	12,000	9,639
Western Australian Treasury Corp.	7.000%	10/15/19	AUD	15,000	11,112
Westpac Banking Corp.	0.750%	7/22/21	EUR	10,000	11,540
Westpac Banking Corp.	1.000%	6/30/22	GBP	1,500	1,889
					2,445,068
Total Australia (Cost $3,272,890)					3,058,735

13

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Austria (1.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
Erste Group Bank AG	0.750%	2/5/25	EUR	2,500	2,876
Erste Group Bank AG	3.500%	2/8/22	EUR	600	756
Erste Group Bank AG	4.000%	1/20/21	EUR	2,000	2,473
Hypo Tirol Bank AG	0.500%	2/11/21	EUR	1,000	1,145
Hypoe NOE Landesbank fuer
Niederoesterreich und Wien AG	3.000%	5/9/22	EUR	2,000	2,489
Raiffeisen-Landesbank Steiermark AG	0.625%	1/20/23	EUR	3,700	4,258
Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	300	383
Raiffeisenlandesbank
Niederoesterreich-Wien AG	0.625%	3/3/25	EUR	300	342
Raiffeisenlandesbank
Niederoesterreich-Wien AG	1.750%	10/2/20	EUR	1,700	1,996
UniCredit Bank Austria AG	0.750%	2/25/25	EUR	500	573
UniCredit Bank Austria AG	1.375%	5/26/21	EUR	5,000	5,869
UniCredit Bank Austria AG	2.375%	1/22/24	EUR	5,100	6,370
UniCredit Bank Austria AG	4.125%	2/24/21	EUR	2,000	2,485
					32,015
Corporate Bonds (0.1%)
Erste Group Bank AG	0.625%	1/19/23	EUR	4,200	4,842
Erste Group Bank AG	0.625%	4/17/26	EUR	15,000	16,906
Erste Group Bank AG	0.750%	1/17/28	EUR	16,100	18,021
JAB Holdings BV	1.750%	5/25/23	EUR	1,100	1,296
JAB Holdings BV	1.750%	6/25/26	EUR	100	113
JAB Holdings BV	2.500%	6/25/29	EUR	10,300	11,835
OMV AG	1.000%	12/14/26	EUR	1,250	1,401
OMV AG	3.500%	9/27/27	EUR	2,400	3,220
OMV AG	4.250%	10/12/21	EUR	1,100	1,399
1 OMV AG	5.250%	12/29/49	EUR	1,550	1,937
1 OMV AG	6.250%	12/29/49	EUR	3,250	4,295
Telekom Finanzmanagement GmbH	3.125%	12/3/21	EUR	5,000	6,158
Telekom Finanzmanagement GmbH	4.000%	4/4/22	EUR	500	636
1 UNIQA Insurance Group AG	6.000%	7/27/46	EUR	3,100	3,973
1 Vienna Insurance Group AG Wiener
Versicherung Gruppe	5.500%	10/9/43	EUR	1,200	1,553
					77,585
Sovereign Bonds (1.3%)
3 Autobahnen- Und Schnellstrassen-
Finanzierungs AG	0.250%	10/18/24	EUR	7,000	7,894
3 Autobahnen- Und Schnellstrassen-
Finanzierungs AG	1.750%	10/21/20	EUR	200	236
3 Autobahnen- Und Schnellstrassen-
Finanzierungs-AG	1.375%	4/9/21	EUR	17,000	20,037
3 Autobahnen- Und Schnellstrassen-
Finanzierungs-AG	2.750%	6/11/32	EUR	500	671
3 Autobahnen- Und Schnellstrassen-
Finanzierungs-AG	2.750%	6/20/33	EUR	1,200	1,615
3 Autobahnen- Und Schnellstrassen-
Finanzierungs-AG	3.375%	9/22/25	EUR	2,000	2,713
3 Hypo Alpe-Adria-Bank International AG	2.375%	12/13/22	EUR	3,000	3,660
Hypoe NOE Landesbank fuer
Niederoesterreich und Wien AG	0.500%	9/11/20	EUR	31,500	36,091

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
3 KA Finanz AG	0.375%	8/11/20	EUR	10,900	12,473
KA Finanz AG	1.625%	2/19/21	EUR	2,000	2,350
3 Kaerntner Ausgleichszahlungs-Fonds	0.000%	1/14/32	EUR	40,000	38,235
3 OeBB Infrastruktur AG	1.000%	11/18/24	EUR	7,000	8,240
3 OeBB Infrastruktur AG	2.250%	7/4/23	EUR	10,000	12,455
3 OeBB Infrastruktur AG	2.250%	5/28/29	EUR	3,000	3,827
3 OeBB Infrastruktur AG	3.375%	5/18/32	EUR	7,000	10,002
3 OeBB Infrastruktur AG	3.500%	10/19/20	EUR	6,000	7,310
3 OeBB Infrastruktur AG	3.500%	10/19/26	EUR	1,800	2,490
3 OeBB Infrastruktur AG	3.625%	7/13/21	EUR	1,000	1,251
3 OeBB Infrastruktur AG	3.000%	10/24/33	EUR	150	208
3 OeBB Infrastruktur AG	3.875%	6/30/25	EUR	10,000	13,887
3 Oesterreichische Kontrollbank AG	0.750%	3/7/22	GBP	1,500	1,886
3 Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	30,610	35,360
3 Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	4,500	5,651
2 Republic of Austria	0.000%	9/20/22	EUR	101,250	115,705
2 Republic of Austria	0.000%	7/15/23	EUR	75,000	85,243
2 Republic of Austria	0.500%	4/20/27	EUR	41,000	46,431
2 Republic of Austria	0.750%	10/20/26	EUR	122,200	141,982
2 Republic of Austria	0.750%	2/20/28	EUR	75,000	86,125
2 Republic of Austria	1.200%	10/20/25	EUR	31,000	37,389
2 Republic of Austria	1.500%	2/20/47	EUR	21,800	25,220
2 Republic of Austria	1.500%	11/2/86	EUR	24,898	25,949
2 Republic of Austria	1.650%	10/21/24	EUR	41,900	51,865
2 Republic of Austria	1.750%	10/20/23	EUR	930	1,149
2 Republic of Austria	2.100%	9/20/17	EUR	24,067	30,671
2 Republic of Austria	2.400%	5/23/34	EUR	37,605	50,746
2 Republic of Austria	3.150%	6/20/44	EUR	40,245	63,901
2 Republic of Austria	3.400%	11/22/22	EUR	30,300	39,398
2 Republic of Austria	3.500%	9/15/21	EUR	40,435	51,001
2 Republic of Austria	3.650%	4/20/22	EUR	53,160	68,563
2 Republic of Austria	3.800%	1/26/62	EUR	1,100	2,145
2 Republic of Austria	3.900%	7/15/20	EUR	70,800	86,319
2 Republic of Austria	4.150%	3/15/37	EUR	55,565	94,439
2 Republic of Austria	4.850%	3/15/26	EUR	45,250	68,317
Republic of Austria	6.250%	7/15/27	EUR	14,935	25,241
					1,426,341
Total Austria (Cost $1,541,146)					1,535,941
Belgium (2.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Belfius Bank SA	1.750%	6/24/24	EUR	600	730
Belfius Bank SA/NV	0.625%	10/14/21	EUR	29,700	34,247
Belfius Bank SA/NV	0.750%	2/10/25	EUR	200	229
Belfius Bank SA/NV	1.375%	6/5/20	EUR	11,500	13,352
Belfius Bank SA/NV	2.125%	1/30/23	EUR	3,400	4,159
KBC Bank NV	0.450%	1/22/22	EUR	5,000	5,740
KBC Bank NV	1.250%	5/28/20	EUR	3,000	3,476
					61,933
Corporate Bonds (0.3%)
Anheuser-Busch InBev SA/NV	0.625%	3/17/20	EUR	15,000	17,152
Anheuser-Busch InBev SA/NV	0.875%	3/17/22	EUR	12,900	14,841
Anheuser-Busch InBev SA/NV	1.150%	1/22/27	EUR	12,400	13,612
Anheuser-Busch InBev SA/NV	1.500%	3/17/25	EUR	6,320	7,333

15

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Anheuser-Busch InBev SA/NV	1.875%	1/20/20	EUR	3,000	3,479
Anheuser-Busch InBev SA/NV	2.000%	12/16/19	EUR	750	869
Anheuser-Busch InBev SA/NV	2.000%	3/17/28	EUR	16,500	19,143
Anheuser-Busch InBev SA/NV	2.000%	1/23/35	EUR	10,000	10,546
Anheuser-Busch InBev SA/NV	2.700%	3/31/26	EUR	200	249
Anheuser-Busch InBev SA/NV	2.750%	3/17/36	EUR	16,150	18,486
Anheuser-Busch InBev SA/NV	2.850%	5/25/37	GBP	6,900	8,104
Anheuser-Busch InBev SA/NV	2.875%	9/25/24	EUR	4,500	5,677
Anheuser-Busch InBev SA/NV	3.250%	1/24/33	EUR	5,000	6,295
Anheuser-Busch InBev SA/NV	4.000%	6/2/21	EUR	5,100	6,350
Anheuser-Busch InBev SA/NV	4.000%	9/24/25	GBP	11,200	15,709
Anheuser-Busch InBev SA/NV	9.750%	7/30/24	GBP	1,900	3,380
1 Argenta Spaarbank NV	3.875%	5/24/26	EUR	24,300	29,193
Belfius Bank SA/NV	1.000%	10/26/24	EUR	10,000	10,987
Belfius Bank SA/NV	0.750%	9/12/22	EUR	4,900	5,515
Belfius Bank SA/NV	3.125%	5/11/26	EUR	1,800	2,100
BNP Paribas Fortis SA	0.875%	3/22/28	EUR	10,000	9,929
Brussels Airport Co. SA/NV	1.000%	5/3/24	EUR	16,300	18,658
Elia System Operator SA/NV	1.375%	5/27/24	EUR	100	116
Elia System Operator SA/NV	1.500%	9/5/28	EUR	100	112
Elia System Operator SA/NV	3.000%	4/7/29	EUR	400	512
Elia System Operator SA/NV	3.250%	4/4/28	EUR	300	391
Euroclear Bank SA/NV	0.500%	7/10/23	EUR	12,500	14,112
FBG Finance Pty Ltd.	3.750%	9/6/24	AUD	6,500	4,641
FBG Finance Pty Ltd.	4.100%	9/6/27	AUD	1,120	797
KBC Bank NV	0.375%	9/1/22	EUR	32,000	36,579
KBC Bank NV	0.750%	10/24/27	EUR	2,300	2,571
KBC Group NV	0.750%	10/18/23	EUR	13,200	14,783
KBC Group NV	1.000%	4/26/21	EUR	200	231
Solvay SA	1.625%	12/2/22	EUR	8,300	9,823
Solvay SA	2.750%	12/2/27	EUR	700	851
					313,126
Sovereign Bonds (2.0%)
4 Dexia Credit Local SA	0.200%	3/16/21	EUR	5,000	5,708
4 Dexia Credit Local SA	0.250%	3/19/20	EUR	10,000	11,408
Dexia Credit Local SA	0.500%	1/17/25	EUR	10,000	11,299
4 Dexia Credit Local SA	0.625%	1/21/22	EUR	16,500	19,052
4 Dexia Credit Local SA	0.625%	2/3/24	EUR	63,000	72,233
4 Dexia Credit Local SA	0.750%	1/25/23	EUR	28,000	32,445
4 Dexia Credit Local SA	0.875%	9/7/21	GBP	5,600	7,062
4 Dexia Credit Local SA	1.000%	10/18/27	EUR	200	228
4 Dexia Credit Local SA	1.125%	6/15/22	GBP	2,300	2,906
4 Dexia Credit Local SA	1.250%	11/26/24	EUR	17,200	20,317
4 Dexia Credit Local SA	2.000%	6/17/20	GBP	6,600	8,538
4 Dexia Credit Local SA	2.125%	2/12/25	GBP	3,000	3,907
Eandis System Operator SCRL	1.750%	12/4/26	EUR	6,000	7,170
Eandis System Operator SCRL	2.875%	10/9/23	EUR	3,000	3,758
Eandis System Operator SCRL	4.500%	11/8/21	EUR	1,500	1,912
Flemish Community	0.375%	10/13/26	EUR	5,000	5,509
2 Kingdom of Belgium	0.200%	10/22/23	EUR	31,500	35,969
2 Kingdom of Belgium	0.500%	10/22/24	EUR	2,000	2,304
2 Kingdom of Belgium	0.800%	6/22/25	EUR	62,510	73,005
2 Kingdom of Belgium	0.800%	6/22/27	EUR	178,800	205,114
2 Kingdom of Belgium	0.800%	6/22/28	EUR	30,000	34,046

16

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
2 Kingdom of Belgium	1.000%	6/22/26	EUR	147,864	173,654
2 Kingdom of Belgium	1.000%	6/22/31	EUR	107,200	120,661
Kingdom of Belgium	1.250%	4/22/33	EUR	30,000	34,272
2 Kingdom of Belgium	1.450%	6/22/37	EUR	5,220	5,925
2 Kingdom of Belgium	1.600%	6/22/47	EUR	51,225	56,441
2 Kingdom of Belgium	1.900%	6/22/38	EUR	93,642	114,076
2 Kingdom of Belgium	2.150%	6/22/66	EUR	48,500	57,172
Kingdom of Belgium	2.250%	6/22/23	EUR	69,990	87,852
2 Kingdom of Belgium	2.250%	6/22/57	EUR	10,600	13,012
2 Kingdom of Belgium	2.600%	6/22/24	EUR	80,380	103,590
2 Kingdom of Belgium	3.000%	6/22/34	EUR	101,770	143,748
2 Kingdom of Belgium	3.750%	9/28/20	EUR	152,752	187,214
Kingdom of Belgium	3.750%	6/22/45	EUR	21,445	35,278
Kingdom of Belgium	4.000%	3/28/22	EUR	29,315	38,090
Kingdom of Belgium	4.000%	3/28/32	EUR	40,320	62,367
2 Kingdom of Belgium	4.250%	9/28/21	EUR	137,475	176,809
2 Kingdom of Belgium	4.250%	9/28/22	EUR	82,650	109,980
2 Kingdom of Belgium	4.250%	3/28/41	EUR	76,430	131,210
2 Kingdom of Belgium	4.500%	3/28/26	EUR	7,400	10,872
2 Kingdom of Belgium	5.000%	3/28/35	EUR	4,430	7,784
Kingdom of Belgium	5.500%	3/28/28	EUR	1,005	1,637
Proximus SADP	2.375%	4/4/24	EUR	3,100	3,814
					2,239,348
Total Belgium (Cost $2,631,148)					2,614,407
Bermuda (0.0%)
Corporate Bond (0.0%)
Bacardi Ltd.	2.750%	7/3/23	EUR	2,000	2,405
Total Bermuda (Cost $2,671)					2,405
Brazil (0.0%)
Corporate Bond (0.0%)
Vale SA	3.750%	1/10/23	EUR	5,000	6,223
Total Brazil (Cost $5,637)					6,223
Bulgaria (0.0%)
Sovereign Bonds (0.0%)
Republic of Bulgaria	1.875%	3/21/23	EUR	6,000	7,257
Republic of Bulgaria	2.000%	3/26/22	EUR	3,000	3,609
Republic of Bulgaria	2.625%	3/26/27	EUR	3,000	3,736
Republic of Bulgaria	2.950%	9/3/24	EUR	800	1,025
Republic of Bulgaria	3.000%	3/21/28	EUR	25,000	31,771
Republic of Bulgaria	3.125%	3/26/35	EUR	3,000	3,599
Total Bulgaria (Cost $45,483)					50,997
Canada (5.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Bank of Montreal	0.100%	10/20/23	EUR	10,000	11,155
Bank of Montreal	0.125%	4/19/21	EUR	200	227
Bank of Montreal	0.250%	1/22/20	EUR	10,000	11,393
Bank of Montreal	0.375%	8/5/20	EUR	15,000	17,146
Bank of Nova Scotia	0.125%	1/13/22	EUR	1,100	1,246
Bank of Nova Scotia	0.500%	7/23/20	EUR	23,000	26,338
Bank of Nova Scotia	0.750%	9/14/21	GBP	1,500	1,886

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Bank of Nova Scotia	0.750%	9/17/21	EUR	10,900	12,588
Canadian Imperial Bank of Commerce	0.000%	7/25/22	EUR	15,000	16,867
National Bank of Canada	0.000%	9/29/23	EUR	4,600	5,110
National Bank of Canada	0.500%	1/26/22	EUR	14,000	16,052
National Bank of Canada	1.500%	3/25/21	EUR	5,000	5,871
Royal Bank of Canada	0.125%	3/11/21	EUR	4,000	4,548
Royal Bank of Canada	0.875%	6/17/22	EUR	12,000	13,927
Royal Bank of Canada	1.625%	8/4/20	EUR	21,500	25,118
Toronto-Dominion Bank	0.250%	4/27/22	EUR	5,000	5,679
Toronto-Dominion Bank	0.375%	1/12/21	EUR	10,000	11,435
Toronto-Dominion Bank	0.375%	4/27/23	EUR	21,000	23,826
Toronto-Dominion Bank	0.750%	10/29/21	EUR	6,000	6,934
					217,346
Corporate Bonds (1.2%)
407 International Inc.	3.600%	5/21/47	CAD	6,900	4,925
407 International Inc.	3.830%	5/11/46	CAD	10,000	7,435
407 International Inc.	4.190%	4/25/42	CAD	5,500	4,321
407 International Inc.	4.300%	5/26/21	CAD	1,500	1,173
407 International Inc.	4.450%	11/15/41	CAD	5,000	4,079
407 International Inc.	5.750%	2/14/36	CAD	1,995	1,844
Aeroports de Montreal	5.170%	9/17/35	CAD	325	292
Aeroports de Montreal	5.670%	10/16/37	CAD	2,000	1,919
Alberta Powerline LP	4.065%	12/1/53	CAD	5,000	3,827
Alectra Inc.	2.488%	5/17/27	CAD	11,000	7,779
2 Algonquin Power Co.	4.090%	2/17/27	CAD	800	594
Alimentation Couche-Tard Inc.	3.056%	7/26/24	CAD	10,000	7,274
Alimentation Couche-Tard Inc.	3.600%	6/2/25	CAD	7,900	5,859
Allied Properties REIT	3.636%	4/21/25	CAD	10,000	7,266
AltaGas Ltd.	4.500%	8/15/44	CAD	1,757	1,181
AltaLink LP	3.399%	6/6/24	CAD	10,000	7,651
AltaLink LP	3.668%	11/6/23	CAD	12,000	9,318
AltaLink LP	3.717%	12/3/46	CAD	4,000	2,938
AltaLink LP	3.990%	6/30/42	CAD	2,925	2,249
AltaLink LP	4.922%	9/17/43	CAD	3,000	2,642
Bank of Montreal	0.050%	12/30/22	CHF	7,000	6,895
Bank of Montreal	0.200%	1/26/23	EUR	6,600	7,449
Bank of Montreal	1.610%	10/28/21	CAD	10,000	7,284
Bank of Montreal	1.625%	6/21/22	GBP	1,000	1,277
Bank of Montreal	2.100%	10/6/20	CAD	5,100	3,815
Bank of Montreal	2.120%	3/16/22	CAD	15,300	11,252
1 Bank of Montreal	2.570%	6/1/27	CAD	5,000	3,659
Bank of Montreal	2.700%	9/11/24	CAD	10,000	7,355
Bank of Montreal	2.700%	12/9/26	CAD	10,000	7,226
Bank of Montreal	2.890%	6/20/23	CAD	12,000	8,980
Bank of Montreal	3.190%	3/1/28	CAD	10,000	7,445
1 Bank of Montreal	3.320%	6/1/26	CAD	10,500	7,953
1 Bank of Montreal	3.340%	12/8/25	CAD	10,750	8,168
Bank of Montreal	3.400%	4/23/21	CAD	3,000	2,301
Bank of Montreal	4.609%	9/10/25	CAD	5,000	4,088
Bank of Nova Scotia	1.250%	6/8/22	GBP	500	629
Bank of Nova Scotia	1.900%	12/2/21	CAD	10,000	7,329
Bank of Nova Scotia	2.090%	9/9/20	CAD	8,400	6,284
Bank of Nova Scotia	2.130%	6/15/20	CAD	20,000	15,021
Bank of Nova Scotia	2.360%	11/8/22	CAD	5,000	3,677

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
1 Bank of Nova Scotia	2.580%	3/30/27	CAD	4,550	3,339
Bank of Nova Scotia	2.620%	12/2/26	CAD	15,000	10,773
Bank of Nova Scotia	2.980%	4/17/23	CAD	10,000	7,511
Bank of Nova Scotia	3.100%	2/2/28	CAD	25,000	18,473
Bank of Nova Scotia	3.270%	1/11/21	CAD	5,000	3,825
1 Bank of Nova Scotia	3.367%	12/8/25	CAD	7,000	5,321
Bell Canada Inc.	3.000%	10/3/22	CAD	5,200	3,879
Bell Canada Inc.	3.250%	6/17/20	CAD	9,350	7,127
Bell Canada Inc.	3.350%	3/22/23	CAD	5,000	3,763
Bell Canada Inc.	3.350%	3/12/25	CAD	2,200	1,626
Bell Canada Inc.	3.550%	3/2/26	CAD	3,000	2,224
Bell Canada Inc.	4.350%	12/18/45	CAD	9,150	6,488
Bell Canada Inc.	4.450%	2/27/47	CAD	8,098	5,828
Bell Canada Inc.	4.750%	9/29/44	CAD	3,500	2,643
Bell Canada Inc.	7.850%	4/2/31	CAD	5,000	5,007
1 BMO Capital Trust II	10.221%	12/31/07	CAD	700	538
BP LP	3.244%	1/9/20	CAD	995	758
British Columbia Ferry Services Inc.	4.702%	10/23/43	CAD	7,000	6,085
Brookfield Asset Management Inc.	3.800%	3/16/27	CAD	4,235	3,089
Brookfield Asset Management Inc.	4.540%	3/31/23	CAD	11,875	9,319
Brookfield Asset Management Inc.	4.820%	1/28/26	CAD	21,000	16,491
Brookfield Asset Management Inc.	5.040%	3/8/24	CAD	1,500	1,196
Brookfield Infrastructure Finance ULC	3.315%	2/22/24	CAD	5,000	3,681
Brookfield Infrastructure Finance ULC	3.538%	10/30/20	CAD	850	650
Brookfield Renewable Partners ULC	3.752%	6/2/25	CAD	5,301	3,961
Bruce Power LP	3.969%	6/23/26	CAD	5,000	3,787
Bruce Power LP	4.132%	6/21/33	CAD	2,200	1,617
Caisse Centrale Desjardins	1.748%	3/2/20	CAD	10,150	7,606
Cameco Corp.	4.190%	6/24/24	CAD	3,500	2,630
Canadian Imperial Bank of Commerce	0.250%	1/24/23	EUR	14,000	15,833
Canadian Imperial Bank of Commerce	1.640%	7/12/21	CAD	250	183
Canadian Imperial Bank of Commerce	1.850%	7/14/20	CAD	250	187
Canadian Imperial Bank of Commerce	1.900%	4/26/21	CAD	14,000	10,356
Canadian Imperial Bank of Commerce	2.040%	3/21/22	CAD	10,000	7,335
Canadian Imperial Bank of Commerce	2.300%	7/11/22	CAD	15,000	11,049
Canadian Imperial Bank of Commerce	2.970%	7/11/23	CAD	10,000	7,502
Canadian Imperial Bank of Commerce	3.300%	5/26/25	CAD	15,000	11,355
1 Canadian Imperial Bank of Commerce	3.420%	1/26/26	CAD	20,000	15,189
1 Canadian Imperial Bank of Commerce	3.450%	4/4/28	CAD	8,000	5,961
Canadian National Railway Co.	2.800%	9/22/25	CAD	5,000	3,680
Canadian National Railway Co.	3.600%	8/1/47	CAD	10,000	7,140
Canadian Natural Resources Ltd.	2.890%	8/14/20	CAD	10,400	7,867
Canadian Natural Resources Ltd.	3.310%	2/11/22	CAD	20,000	15,102
Canadian Natural Resources Ltd.	3.550%	6/3/24	CAD	10,000	7,504
Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	1,750	1,750
Canadian Tire Corp. Ltd.	2.646%	7/6/20	CAD	16,000	12,078
Canadian Tire Corp. Ltd.	3.167%	7/6/23	CAD	8,100	6,045
1 Capital Desjardins Inc.	4.954%	12/15/26	CAD	3,000	2,390
Capital Desjardins Inc.	5.187%	5/5/20	CAD	5,355	4,195
Capital Power Corp.	5.276%	11/16/20	CAD	4,650	3,656
Chartwell Retirement Residences	4.211%	4/28/25	CAD	1,000	755
Choice Properties REIT	3.546%	1/10/25	CAD	8,000	5,881
Choice Properties REIT	3.556%	9/9/24	CAD	2,032	1,501
CI Financial Corp.	2.645%	12/7/20	CAD	5,200	3,896

19

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
CI Financial Corp.	2.775%	11/25/21	CAD	10,000	7,438
1 CIBC Capital Trust	10.250%	6/30/08	CAD	225	202
Cogeco Communications Inc.	4.175%	5/26/23	CAD	250	193
Concordia University	6.550%	9/2/42	CAD	3,000	3,261
CT REIT	3.469%	6/16/27	CAD	1,332	950
CU Inc.	3.805%	9/10/42	CAD	450	332
CU Inc.	3.964%	7/27/45	CAD	3,000	2,269
CU Inc.	4.085%	9/2/44	CAD	5,400	4,164
CU Inc.	4.211%	10/29/55	CAD	15,000	11,661
CU Inc.	4.543%	10/24/41	CAD	1,000	823
CU Inc.	4.722%	9/9/43	CAD	3,000	2,537
Emera Inc.	2.900%	6/16/23	CAD	33,000	24,277
Enbridge Gas Distribution Inc.	2.500%	8/5/26	CAD	2,000	1,415
Enbridge Gas Distribution Inc.	3.150%	8/22/24	CAD	6,480	4,858
Enbridge Gas Distribution Inc.	3.310%	9/11/25	CAD	240	181
Enbridge Gas Distribution Inc.	4.000%	8/22/44	CAD	2,000	1,517
Enbridge Gas Distribution Inc.	4.040%	11/23/20	CAD	350	272
Enbridge Gas Distribution Inc.	4.950%	11/22/50	CAD	1,000	873
Enbridge Inc.	3.190%	12/5/22	CAD	15,070	11,288
Enbridge Inc.	3.200%	6/8/27	CAD	10,000	7,115
Enbridge Inc.	4.240%	8/27/42	CAD	2,460	1,700
Enbridge Inc.	4.530%	3/9/20	CAD	9,700	7,510
Enbridge Inc.	4.570%	3/11/44	CAD	1,400	1,014
Enbridge Income Fund	3.950%	11/19/24	CAD	3,000	2,285
Enbridge Pipelines Inc.	3.450%	9/29/25	CAD	5,240	3,926
Enbridge Pipelines Inc.	4.130%	8/9/46	CAD	5,000	3,538
Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	1,000	758
Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	5,600	4,237
EPCOR Utilities Inc.	3.554%	11/27/47	CAD	7,000	4,943
EPCOR Utilities Inc.	4.550%	2/28/42	CAD	2,995	2,475
Fairfax Financial Holdings Ltd.	4.250%	12/6/27	CAD	2,465	1,812
Fairfax Financial Holdings Ltd.	4.500%	3/22/23	CAD	2,500	1,952
Fairfax Financial Holdings Ltd.	4.700%	12/16/26	CAD	5,000	3,834
Fairfax Financial Holdings Ltd.	4.950%	3/3/25	CAD	575	453
Fairfax Financial Holdings Ltd.	5.840%	10/14/22	CAD	2,800	2,290
Federation des Caisses Desjardins du
Quebec	2.091%	1/17/22	CAD	2,590	1,906
Federation des Caisses Desjardins du
Quebec	3.056%	9/11/23	CAD	5,000	3,759
First Capital Realty Inc.	4.323%	7/31/25	CAD	10,000	7,618
First Capital Realty Inc.	4.790%	8/30/24	CAD	5,000	3,925
Fortis Inc.	2.850%	12/12/23	CAD	2,500	1,834
FortisBC Energy Inc.	6.050%	2/15/38	CAD	10,000	9,762
FortisBC Energy Inc.	6.500%	5/1/34	CAD	10,000	9,894
Great-West Lifeco Inc.	1.750%	12/7/26	EUR	500	575
Great-West Lifeco Inc.	5.998%	11/16/39	CAD	11,000	10,594
Great-West Lifeco Inc.	6.670%	3/21/33	CAD	2,000	1,956
Greater Toronto Airports Authority	1.510%	2/16/21	CAD	4,955	3,653
2 Greater Toronto Airports Authority	4.530%	12/2/41	CAD	5,000	4,312
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	3,100	2,945
H&R REIT	3.416%	1/23/23	CAD	4,705	3,497
Hospital for Sick Children	3.416%	12/7/57	CAD	2,792	1,961
Hospital Infrastructure Partners NOH
Partnership	5.439%	1/31/45	CAD	5,531	4,720

20

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
HSBC Bank Canada	1.816%	7/7/20	CAD	10,000	7,454
HSBC Bank Canada	2.170%	6/29/22	CAD	10,500	7,666
HSBC Bank Canada	2.449%	1/29/21	CAD	150	112
HSBC Bank Canada	2.542%	1/31/23	CAD	10,000	7,345
HSBC Bank Canada	2.908%	9/29/21	CAD	3,000	2,261
HSBC Bank Canada	2.938%	1/14/20	CAD	1,950	1,488
HSBC Bank Canada	3.245%	9/15/23	CAD	10,000	7,531
Husky Energy Inc.	3.600%	3/10/27	CAD	3,000	2,188
Hydro One Inc.	1.840%	2/24/21	CAD	400	296
Hydro One Inc.	2.570%	6/25/21	CAD	2,045	1,534
Hydro One Inc.	2.770%	2/24/26	CAD	9,800	7,087
Hydro One Inc.	2.970%	6/26/25	CAD	245	181
Hydro One Inc.	3.200%	1/13/22	CAD	350	266
Hydro One Inc.	3.630%	6/25/49	CAD	10,420	7,294
Hydro One Inc.	3.720%	11/18/47	CAD	1,441	1,028
Hydro One Inc.	3.790%	7/31/62	CAD	2,000	1,399
Hydro One Inc.	4.390%	9/26/41	CAD	5,115	4,065
Hydro One Inc.	4.400%	6/1/20	CAD	3,000	2,332
Hydro One Inc.	4.590%	10/9/43	CAD	5,500	4,509
Hydro One Inc.	4.890%	3/13/37	CAD	5,000	4,218
Hydro One Inc.	5.360%	5/20/36	CAD	1,000	888
Hydro One Inc.	5.490%	7/16/40	CAD	3,525	3,219
Hydro One Inc.	6.930%	6/1/32	CAD	1,000	995
Hydro One Inc.	7.350%	6/3/30	CAD	2,000	1,999
1 Industrial Alliance Insurance & Financial
Services Inc.	3.300%	9/15/28	CAD	5,000	3,758
Intact Financial Corp.	3.770%	3/2/26	CAD	2,376	1,812
Intact Financial Corp.	5.160%	6/16/42	CAD	2,530	2,158
Inter Pipeline Ltd.	2.608%	9/13/23	CAD	10,000	7,224
Inter Pipeline Ltd.	2.734%	4/18/24	CAD	5,000	3,593
Inter Pipeline Ltd.	3.173%	3/24/25	CAD	4,950	3,596
Inter Pipeline Ltd.	3.776%	5/30/22	CAD	2,300	1,759
Inter Pipeline Ltd.	4.637%	5/30/44	CAD	3,000	2,182
John Deere Canada Funding Inc.	2.050%	9/17/20	CAD	700	523
John Deere Canada Funding Inc.	2.700%	1/17/23	CAD	1,611	1,195
Keyera Corp.	3.934%	6/21/28	CAD	10,000	7,390
Kraft Canada Inc.	2.700%	7/6/20	CAD	1,865	1,406
Laurentian Bank of Canada	2.500%	1/23/20	CAD	300	227
Laurentian Bank of Canada	3.450%	6/27/23	CAD	5,000	3,729
Loblaw Cos. Ltd.	4.860%	9/12/23	CAD	7,000	5,576
Loblaw Cos. Ltd.	5.900%	1/18/36	CAD	1,300	1,141
1 Manufacturers Life Insurance Co.	2.100%	6/1/25	CAD	9,000	6,737
1 Manufacturers Life Insurance Co.	2.640%	1/15/25	CAD	200	152
1 Manufacturers Life Insurance Co.	3.181%	11/22/27	CAD	5,000	3,767
1 Manulife Finance Delaware LP	5.059%	12/15/41	CAD	900	730
1 Manulife Financial Capital Trust II	7.405%	12/31/08	CAD	4,000	3,183
Metro Inc.	3.390%	12/6/27	CAD	15,000	10,799
Metro Inc.	4.270%	12/4/47	CAD	2,000	1,411
Metro Inc.	5.970%	10/15/35	CAD	5,048	4,441
National Bank of Canada	1.742%	3/3/20	CAD	500	375
National Bank of Canada	1.809%	7/26/21	CAD	5,000	3,676
1 National Bank of Canada	3.183%	2/1/28	CAD	10,000	7,352
Nissan Canada Financial Services Inc.	2.606%	3/5/21	CAD	10,000	7,476

21

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
North West Redwater Partnership / NWR
Financing Co. Ltd.	2.800%	6/1/27	CAD	10,000	7,101
North West Redwater Partnership / NWR
Financing Co. Ltd.	3.700%	2/23/43	CAD	4,000	2,833
North West Redwater Partnership / NWR
Financing Co. Ltd.	4.050%	7/22/44	CAD	3,350	2,503
North West Redwater Partnership / NWR
Financing Co. Ltd.	4.250%	6/1/29	CAD	250	196
North West Redwater Partnership / NWR
Financing Co. Ltd.	4.750%	6/1/37	CAD	5,000	4,110
Nova Scotia Power Inc.	5.610%	6/15/40	CAD	4,300	3,963
OMERS Realty Corp.	2.858%	2/23/24	CAD	5,000	3,709
OMERS Realty Corp.	3.328%	11/12/24	CAD	1,374	1,039
OMERS Realty Corp.	3.331%	6/5/25	CAD	3,000	2,261
OMERS Realty Corp.	3.628%	6/5/30	CAD	4,380	3,305
Ottawa MacDonald-Cartier International
Airport Authority	3.933%	6/9/45	CAD	775	593
Pembina Pipeline Corp.	3.710%	8/11/26	CAD	4,850	3,603
Pembina Pipeline Corp.	4.240%	6/15/27	CAD	3,000	2,298
Pembina Pipeline Corp.	4.750%	4/30/43	CAD	3,000	2,212
Pembina Pipeline Corp.	4.810%	3/25/44	CAD	9,000	6,697
Plenary Properties LTAP LP	6.288%	1/31/44	CAD	4,397	4,164
RioCan REIT	3.746%	5/30/22	CAD	8,842	6,737
Rogers Communications Inc.	4.000%	3/13/24	CAD	4,000	3,090
Rogers Communications Inc.	4.700%	9/29/20	CAD	400	313
Rogers Communications Inc.	5.340%	3/22/21	CAD	6,000	4,775
Rogers Communications Inc.	6.110%	8/25/40	CAD	5,000	4,466
Rogers Communications Inc.	6.680%	11/4/39	CAD	3,044	2,889
Royal Bank of Canada	0.250%	6/28/23	EUR	2,100	2,366
Royal Bank of Canada	0.500%	12/16/20	EUR	5,000	5,733
Royal Bank of Canada	1.125%	12/22/21	GBP	3,300	4,191
Royal Bank of Canada	1.583%	9/13/21	CAD	4,700	3,427
Royal Bank of Canada	1.650%	7/15/21	CAD	37,000	27,111
Royal Bank of Canada	1.968%	3/2/22	CAD	25,100	18,365
Royal Bank of Canada	2.000%	3/21/22	CAD	4,500	3,295
Royal Bank of Canada	2.333%	12/5/23	CAD	8,500	6,177
Royal Bank of Canada	2.350%	12/9/19	CAD	6,750	5,118
Royal Bank of Canada	2.360%	12/5/22	CAD	12,000	8,823
Royal Bank of Canada	2.949%	5/1/23	CAD	10,000	7,509
1 Royal Bank of Canada	2.990%	12/6/24	CAD	14,225	10,837
1 Royal Bank of Canada	3.040%	7/17/24	CAD	400	304
1 Royal Bank of Canada	3.310%	1/20/26	CAD	10,900	8,280
1 Royal Bank of Canada	3.450%	9/29/26	CAD	10,000	7,594
Royal Office Finance LP	5.209%	11/12/32	CAD	6,872	5,962
Saputo Inc.	2.654%	11/26/19	CAD	250	190
Saputo Inc.	3.603%	8/14/25	CAD	10,000	7,460
1 Scotiabank Capital Trust	5.650%	12/31/56	CAD	200	179
Shaw Communications Inc.	4.350%	1/31/24	CAD	10,000	7,767
Shaw Communications Inc.	5.500%	12/7/20	CAD	8,443	6,700
Shaw Communications Inc.	6.750%	11/9/39	CAD	6,200	5,606
SmartCentres REIT	3.834%	12/21/27	CAD	5,000	3,588
1 Sun Life Financial Inc.	2.600%	9/25/25	CAD	350	263
1 Sun Life Financial Inc.	3.050%	9/19/28	CAD	10,000	7,422
Sun Life Financial Inc.	4.570%	8/23/21	CAD	3,000	2,363

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
1 Sun Life Financial Inc.	5.400%	5/29/42	CAD	850	740
Suncor Energy Inc.	3.000%	9/14/26	CAD	3,000	2,165
Suncor Energy Inc.	4.340%	9/13/46	CAD	5,154	3,906
TCHC Issuer Trust	5.395%	2/22/40	CAD	2,078	1,956
TELUS Corp.	2.350%	3/28/22	CAD	9,800	7,195
TELUS Corp.	3.200%	4/5/21	CAD	750	569
TELUS Corp.	3.350%	4/1/24	CAD	10,700	7,987
TELUS Corp.	3.750%	1/17/25	CAD	2,460	1,864
TELUS Corp.	3.750%	3/10/26	CAD	900	676
TELUS Corp.	4.400%	4/1/43	CAD	3,000	2,120
TELUS Corp.	4.400%	1/29/46	CAD	250	176
TELUS Corp.	4.750%	1/17/45	CAD	1,430	1,064
TELUS Corp.	4.850%	4/5/44	CAD	9,250	6,985
TELUS Corp.	5.050%	7/23/20	CAD	300	236
Teranet Holdings LP	4.807%	12/16/20	CAD	8,875	6,908
Teranet Holdings LP	5.754%	12/17/40	CAD	1,200	915
Thomson Reuters Corp.	3.309%	11/12/21	CAD	2,500	1,905
Toromont Industries Ltd.	3.842%	10/27/27	CAD	7,000	5,252
Toronto-Dominion Bank	0.500%	4/3/24	EUR	8,000	9,070
Toronto-Dominion Bank	1.000%	12/13/21	GBP	1,000	1,265
Toronto-Dominion Bank	1.680%	6/8/21	CAD	10,000	7,375
Toronto-Dominion Bank	1.693%	4/2/20	CAD	15,000	11,229
Toronto-Dominion Bank	1.994%	3/23/22	CAD	10,000	7,330
Toronto-Dominion Bank	2.045%	3/8/21	CAD	5,000	3,719
Toronto-Dominion Bank	2.621%	12/22/21	CAD	22,450	16,833
1 Toronto-Dominion Bank	2.982%	9/30/25	CAD	7,400	5,593
Toronto-Dominion Bank	3.005%	5/30/23	CAD	15,000	11,297
1 Toronto-Dominion Bank	3.224%	7/25/29	CAD	6,000	4,381
Toronto-Dominion Bank	3.226%	7/24/24	CAD	5,450	4,129
1 Toronto-Dominion Bank	3.589%	9/14/28	CAD	8,000	5,989
1 Toronto-Dominion Bank	4.859%	3/4/31	CAD	5,150	4,105
TransAlta Corp.	5.000%	11/25/20	CAD	2,650	2,070
TransCanada PipeLines Ltd.	3.390%	3/15/28	CAD	20,000	14,600
TransCanada PipeLines Ltd.	3.650%	11/15/21	CAD	5,000	3,854
TransCanada PipeLines Ltd.	3.690%	7/19/23	CAD	5,240	4,023
TransCanada PipeLines Ltd.	4.180%	7/3/48	CAD	15,000	10,661
TransCanada PipeLines Ltd.	4.330%	9/16/47	CAD	5,000	3,652
TransCanada PipeLines Ltd.	4.350%	6/6/46	CAD	4,000	2,934
TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	2,000	1,515
TransCanada PipeLines Ltd.	6.280%	5/26/28	CAD	4,514	3,979
Union Gas Ltd.	3.790%	7/10/23	CAD	30,000	23,250
Union Gas Ltd.	4.200%	6/2/44	CAD	2,400	1,877
Union Gas Ltd.	4.880%	6/21/41	CAD	3,450	2,951
University of Toronto	5.841%	12/15/43	CAD	130	132
Veresen Inc.	3.430%	11/10/21	CAD	3,000	2,281
Wells Fargo Canada Corp.	3.040%	1/29/21	CAD	10,000	7,596
					1,376,061
Sovereign Bonds (4.4%)
Canada	0.500%	3/1/22	CAD	50,330	35,939
Canada	0.750%	9/1/20	CAD	235,955	174,197
Canada	0.750%	3/1/21	CAD	139,695	102,292
Canada	1.000%	9/1/22	CAD	207,652	149,622
Canada	1.250%	11/1/19	CAD	133,950	100,865
Canada	1.250%	2/1/20	CAD	65,892	49,477

23

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Canada	1.500%	3/1/20	CAD	59,625	44,860
	Canada	1.500%	6/1/26	CAD	60,485	42,871
	Canada	1.750%	5/1/20	CAD	118,155	89,071
	Canada	1.750%	8/1/20	CAD	31,101	23,401
	Canada	1.750%	3/1/23	CAD	120,376	88,923
	Canada	2.000%	11/1/20	CAD	26,491	19,994
	Canada	2.000%	9/1/23	CAD	33,535	24,980
	Canada	2.000%	6/1/28	CAD	24,402	17,773
	Canada	2.000%	12/1/51	CAD	13,600	9,117
	Canada	2.250%	6/1/25	CAD	36,460	27,331
	Canada	2.250%	6/1/29	CAD	32,000	23,746
	Canada	2.500%	6/1/24	CAD	59,510	45,319
	Canada	2.750%	6/1/22	CAD	1,755	1,349
	Canada	2.750%	12/1/48	CAD	40,302	32,047
	Canada	2.750%	12/1/64	CAD	93,529	76,007
	Canada	3.250%	6/1/21	CAD	25,015	19,425
	Canada	3.500%	1/13/20	EUR	2,000	2,374
	Canada	3.500%	12/1/45	CAD	102,394	92,382
	Canada	4.000%	6/1/41	CAD	108,350	102,801
	Canada	5.000%	6/1/37	CAD	90,706	93,934
	Canada	5.750%	6/1/29	CAD	31,844	31,436
	Canada	5.750%	6/1/33	CAD	70,753	74,795
	Canada	8.000%	6/1/23	CAD	1,100	1,036
	Canada	8.000%	6/1/27	CAD	7,000	7,577
	Canada	9.000%	6/1/25	CAD	20,000	21,183
	Canada	10.500%	3/15/21	CAD	15,000	13,538
2	Canada Housing Trust No 1	1.150%	12/15/21	CAD	75,854	55,028
2	Canada Housing Trust No 1	1.200%	6/15/20	CAD	24,050	17,952
2	Canada Housing Trust No 1	1.250%	12/15/20	CAD	50,000	37,268
[2,5]	Canada Housing Trust No 1	1.250%	6/15/21	CAD	30,000	22,094
2	Canada Housing Trust No 1	1.450%	6/15/20	CAD	25,000	18,736
2	Canada Housing Trust No 1	1.500%	12/15/21	CAD	600	440
2	Canada Housing Trust No 1	1.750%	6/15/22	CAD	35,000	25,787
2	Canada Housing Trust No 1	1.900%	9/15/26	CAD	31,950	22,654
2	Canada Housing Trust No 1	1.950%	12/15/25	CAD	20,000	14,338
2	Canada Housing Trust No 1	2.000%	12/15/19	CAD	53,800	40,759
2	Canada Housing Trust No 1	2.250%	12/15/25	CAD	5,225	3,822
2	Canada Housing Trust No 1	2.350%	6/15/23	CAD	48,275	36,095
2	Canada Housing Trust No 1	2.350%	9/15/23	CAD	13,940	10,411
2	Canada Housing Trust No 1	2.350%	3/15/28	CAD	425	309
2	Canada Housing Trust No 1	2.400%	12/15/22	CAD	30,000	22,555
2	Canada Housing Trust No 1	2.550%	12/15/23	CAD	56,195	42,278
2	Canada Housing Trust No 1	2.550%	3/15/25	CAD	13,000	9,728
2	Canada Housing Trust No 1	2.650%	3/15/22	CAD	21,500	16,314
2	Canada Housing Trust No 1	2.650%	3/15/28	CAD	85,365	63,635
2	Canada Housing Trust No 1	2.650%	12/15/28	CAD	10,900	8,103
2	Canada Housing Trust No 1	2.900%	6/15/24	CAD	14,000	10,694
2	Canada Housing Trust No 1	3.150%	9/15/23	CAD	21,270	16,470
2	Canada Housing Trust No 1	3.350%	12/15/20	CAD	26,000	20,140
[2,5]	Canada Housing Trust No 1	3.750%	3/15/20	CAD	10,000	7,771
2	Canada Housing Trust No 1	3.800%	6/15/21	CAD	56,000	43,975
	Canada Post Corp.	4.360%	7/16/40	CAD	3,650	3,274
	CDP Financial Inc.	4.600%	7/15/20	CAD	350	275
	City of Montreal	3.000%	9/1/25	CAD	7,000	5,249

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	City of Montreal	3.150%	9/1/28	CAD	3,050	2,276
	City of Montreal	3.150%	12/1/36	CAD	2,000	1,431
	City of Montreal	3.500%	9/1/23	CAD	7,450	5,788
	City of Montreal	3.500%	9/1/24	CAD	10,000	7,748
	City of Montreal	3.500%	12/1/38	CAD	6,000	4,495
	City of Montreal	4.100%	12/1/34	CAD	3,195	2,588
	City of Montreal	3.000%	9/1/27	CAD	5,000	3,739
	City of Ottawa Ontario	3.100%	7/27/48	CAD	4,190	2,906
	City of Toronto	2.400%	6/7/27	CAD	1,590	1,130
	City of Toronto	2.950%	4/28/35	CAD	6,250	4,386
	City of Toronto	3.200%	8/1/48	CAD	1,820	1,293
	City of Toronto	3.800%	12/13/42	CAD	19,000	14,939
	City of Toronto	3.900%	9/29/23	CAD	4,742	3,753
	City of Toronto	4.150%	3/10/44	CAD	4,950	4,086
	City of Toronto	4.500%	12/2/19	CAD	5,000	3,897
	City of Toronto	4.700%	6/10/41	CAD	2,000	1,783
	City of Toronto	5.200%	6/1/40	CAD	1,220	1,152
	City of Winnipeg	4.100%	6/1/45	CAD	1,000	829
	CNA Financial Corp.	4.000%	12/1/19	CAD	9,000	6,984
	CPPIB Capital Inc.	0.375%	6/20/24	EUR	35,000	39,547
	CPPIB Capital Inc.	1.400%	6/4/20	CAD	10,700	7,993
	CPPIB Capital Inc.	1.500%	3/4/33	EUR	15,000	17,427
5	Export Development Canada	1.000%	12/15/20	GBP	4,000	5,106
	Export Development Canada	1.375%	12/16/19	GBP	3,500	4,493
	Export Development Canada	1.375%	12/8/23	GBP	10,000	12,777
	Export Development Canada	1.800%	9/1/22	CAD	195	143
	Export Development Canada	2.400%	6/7/21	AUD	20,564	14,578
	Fair Hydro Trust	3.357%	5/15/33	CAD	7,125	5,323
	Financement-Quebec	2.450%	12/1/19	CAD	9,240	7,033
	Financement-Quebec	5.250%	6/1/34	CAD	3,000	2,798
	Hydro-Quebec	4.000%	2/15/55	CAD	16,247	14,120
	Hydro-Quebec	5.000%	2/15/45	CAD	18,950	18,540
	Hydro-Quebec	5.000%	2/15/50	CAD	34,400	34,551
	Hydro-Quebec	6.000%	8/15/31	CAD	9,290	9,010
	Hydro-Quebec	6.000%	2/15/40	CAD	15,915	16,924
	Hydro-Quebec	6.500%	1/16/35	CAD	4,155	4,351
	Hydro-Quebec	6.500%	2/15/35	CAD	16,000	16,950
	Hydro-Quebec	9.625%	7/15/22	CAD	12,000	11,293
	Hydro-Quebec	10.500%	10/15/21	CAD	4,000	3,705
	Hydro-Quebec	11.000%	8/15/20	CAD	1,450	1,265
[2,5]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	3,000	2,437
[2,5]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	4,123	3,540
[2,5]	Labrador-Island Link Funding Trust	3.860%	12/1/45	CAD	3,790	3,201
	Lower Mattagami Energy LP	3.416%	6/20/24	CAD	2,000	1,532
	Lower Mattagami Energy LP	5.139%	5/18/41	CAD	5,000	4,482
5	Maritime Link Financing Trust	3.500%	12/1/52	CAD	7,372	5,668
	Municipal Finance Authority of British
	Columbia	1.650%	4/19/21	CAD	4,500	3,338
	Municipal Finance Authority of British
	Columbia	2.500%	4/19/26	CAD	1,850	1,344
	Municipal Finance Authority of British
	Columbia	2.600%	4/23/23	CAD	1,848	1,386
	Municipal Finance Authority of British
	Columbia	2.950%	10/14/24	CAD	6,000	4,661

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Municipal Finance Authority of British
	Columbia	3.050%	10/23/28	CAD	7,620	5,712
	Municipal Finance Authority of British
	Columbia	4.150%	6/1/21	CAD	4,050	3,197
	Municipal Finance Authority of British
	Columbia	4.450%	6/1/20	CAD	400	313
[2,5]	Muskrat Falls / Labrador Transmission
	Assets Funding Trust	3.630%	6/1/29	CAD	5,300	4,235
[2,5]	Muskrat Falls / Labrador Transmission
	Assets Funding Trust	3.830%	6/1/37	CAD	1,000	826
[2,5]	Muskrat Falls / Labrador Transmission
	Assets Funding Trust	3.860%	12/1/48	CAD	3,500	2,991
	Newfoundland & Labrador Hydro	3.600%	12/1/45	CAD	1,500	1,140
	Newfoundland & Labrador Hydro	6.650%	8/27/31	CAD	2,000	2,002
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	7,000	7,168
	Ontario Electricity Financial Corp.	8.900%	8/18/22	CAD	10,250	9,488
	Ontario Electricity Financial Corp.	10.125%	10/15/21	CAD	2,500	2,290
	Ontario Infrastructure & Lands Corp.	4.700%	6/1/37	CAD	1,439	1,259
	Ontario Power Generation Inc.	3.838%	6/22/48	CAD	10,000	7,177
	OPB Finance Trust	2.950%	2/2/26	CAD	29,000	21,542
	OPB Finance Trust	2.980%	1/25/27	CAD	5,000	3,697
	Province of Alberta	0.625%	4/18/25	EUR	10,600	12,032
	Province of Alberta	1.000%	11/15/21	GBP	6,300	7,971
	Province of Alberta	1.250%	6/1/20	CAD	15,900	11,860
	Province of Alberta	1.350%	9/1/21	CAD	12,000	8,802
	Province of Alberta	1.600%	9/1/22	CAD	9,000	6,543
	Province of Alberta	2.200%	6/1/26	CAD	20,000	14,313
	Province of Alberta	2.350%	6/1/25	CAD	9,300	6,788
	Province of Alberta	2.550%	6/1/27	CAD	22,285	16,207
	Province of Alberta	2.900%	12/1/28	CAD	6,625	4,913
	Province of Alberta	2.900%	9/20/29	CAD	6,000	4,425
	Province of Alberta	3.050%	12/1/48	CAD	37,911	27,102
	Province of Alberta	3.100%	6/1/50	CAD	4,405	3,233
	Province of Alberta	3.300%	12/1/46	CAD	19,165	14,367
	Province of Alberta	3.400%	12/1/23	CAD	3,000	2,336
	Province of Alberta	3.900%	12/1/33	CAD	7,075	5,748
	Province of Alberta	3.450%	12/1/43	CAD	19,075	14,680
	Province of Alberta	4.500%	12/1/40	CAD	5,000	4,460
	Province of British Columbia	2.300%	6/18/26	CAD	15,000	10,885
	Province of British Columbia	2.550%	6/18/27	CAD	3,900	2,851
	Province of British Columbia	2.700%	12/18/22	CAD	4,902	3,715
	Province of British Columbia	2.800%	6/18/48	CAD	31,521	21,904
	Province of British Columbia	2.850%	6/18/25	CAD	5,185	3,920
	Province of British Columbia	2.950%	12/18/28	CAD	24,932	18,722
	Province of British Columbia	2.950%	6/18/50	CAD	3,965	2,848
	Province of British Columbia	3.200%	6/18/44	CAD	12,800	9,609
	Province of British Columbia	3.250%	12/18/21	CAD	2,270	1,758
	Province of British Columbia	3.300%	12/18/23	CAD	11,000	8,532
	Province of British Columbia	4.100%	12/18/19	CAD	25,000	19,438
	Province of British Columbia	4.300%	6/18/42	CAD	21,725	19,302
	Province of British Columbia	4.700%	6/18/37	CAD	3,200	2,916
	Province of British Columbia	4.800%	6/15/21	CAD	94	75
	Province of British Columbia	4.900%	6/18/48	CAD	3,000	2,980
	Province of British Columbia	4.950%	6/18/40	CAD	8,000	7,659

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Province of British Columbia	5.700%	6/18/29	CAD	13,575	12,710
Province of British Columbia	6.350%	6/18/31	CAD	15,000	15,140
Province of Manitoba	0.750%	12/15/21	GBP	6,300	6,543
Province of Manitoba	1.550%	9/5/21	CAD	5,000	3,687
Province of Manitoba	1.600%	9/5/20	CAD	3,000	2,243
Province of Manitoba	2.450%	6/2/25	CAD	7,000	5,140
Province of Manitoba	2.550%	6/2/26	CAD	19,000	13,921
Province of Manitoba	2.600%	6/2/27	CAD	18,000	13,102
Province of Manitoba	2.850%	9/5/46	CAD	8,000	5,420
Province of Manitoba	3.000%	6/2/28	CAD	10,000	7,485
Province of Manitoba	3.150%	9/5/52	CAD	2,750	1,968
Province of Manitoba	3.250%	9/5/29	CAD	2,270	1,719
Province of Manitoba	3.300%	6/2/24	CAD	3,000	2,322
Province of Manitoba	3.350%	3/5/43	CAD	2,000	1,492
Province of Manitoba	3.400%	9/5/48	CAD	24,049	18,129
Province of Manitoba	3.450%	3/5/63	CAD	3,597	2,737
Province of Manitoba	4.050%	9/5/45	CAD	5,000	4,187
Province of Manitoba	4.100%	3/5/41	CAD	5,000	4,179
Province of Manitoba	4.150%	6/3/20	CAD	6,000	4,678
Province of Manitoba	4.400%	9/5/25	CAD	3,500	2,875
Province of Manitoba	4.400%	3/5/42	CAD	6,500	5,685
Province of Manitoba	4.600%	3/5/38	CAD	3,000	2,647
Province of Manitoba	4.650%	3/5/40	CAD	4,000	3,589
Province of Manitoba	4.700%	3/5/50	CAD	235	221
Province of Manitoba	4.750%	2/11/20	CAD	5,250	4,107
Province of Manitoba	5.700%	3/5/37	CAD	3,000	3,002
Province of New Brunswick	1.550%	5/4/22	CAD	98	71
Province of New Brunswick	2.350%	8/14/27	CAD	1,700	1,206
Province of New Brunswick	2.600%	8/14/26	CAD	10,000	7,315
Province of New Brunswick	2.850%	6/2/23	CAD	10,000	7,587
Province of New Brunswick	3.100%	8/14/48	CAD	16,500	11,574
Province of New Brunswick	3.550%	6/3/43	CAD	3,000	2,274
Province of New Brunswick	3.650%	6/3/24	CAD	11,000	8,639
Province of New Brunswick	3.800%	8/14/45	CAD	7,965	6,317
Province of New Brunswick	4.500%	6/2/20	CAD	2,000	1,567
Province of New Brunswick	4.550%	3/26/37	CAD	7,000	6,050
Province of New Brunswick	4.800%	9/26/39	CAD	2,420	2,180
Province of New Brunswick	4.800%	6/3/41	CAD	2,990	2,711
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	5,000	3,611
Province of Newfoundland and Labrador	2.850%	6/2/28	CAD	15,000	11,019
Province of Newfoundland and Labrador	3.000%	6/2/26	CAD	10,000	7,509
Province of Newfoundland and Labrador	3.300%	10/17/46	CAD	15,205	10,963
Province of Newfoundland and Labrador	3.700%	10/17/48	CAD	1,214	945
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,270	2,007
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	1,000	938
Province of Nova Scotia	2.100%	6/1/27	CAD	16,000	11,234
Province of Nova Scotia	3.450%	6/1/45	CAD	3,000	2,314
Province of Nova Scotia	3.500%	6/2/62	CAD	7,220	5,614
Province of Nova Scotia	4.100%	6/1/21	CAD	8,000	6,300
Province of Nova Scotia	4.150%	11/25/19	CAD	250	193
Province of Nova Scotia	4.400%	6/1/42	CAD	6,000	5,316
Province of Nova Scotia	4.500%	6/1/37	CAD	3,000	2,631
Province of Nova Scotia	4.700%	6/1/41	CAD	2,000	1,828
Province of Nova Scotia	5.800%	6/1/33	CAD	2,000	1,948

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Province of Ontario	0.375%	6/14/24	EUR	24,200	27,296
Province of Ontario	0.875%	1/21/25	EUR	5,000	5,788
Province of Ontario	1.350%	3/8/22	CAD	42,500	30,915
Province of Ontario	1.875%	5/21/24	EUR	5,000	6,115
Province of Ontario	2.375%	5/7/20	CHF	1,100	1,143
Province of Ontario	2.400%	6/2/26	CAD	28,280	20,529
Province of Ontario	2.600%	9/8/23	CAD	19,200	14,409
Province of Ontario	2.600%	6/2/25	CAD	77,465	57,431
Province of Ontario	2.600%	6/2/27	CAD	74,500	54,352
Province of Ontario	2.800%	6/2/48	CAD	62,696	42,691
Province of Ontario	2.850%	6/2/23	CAD	50,090	38,037
Province of Ontario	2.900%	6/2/28	CAD	60,432	44,923
Province of Ontario	2.900%	12/2/46	CAD	65,467	45,498
Province of Ontario	2.900%	6/2/49	CAD	47,266	32,877
Province of Ontario	3.000%	9/28/20	EUR	7,750	9,328
Province of Ontario	3.150%	6/2/22	CAD	78,000	60,022
Province of Ontario	3.450%	6/2/45	CAD	73,735	56,830
Province of Ontario	3.500%	6/2/24	CAD	46,250	36,151
Province of Ontario	3.500%	6/2/43	CAD	54,000	41,890
Province of Ontario	4.000%	12/3/19	EUR	35,000	41,536
Province of Ontario	4.000%	6/2/21	CAD	40,720	32,002
Province of Ontario	4.200%	6/2/20	CAD	35,839	27,965
Province of Ontario	4.600%	6/2/39	CAD	44,500	39,996
Province of Ontario	4.650%	6/2/41	CAD	72,175	65,929
Province of Ontario	4.700%	6/2/37	CAD	37,700	33,941
Province of Ontario	4.850%	6/2/20	CAD	10,000	7,877
Province of Ontario	5.600%	6/2/35	CAD	30,000	29,285
Province of Ontario	5.850%	3/8/33	CAD	22,850	22,439
Province of Ontario	6.200%	6/2/31	CAD	13,000	12,876
Province of Ontario	6.250%	9/29/20	AUD	9,535	7,240
Province of Ontario	6.500%	3/8/29	CAD	16,560	16,155
Province of Ontario	7.600%	6/2/27	CAD	15,000	15,210
Province of Prince Edward Island	3.600%	1/17/53	CAD	2,994	2,262
Province of Quebec	0.875%	5/24/22	GBP	1,500	1,886
Province of Quebec	0.875%	1/15/25	EUR	17,600	20,380
Province of Quebec	0.875%	5/4/27	EUR	31,900	36,215
Province of Quebec	1.650%	3/3/22	CAD	15,000	11,040
Province of Quebec	2.250%	7/17/23	EUR	13,500	16,712
Province of Quebec	2.375%	1/22/24	EUR	1,000	1,249
Province of Quebec	2.450%	3/1/23	CAD	2,000	1,500
Province of Quebec	2.500%	9/1/26	CAD	37,500	27,431
Province of Quebec	2.600%	7/6/25	CAD	835	620
Province of Quebec	2.750%	9/1/25	CAD	28,480	21,335
Province of Quebec	2.750%	9/1/27	CAD	42,178	31,233
Province of Quebec	2.750%	9/1/28	CAD	27,430	20,183
Province of Quebec	3.000%	9/1/23	CAD	20,240	15,492
Province of Quebec	3.500%	12/1/22	CAD	34,220	26,698
Province of Quebec	3.500%	12/1/45	CAD	56,425	44,168
Province of Quebec	3.500%	12/1/48	CAD	69,000	54,186
Province of Quebec	3.750%	9/1/24	CAD	19,650	15,581
Province of Quebec	4.250%	12/1/21	CAD	35,000	27,892
Province of Quebec	4.250%	12/1/43	CAD	34,125	29,963
Province of Quebec	4.500%	12/1/19	CAD	13,000	10,128
Province of Quebec	4.500%	12/1/20	CAD	22,597	17,874

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Province of Quebec	5.000%	12/1/38	CAD	21,900	20,709
Province of Quebec	5.000%	12/1/41	CAD	42,690	41,130
Province of Quebec	5.350%	6/1/25	CAD	5,000	4,317
Province of Quebec	5.750%	12/1/36	CAD	17,240	17,412
Province of Quebec	6.000%	10/1/29	CAD	15,000	14,343
Province of Quebec	6.250%	6/1/32	CAD	15,370	15,496
Province of Quebec	8.500%	4/1/26	CAD	10,000	10,301
Province of Quebec	9.375%	1/16/23	CAD	3,000	2,862
Province of Saskatchewan	2.550%	6/2/26	CAD	4,875	3,576
Province of Saskatchewan	2.650%	6/2/27	CAD	10,000	7,333
Province of Saskatchewan	2.750%	12/2/46	CAD	11,950	8,057
Province of Saskatchewan	2.950%	6/2/58	CAD	900	626
Province of Saskatchewan	3.100%	6/2/50	CAD	4,295	3,106
Province of Saskatchewan	3.200%	6/3/24	CAD	9,500	7,316
Province of Saskatchewan	3.300%	6/2/48	CAD	10,920	8,205
Province of Saskatchewan	3.400%	2/3/42	CAD	3,500	2,670
Province of Saskatchewan	3.750%	3/5/54	CAD	2,795	2,308
Province of Saskatchewan	3.900%	6/2/45	CAD	6,000	4,977
Province of Saskatchewan	4.750%	6/1/40	CAD	2,400	2,206
Province of Saskatchewan	5.000%	3/5/37	CAD	240	223
Province of Saskatchewan	5.750%	3/5/29	CAD	6,000	5,558
PSP Capital Inc.	1.730%	6/21/22	CAD	2,000	1,465
PSP Capital Inc.	2.090%	11/22/23	CAD	4,000	2,925
PSP Capital Inc.	3.290%	4/4/24	CAD	19,825	15,328
Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	1,600	1,496
Regional Municipality of York	2.350%	6/9/27	CAD	5,000	3,534
Regional Municipality of York	2.500%	6/2/26	CAD	3,000	2,176
Regional Municipality of York	2.600%	12/15/25	CAD	5,000	3,669
Regional Municipality of York	4.050%	5/1/34	CAD	2,400	1,957
Toronto Hydro Corp.	2.520%	8/25/26	CAD	10,000	7,181
Vancouver Airport Authority	7.425%	12/7/26	CAD	15,000	14,687
					4,877,108
Total Canada (Cost $6,848,230)					6,470,515
Chile (0.0%)
Sovereign Bonds (0.0%)
Corp. Nacional del Cobre de Chile	2.250%	7/9/24	EUR	3,000	3,603
1 Republic of Chile	1.440%	2/1/29	EUR	15,000	16,695
Republic of Chile	1.750%	1/20/26	EUR	100	117
Republic of Chile	1.875%	5/27/30	EUR	22,900	26,347
Total Chile (Cost $50,682)					46,762
China (0.1%)
Sovereign Bonds (0.1%)
China Development Bank	0.375%	11/16/21	EUR	21,900	24,695
China Development Bank	0.875%	1/24/24	EUR	1,600	1,793
China Development Bank Corp.	0.125%	11/3/19	EUR	600	678
China Development Bank Corp.	0.500%	6/1/21	EUR	22,800	25,877
Export-Import Bank of China	0.250%	12/2/19	EUR	30,000	33,965
Export-Import Bank of China	0.250%	3/14/20	EUR	100	113
Export-Import Bank of China	0.750%	6/8/22	EUR	2,840	3,237
Export-Import Bank of China	0.750%	5/28/23	EUR	18,000	20,297
Sinopec Group Overseas Development
2013 Ltd.	2.625%	10/17/20	EUR	2,350	2,788

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Sinopec Group Overseas Development
2015 Ltd.	1.000%	4/28/22	EUR	11,000	12,626
State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	2,240	2,699
State Grid Overseas Investment 2016 Ltd.	1.375%	5/2/25	EUR	5,000	5,598
Total China (Cost $135,623)					134,366
Colombia (0.0%)
Sovereign Bond (0.0%)
1 Republic of Colombia	3.875%	3/22/26	EUR	5,000	6,369
Total Colombia (Cost $6,538)					6,369
Czech Republic (0.2%)
Sovereign Bonds (0.2%)
CEZ AS	3.000%	6/5/28	EUR	500	622
CEZ AS	4.500%	6/29/20	EUR	550	669
CEZ AS	4.875%	4/16/25	EUR	12,500	17,226
CEZ AS	5.000%	10/19/21	EUR	2,000	2,575
Czech Republic	0.450%	10/25/23	CZK	390,910	15,952
Czech Republic	0.950%	5/15/30	CZK	660,000	24,963
Czech Republic	2.000%	10/13/33	CZK	100,000	4,144
Czech Republic	2.400%	9/17/25	CZK	250,000	11,161
Czech Republic	2.500%	8/25/28	CZK	370,000	16,672
Czech Republic	2.750%	7/23/29	CZK	600,000	27,485
Czech Republic	3.625%	4/14/21	EUR	3,000	3,699
Czech Republic	3.750%	9/12/20	CZK	489,910	22,236
Czech Republic	3.850%	9/29/21	CZK	350,000	16,227
Czech Republic	3.875%	5/24/22	EUR	2,620	3,355
Czech Republic	4.125%	3/18/20	EUR	7,000	8,400
Czech Republic	4.200%	12/4/36	CZK	150,000	7,970
Czech Republic	4.700%	9/12/22	CZK	130,000	6,301
Czech Republic	4.850%	11/26/57	CZK	80,000	4,803
Czech Republic	5.700%	5/25/24	CZK	220,000	11,633
Total Czech Republic (Cost $214,859)					206,093
Denmark (0.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
BRFkredit A/S	0.250%	4/1/21	EUR	10,800	12,309
BRFkredit A/S	0.250%	7/1/23	EUR	8,000	9,025
BRFkredit A/S	0.500%	10/1/26	EUR	13,500	14,903
Danske Bank A/S	0.125%	3/9/21	EUR	2,300	2,616
Danske Bank A/S	0.250%	6/4/20	EUR	3,800	4,333
Danske Bank A/S	1.250%	6/11/21	EUR	10,000	11,700
Danske Bank A/S	1.625%	2/28/20	EUR	5,000	5,801
Danske Bank A/S	3.750%	6/23/22	EUR	500	640
Danske Bank A/S	4.125%	11/26/19	EUR	1,000	1,186
DLR Kredit A/S	1.000%	10/1/22	DKK	200,000	31,390
Nordea Kredit Realkreditaktieselskab	1.000%	10/1/21	DKK	200,000	31,594
Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	1,387	232
Nykredit Realkredit A/S	1.000%	7/1/21	DKK	285,000	44,782
Nykredit Realkredit A/S	1.000%	1/1/22	DKK	348,000	54,915
Nykredit Realkredit A/S	2.000%	10/1/47	DKK	173,303	26,429
					251,855

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Corporate Bonds (0.2%)
AP Moller - Maersk A/S	4.000%	4/4/25	GBP	5,500	7,245
AP Moller - Maersk A/S	1.750%	3/18/21	EUR	10,700	12,502
AP Moller - Maersk A/S	1.750%	3/16/26	EUR	300	328
Carlsberg Breweries A/S	0.500%	9/6/23	EUR	500	560
Carlsberg Breweries A/S	2.500%	5/28/24	EUR	17,000	20,840
Carlsberg Breweries A/S	2.625%	11/15/22	EUR	120	148
Danske Bank A/S	0.125%	2/14/22	EUR	21,670	24,552
Danske Bank A/S	0.250%	11/28/22	EUR	1,700	1,873
Danske Bank A/S	0.500%	5/6/21	EUR	6,100	6,886
Danske Bank A/S	0.750%	5/4/20	EUR	200	228
Danske Bank A/S	0.750%	6/2/23	EUR	6,100	6,807
Danske Bank A/S	0.875%	5/22/23	EUR	16,000	17,536
1 Danske Bank A/S	2.750%	5/19/26	EUR	9,800	11,421
ISS Global A/S	1.125%	1/9/20	EUR	7,188	8,228
ISS Global A/S	1.125%	1/7/21	EUR	14,752	16,993
ISS Global A/S	1.500%	8/31/27	EUR	20,000	21,909
ISS Global A/S	2.125%	12/2/24	EUR	500	597
1 Jyske Bank A/S	2.250%	4/5/29	EUR	15,100	17,091
Nordea Kredit Realkreditaktieselskab	1.000%	10/1/22	DKK	137,000	21,817
Nykredit Realkredit A/S	0.750%	7/14/21	EUR	300	343
1 Nykredit Realkredit A/S	2.750%	11/17/27	EUR	7,600	9,001
					206,905
Sovereign Bonds (0.4%)
Kingdom of Denmark	0.500%	11/15/27	DKK	461,000	71,063
Kingdom of Denmark	1.500%	11/15/23	DKK	242,545	39,874
Kingdom of Denmark	1.750%	11/15/25	DKK	177,300	30,063
Kingdom of Denmark	3.000%	11/15/21	DKK	179,410	30,127
Kingdom of Denmark	4.000%	11/15/19	DKK	85,000	13,530
Kingdom of Denmark	4.500%	11/15/39	DKK	547,830	142,884
Kingdom of Denmark	7.000%	11/10/24	DKK	74,285	16,088
Kommunekredit	0.250%	10/9/20	EUR	3,000	3,434
Kommunekredit	0.250%	3/29/23	EUR	700	797
Kommunekredit	0.250%	5/15/23	EUR	600	683
Kommunekredit	0.250%	2/16/24	EUR	2,000	2,261
Kommunekredit	0.750%	5/18/27	EUR	25,178	28,557
Orsted A/S	1.500%	11/26/29	EUR	20,089	22,641
Orsted A/S	4.875%	1/12/32	GBP	2,500	3,851
Orsted A/S	5.750%	4/9/40	GBP	4,000	7,086
1 Orsted A/S	6.250%	6/26/13	EUR	1,045	1,356
					414,295
Total Denmark (Cost $866,263)					873,055
Finland (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Danske Bank Oyj	0.250%	11/26/20	EUR	10,000	11,413
Danske Bank Oyj	3.875%	6/21/21	EUR	2,000	2,498
Nordea Mortgage Bank plc	0.250%	11/21/23	EUR	5,000	5,645
Nordea Mortgage Bank plc	0.625%	3/17/27	EUR	13,000	14,541
Nordea Mortgage Bank plc	1.000%	11/5/24	EUR	5,900	6,902
Nordea Mortgage Bank plc	1.375%	1/15/20	EUR	11,400	13,168
Nordea Mortgage Bank plc	4.000%	2/10/21	EUR	11,000	13,631
OP Mortgage Bank	0.250%	3/13/24	EUR	30,000	33,802

31

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
OP Mortgage Bank	0.625%	9/4/22	EUR	22,700	26,230
OP Mortgage Bank	1.500%	3/17/21	EUR	10,000	11,763
					139,593
Corporate Bonds (0.1%)
Citycon Oyj	3.750%	6/24/20	EUR	500	601
Nordea Mortgage Bank plc	0.025%	1/24/22	EUR	10,000	11,332
Nordea Mortgage Bank plc	0.625%	10/19/22	EUR	300	346
OP Corporate Bank plc	0.750%	3/3/22	EUR	1,000	1,150
OP Corporate Bank plc	0.875%	6/21/21	EUR	8,000	9,238
OP Corporate Bank plc	2.000%	3/3/21	EUR	3,000	3,555
OP Corporate Bank plc	2.500%	5/20/22	GBP	1,800	2,370
OP Mortgage Bank	0.250%	5/11/23	EUR	6,745	7,653
Sampo Oyj	1.000%	9/18/23	EUR	500	572
Sampo Oyj	1.500%	9/16/21	EUR	5,800	6,802
					43,619
Sovereign Bonds (0.5%)
6 Finnvera Oyj	0.625%	11/19/21	EUR	20,000	23,195
Fortum Oyj	2.250%	9/6/22	EUR	9,500	11,388
Fortum Oyj	4.000%	5/24/21	EUR	5,000	6,195
Municipality Finance plc	0.625%	11/26/26	EUR	5,000	5,681
Municipality Finance plc	0.750%	12/15/20	GBP	1,200	1,523
Municipality Finance plc	1.250%	2/23/33	EUR	10,000	11,390
2 Republic of Finland	0.000%	4/15/22	EUR	26,000	29,739
2 Republic of Finland	0.000%	9/15/23	EUR	33,750	38,333
2 Republic of Finland	0.375%	9/15/20	EUR	70,450	81,158
2 Republic of Finland	0.500%	4/15/26	EUR	16,640	19,033
Republic of Finland	0.500%	9/15/27	EUR	11,000	12,423
2 Republic of Finland	0.750%	4/15/31	EUR	40,492	45,305
2 Republic of Finland	0.875%	9/15/25	EUR	10,500	12,382
2 Republic of Finland	1.125%	4/15/34	EUR	25,000	28,888
2 Republic of Finland	1.375%	4/15/47	EUR	21,000	24,533
Republic of Finland	1.500%	12/19/19	GBP	1,950	2,507
2 Republic of Finland	1.500%	4/15/23	EUR	35,140	42,682
2 Republic of Finland	1.625%	12/15/20	GBP	4,000	5,176
2 Republic of Finland	1.625%	9/15/22	EUR	7,080	8,591
2 Republic of Finland	2.000%	4/15/24	EUR	29,000	36,361
2 Republic of Finland	2.625%	7/4/42	EUR	14,215	21,135
2 Republic of Finland	2.750%	7/4/28	EUR	11,353	15,452
2 Republic of Finland	3.375%	4/15/20	EUR	18,370	22,009
2 Republic of Finland	3.500%	4/15/21	EUR	13,000	16,162
2 Republic of Finland	4.000%	7/4/25	EUR	43,663	61,791
					583,032
Total Finland (Cost $768,773)					766,244
France (11.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
Arkea Home Loans SFH SA	1.500%	6/1/33	EUR	10,000	11,479
Arkea Home Loans SFH SA	4.500%	4/13/21	EUR	1,000	1,260
BNP Paribas Home Loan SFH	0.250%	9/2/21	EUR	10,500	12,000
BNP Paribas Home Loan SFH	0.875%	11/14/24	EUR	5,000	5,811
BNP Paribas Home Loan SFH	1.375%	6/17/20	EUR	7,500	8,722
BNP Paribas Home Loan SFH	3.125%	3/22/22	EUR	7,000	8,756
BNP Paribas Home Loan SFH	3.750%	4/20/20	EUR	3,000	3,600

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
BPCE SFH SA	0.375%	7/28/20	EUR	700	801
BPCE SFH SA	1.000%	2/24/25	EUR	13,500	15,723
BPCE SFH SA	1.500%	1/30/20	EUR	20,400	23,617
BPCE SFH SA	1.750%	6/27/24	EUR	20,000	24,299
BPCE SFH SA	2.125%	9/17/20	EUR	15,000	17,735
BPCE SFH SA	2.375%	11/29/23	EUR	5,000	6,240
BPCE SFH SA	3.750%	9/13/21	EUR	6,300	7,909
BPCE SFH SA	4.000%	3/23/22	EUR	3,000	3,851
Caisse de Refinancement de l’Habitat SA	2.400%	1/17/25	EUR	1,120	1,417
Caisse de Refinancement de l’Habitat SA	2.500%	3/29/21	CHF	1,000	1,064
Caisse de Refinancement de l’Habitat SA	3.300%	9/23/22	EUR	9,500	12,100
Caisse de Refinancement de l’Habitat SA	3.500%	6/22/20	EUR	5,000	6,012
Caisse de Refinancement de l’Habitat SA	3.600%	9/13/21	EUR	2,000	2,504
Caisse de Refinancement de l’Habitat SA	3.600%	3/8/24	EUR	10,600	14,086
Caisse de Refinancement de l’Habitat SA	3.750%	2/19/20	EUR	15,000	17,877
Caisse de Refinancement de l’Habitat SA	3.900%	10/20/23	EUR	5,000	6,680
Caisse de Refinancement de l’Habitat SA	4.000%	6/17/22	EUR	19,870	25,739
Caisse de Refinancement de l’Habitat SA	4.300%	2/24/23	EUR	7,000	9,334
Caisse Francaise de Financement Local	0.200%	4/27/23	EUR	15,600	17,637
Caisse Francaise de Financement Local	0.375%	5/11/24	EUR	10,000	11,300
Caisse Francaise de Financement Local	0.375%	6/23/25	EUR	23,100	25,804
Caisse Francaise de Financement Local	0.625%	1/26/23	EUR	19,000	21,910
Caisse Francaise de Financement Local	0.750%	9/27/27	EUR	10,000	11,201
Caisse Francaise de Financement Local	1.125%	9/9/25	EUR	12,200	14,290
Caisse Francaise de Financement Local	1.250%	1/22/35	EUR	500	551
Caisse Francaise de Financement Local	1.750%	7/16/20	EUR	10,000	11,710
Caisse Francaise de Financement Local	2.375%	1/17/24	EUR	12,000	15,020
Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	9,500	12,802
Caisse Francaise de Financement Local	3.500%	9/24/20	EUR	8,951	10,852
Caisse Francaise de Financement Local	4.250%	1/26/21	EUR	7,000	8,709
Caisse Francaise de Financement Local	4.250%	1/26/22	EUR	3,000	3,862
Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	4,000	5,791
Cie de Financement Foncier SA	0.225%	9/14/26	EUR	3,600	3,893
Cie de Financement Foncier SA	0.250%	3/16/22	EUR	16,000	18,210
Cie de Financement Foncier SA	0.250%	4/11/23	EUR	200	226
Cie de Financement Foncier SA	0.325%	9/12/23	EUR	10,000	11,302
Cie de Financement Foncier SA	0.500%	9/4/24	EUR	10,000	11,328
Cie de Financement Foncier SA	0.625%	11/12/21	EUR	24,000	27,686
Cie de Financement Foncier SA	0.625%	2/10/23	EUR	22,000	25,310
Cie de Financement Foncier SA	0.750%	1/21/25	EUR	17,000	19,472
Cie de Financement Foncier SA	1.000%	2/2/26	EUR	100	115
Cie de Financement Foncier SA	2.000%	5/7/24	EUR	14,300	17,561
Cie de Financement Foncier SA	2.250%	10/13/21	CHF	3,000	3,198
Cie de Financement Foncier SA	2.375%	11/21/22	EUR	5,800	7,142
Cie de Financement Foncier SA	3.500%	11/5/20	EUR	21,400	26,030
Cie de Financement Foncier SA	3.875%	4/25/55	EUR	4,000	6,626
Cie de Financement Foncier SA	4.000%	10/24/25	EUR	25,300	35,176
Cie de Financement Foncier SA	4.250%	1/19/22	EUR	1,000	1,286
Cie de Financement Foncier SA	4.375%	4/15/21	EUR	16,628	20,900
Cie de Financement Foncier SA	4.875%	5/25/21	EUR	16,544	21,119
Cie de Financement Foncier SA	5.500%	1/26/27	GBP	2,350	3,833
Cie de Financement Foncier SA	5.750%	10/4/21	EUR	500	662
Credit Agricole Home Loan SFH SA	0.625%	11/28/22	EUR	16,000	18,460
Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	18,000	20,509

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Credit Agricole Home Loan SFH SA	1.625%	3/11/20	EUR	8,400	9,761
Credit Agricole Home Loan SFH SA	3.875%	1/12/21	EUR	7,500	9,251
Credit Agricole Home Loan SFH SA	4.000%	1/17/22	EUR	5,000	6,391
Credit Agricole Home Loan SFH SA	4.000%	7/16/25	EUR	2,000	2,776
Credit Agricole Home Loan SFH SA	0.125%	8/28/20	EUR	200	228
Credit Agricole Home Loan SFH SA	0.375%	10/21/21	EUR	10,000	11,471
Credit Agricole Home Loan SFH SA	0.375%	9/30/24	EUR	100	113
Credit Agricole Home Loan SFH SA	0.500%	2/19/26	EUR	1,500	1,674
Credit Agricole Home Loan SFH SA	0.625%	9/11/23	EUR	3,000	3,449
Credit Agricole Home Loan SFH SA	0.750%	5/5/27	EUR	36,000	40,437
Credit Agricole Home Loan SFH SA	0.875%	8/11/28	EUR	10,000	11,214
Credit Agricole Public Sector SCF SA	1.875%	6/7/23	EUR	6,200	7,545
Credit Agricole Public Sector SCF SA	0.250%	10/31/26	EUR	1,000	1,085
Credit Agricole Public Sector SCF SA	0.875%	8/2/27	EUR	700	794
Credit Mutuel - CIC Home Loan SFH SA	0.500%	1/21/22	EUR	10,000	11,496
Credit Mutuel - CIC Home Loan SFH SA	1.375%	4/22/20	EUR	6,500	7,538
Credit Mutuel - CIC Home Loan SFH SA	2.500%	9/11/23	EUR	3,000	3,758
Credit Mutuel - CIC Home Loan SFH SA	4.125%	1/16/23	EUR	6,100	8,043
Credit Mutuel - CIC Home Loan SFH SA	0.625%	2/10/25	EUR	2,200	2,507
Credit Mutuel - CIC Home Loan SFH SA	0.625%	2/2/26	EUR	5,000	5,638
Credit Mutuel - CIC Home Loan SFH SA	0.750%	9/15/27	EUR	8,600	9,619
Credit Mutuel - CIC Home Loan SFH SA	0.875%	4/7/26	EUR	800	918
Credit Mutuel - CIC Home Loan SFH SA	4.125%	1/19/24	EUR	1,000	1,353
Credit Mutuel - CIC Home Loan SFH SA	4.375%	3/17/21	EUR	1,400	1,754
Credit Mutuel Arkea Home Loans SFH	2.375%	7/11/23	EUR	6,000	7,447
HSBC SFH France SA	0.375%	3/11/22	EUR	5,000	5,734
HSBC SFH France SA	1.875%	10/28/20	EUR	2,000	2,360
HSBC SFH France SA	2.000%	10/16/23	EUR	2,500	3,073
La Banque Postale Home Loan SFH SA	0.175%	4/22/22	EUR	5,000	5,691
La Banque Postale Home Loan SFH SA	2.375%	1/15/24	EUR	4,800	6,008
La Banque Postale Home Loan SFH SA	0.875%	2/7/28	EUR	1,000	1,128
La Banque Postale Home Loan SFH SA	1.875%	9/11/20	EUR	6,200	7,299
Societe Generale SCF SA	4.250%	2/3/23	EUR	4,600	6,108
Societe Generale SFH SA	1.625%	1/5/21	EUR	1,000	1,176
Societe Generale SFH SA	1.750%	3/5/20	EUR	3,000	3,490
Societe Generale SFH SA	2.000%	4/29/24	EUR	13,400	16,512
Societe Generale SFH SA	4.000%	1/18/22	EUR	2,000	2,556
Societe Generale SFH SA	0.125%	2/27/20	EUR	1,000	1,139
Societe Generale SFH SA	0.750%	1/19/28	EUR	10,000	11,177
					959,810
Corporate Bonds (1.9%)
Accor SA	1.250%	1/25/24	EUR	9,800	11,168
Accor SA	2.375%	9/17/23	EUR	2,300	2,775
Accor SA	2.625%	2/5/21	EUR	2,000	2,382
Air Liquide Finance SA	0.500%	6/13/22	EUR	1,400	1,604
Air Liquide Finance SA	1.250%	6/3/25	EUR	5,600	6,538
Air Liquide Finance SA	1.250%	6/13/28	EUR	1,000	1,146
Air Liquide Finance SA	2.125%	10/15/21	EUR	5,300	6,380
Air Liquide Finance SA	2.375%	9/6/23	EUR	2,300	2,853
Airbus Finance BV	0.875%	5/13/26	EUR	800	893
Airbus Finance BV	1.375%	5/13/31	EUR	6,336	7,043
Airbus Finance BV	2.125%	10/29/29	EUR	700	847
Airbus Finance BV	2.375%	4/2/24	EUR	3,700	4,559
Altarea SCA	2.250%	7/5/24	EUR	10,000	11,324

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
APRR SA	1.125%	1/15/21	EUR	12,200	14,120
APRR SA	1.125%	1/9/26	EUR	10,400	11,877
APRR SA	1.250%	1/6/27	EUR	10,800	12,378
APRR SA	1.500%	1/15/24	EUR	500	592
APRR SA	1.500%	1/17/33	EUR	100	110
APRR SA	1.625%	1/13/32	EUR	8,700	9,818
APRR SA	1.875%	1/15/25	EUR	2,400	2,882
APRR SA	2.250%	1/16/20	EUR	2,000	2,330
Arkema SA	1.500%	4/20/27	EUR	17,200	19,245
Arkema SA	3.850%	4/30/20	EUR	9,500	11,386
Auchan Holding SA	1.750%	4/23/21	EUR	3,100	3,624
Auchan Holding SA	2.250%	4/6/23	EUR	6,000	7,097
Auchan Holding SA	2.375%	12/12/22	EUR	2,000	2,385
Autoroutes du Sud de la France SA	1.000%	5/13/26	EUR	700	786
Autoroutes du Sud de la France SA	1.125%	4/20/26	EUR	1,400	1,589
Autoroutes du Sud de la France SA	1.250%	1/18/27	EUR	400	455
Autoroutes du Sud de la France SA	2.875%	1/18/23	EUR	3,400	4,251
Autoroutes du Sud de la France SA	2.950%	1/17/24	EUR	5,200	6,563
Autoroutes du Sud de la France SA	4.125%	4/13/20	EUR	2,250	2,705
Autoroutes du Sud de la France SA	5.625%	7/4/22	EUR	100	136
AXA Bank Europe SCF	0.125%	3/14/22	EUR	1,000	1,135
AXA Bank Europe SCF	0.375%	3/23/23	EUR	1,000	1,138
AXA SA	1.125%	5/15/28	EUR	700	805
1 AXA SA	3.250%	5/28/49	EUR	5,000	5,477
1 AXA SA	3.375%	7/6/47	EUR	10,650	12,228
1 AXA SA	3.875%	5/20/49	EUR	950	1,104
1 AXA SA	3.941%	11/29/49	EUR	9,580	11,264
1 AXA SA	5.125%	7/4/43	EUR	7,000	9,017
AXA SA	5.250%	4/16/40	EUR	2,350	2,833
1 AXA SA	5.453%	12/31/49	GBP	150	198
1 AXA SA	5.625%	1/16/54	GBP	18,870	25,373
1 AXA SA	6.686%	7/29/49	GBP	1,800	2,563
AXA SA	7.125%	12/15/20	GBP	6,290	8,912
Banque Federative du Credit Mutuel SA	0.375%	1/13/22	EUR	400	454
Banque Federative du Credit Mutuel SA	0.750%	7/17/25	EUR	200	222
Banque Federative du Credit Mutuel SA	0.875%	6/8/20	GBP	3,500	4,426
Banque Federative du Credit Mutuel SA	1.250%	1/14/25	EUR	1,100	1,268
Banque Federative du Credit Mutuel SA	1.625%	1/19/26	EUR	10,500	12,287
Banque Federative du Credit Mutuel SA	1.875%	11/4/26	EUR	1,600	1,753
Banque Federative du Credit Mutuel SA	2.375%	3/24/26	EUR	11,200	12,826
Banque Federative du Credit Mutuel SA	2.500%	5/25/28	EUR	5,000	5,597
Banque Federative du Credit Mutuel SA	2.625%	2/24/21	EUR	16,000	19,201
Banque Federative du Credit Mutuel SA	2.625%	3/18/24	EUR	10,000	12,426
Banque Federative du Credit Mutuel SA	2.625%	3/31/27	EUR	1,100	1,266
Banque Federative du Credit Mutuel SA	3.000%	11/28/23	EUR	8,200	10,372
Banque Federative du Credit Mutuel SA	3.000%	5/21/24	EUR	17,324	20,843
Banque Federative du Credit Mutuel SA	3.000%	9/11/25	EUR	3,200	3,851
Banque Federative du Credit Mutuel SA	3.250%	8/23/22	EUR	6,300	7,914
Banque Federative du Credit Mutuel SA	4.000%	10/22/20	EUR	4,000	4,872
Banque Federative du Credit Mutuel SA	4.125%	7/20/20	EUR	250	304
BNP Paribas SA	0.500%	6/1/22	EUR	5,000	5,696
BNP Paribas SA	1.000%	6/27/24	EUR	5,000	5,549
BNP Paribas SA	1.125%	8/16/22	GBP	4,000	4,975
BNP Paribas SA	1.125%	1/15/23	EUR	1,100	1,278

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
BNP Paribas SA	1.125%	10/10/23	EUR	21,800	24,650
BNP Paribas SA	1.125%	11/22/23	EUR	500	563
BNP Paribas SA	1.125%	6/11/26	EUR	20,000	21,636
BNP Paribas SA	1.500%	11/17/25	EUR	30,500	34,238
BNP Paribas SA	1.500%	5/23/28	EUR	20,000	21,868
BNP Paribas SA	2.250%	1/13/21	EUR	12,500	14,858
BNP Paribas SA	2.375%	11/20/19	GBP	3,350	4,327
BNP Paribas SA	2.375%	5/20/24	EUR	18,500	22,767
BNP Paribas SA	2.375%	2/17/25	EUR	5,000	5,783
1 BNP Paribas SA	2.625%	10/14/27	EUR	3,100	3,670
BNP Paribas SA	2.750%	1/27/26	EUR	400	471
BNP Paribas SA	2.875%	10/24/22	EUR	5,000	6,202
BNP Paribas SA	2.875%	9/26/23	EUR	5,550	6,960
1 BNP Paribas SA	2.875%	3/20/26	EUR	6,000	7,086
BNP Paribas SA	2.875%	10/1/26	EUR	4,700	5,565
1 BNP Paribas SA	4.032%	11/29/49	EUR	1,200	1,402
BNP Paribas SA	4.125%	1/14/22	EUR	200	255
BNP Paribas SA	4.500%	3/21/23	EUR	160	212
Bouygues SA	1.375%	6/7/27	EUR	18,700	20,845
Bouygues SA	3.625%	1/16/23	EUR	2,500	3,191
Bouygues SA	4.250%	7/22/20	EUR	400	486
Bouygues SA	4.500%	2/9/22	EUR	18,500	23,765
Bouygues SA	5.500%	10/6/26	GBP	3,600	5,493
BPCE SA	0.375%	10/5/23	EUR	10,100	11,288
BPCE SA	0.750%	1/22/20	EUR	1,500	1,718
BPCE SA	0.875%	1/31/24	EUR	10,200	11,313
BPCE SA	1.125%	1/18/23	EUR	3,800	4,322
BPCE SA	2.125%	3/17/21	EUR	9,100	10,822
1 BPCE SA	2.750%	7/8/26	EUR	9,000	10,636
1 BPCE SA	2.750%	11/30/27	EUR	100	119
BPCE SA	2.875%	1/16/24	EUR	8,500	10,694
BPCE SA	4.250%	2/6/23	EUR	100	131
BPCE SA	4.625%	7/18/23	EUR	1,500	1,953
BPCE SA	5.250%	4/16/29	GBP	3,000	4,349
BPCE SFH SA	0.375%	2/10/23	EUR	100	114
BPCE SFH SA	0.375%	2/21/24	EUR	12,700	14,371
BPCE SFH SA	0.875%	4/13/28	EUR	12,100	13,600
BPCE SFH SA	1.000%	6/8/29	EUR	4,600	5,162
Caisse Francaise de Financement Local	0.500%	4/13/22	EUR	5,000	5,748
Caisse Francaise de Financement Local	0.625%	4/13/26	EUR	2,000	2,253
Caisse Francaise de Financement Local	0.750%	1/11/27	EUR	8,000	9,019
Caisse Francaise de Financement Local	1.250%	5/11/32	EUR	13,100	14,751
Caisse Francaise de Financement Local	1.500%	1/31/31	EUR	10,000	10,368
Cap Gemini SA	1.750%	7/1/20	EUR	23,300	27,085
Cap Gemini SA	2.500%	7/1/23	EUR	6,000	7,309
Capgemini SE	0.500%	11/9/21	EUR	100	114
Carmila SA	2.125%	3/7/28	EUR	1,500	1,635
Carmila SA	2.375%	9/16/24	EUR	4,100	4,787
Carrefour SA	0.750%	4/26/24	EUR	8,100	8,956
Carrefour SA	1.250%	6/3/25	EUR	2,000	2,249
Carrefour SA	4.000%	4/9/20	EUR	6,000	7,194
Cie de Financement Foncier SA	0.750%	5/29/26	EUR	2,100	2,376
Cie de Financement Foncier SA	0.750%	1/11/28	EUR	11,000	12,234
Cie de Saint-Gobain	0.000%	3/27/20	EUR	15,000	16,983

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Cie de Saint-Gobain	1.000%	3/17/25	EUR	900	1,002
Cie Financiere et Industrielle des
Autoroutes SA	1.125%	10/13/27	EUR	1,000	1,115
Cie Generale des Etablissements
Michelin SCA	2.500%	9/3/38	EUR	5,000	5,654
1 CNP Assurances	4.250%	6/5/45	EUR	3,000	3,631
1 CNP Assurances	4.500%	6/10/47	EUR	17,500	21,150
1 CNP Assurances	6.000%	9/14/40	EUR	4,000	4,938
1 CNP Assurances	6.875%	9/30/41	EUR	500	654
1 CNP Assurances	7.375%	9/30/41	GBP	1,000	1,411
Compagnie De St. Gobain SA	3.625%	3/28/22	EUR	5,000	6,273
Compagnie Financiere et Industrielle des
Autoroutes SA	5.000%	5/24/21	EUR	17,400	22,210
1 Credit Agricole Assurances SA	2.625%	1/29/48	EUR	10,100	10,323
1 Credit Agricole Assurances SA	4.250%	1/29/49	EUR	3,000	3,512
1 Credit Agricole Assurances SA	4.500%	10/31/49	EUR	2,100	2,484
1 Credit Agricole Assurances SA	4.750%	9/27/48	EUR	30,000	36,441
Credit Agricole SA	0.443%	6/9/22	JPY	300,000	2,667
Credit Agricole SA	0.875%	1/19/22	EUR	12,400	14,303
Credit Agricole SA	1.250%	4/14/26	EUR	100	114
Credit Agricole SA	1.375%	5/3/27	EUR	800	911
Credit Agricole SA	1.875%	12/20/26	EUR	10,100	11,493
Credit Agricole SA	2.375%	11/27/20	EUR	5,000	5,947
Credit Agricole SA	2.375%	5/20/24	EUR	2,000	2,454
Credit Agricole SA	2.625%	3/17/27	EUR	35,100	40,924
Credit Agricole SA	3.125%	7/17/23	EUR	700	885
Credit Agricole SA	3.125%	2/5/26	EUR	4,100	5,312
Credit Agricole SA	3.900%	4/19/21	EUR	100	123
Credit Agricole SA	7.375%	12/18/23	GBP	800	1,261
Credit Agricole SA	1.375%	3/13/25	EUR	2,000	2,244
Credit Mutuel - CIC Home Loan SFH SA	1.750%	6/19/24	EUR	30,000	36,497
Credit Mutuel Arkea SA	1.000%	1/26/23	EUR	8,500	9,797
Credit Mutuel Arkea SA	1.250%	5/31/24	EUR	21,500	23,783
Credit Mutuel Arkea SA	3.250%	6/1/26	EUR	100	117
Credit Mutuel Arkea SA	3.500%	2/9/29	EUR	25,000	29,337
Danone SA	0.167%	11/3/20	EUR	26,700	30,386
Danone SA	0.424%	11/3/22	EUR	6,300	7,151
Danone SA	0.709%	11/3/24	EUR	600	677
Danone SA	1.208%	11/3/28	EUR	5,000	5,587
Danone SA	1.250%	5/30/24	EUR	200	233
Danone SA	2.250%	11/15/21	EUR	2,000	2,402
Danone SA	2.600%	6/28/23	EUR	5,700	7,079
Danone SA	3.600%	11/23/20	EUR	500	609
Edenred	1.375%	3/10/25	EUR	100	114
Engie Alliance GIE	5.750%	6/24/23	EUR	5,988	8,449
Engie SA	0.875%	3/27/24	EUR	2,000	2,292
Engie SA	1.375%	5/19/20	EUR	7,000	8,115
Engie SA	1.375%	6/22/28	EUR	1,700	1,926
Engie SA	1.375%	2/28/29	EUR	8,700	9,743
1 Engie SA	1.375%	12/31/49	EUR	5,100	5,427
Engie SA	1.500%	3/13/35	EUR	3,100	3,362
Engie SA	2.000%	9/28/37	EUR	100	113
Engie SA	2.375%	5/19/26	EUR	200	248
Engie SA	2.625%	7/20/22	EUR	800	987

37

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Engie SA	3.000%	2/1/23	EUR	4,000	5,042
1 Engie SA	3.875%	6/2/49	EUR	3,700	4,381
1 Engie SA	4.750%	7/29/49	EUR	6,200	7,604
Engie SA	5.000%	10/1/60	GBP	3,550	6,511
Engie SA	5.950%	3/16/11	EUR	6,172	11,735
Engie SA	7.000%	10/30/28	GBP	2,850	5,110
Eutelsat SA	2.625%	1/13/20	EUR	5,000	5,794
Fonciere Des Regions	1.875%	5/20/26	EUR	100	113
Gecina SA	1.000%	1/30/29	EUR	2,300	2,392
Gecina SA	1.375%	6/30/27	EUR	100	111
Gecina SA	1.375%	1/26/28	EUR	1,100	1,208
Gecina SA	1.500%	1/20/25	EUR	10,600	12,271
Gecina SA	2.000%	6/17/24	EUR	600	716
Holding d’Infrastructures de Transport SAS	1.625%	11/27/27	EUR	5,000	5,271
Holding d’Infrastructures de Transport SAS	2.250%	3/24/25	EUR	4,100	4,714
Holding d’Infrastructures de Transport SAS	4.875%	10/27/21	EUR	1,700	2,163
HSBC France SA	0.625%	12/3/20	EUR	100	115
HSBC France SA	1.875%	1/16/20	EUR	300	348
ICADE	1.125%	11/17/25	EUR	10,600	11,638
ICADE	1.875%	9/14/22	EUR	100	118
ICADE	2.250%	4/16/21	EUR	5,000	5,919
Imerys SA	0.875%	3/31/22	EUR	600	690
Imerys SA	1.500%	1/15/27	EUR	1,100	1,222
Imerys SA	2.000%	12/10/24	EUR	600	714
JCDecaux SA	1.000%	6/1/23	EUR	10,000	11,480
Kering SA	1.250%	5/10/26	EUR	9,300	10,609
Klepierre SA	1.250%	9/29/31	EUR	200	210
Klepierre SA	1.875%	2/19/26	EUR	7,600	9,001
Klepierre SA	1.000%	4/17/23	EUR	200	231
Klepierre SA	1.375%	2/16/27	EUR	1,200	1,358
Legrand SA	0.750%	7/6/24	EUR	200	226
Legrand SA	1.875%	7/6/32	EUR	1,000	1,170
Legrand SA	3.375%	4/19/22	EUR	300	376
LVMH Moet Hennessy Louis Vuitton SE	0.375%	5/26/22	EUR	750	853
LVMH Moet Hennessy Louis Vuitton SE	0.750%	5/26/24	EUR	10,077	11,464
LVMH Moet Hennessy Louis Vuitton SE	1.000%	9/24/21	EUR	2,000	2,322
LVMH Moet Hennessy Louis Vuitton SE	1.000%	6/14/22	GBP	9,000	11,366
LVMH Moet Hennessy Louis Vuitton SE	1.250%	11/4/19	EUR	7,400	8,500
LVMH Moet Hennessy Louis Vuitton SE	1.750%	11/13/20	EUR	100	117
Mercialys SA	1.787%	3/31/23	EUR	5,100	5,771
Michelin Luxembourg SCS	1.125%	5/28/22	EUR	200	232
Michelin Luxembourg SCS	1.750%	5/28/27	EUR	100	118
Orange SA	0.875%	2/3/27	EUR	1,500	1,645
Orange SA	1.000%	5/12/25	EUR	10,100	11,452
Orange SA	1.375%	3/20/28	EUR	13,000	14,497
Orange SA	1.375%	1/16/30	EUR	7,400	8,077
Orange SA	1.500%	9/9/27	EUR	7,000	8,021
Orange SA	1.875%	9/12/30	EUR	10,000	11,237
Orange SA	2.500%	3/1/23	EUR	200	246
Orange SA	3.125%	1/9/24	EUR	8,000	10,169
Orange SA	3.375%	9/16/22	EUR	3,500	4,419
Orange SA	3.875%	4/9/20	EUR	100	120
Orange SA	3.875%	1/14/21	EUR	200	246
1 Orange SA	4.000%	12/31/49	EUR	18,600	22,426

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
1 Orange SA	4.250%	12/31/49	EUR	5,000	5,883
Orange SA	5.000%	10/1/66	EUR	7,400	9,088
Orange SA	5.250%	12/5/25	GBP	2,400	3,649
1 Orange SA	5.250%	12/31/49	EUR	12,150	15,230
Orange SA	5.625%	1/23/34	GBP	400	664
1 Orange SA	5.875%	12/31/49	GBP	6,600	8,970
Orange SA	7.250%	11/10/20	GBP	400	570
Orange SA	8.125%	11/20/28	GBP	1,500	2,792
Orange SA	8.125%	1/28/33	EUR	600	1,175
Pernod Ricard SA	1.500%	5/18/26	EUR	3,000	3,470
Pernod Ricard SA	2.000%	6/22/20	EUR	12,900	15,123
Publicis Groupe SA	1.125%	12/16/21	EUR	10,000	11,584
Publicis Groupe SA	1.625%	12/16/24	EUR	5,200	6,098
RCI Banque SA	0.500%	9/15/23	EUR	11,800	12,814
RCI Banque SA	0.625%	3/4/20	EUR	100	114
RCI Banque SA	0.625%	11/10/21	EUR	1,967	2,223
RCI Banque SA	0.750%	1/12/22	EUR	900	1,017
RCI Banque SA	0.750%	9/26/22	EUR	10,000	11,201
RCI Banque SA	1.000%	5/17/23	EUR	6,400	7,168
RCI Banque SA	1.375%	11/17/20	EUR	4,000	4,633
RCI Banque SA	1.375%	3/8/24	EUR	10,500	11,864
RCI Banque SA	1.625%	4/11/25	EUR	8,000	8,914
RCI Banque SA	1.875%	11/8/22	GBP	1,500	1,889
Renault SA	1.000%	11/28/25	EUR	1,800	1,913
Renault SA	3.125%	3/5/21	EUR	2,125	2,560
Sanef SA	0.950%	10/19/28	EUR	1,300	1,363
Sanofi	0.000%	1/13/20	EUR	1,100	1,249
Sanofi	0.000%	9/13/22	EUR	5,000	5,622
Sanofi	0.500%	3/21/23	EUR	12,000	13,715
Sanofi	0.500%	1/13/27	EUR	400	436
Sanofi	0.875%	9/22/21	EUR	700	812
Sanofi	1.125%	4/5/28	EUR	10,400	11,841
Sanofi	1.375%	3/21/30	EUR	15,000	17,066
Sanofi	1.750%	9/10/26	EUR	7,000	8,436
Sanofi	1.875%	9/4/20	EUR	6,100	7,131
Sanofi	1.875%	3/21/38	EUR	7,000	7,992
Sanofi	2.500%	11/14/23	EUR	5,000	6,234
Schneider Electric SE	0.250%	9/9/24	EUR	1,000	1,096
Schneider Electric SE	0.875%	3/11/25	EUR	2,500	2,818
Schneider Electric SE	2.500%	9/6/21	EUR	1,000	1,210
1 SCOR SE	3.000%	6/8/46	EUR	100	114
Societe Generale SA	0.448%	5/26/22	JPY	900,000	7,949
Societe Generale SA	0.750%	11/25/20	EUR	10,000	11,509
Societe Generale SA	1.000%	4/1/22	EUR	10,000	11,371
Societe Generale SA	2.250%	1/23/20	EUR	9,000	10,502
1 Societe Generale SA	2.500%	9/16/26	EUR	2,000	2,339
Societe Generale SA	4.000%	6/7/23	EUR	4,400	5,533
Societe Generale SA	4.250%	7/13/22	EUR	2,500	3,232
Societe Generale SA	4.750%	3/2/21	EUR	1,000	1,256
Societe Generale SA	0.500%	1/20/23	EUR	1,700	1,951
Sodexo SA	2.500%	6/24/26	EUR	600	748
1 Sogecap SA	4.125%	12/31/49	EUR	100	115
Suez	1.000%	4/3/25	EUR	10,200	11,640
Suez	1.500%	4/3/29	EUR	1,300	1,479

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Suez	1.625%	9/21/32	EUR	6,300	7,015
Suez	1.750%	9/10/25	EUR	500	596
Suez	2.750%	10/9/23	EUR	3,000	3,776
1 Suez	3.000%	6/23/49	EUR	3,400	3,948
Suez	4.078%	5/17/21	EUR	2,000	2,498
Suez	4.125%	6/24/22	EUR	400	518
Suez	5.500%	7/22/24	EUR	7,750	11,147
TDF Infrastructure SAS	2.500%	4/7/26	EUR	800	927
TDF Infrastructure SAS	2.875%	10/19/22	EUR	21,200	25,653
Terega SA	2.200%	8/5/25	EUR	100	120
Total Capital Canada Ltd.	1.125%	3/18/22	EUR	13,000	15,241
Total Capital Canada Ltd.	1.875%	7/9/20	EUR	8,300	9,730
Total Capital Canada Ltd.	2.125%	9/18/29	EUR	5,900	7,243
Total Capital International SA	0.250%	7/12/23	EUR	8,400	9,482
Total Capital International SA	0.625%	10/4/24	EUR	11,800	13,360
Total Capital International SA	0.750%	7/12/28	EUR	7,600	8,285
Total Capital International SA	1.375%	3/19/25	EUR	5,600	6,601
Total Capital International SA	2.125%	11/19/21	EUR	3,900	4,707
Total Capital International SA	2.125%	3/15/23	EUR	4,000	4,892
Total Capital International SA	2.250%	6/9/22	GBP	2,782	3,657
Total Capital International SA	2.500%	3/25/26	EUR	4,000	5,066
Total Capital International SA	2.875%	11/19/25	EUR	4,100	5,312
Total Capital International SA	4.250%	11/26/21	AUD	2,798	2,069
1 Total SA	2.250%	12/29/49	EUR	16,500	19,089
1 Total SA	2.625%	12/29/49	EUR	6,000	6,859
1 Total SA	2.708%	12/31/49	EUR	13,000	15,189
1 Total SA	3.369%	12/31/49	EUR	7,100	8,377
1 Total SA	3.875%	12/31/49	EUR	500	609
Transport et Infrastructures Gaz France SA	4.339%	7/7/21	EUR	2,000	2,514
Unibail-Rodamco SE	0.875%	2/21/25	EUR	1,000	1,129
Unibail-Rodamco SE	1.000%	3/14/25	EUR	10,000	11,329
Unibail-Rodamco SE	1.125%	9/15/25	EUR	6,200	7,037
Unibail-Rodamco SE	1.375%	3/9/26	EUR	584	670
Unibail-Rodamco SE	1.375%	4/15/30	EUR	13,500	14,726
Unibail-Rodamco SE	1.500%	2/22/28	EUR	5,000	5,651
Unibail-Rodamco SE	1.500%	5/29/29	EUR	300	335
Unibail-Rodamco SE	1.875%	1/15/31	EUR	15,000	17,024
Unibail-Rodamco SE	2.000%	4/28/36	EUR	1,300	1,432
Unibail-Rodamco SE	2.250%	5/14/38	EUR	2,000	2,268
Unibail-Rodamco SE	2.375%	2/25/21	EUR	2,000	2,390
Unibail-Rodamco SE	2.500%	2/26/24	EUR	1,890	2,340
Unibail-Rodamco SE	2.500%	6/4/26	EUR	500	617
1 Unibail-Rodamco SE	2.875%	12/31/49	EUR	5,000	5,469
Valeo SA	0.625%	1/11/23	EUR	11,000	12,196
Valeo SA	1.625%	3/18/26	EUR	8,000	8,722
Veolia Environnement SA	0.314%	10/4/23	EUR	1,000	1,115
Veolia Environnement SA	0.927%	1/4/29	EUR	5,000	5,358
Veolia Environnement SA	1.590%	1/10/28	EUR	5,700	6,544
Veolia Environnement SA	4.247%	1/6/21	EUR	3,000	3,707
Veolia Environnement SA	4.625%	3/30/27	EUR	9,200	13,241
Veolia Environnement SA	6.125%	11/25/33	EUR	2,250	3,978
Veolia Environnement SA	6.125%	10/29/37	GBP	3,050	5,472
Vinci SA	3.375%	3/30/20	EUR	1,600	1,901
Vivendi SA	1.875%	5/26/26	EUR	400	474
					2,177,910

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (9.0%)
Aeroports de Paris	1.500%	7/24/23	EUR	5,000	5,940
Aeroports de Paris	1.500%	4/7/25	EUR	4,000	4,707
Aeroports de Paris	2.750%	6/5/28	EUR	1,000	1,277
Aeroports de Paris	3.125%	6/11/24	EUR	2,000	2,577
Agence Francaise de Developpement	0.125%	3/31/21	EUR	10,000	11,403
Agence Francaise de Developpement	0.125%	4/30/22	EUR	28,000	31,857
Agence Francaise de Developpement	0.125%	11/15/23	EUR	8,000	9,007
Agence Francaise de Developpement	0.250%	7/21/26	EUR	17,100	18,720
Agence Francaise de Developpement	0.375%	4/30/24	EUR	10,000	11,355
Agence Francaise de Developpement	1.000%	1/31/28	EUR	5,000	5,729
Agence Francaise de Developpement	1.375%	9/17/24	EUR	30,500	36,549
Agence Francaise de Developpement	1.375%	7/5/32	EUR	15,000	17,174
Agence Francaise de Developpement	2.125%	2/15/21	EUR	35,000	41,723
Agence Francaise de Developpement	2.250%	5/27/25	EUR	10,000	12,596
Agence Francaise de Developpement	3.750%	2/15/27	EUR	3,600	5,066
Bpifrance Financement SA	0.125%	11/25/20	EUR	15,000	17,125
Bpifrance Financement SA	0.250%	2/14/23	EUR	20,000	22,749
Bpifrance Financement SA	0.500%	5/25/25	EUR	10,000	11,304
Bpifrance Financement SA	0.750%	10/25/21	EUR	47,600	55,290
Bpifrance Financement SA	0.750%	11/25/24	EUR	15,000	17,326
Bpifrance Financement SA	2.500%	5/25/24	EUR	10,000	12,671
Bpifrance Financement SA	2.750%	10/25/25	EUR	28,000	36,700
Caisse d’Amortissement de la Dette Sociale	0.050%	11/25/20	EUR	94,000	107,310
Caisse d’Amortissement de la Dette Sociale	0.125%	11/25/22	EUR	39,000	44,504
Caisse d’Amortissement de la Dette Sociale	0.500%	5/25/23	EUR	90,000	103,975
Caisse d’Amortissement de la Dette Sociale	1.375%	11/25/24	EUR	15,000	18,098
Caisse d’Amortissement de la Dette Sociale	2.375%	1/25/24	EUR	43,500	55,022
Caisse d’Amortissement de la Dette Sociale	2.500%	10/25/22	EUR	3,000	3,747
Caisse d’Amortissement de la Dette Sociale	3.750%	10/25/20	EUR	2,000	2,452
Caisse d’Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	8,000	11,337
Caisse d’Amortissement de la Dette Sociale	4.125%	4/25/23	EUR	5,000	6,704
Caisse d’Amortissement de la Dette Sociale	4.250%	4/25/20	EUR	3,000	3,633
Caisse d’Amortissement de la Dette Sociale	4.375%	10/25/21	EUR	8,000	10,315
Caisse des Depots et Consignations	1.500%	12/23/19	GBP	5,000	6,421
Coentreprise de Transport d’Electricite SA	2.125%	7/29/32	EUR	16,400	18,470
4 Dexia Credit Local SA	2.000%	1/22/21	EUR	8,000	9,495
Electricite de France SA	1.000%	10/13/26	EUR	21,300	23,496
Electricite de France SA	1.875%	10/13/36	EUR	18,700	19,463
Electricite de France SA	2.250%	4/27/21	EUR	7,000	8,364
Electricite de France SA	2.750%	3/10/23	EUR	5,900	7,333
Electricite de France SA	3.875%	1/18/22	EUR	3,100	3,926
Electricite de France SA	4.000%	11/12/25	EUR	2,150	2,909
Electricite de France SA	4.125%	3/25/27	EUR	4,100	5,616
1 Electricite de France SA	4.125%	1/29/49	EUR	6,000	7,144
1 Electricite de France SA	4.250%	12/29/49	EUR	4,000	4,706
Electricite de France SA	4.500%	11/12/40	EUR	3,900	5,704
Electricite de France SA	4.625%	9/11/24	EUR	5,000	6,865
Electricite de France SA	4.625%	4/26/30	EUR	200	289
1 Electricite de France SA	5.000%	1/22/49	EUR	3,000	3,476
Electricite de France SA	5.125%	9/22/50	GBP	2,100	3,292
Electricite de France SA	5.375%	5/29/20	EUR	13,600	16,732
1 Electricite de France SA	5.375%	1/29/49	EUR	3,400	4,092
Electricite de France SA	5.500%	3/27/37	GBP	2,800	4,430

41

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Electricite de France SA	5.500%	10/17/41	GBP	8,700	14,081
Electricite de France SA	5.625%	2/21/33	EUR	4,650	7,411
Electricite de France SA	5.875%	7/18/31	GBP	15,800	25,954
1 Electricite de France SA	5.875%	7/22/49	GBP	2,500	3,099
1 Electricite de France SA	6.000%	12/29/49	GBP	3,800	4,853
Electricite de France SA	6.000%	1/23/14	GBP	6,900	11,319
Electricite de France SA	6.250%	1/25/21	EUR	7,200	9,293
French Republic	0.000%	2/25/20	EUR	9,700	11,071
French Republic	0.000%	5/25/20	EUR	284,370	324,883
French Republic	0.000%	5/25/21	EUR	486,250	556,717
French Republic	0.000%	5/25/22	EUR	161,500	184,550
French Republic	0.000%	3/25/23	EUR	156,550	178,064
French Republic	0.000%	3/25/24	EUR	300,000	337,980
French Republic	0.250%	11/25/20	EUR	366,000	420,839
French Republic	0.250%	11/25/26	EUR	150,000	166,822
French Republic	0.500%	11/25/19	EUR	113,000	129,497
French Republic	0.500%	5/25/25	EUR	142,940	164,428
French Republic	0.500%	5/25/26	EUR	195,000	222,456
French Republic	0.750%	5/25/28	EUR	263,000	299,606
French Republic	0.750%	11/25/28	EUR	150,000	169,828
French Republic	1.000%	11/25/25	EUR	35,000	41,500
French Republic	1.000%	5/25/27	EUR	551,100	647,360
French Republic	1.250%	5/25/34	EUR	173,850	199,679
2 French Republic	1.250%	5/25/36	EUR	108,200	122,362
French Republic	1.500%	5/25/31	EUR	241,333	290,591
French Republic	1.750%	5/25/23	EUR	267,450	328,494
French Republic	1.750%	11/25/24	EUR	153,840	190,853
2 French Republic	1.750%	6/25/39	EUR	110,050	133,153
2 French Republic	1.750%	5/25/66	EUR	91,902	101,596
2 French Republic	2.000%	5/25/48	EUR	105,010	129,309
French Republic	2.250%	10/25/22	EUR	211,840	263,361
French Republic	2.250%	5/25/24	EUR	92,000	116,716
French Republic	2.500%	10/25/20	EUR	229,170	275,135
French Republic	2.500%	5/25/30	EUR	71,650	95,731
French Republic	2.750%	10/25/27	EUR	81,950	110,471
French Republic	3.000%	4/25/22	EUR	110,420	139,402
French Republic	3.250%	10/25/21	EUR	90,450	113,532
French Republic	3.250%	5/25/45	EUR	155,485	242,509
French Republic	3.500%	4/25/20	EUR	101,050	121,367
French Republic	3.500%	4/25/26	EUR	112,000	156,491
French Republic	3.750%	4/25/21	EUR	72,005	90,058
French Republic	4.000%	10/25/38	EUR	157,820	264,397
French Republic	4.000%	4/25/55	EUR	48,690	89,315
French Republic	4.000%	4/25/60	EUR	37,250	70,000
French Republic	4.250%	10/25/23	EUR	110,770	152,350
French Republic	4.500%	4/25/41	EUR	160,015	290,441
French Republic	4.750%	4/25/35	EUR	61,979	108,550
French Republic	5.500%	4/25/29	EUR	66,700	111,870
French Republic	5.750%	10/25/32	EUR	77,310	142,035
French Republic	6.000%	10/25/25	EUR	55,000	86,895
French Republic	8.250%	4/25/22	EUR	14,000	20,594
French Republic	8.500%	4/25/23	EUR	400	629
La Banque Postale SA	1.000%	10/16/24	EUR	5,000	5,533
1 La Banque Postale SA	2.750%	4/23/26	EUR	2,000	2,355

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
1 La Banque Postale SA	2.750%	11/19/27	EUR	4,000	4,751
La Banque Postale SA	3.000%	6/9/28	EUR	2,000	2,407
La Poste SA	1.125%	6/4/25	EUR	10,000	11,586
La Poste SA	2.750%	11/26/24	EUR	4,200	5,348
Regie Autonome des Transports Parisiens	2.625%	11/6/19	CHF	3,000	3,071
Region of Ile de France	0.625%	4/23/27	EUR	5,000	5,608
Region of Ile de France	1.375%	3/14/29	EUR	100	119
Region of Ile de France	1.375%	6/20/33	EUR	6,000	6,941
Region of Ile de France	2.250%	6/10/23	EUR	900	1,123
Region of Ile de France	3.625%	3/27/24	EUR	13,300	17,806
RTE Reseau de Transport d’Electricite SA	2.000%	4/18/36	EUR	500	571
RTE Reseau de Transport d’Electricite SA	2.750%	6/20/29	EUR	2,400	3,068
RTE Reseau de Transport d’Electricite SA	4.125%	2/3/21	EUR	1,400	1,733
RTE Reseau de Transport d’Electricite SA	1.875%	10/23/37	EUR	5,000	5,553
SA de Gestion de Stocks de Securite	0.625%	5/25/23	EUR	12,000	13,886
SNCF Mobilites	5.375%	3/18/27	GBP	1,000	1,610
SNCF Mobilities EPIC	4.125%	2/19/25	EUR	700	972
SNCF Mobilities EPIC	4.875%	6/12/23	EUR	4,000	5,507
SNCF Reseau	1.125%	5/25/30	EUR	28,100	31,898
SNCF Reseau	1.500%	5/29/37	EUR	18,000	20,209
7 SNCF Reseau	2.625%	12/29/25	EUR	3,000	3,884
SNCF Reseau	3.125%	10/25/28	EUR	7,000	9,599
SNCF Reseau	4.250%	10/7/26	EUR	1,500	2,174
SNCF Reseau	4.375%	6/2/22	EUR	15,000	19,676
SNCF Reseau	4.830%	3/25/60	GBP	1,400	2,874
SNCF Reseau	5.000%	10/10/33	EUR	10,500	17,820
SNCF Reseau	5.000%	3/11/52	GBP	3,725	7,401
SNCF Reseau	5.250%	12/7/28	GBP	17,000	28,058
SNCF Reseau	5.250%	1/31/35	GBP	1,400	2,484
SNCF Reseau	5.500%	12/1/21	GBP	5,000	7,196
SNCF Reseau	6.000%	10/12/20	EUR	9,000	11,443
SNCF Reseau EPIC	0.100%	5/27/21	EUR	31,000	35,352
SNCF Reseau EPIC	1.000%	11/9/31	EUR	15,000	16,561
SNCF Reseau EPIC	2.250%	12/20/47	EUR	2,500	3,071
Societe Nationale des Chemins de Fer
Francais	3.625%	6/3/20	EUR	3,711	4,467
7 UNEDIC ASSEO	0.000%	11/25/20	EUR	9,000	10,252
UNEDIC ASSEO	0.125%	5/25/22	EUR	10,000	11,402
UNEDIC ASSEO	0.125%	11/25/24	EUR	45,000	50,168
UNEDIC ASSEO	0.250%	11/24/23	EUR	30,000	34,181
7 UNEDIC ASSEO	0.300%	11/4/21	EUR	5,000	5,742
7 UNEDIC ASSEO	0.625%	2/17/25	EUR	25,000	28,840
7 UNEDIC ASSEO	0.625%	3/3/26	EUR	10,000	11,442
7 UNEDIC ASSEO	0.875%	10/25/22	EUR	22,200	26,030
7 UNEDIC ASSEO	1.250%	5/29/20	EUR	5,000	5,806
7 UNEDIC ASSEO	1.250%	10/21/27	EUR	1,500	1,783
7 UNEDIC ASSEO	1.500%	4/16/21	EUR	36,000	42,509
7 UNEDIC ASSEO	2.250%	4/5/23	EUR	7,000	8,692
UNEDIC ASSEO	2.375%	5/25/24	EUR	3,000	3,794
					9,972,018
Total France (Cost $13,127,532)					13,109,738

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Germany (10.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
Bayerische Landesbank	0.350%	12/1/22	EUR	5,000	5,726
Bayerische Landesbank	0.500%	3/19/25	EUR	10,000	11,373
Bayerische Landesbank	1.000%	7/9/21	EUR	250	292
Bayerische Landesbank	1.625%	4/18/23	EUR	5,000	6,035
Bayerische Landesbank	2.000%	7/11/22	EUR	700	851
Berlin Hyp AG	0.125%	10/22/20	EUR	5,000	5,703
Berlin Hyp AG	0.125%	10/23/23	EUR	25,500	28,682
Berlin Hyp AG	0.125%	1/5/24	EUR	10,000	11,231
Berlin Hyp AG	0.375%	5/3/24	EUR	1,100	1,249
Berlin Hyp AG	1.250%	4/23/21	EUR	6,000	7,035
Commerzbank AG	0.250%	1/26/22	EUR	4,000	4,572
Commerzbank AG	0.500%	6/9/26	EUR	15,000	16,806
Commerzbank AG	0.625%	5/28/25	EUR	9,000	10,264
Commerzbank AG	0.625%	8/24/27	EUR	1,100	1,230
Commerzbank AG	0.875%	9/8/25	EUR	10,100	11,704
Commerzbank AG	4.125%	4/7/21	EUR	4,500	5,630
Deutsche Bank AG	0.250%	3/8/24	EUR	9,300	10,463
Deutsche Bank AG	0.250%	8/31/28	EUR	5,000	5,279
Deutsche Bank AG	1.375%	9/7/20	EUR	2,000	2,331
Deutsche Genossenschafts-
Hypothekenbank AG	0.125%	9/30/22	EUR	13,000	14,756
Deutsche Genossenschafts-
Hypothekenbank AG	0.375%	3/31/26	EUR	5,900	6,572
Deutsche Genossenschafts-
Hypothekenbank AG	0.500%	9/30/26	EUR	10,000	11,188
Deutsche Hypothekenbank AG	0.125%	4/20/22	EUR	5,000	5,686
Deutsche Hypothekenbank AG	0.250%	11/18/21	EUR	4,900	5,602
Deutsche Hypothekenbank AG	0.500%	6/29/26	EUR	100	112
Deutsche Hypothekenbank AG	1.375%	6/10/20	EUR	1,500	1,744
Deutsche Kreditbank AG	0.500%	3/19/27	EUR	1,600	1,777
Deutsche Kreditbank AG	1.625%	6/18/24	EUR	1,000	1,212
Deutsche Pfandbriefbank AG	0.050%	8/9/21	EUR	1,000	1,137
Deutsche Pfandbriefbank AG	0.125%	11/27/20	EUR	10,000	11,403
Deutsche Pfandbriefbank AG	0.200%	3/1/22	EUR	5,450	6,214
Deutsche Pfandbriefbank AG	0.250%	7/30/20	EUR	5,500	6,281
Deutsche Pfandbriefbank AG	0.250%	3/15/23	EUR	20,000	22,730
Deutsche Pfandbriefbank AG	1.500%	3/18/20	EUR	4,100	4,757
Deutsche Pfandbriefbank AG	1.875%	12/20/19	GBP	5,900	7,593
Deutsche Pfandbriefbank AG	1.875%	1/21/22	EUR	10,000	12,016
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	6,100	7,807
Deutsche Postbank AG	3.375%	3/31/20	EUR	5,000	5,956
Dexia Kommunalbank Deutschland AG	0.050%	9/8/21	EUR	18,300	20,744
Dexia Kommunalbank Deutschland AG	0.375%	3/3/22	EUR	8,300	9,476
DZ HYP AG	0.625%	6/5/24	EUR	100	115
8 German Postal Pensions Securitisation
2 plc	4.375%	1/18/22	EUR	3,000	3,865
HSH Nordbank AG	0.100%	7/20/20	EUR	900	1,023
HSH Nordbank AG	0.375%	4/27/23	EUR	10,808	12,210
HSH Nordbank AG	0.750%	6/22/22	EUR	400	461
Landesbank Baden-Wuerttemberg	0.125%	2/21/22	EUR	5,000	5,694
Landesbank Baden-Wuerttemberg	0.250%	1/10/25	EUR	10,000	11,197

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Landesbank Hessen-Thueringen
Girozentrale	0.100%	3/4/20	EUR	5,000	5,694
Landesbank Hessen-Thueringen
Girozentrale	0.125%	11/21/22	EUR	22,500	25,518
Landesbank Hessen-Thueringen
Girozentrale	0.250%	3/20/23	EUR	15,000	17,062
Landesbank Hessen-Thueringen
Girozentrale	0.375%	2/8/24	EUR	10,000	11,365
Landesbank Hessen-Thueringen
Girozentrale	1.125%	5/27/21	EUR	10,000	11,701
Landesbank Hessen-Thueringen
Girozentrale	1.875%	6/26/23	EUR	800	977
Muenchener Hypothekenbank eG	1.375%	4/16/21	EUR	15,000	17,642
Muenchener Hypothekenbank eG	1.750%	6/3/22	EUR	1,000	1,203
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	7,750	10,085
Norddeutsche Landesbank Girozentrale	0.250%	10/28/26	EUR	15,000	16,418
Norddeutsche Landesbank Girozentrale	3.250%	1/18/21	EUR	4,000	4,874
UniCredit Bank AG	0.125%	4/9/21	EUR	5,000	5,704
UniCredit Bank AG	1.875%	9/12/22	EUR	500	606
UniCredit Bank AG	1.875%	4/9/24	EUR	5,100	6,261
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.375%	6/6/25	EUR	2,000	2,250
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.500%	4/1/27	EUR	5,000	5,565
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.625%	8/30/27	EUR	15,000	16,793
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.750%	2/2/26	EUR	10,000	11,478
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.875%	1/18/30	EUR	12,200	13,549
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	1.125%	5/29/20	EUR	2,500	2,894
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	2.500%	3/29/22	EUR	10,400	12,789
					546,212
Corporate Bonds (1.4%)
ADO Properties SA	1.500%	7/26/24	EUR	3,400	3,630
Allianz Finance II BV	1.375%	4/21/31	EUR	12,500	13,998
Allianz Finance II BV	3.000%	3/13/28	EUR	2,800	3,710
Allianz Finance II BV	3.500%	2/14/22	EUR	8,500	10,663
Allianz Finance II BV	4.500%	3/13/43	GBP	3,100	5,105
1 Allianz Finance II BV	5.750%	7/8/41	EUR	34,800	44,248
1 Allianz SE	2.241%	7/7/45	EUR	6,500	7,319
1 Allianz SE	3.099%	7/6/47	EUR	2,500	2,895
1 Allianz SE	3.375%	9/29/49	EUR	3,400	4,029
1 Allianz SE	4.750%	10/29/49	EUR	7,500	9,454
1 Allianz SE	5.625%	10/17/42	EUR	2,000	2,626
alstria office REIT-AG	1.500%	11/15/27	EUR	10,000	10,577
alstria office REIT-AG	2.125%	4/12/23	EUR	200	235
Aroundtown SA	1.000%	1/7/25	EUR	500	530
Aroundtown SA	1.625%	1/31/28	EUR	1,300	1,326
Aroundtown SA	1.875%	1/19/26	EUR	16,500	18,047
Aroundtown SA	2.000%	11/2/26	EUR	6,300	6,864
ATF Netherlands BV	1.500%	7/15/24	EUR	26,800	29,661

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
BASF SE	0.875%	10/6/23	GBP	500	618
BASF SE	0.875%	10/6/31	EUR	600	623
BASF SE	1.500%	5/22/30	EUR	8,000	9,074
BASF SE	1.625%	11/15/37	EUR	5,100	5,527
BASF SE	1.750%	3/11/25	GBP	800	1,016
BASF SE	1.875%	2/4/21	EUR	5,000	5,920
BASF SE	2.000%	12/5/22	EUR	10,000	12,196
Bayer AG	1.875%	1/25/21	EUR	3,000	3,520
1 Bayer AG	3.000%	7/1/75	EUR	2,000	2,293
1 Bayer AG	3.750%	7/1/74	EUR	5,754	6,576
Bayer Capital Corp. BV	0.625%	12/15/22	EUR	15,000	17,066
Bayer Capital Corp. BV	1.250%	11/13/23	EUR	500	586
Bayer Capital Corp. BV	2.125%	12/15/29	EUR	10,000	11,336
Berlin Hyp AG	1.125%	10/25/27	EUR	100	112
Berlin Hyp AG	1.250%	1/22/25	EUR	400	464
Bertelsmann SE & Co. KGaA	1.750%	10/14/24	EUR	800	950
Bertelsmann SE & Co. KGaA	2.625%	8/2/22	EUR	1,400	1,718
1 Bertelsmann SE & Co. KGaA	3.000%	4/23/75	EUR	100	113
1 Bertelsmann SE & Co. KGaA	3.500%	4/23/75	EUR	3,000	3,302
BMW Canada Inc.	2.570%	8/6/21	CAD	12,590	9,404
BMW Finance NV	0.125%	1/12/21	EUR	15,600	17,675
BMW Finance NV	0.375%	7/10/23	EUR	10,000	11,134
BMW Finance NV	0.500%	1/21/20	EUR	200	228
BMW Finance NV	0.750%	7/12/24	EUR	10,600	11,858
BMW Finance NV	0.875%	11/17/20	EUR	1,000	1,151
BMW Finance NV	0.875%	8/16/22	GBP	2,400	2,943
BMW Finance NV	0.875%	4/3/25	EUR	9,100	10,163
BMW Finance NV	1.000%	2/15/22	EUR	800	927
BMW Finance NV	1.125%	5/22/26	EUR	2,700	3,010
BMW Finance NV	1.125%	1/10/28	EUR	9,564	10,428
BMW Finance NV	1.250%	9/5/22	EUR	1,000	1,167
BMW Finance NV	1.875%	6/29/20	GBP	200	257
BMW Finance NV	2.000%	9/4/20	EUR	4,000	4,701
BMW Finance NV	2.375%	1/24/23	EUR	400	486
BMW International Investment BV	1.000%	11/17/21	GBP	2,500	3,116
BMW International Investment BV	1.750%	4/19/22	GBP	900	1,143
BMW US Capital LLC	0.625%	4/20/22	EUR	16,410	18,733
BMW US Capital LLC	1.000%	4/20/27	EUR	300	329
BMW US Capital LLC	1.125%	9/18/21	EUR	100	116
BMW US Capital LLC	2.000%	11/20/19	GBP	1,000	1,284
Brenntag Finance BV	1.125%	9/27/25	EUR	2,900	3,229
Commerzbank AG	0.125%	12/15/26	EUR	1,800	1,945
Commerzbank AG	0.500%	9/13/23	EUR	1,000	1,091
Commerzbank AG	1.500%	9/21/22	EUR	5,000	5,812
Commerzbank AG	4.000%	9/16/20	EUR	3,000	3,640
Commerzbank AG	4.000%	3/23/26	EUR	10,290	12,354
Continental AG	3.125%	9/9/20	EUR	4,600	5,501
Covestro AG	1.750%	9/25/24	EUR	10,000	11,852
Daimler AG	0.250%	5/11/20	EUR	8,200	9,318
Daimler AG	0.625%	3/5/20	EUR	10,000	11,427
Daimler AG	0.875%	1/12/21	EUR	17,900	20,584
Daimler AG	1.000%	12/20/19	GBP	2,400	3,046
Daimler AG	1.000%	11/15/27	EUR	300	320
Daimler AG	1.375%	5/11/28	EUR	7,100	7,764

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Daimler AG	1.400%	1/12/24	EUR	8,570	9,890
Daimler AG	1.500%	1/13/22	GBP	2,500	3,141
Daimler AG	2.000%	4/7/20	EUR	400	466
Daimler AG	2.000%	6/25/21	EUR	600	711
Daimler AG	2.125%	7/3/37	EUR	11,400	12,596
Daimler AG	2.250%	1/24/22	EUR	1,750	2,095
Daimler AG	2.375%	9/12/22	EUR	7,000	8,456
Daimler AG	2.375%	3/8/23	EUR	2,500	3,034
Daimler AG	2.750%	12/4/20	GBP	4,500	5,863
Daimler Canada Finance Inc.	1.910%	7/8/21	CAD	5,000	3,657
Daimler International Finance BV	0.200%	9/13/21	EUR	100	113
Daimler International Finance BV	0.250%	8/9/21	EUR	15,000	16,914
Daimler International Finance BV	0.250%	5/11/22	EUR	800	895
Daimler International Finance BV	1.000%	11/11/25	EUR	1,000	1,106
Daimler International Finance BV	1.500%	8/18/21	GBP	200	253
Daimler International Finance BV	2.125%	6/7/22	GBP	100	128
Deutsche Apotheker-und Aerztebank eG	0.750%	10/5/27	EUR	700	792
Deutsche Bank AG	0.000%	10/15/26	EUR	4,906	4,362
Deutsche Bank AG	0.625%	12/19/23	CHF	11,500	10,887
Deutsche Bank AG	1.250%	9/8/21	EUR	11,200	12,672
Deutsche Bank AG	1.500%	1/20/22	EUR	400	453
Deutsche Bank AG	1.875%	2/28/20	GBP	6,900	8,762
Deutsche Bank AG	2.375%	1/11/23	EUR	14,800	17,208
Deutsche Boerse AG	1.125%	3/26/28	EUR	10,000	11,402
Deutsche Boerse AG	1.625%	10/8/25	EUR	4,098	5,004
Deutsche Boerse AG	2.375%	10/5/22	EUR	500	616
Deutsche Hypothekenbank AG	0.125%	11/23/23	EUR	100	112
Deutsche Hypothekenbank AG	0.250%	2/22/23	EUR	15,000	17,055
Deutsche Hypothekenbank AG	0.250%	5/17/24	EUR	3,500	3,941
Deutsche Kreditbank AG	0.625%	6/8/21	EUR	15,100	17,259
Deutsche Pfandbriefbank AG	1.125%	4/27/20	EUR	5,580	6,393
Deutsche Post AG	2.750%	10/9/23	EUR	2,000	2,521
Deutsche Post AG	2.875%	12/11/24	EUR	2,000	2,556
Deutsche Telekom International Finance BV	0.250%	4/19/21	EUR	5,800	6,596
Deutsche Telekom International Finance BV	0.375%	10/30/21	EUR	17,500	19,932
Deutsche Telekom International Finance BV	0.625%	12/1/22	EUR	10,000	11,385
Deutsche Telekom International Finance BV	0.625%	4/3/23	EUR	12,000	13,623
Deutsche Telekom International Finance BV	1.250%	10/6/23	GBP	615	762
Deutsche Telekom International Finance BV	1.375%	12/1/25	EUR	12,300	14,096
Deutsche Telekom International Finance BV	1.500%	4/3/28	EUR	10,600	11,899
Deutsche Telekom International Finance BV	2.125%	1/18/21	EUR	14,500	17,169
Deutsche Telekom International Finance BV	2.750%	10/24/24	EUR	2,196	2,763
Deutsche Telekom International Finance BV	3.250%	1/17/28	EUR	100	130
Deutsche Telekom International Finance BV	4.250%	7/13/22	EUR	3,000	3,887
Deutsche Telekom International Finance BV	4.875%	4/22/25	EUR	8,500	12,019
Deutsche Telekom International Finance BV	6.500%	4/8/22	GBP	10,400	15,382
Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	400	752
Deutsche Telekom International Finance BV	8.875%	11/27/28	GBP	900	1,742
DVB Bank SE	0.875%	4/9/21	EUR	400	455
DVB Bank SE	1.000%	4/25/22	EUR	2,000	2,261
DVB Bank SE	1.250%	4/22/20	EUR	9,900	11,357
DVB Bank SE	1.250%	9/15/21	EUR	16,600	19,015
DVB Bank SE	1.250%	6/16/23	EUR	22,200	25,099
DZ HYP AG	0.750%	6/30/27	EUR	100	113

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
E.ON International Finance BV	5.750%	5/7/20	EUR	10,000	12,322
E.ON International Finance BV	5.875%	10/30/37	GBP	8,950	15,152
E.ON International Finance BV	6.375%	6/7/32	GBP	10,600	18,177
E.ON International Finance BV	6.750%	1/27/39	GBP	1,000	1,865
E.ON SE	0.375%	8/23/21	EUR	7,000	7,978
E.ON SE	1.625%	5/22/29	EUR	100	113
Eurogrid GmbH	1.500%	4/18/28	EUR	1,100	1,243
Eurogrid GmbH	1.625%	11/3/23	EUR	1,900	2,249
Eurogrid GmbH	1.875%	6/10/25	EUR	4,100	4,872
Eurogrid GmbH	3.875%	10/22/20	EUR	1,100	1,340
Evonik Finance BV	0.000%	3/8/21	EUR	300	339
Evonik Finance BV	0.750%	9/7/28	EUR	5,100	5,304
Evonik Industries AG	1.875%	4/8/20	EUR	1,100	1,281
Fresenius Finance Ireland plc	1.500%	1/30/24	EUR	3,000	3,468
Fresenius Medical Care AG & Co. KGaA	1.500%	7/11/25	EUR	200	227
Fresenius SE & Co. KGaA	0.875%	1/31/22	EUR	3,000	3,439
Fresenius SE & Co. KGaA	2.125%	2/1/27	EUR	6,800	7,916
Fresenius SE & Co. KGaA	3.000%	1/30/32	EUR	906	1,082
Fresenius SE & Co. KGaA	4.000%	2/1/24	EUR	8,800	11,424
Grand City Properties SA	1.375%	8/3/26	EUR	10,100	10,844
Grand City Properties SA	1.500%	4/17/25	EUR	13,200	14,692
1 Grand City Properties SA	3.750%	12/31/49	EUR	1,000	1,161
1 Hannover Finance Luxembourg SA	5.000%	6/30/43	EUR	2,300	2,995
1 Hannover Finance Luxembourg SA	5.750%	9/14/40	EUR	2,000	2,469
1 Hannover Rueck SE	3.375%	12/31/49	EUR	100	118
HeidelbergCement AG	2.250%	3/30/23	EUR	8,000	9,461
HeidelbergCement AG	2.250%	6/3/24	EUR	10,700	12,623
HeidelbergCement Finance Luxembourg SA	0.500%	1/18/21	EUR	8,000	9,063
HeidelbergCement Finance Luxembourg SA	1.500%	6/14/27	EUR	400	427
HeidelbergCement Finance Luxembourg SA	1.625%	4/7/26	EUR	2,700	2,994
HeidelbergCement Finance Luxembourg SA	1.750%	4/24/28	EUR	10,000	10,654
HeidelbergCement Finance Luxembourg SA	7.500%	4/3/20	EUR	2,000	2,500
HELLA Finance International BV	1.000%	5/17/24	EUR	700	795
Henkel AG & Co. KGaA	0.875%	9/13/22	GBP	13,779	17,282
innogy Finance BV	1.000%	4/13/25	EUR	10,000	11,265
innogy Finance BV	1.500%	7/31/29	EUR	32,680	35,604
innogy Finance BV	1.875%	1/30/20	EUR	11,900	13,812
innogy Finance BV	4.750%	1/31/34	GBP	5,400	8,032
innogy Finance BV	5.500%	7/6/22	GBP	1,100	1,590
innogy Finance BV	5.625%	12/6/23	GBP	1,400	2,090
innogy Finance BV	6.250%	6/3/30	GBP	15,600	25,999
innogy Finance BV	6.500%	4/20/21	GBP	11,050	15,768
innogy Finance BV	6.500%	8/10/21	EUR	300	400
LANXESS AG	0.250%	10/7/21	EUR	615	699
LANXESS AG	1.000%	10/7/26	EUR	8,215	8,882
LANXESS AG	2.625%	11/21/22	EUR	300	370
LEG Immobilien AG	1.250%	1/23/24	EUR	800	899
Linde AG	1.750%	9/17/20	EUR	5,000	5,865
Linde AG	2.000%	4/18/23	EUR	2,500	3,052
Linde Finance BV	0.250%	1/18/22	EUR	7,600	8,661
Linde Finance BV	1.875%	5/22/24	EUR	100	123
Linde Finance BV	3.875%	6/1/21	EUR	400	499
Merck Financial Services GmbH	4.500%	3/24/20	EUR	1,000	1,205
1 Merck KGaA	2.625%	12/12/74	EUR	2,000	2,327

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Muenchener Hypothekenbank eG	0.500%	4/22/26	EUR	500	562
Muenchener Hypothekenbank eG	0.625%	10/23/26	EUR	1,200	1,356
Muenchener Hypothekenbank eG	0.625%	5/7/27	EUR	12,000	13,474
1 Muenchener Rueckversicherungs
Gesellschaft In Muenchen AG	6.000%	5/26/41	EUR	500	641
1 Muenchener Rueckversicherungs
Gesellschaft In Muenchen AG	6.250%	5/26/42	EUR	11,800	15,756
1 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen	6.625%	5/26/42	GBP	3,500	5,062
O2 Telefonica Deutschland Finanzierungs
GmbH	2.375%	2/10/21	EUR	700	830
Robert Bosch GmbH	1.750%	7/8/24	EUR	200	243
Santander Consumer Bank AG	0.750%	10/17/22	EUR	14,000	15,695
SAP SE	1.125%	2/20/23	EUR	1,000	1,176
SAP SE	1.750%	2/22/27	EUR	5,000	6,063
Siemens Financieringsmaatschappij NV	1.375%	9/6/30	EUR	14,800	16,581
Siemens Financieringsmaatschappij NV	1.500%	3/10/20	EUR	4,250	4,928
Siemens Financieringsmaatschappij NV	1.750%	3/12/21	EUR	6,000	7,090
Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	1,000	1,352
Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	500	658
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	3,100	4,632
Talanx AG	2.500%	7/23/26	EUR	2,000	2,509
1 Talanx Finanz Luxembourg SA	8.367%	6/15/42	EUR	200	277
TLG Immobilien AG	1.375%	11/27/24	EUR	300	332
Vier Gas Transport GmbH	2.000%	6/12/20	EUR	1,500	1,755
Vier Gas Transport GmbH	2.875%	6/12/25	EUR	11,500	14,705
Vier Gas Transport GmbH	3.125%	7/10/23	EUR	8,100	10,289
Volkswagen Bank GmbH	0.625%	9/8/21	EUR	15,000	16,925
Volkswagen Bank GmbH	0.750%	6/15/23	EUR	11,400	12,574
Volkswagen Bank GmbH	1.250%	6/10/24	EUR	15,100	16,659
Volkswagen Bank GmbH	1.250%	12/15/25	EUR	1,300	1,391
Volkswagen Financial Services AG	0.750%	10/14/21	EUR	800	904
Volkswagen Financial Services NV	1.500%	4/12/21	GBP	3,000	3,785
Volkswagen Financial Services NV	1.625%	6/9/22	GBP	1,000	1,254
Volkswagen Financial Services NV	1.750%	4/17/20	GBP	4,984	6,362
Volkswagen Financial Services NV	2.750%	10/2/20	GBP	1,170	1,519
Volkswagen International Finance NV	0.500%	3/30/21	EUR	4,000	4,530
Volkswagen International Finance NV	0.875%	1/16/23	EUR	10,950	12,270
Volkswagen International Finance NV	1.125%	10/2/23	EUR	12,000	13,435
Volkswagen International Finance NV	1.875%	3/30/27	EUR	12,700	13,884
Volkswagen International Finance NV	2.000%	1/14/20	EUR	1,000	1,159
Volkswagen International Finance NV	2.000%	3/26/21	EUR	3,300	3,871
1 Volkswagen International Finance NV	2.700%	12/14/65	EUR	11,500	12,758
Volkswagen International Finance NV	3.300%	3/22/33	EUR	200	233
1 Volkswagen International Finance NV	3.375%	12/31/49	EUR	8,000	8,811
1 Volkswagen International Finance NV	3.500%	12/29/49	EUR	10,000	10,316
1 Volkswagen International Finance NV	3.875%	6/14/66	EUR	10,000	10,714
1 Volkswagen International Finance NV	4.625%	3/29/49	EUR	2,000	2,294
1 Volkswagen International Finance NV	5.125%	12/31/49	EUR	4,100	5,016
Volkswagen Leasing GmbH	0.250%	10/5/20	EUR	8,500	9,617
Volkswagen Leasing GmbH	0.250%	2/16/21	EUR	10,300	11,617
Volkswagen Leasing GmbH	0.750%	8/11/20	EUR	12,100	13,838
Volkswagen Leasing GmbH	1.125%	4/4/24	EUR	10,500	11,550
Volkswagen Leasing GmbH	1.375%	1/20/25	EUR	11,400	12,558

49

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Volkswagen Leasing GmbH	1.625%	8/15/25	EUR	2,070	2,292
Volkswagen Leasing GmbH	2.125%	4/4/22	EUR	9,000	10,587
Volkswagen Leasing GmbH	2.375%	9/6/22	EUR	10,000	11,876
Volkswagen Leasing GmbH	2.625%	1/15/24	EUR	2,000	2,381
Vonovia Finance BV	0.750%	1/15/24	EUR	13,000	14,387
Vonovia Finance BV	0.875%	3/30/20	EUR	50	57
Vonovia Finance BV	0.875%	7/3/23	EUR	600	676
Vonovia Finance BV	1.500%	3/31/25	EUR	10,000	11,307
Vonovia Finance BV	1.500%	1/14/28	EUR	300	322
Vonovia Finance BV	1.750%	1/25/27	EUR	200	223
Vonovia Finance BV	2.250%	12/15/23	EUR	12,700	15,137
Vonovia Finance BV	2.750%	3/22/38	EUR	200	223
Vonovia Finance BV	3.625%	10/8/21	EUR	3,100	3,849
1 Vonovia Finance BV	4.000%	12/29/49	EUR	2,300	2,738
1 Vonovia Finance BV	4.625%	4/8/74	EUR	3,000	3,441
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.100%	8/31/26	EUR	1,000	1,087
Wuerth Finance International BV	1.750%	5/21/20	EUR	4,130	4,815
					1,624,032
Sovereign Bonds (8.6%)
Bayerische Landesbank	1.250%	12/20/21	GBP	2,700	3,433
Bayerische Landesbodenkreditanstalt	1.750%	4/24/24	EUR	3,000	3,666
Bayerische Landesbodenkreditanstalt	1.875%	1/25/23	EUR	6,290	7,661
8 Bund Laender Anleihe	1.500%	7/15/20	EUR	5,000	5,852
Bundesschatzanweisungen	0.000%	6/12/20	EUR	533,000	610,227
Deutsche Bahn Finance BV	1.500%	8/26/24	CHF	1,000	1,075
Deutsche Bahn Finance BV	3.125%	7/24/26	GBP	500	697
Deutsche Bahn Finance GmbH	0.000%	7/19/21	EUR	30,000	34,084
Deutsche Bahn Finance GmbH	0.875%	7/11/31	EUR	2,700	2,872
Deutsche Bahn Finance GmbH	1.000%	12/17/27	EUR	10,000	11,413
Deutsche Bahn Finance GmbH	1.250%	10/23/25	EUR	2,500	2,964
Deutsche Bahn Finance GmbH	1.625%	8/16/33	EUR	8,000	9,179
Deutsche Bahn Finance GmbH	2.500%	9/12/23	EUR	18,500	23,212
Deutsche Bahn Finance GmbH	2.750%	6/20/22	GBP	1,600	2,142
Deutsche Bahn Finance GmbH	2.750%	3/19/29	EUR	3,500	4,606
Deutsche Bahn Finance GmbH	3.000%	3/8/24	EUR	4,000	5,157
Deutsche Bahn Finance GmbH	3.750%	6/1/21	EUR	2,000	2,496
Deutsche Bahn Finance GmbH	3.750%	7/9/25	EUR	5,919	8,092
1 EnBW Energie Baden-Wuerttemberg AG	3.375%	4/5/77	EUR	1,800	2,119
1 EnBW Energie Baden-Wuerttemberg AG	3.625%	4/2/76	EUR	3,500	4,123
Enbw International Finance BV	2.500%	6/4/26	EUR	2,000	2,516
Enbw International Finance BV	6.125%	7/7/39	EUR	2,285	4,205
EWE AG	4.125%	11/4/20	EUR	2,000	2,455
EWE AG	5.250%	7/16/21	EUR	8,950	11,523
Federal Republic of Germany	0.000%	4/17/20	EUR	150,000	171,646
Federal Republic of Germany	0.000%	4/9/21	EUR	252,800	290,332
Federal Republic of Germany	0.000%	10/8/21	EUR	150,000	172,423
Federal Republic of Germany	0.000%	4/8/22	EUR	175,000	201,201
Federal Republic of Germany	0.000%	10/7/22	EUR	207,500	238,370
Federal Republic of Germany	0.000%	4/14/23	EUR	95,000	108,924
Federal Republic of Germany	0.000%	10/13/23	EUR	338,000	386,642
Federal Republic of Germany	0.000%	8/15/26	EUR	9,000	10,068
Federal Republic of Germany	0.250%	10/16/20	EUR	140,000	161,293
Federal Republic of Germany	0.250%	2/15/27	EUR	58,400	66,386

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Federal Republic of Germany	0.250%	8/15/28	EUR	454,000	507,649
Federal Republic of Germany	0.500%	2/15/25	EUR	12,000	14,034
Federal Republic of Germany	0.500%	2/15/26	EUR	95,000	110,775
Federal Republic of Germany	0.500%	8/15/27	EUR	256,073	295,974
Federal Republic of Germany	0.500%	2/15/28	EUR	134,300	154,550
Federal Republic of Germany	1.000%	8/15/24	EUR	100,000	120,385
Federal Republic of Germany	1.250%	8/15/48	EUR	100,500	120,495
Federal Republic of Germany	1.500%	9/4/22	EUR	10,000	12,150
Federal Republic of Germany	1.500%	2/15/23	EUR	65,530	80,019
Federal Republic of Germany	1.500%	5/15/23	EUR	163,500	200,158
Federal Republic of Germany	1.500%	5/15/24	EUR	255,000	314,873
Federal Republic of Germany	1.750%	7/4/22	EUR	180,771	221,082
Federal Republic of Germany	1.750%	2/15/24	EUR	14,500	18,087
Federal Republic of Germany	2.000%	1/4/22	EUR	480	587
Federal Republic of Germany	2.000%	8/15/23	EUR	81,500	102,253
Federal Republic of Germany	2.250%	9/4/20	EUR	11,900	14,202
Federal Republic of Germany	2.250%	9/4/21	EUR	67,400	82,397
Federal Republic of Germany	2.500%	1/4/21	EUR	65,000	78,648
Federal Republic of Germany	2.500%	7/4/44	EUR	171,000	261,414
Federal Republic of Germany	2.500%	8/15/46	EUR	86,550	133,909
Federal Republic of Germany	3.000%	7/4/20	EUR	79,000	95,001
Federal Republic of Germany	3.250%	1/4/20	EUR	53,000	62,893
Federal Republic of Germany	3.250%	7/4/21	EUR	21,400	26,716
Federal Republic of Germany	3.250%	7/4/42	EUR	74,994	127,532
Federal Republic of Germany	4.000%	1/4/37	EUR	141,268	247,577
Federal Republic of Germany	4.250%	7/4/39	EUR	48,400	90,418
Federal Republic of Germany	4.750%	7/4/28	EUR	63,500	102,197
9 Federal Republic of Germany	4.750%	7/4/34	EUR	48,800	88,735
Federal Republic of Germany	4.750%	7/4/40	EUR	45,785	92,092
Federal Republic of Germany	5.500%	1/4/31	EUR	71,900	129,613
Federal Republic of Germany	5.625%	1/4/28	EUR	7,365	12,385
Federal Republic of Germany	6.250%	1/4/24	EUR	25,000	37,773
Federal Republic of Germany	6.500%	7/4/27	EUR	54,400	94,925
FMS Wertmanagement AoeR	0.000%	5/22/20	EUR	25,000	28,480
FMS Wertmanagement AoeR	0.000%	11/13/20	EUR	25,000	28,522
FMS Wertmanagement AoeR	1.000%	9/7/22	GBP	5,000	6,331
FMS Wertmanagement AoeR	0.000%	2/17/20	EUR	20,000	22,819
FMS Wertmanagement AoeR	0.000%	10/20/20	EUR	7,500	8,552
FMS Wertmanagement AoeR	0.050%	7/6/21	EUR	10,000	11,411
FMS Wertmanagement AoeR	0.125%	4/16/20	EUR	4,000	4,565
8 FMS Wertmanagement AoeR	0.875%	5/14/21	GBP	21,300	27,095
FMS Wertmanagement AoeR	3.000%	9/8/21	EUR	6,000	7,422
FMS Wertmanagement AoeR	3.375%	6/17/21	EUR	11,000	13,648
Free and Hanseatic City of Hamburg	0.250%	1/20/25	EUR	23,000	25,905
Free and Hanseatic City of Hamburg	1.000%	6/18/21	EUR	9,500	11,114
Free and Hanseatic City of Hamburg	1.875%	9/26/22	EUR	9,000	10,959
Gemeinsame Deutsche Bundeslaender	0.125%	4/14/23	EUR	10,000	11,362
Gemeinsame Deutsche Bundeslaender	0.250%	3/18/24	EUR	25,000	28,378
Gemeinsame Deutsche Bundeslaender	0.375%	6/23/20	EUR	5,000	5,737
Gemeinsame Deutsche Bundeslaender	0.500%	2/5/25	EUR	15,000	17,139
Gemeinsame Deutsche Bundeslaender	1.125%	9/30/24	EUR	1,000	1,188
Gemeinsame Deutsche Bundeslaender	1.500%	1/29/21	EUR	5,000	5,897
Gemeinsame Deutsche Bundeslaender	1.750%	6/13/22	EUR	14,000	16,925
Gemeinsame Deutsche Bundeslaender	1.750%	1/31/23	EUR	8,000	9,730

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Gemeinsame Deutsche Bundeslaender	2.250%	10/23/23	EUR	175	219
8 KFW	0.000%	2/5/20	EUR	25,000	28,478
8 KFW	0.000%	6/30/21	EUR	51,300	58,558
8 KFW	0.000%	4/28/22	EUR	52,900	60,231
8 KFW	0.000%	9/15/23	EUR	32,000	36,074
8 KFW	0.050%	5/30/24	EUR	3,000	3,373
8 KFW	0.125%	6/1/20	EUR	50,000	57,145
8 KFW	0.125%	10/27/20	EUR	20,000	22,892
8 KFW	0.125%	11/7/23	EUR	10,823	12,260
8 KFW	0.125%	10/4/24	EUR	40,000	44,941
8 KFW	0.375%	12/15/20	GBP	10,000	12,605
8 KFW	0.375%	3/15/23	EUR	25,000	28,776
8 KFW	0.375%	4/23/25	EUR	25,000	28,383
8 KFW	0.375%	3/9/26	EUR	5,000	5,627
8 KFW	0.375%	4/23/30	EUR	15,000	16,003
KFW	0.500%	9/15/27	EUR	65,000	72,591
8 KFW	0.625%	1/15/25	EUR	43,675	50,405
8 KFW	0.625%	2/22/27	EUR	38,000	43,137
KFW	0.625%	1/7/28	EUR	50,000	56,253
8 KFW	0.875%	3/15/22	GBP	20,000	25,312
8 KFW	1.000%	11/4/20	NOK	20,000	2,357
8 KFW	1.125%	12/23/19	GBP	500	640
8 KFW	1.125%	1/15/20	EUR	27,000	31,176
8 KFW	1.250%	7/4/36	EUR	23,000	26,138
8 KFW	1.375%	1/28/20	CAD	15,270	11,463
8 KFW	1.375%	7/31/35	EUR	10,000	11,611
8 KFW	1.500%	6/11/24	EUR	2,460	2,987
8 KFW	1.625%	1/15/21	EUR	43,000	50,842
8 KFW	2.500%	1/17/22	EUR	12,000	14,771
8 KFW	2.500%	8/25/25	CHF	21,500	25,059
8 KFW	2.750%	4/16/20	AUD	5,000	3,566
8 KFW	2.900%	6/6/22	AUD	17,500	12,538
8 KFW	3.375%	1/18/21	EUR	25,350	31,096
8 KFW	3.500%	7/4/21	EUR	25,000	31,189
8 KFW	4.700%	6/2/37	CAD	2,350	2,087
8 KFW	4.875%	3/15/37	GBP	4,000	7,394
8 KFW	5.000%	3/19/24	AUD	10,000	7,894
8 KFW	5.500%	2/9/22	AUD	24,000	18,612
8 KFW	5.500%	6/18/25	GBP	20,000	32,054
8 KFW	5.550%	6/7/21	GBP	19,000	27,054
8 KFW	5.750%	6/7/32	GBP	6,000	11,268
8 KFW	6.000%	8/20/20	AUD	10,000	7,545
8 KFW	6.000%	12/7/28	GBP	10,000	17,911
8 KFW	6.250%	12/4/19	AUD	3,000	2,216
8 KFW	6.250%	5/19/21	AUD	9,000	6,983
8 KFW	1.375%	2/1/21	GBP	10,000	12,876
KFW	2.800%	3/7/23	AUD	25,000	17,843
8 KFW	3.200%	9/11/26	AUD	10,000	7,194
Land Berlin	0.250%	4/22/25	EUR	10,000	11,227
Land Berlin	0.500%	2/10/25	EUR	21,000	24,000
Land Thueringen	0.200%	10/26/26	EUR	15,000	16,473
Land Thueringen	0.500%	5/12/25	EUR	4,500	5,153
Land Thueringen	1.625%	8/17/20	EUR	2,462	2,889
Landesbank Baden-Wuerttemberg	0.200%	1/10/24	EUR	2,000	2,261

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Landesbank Baden-Wuerttemberg	0.250%	7/21/20	EUR	400	457
	Landesbank Baden-Wuerttemberg	0.375%	2/27/25	EUR	10,000	11,284
	Landesbank Berlin AG	5.875%	11/25/19	EUR	1,500	1,796
	Landesbank Hessen-Thueringen
	Girozentrale	0.000%	1/12/22	EUR	7,600	8,621
	Landeskreditbank Baden-Wuerttemberg
	Foerderbank	0.250%	11/25/19	EUR	4,500	5,133
	Landeskreditbank Baden-Wuerttemberg
	Foerderbank	0.375%	4/13/26	EUR	15,000	16,825
	Landeskreditbank Baden-Wuerttemberg
	Foerderbank	1.125%	5/17/21	GBP	5,700	7,284
	Landeskreditbank Baden-Wuerttemberg
	Foerderbank	2.250%	2/17/21	AUD	20,000	14,095
	Landeskreditbank Baden-Wuerttemberg
	Foerderbank	4.250%	8/7/25	AUD	10,000	7,613
8	Landwirtschaftliche Rentenbank	0.250%	11/24/22	EUR	10,000	11,447
8	Landwirtschaftliche Rentenbank	0.250%	7/15/24	EUR	12,900	14,609
8	Landwirtschaftliche Rentenbank	0.375%	1/22/24	EUR	40,100	45,881
8	Landwirtschaftliche Rentenbank	0.375%	3/16/26	EUR	10,000	11,216
8	Landwirtschaftliche Rentenbank	0.625%	5/18/27	EUR	15,300	17,289
8	Landwirtschaftliche Rentenbank	0.625%	2/20/30	EUR	20,000	21,927
8	Landwirtschaftliche Rentenbank	1.125%	12/15/23	GBP	14,600	18,453
8	Landwirtschaftliche Rentenbank	1.250%	5/20/22	EUR	5,000	5,936
8	Landwirtschaftliche Rentenbank	1.375%	12/15/20	GBP	3,100	3,991
8	Landwirtschaftliche Rentenbank	1.500%	12/23/19	GBP	5,000	6,430
[2,8]	Landwirtschaftliche Rentenbank	1.875%	11/21/19	CAD	2,655	2,005
8	Landwirtschaftliche Rentenbank	1.875%	11/21/19	CAD	3,000	2,266
8	Landwirtschaftliche Rentenbank	1.875%	5/11/20	EUR	1,500	1,759
8	Landwirtschaftliche Rentenbank	2.500%	4/13/21	AUD	5,000	3,550
8	Landwirtschaftliche Rentenbank	2.600%	3/23/27	AUD	3,200	2,193
8	Landwirtschaftliche Rentenbank	2.700%	1/20/20	AUD	7,000	4,985
8	Landwirtschaftliche Rentenbank	2.700%	9/5/22	AUD	10,000	7,117
8	Landwirtschaftliche Rentenbank	2.875%	8/30/21	EUR	13,000	16,024
8	Landwirtschaftliche Rentenbank	4.000%	1/30/20	NZD	8,513	5,679
8	Landwirtschaftliche Rentenbank	4.250%	1/24/23	AUD	7,500	5,663
8	Landwirtschaftliche Rentenbank	4.250%	1/9/25	AUD	10,000	7,657
8	Landwirtschaftliche Rentenbank	4.750%	3/12/19	NZD	5,000	3,294
8	Landwirtschaftliche Rentenbank	5.500%	3/9/20	AUD	8,000	5,909
8	Landwirtschaftliche Rentenbank	5.500%	3/29/22	AUD	5,000	3,889
	Norddeutsche Landesbank Girozentrale	0.375%	10/9/24	EUR	1,100	1,243
	NRW Bank	0.000%	2/1/22	EUR	30,000	34,109
	NRW Bank	0.100%	1/10/23	EUR	25,000	28,365
	NRW Bank	0.125%	3/10/23	EUR	5,000	5,675
	NRW Bank	0.250%	3/10/25	EUR	15,000	16,810
	NRW Bank	0.500%	5/11/26	EUR	12,000	13,544
	NRW Bank	0.500%	9/13/27	EUR	15,000	16,679
	NRW Bank	0.625%	2/11/26	EUR	15,000	17,133
	NRW Bank	0.625%	2/23/27	EUR	15,000	16,956
	NRW Bank	1.000%	6/15/22	GBP	1,000	1,265
	NRW Bank	3.875%	1/27/20	EUR	4,000	4,770
	State of Baden-Wurttemberg	0.625%	2/9/27	EUR	10,000	11,352
	State of Baden-Wurttemberg	1.000%	7/18/22	EUR	5,000	5,895
	State of Baden-Wurttemberg	2.000%	11/13/23	EUR	8,000	9,914
	State of Berlin	0.625%	3/20/26	EUR	25,000	28,573

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
State of Berlin	0.625%	8/25/36	EUR	1,500	1,502
State of Berlin	0.750%	11/11/22	EUR	10,000	11,684
State of Berlin	1.000%	5/19/32	EUR	15,000	16,612
State of Berlin	1.500%	8/28/20	EUR	2,000	2,344
State of Berlin	1.500%	1/21/21	EUR	3,300	3,891
State of Berlin	1.875%	6/12/23	EUR	1,800	2,207
State of Berlin	3.125%	8/17/21	EUR	30,300	37,554
State of Brandenburg	3.500%	6/15/21	EUR	15,000	18,671
State of Bremen	0.500%	7/30/21	EUR	15,000	17,331
State of Bremen	0.500%	3/3/25	EUR	13,000	14,838
State of Bremen	1.375%	4/28/21	EUR	1,000	1,179
8 State of Hesse	0.000%	9/15/21	EUR	4,900	5,587
State of Hesse	0.250%	6/10/25	EUR	25,000	28,045
State of Hesse	0.375%	7/4/22	EUR	10,000	11,523
State of Hesse	0.375%	3/10/23	EUR	38,000	43,679
State of Hesse	0.500%	2/17/25	EUR	10,500	12,016
State of Hesse	0.750%	8/4/36	EUR	12,000	12,274
State of Hesse	1.375%	2/5/20	EUR	8,000	9,274
State of Hesse	1.375%	6/10/24	EUR	4,000	4,819
State of Hesse	1.750%	6/19/20	EUR	3,730	4,376
State of Hesse	1.750%	1/20/23	EUR	3,000	3,651
State of Hesse	3.000%	8/23/21	EUR	12,000	14,833
State of Hesse	3.500%	3/10/20	EUR	5,000	5,966
State of Lower Saxony	0.000%	3/1/21	EUR	18,200	20,763
State of Lower Saxony	0.000%	1/10/22	EUR	10,000	11,385
State of Lower Saxony	0.000%	8/2/24	EUR	47,000	52,406
State of Lower Saxony	0.050%	11/10/22	EUR	10,000	11,351
State of Lower Saxony	0.125%	3/7/23	EUR	20,000	22,716
State of Lower Saxony	0.375%	1/19/23	EUR	15,000	17,240
State of Lower Saxony	0.400%	7/10/20	EUR	5,000	5,742
State of Lower Saxony	0.500%	6/8/26	EUR	2,500	2,826
State of Lower Saxony	0.625%	1/20/25	EUR	10,000	11,527
State of Lower Saxony	0.625%	7/6/27	EUR	20,000	22,562
State of Lower Saxony	1.000%	8/18/22	EUR	11,000	12,962
State of Lower Saxony	2.125%	10/11/23	EUR	1,000	1,244
State of Lower Saxony	2.125%	1/16/24	EUR	310	386
State of Lower Saxony	2.750%	9/13/21	EUR	20,000	24,577
State of North Rhine-Westphalia	0.200%	4/17/23	EUR	20,000	22,783
State of North Rhine-Westphalia	0.200%	2/16/24	EUR	35,800	40,525
State of North Rhine-Westphalia	0.375%	10/19/21	EUR	10,000	11,530
State of North Rhine-Westphalia	0.375%	2/16/23	EUR	4,300	4,941
State of North Rhine-Westphalia	0.500%	3/11/25	EUR	3,000	3,430
State of North Rhine-Westphalia	0.500%	4/16/26	EUR	10,000	11,297
State of North Rhine-Westphalia	0.500%	2/16/27	EUR	20,400	22,864
State of North Rhine-Westphalia	0.625%	7/21/31	EUR	15,000	15,959
State of North Rhine-Westphalia	0.750%	1/16/26	EUR	15,000	17,290
State of North Rhine-Westphalia	0.875%	12/16/19	EUR	5,000	5,750
State of North Rhine-Westphalia	1.250%	3/13/20	EUR	5,000	5,796
State of North Rhine-Westphalia	1.250%	5/12/36	EUR	4,000	4,423
State of North Rhine-Westphalia	1.375%	5/16/22	EUR	5,050	6,015
State of North Rhine-Westphalia	1.500%	12/15/20	EUR	48,000	56,502
State of North Rhine-Westphalia	1.500%	1/14/21	EUR	4,000	4,717
State of North Rhine-Westphalia	1.625%	10/24/30	EUR	10,000	12,003
State of North Rhine-Westphalia	1.875%	9/15/22	EUR	11,150	13,573

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
State of North Rhine-Westphalia	1.875%	3/15/24	EUR	1,950	2,405
State of North Rhine-Westphalia	2.000%	10/15/25	EUR	3,000	3,757
State of North Rhine-Westphalia	2.375%	5/13/33	EUR	21,400	27,912
State of North Rhine-Westphalia Germany	0.950%	3/13/28	EUR	25,000	28,788
State of North Rhine-Westphalia Germany	1.000%	1/16/25	EUR	220	259
State of North Rhine-Westphalia Germany	1.450%	2/16/43	EUR	5,000	5,535
State of North Rhine-Westphalia Germany	1.650%	2/22/38	EUR	10,000	11,707
State of North Rhine-Westphalia Germany	1.750%	10/26/57	EUR	16,000	18,314
State of North Rhine-Westphalia Germany	1.750%	7/11/68	EUR	5,000	5,516
State of Rhineland-Palatinate	0.000%	3/23/20	EUR	317	361
State of Rhineland-Palatinate	0.100%	8/18/26	EUR	10,000	10,930
State of Rhineland-Palatinate	0.500%	9/3/21	EUR	5,000	5,782
State of Rhineland-Palatinate	0.500%	1/21/25	EUR	6,000	6,858
State of Rhineland-Palatinate	0.700%	1/26/28	EUR	10,000	11,348
State of Rhineland-Palatinate	1.250%	1/16/20	EUR	10,745	12,425
State of Rhineland-Palatinate	2.375%	2/23/22	EUR	2,500	3,069
State of Saxony-Anhalt	1.625%	4/25/23	EUR	4,000	4,848
State of Saxony-Anhalt	1.875%	4/10/24	EUR	9,000	11,104
Wirtschafts- und Infrastrukturbank Hessen	1.750%	12/6/22	EUR	2,500	3,021
					9,536,801
Total Germany (Cost $11,833,996)					11,707,045
Hong Kong (0.1%)
Corporate Bonds (0.1%)
Cheung Kong Infrastructure Finance BVI Ltd.	1.000%	12/12/24	EUR	100	109
CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	EUR	10,300	11,522
CK Hutchison Europe Finance 18 Ltd.	2.000%	4/13/30	EUR	700	765
CK Hutchison Finance 16 II Ltd.	0.875%	10/3/24	EUR	11,400	12,639
CK Hutchison Finance 16 Ltd.	1.250%	4/6/23	EUR	17,000	19,533
CK Hutchison Finance 16 Ltd.	2.000%	4/6/28	EUR	100	113
Hutchison Whampoa Finance 14 Ltd.	1.375%	10/31/21	EUR	100	116
					44,797
Sovereign Bonds (0.0%)
Hong Kong Special Administrative Region	0.910%	11/5/20	HKD	100,000	12,440
Hong Kong Special Administrative Region	1.470%	2/20/19	HKD	35,000	4,461
Hong Kong Special Administrative Region	2.220%	8/7/24	HKD	30,000	3,800
					20,701
Total Hong Kong (Cost $65,541)					65,498
Hungary (0.1%)
Sovereign Bonds (0.1%)
Republic of Hungary	0.500%	4/21/21	HUF	3,766,700	12,781
Republic of Hungary	1.750%	10/26/22	HUF	400,000	1,375
Republic of Hungary	1.750%	10/10/27	EUR	2,500	2,854
Republic of Hungary	2.500%	10/27/21	HUF	900,000	3,215
Republic of Hungary	3.000%	10/27/27	HUF	16,700,100	55,280
Republic of Hungary	5.500%	6/24/25	HUF	6,037,430	24,015
Republic of Hungary	6.000%	11/24/23	HUF	2,910,000	11,856
Republic of Hungary	7.000%	6/24/22	HUF	534,000	2,181
Total Hungary (Cost $117,954)					113,557

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
India (0.0%)
Corporate Bonds (0.0%)
Bharti Airtel International Netherlands BV	3.000%	3/31/20	CHF	3,000	3,048
Bharti Airtel International Netherlands BV	3.375%	5/20/21	EUR	875	1,029
Total India (Cost $4,381)					4,077
Indonesia (0.5%)
Sovereign Bonds (0.5%)
Republic of Indonesia	5.625%	5/15/23	IDR	913,604,000	53,938
Republic of Indonesia	1.750%	4/24/25	EUR	13,400	14,659
Republic of Indonesia	2.625%	6/14/23	EUR	200	235
Republic of Indonesia	2.875%	7/8/21	EUR	11,020	13,125
Republic of Indonesia	3.750%	6/14/28	EUR	18,200	22,229
Republic of Indonesia	6.125%	5/15/28	IDR	1,930,000,000	107,270
Republic of Indonesia	6.625%	5/15/33	IDR	2,049,414,000	110,788
Republic of Indonesia	7.000%	5/15/27	IDR	1,491,251,000	88,529
Republic of Indonesia	7.500%	5/15/38	IDR	419,972,000	23,793
Republic of Indonesia	8.250%	5/15/36	IDR	347,800,000	21,541
Republic of Indonesia	8.375%	3/15/24	IDR	1,390,785,000	90,839
Total Indonesia (Cost $639,852)					546,946
Ireland (0.6%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
AIB Mortgage Bank	0.625%	2/3/22	EUR	3,000	3,462

Corporate Bonds (0.1%)
AIB Mortgage Bank	2.250%	3/26/21	EUR	15,000	17,941
Bank of Ireland Group plc	1.375%	8/29/23	EUR	15,000	16,874
CRH Finance DAC	1.375%	10/18/28	EUR	1,300	1,388
CRH Finance Ltd.	3.125%	4/3/23	EUR	10,850	13,590
CRH Finance Switzerland AG	1.375%	9/30/22	CHF	5,300	5,418
CRH Finland Services Oyj	2.750%	10/15/20	EUR	5,488	6,497
Dali Capital plc	4.799%	12/21/37	GBP	150	237
Freshwater Finance plc	4.607%	10/17/36	GBP	1,125	1,775
Kerry Group Financial Services	2.375%	9/10/25	EUR	10,500	12,743
Ryanair DAC	1.125%	8/15/23	EUR	3,000	3,379
					79,842
Sovereign Bonds (0.5%)
ESB Finance Ltd.	2.125%	6/8/27	EUR	6,200	7,416
ESB Finance Ltd.	3.494%	1/12/24	EUR	1,000	1,288
ESB Finance Ltd.	6.500%	3/5/20	GBP	3,000	4,084
Ireland	0.000%	10/18/22	EUR	500	567
Ireland	0.800%	3/15/22	EUR	57,280	66,921
Ireland	1.000%	5/15/26	EUR	91,950	106,762
Ireland	1.300%	5/15/33	EUR	400	445
Ireland	1.700%	5/15/37	EUR	25,190	29,029
Ireland	2.000%	2/18/45	EUR	52,390	62,272
Ireland	2.400%	5/15/30	EUR	29,090	37,296
Ireland	3.400%	3/18/24	EUR	55,200	73,077
Ireland	3.900%	3/20/23	EUR	22,965	30,445
Ireland	4.500%	4/18/20	EUR	62,200	75,571
Ireland	5.000%	10/18/20	EUR	24,000	30,120
Ireland	5.400%	3/13/25	EUR	10,735	15,918

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Republic of Ireland	0.900%	5/15/28	EUR	50,600	57,032
Republic of Ireland	1.350%	3/18/31	EUR	30,000	34,170
					632,413
Total Ireland (Cost $708,658)					715,717
Israel (0.2%)
Sovereign Bonds (0.2%)
State of Israel	0.500%	1/31/21	ILS	22,600	6,056
State of Israel	1.000%	4/30/21	ILS	65,000	17,588
State of Israel	1.250%	11/30/22	ILS	50,000	13,454
State of Israel	1.500%	1/18/27	EUR	16,000	18,347
State of Israel	1.750%	8/31/25	ILS	129,500	34,496
State of Israel	2.000%	3/31/27	ILS	162,000	43,159
State of Israel	2.250%	9/28/28	ILS	13,000	3,448
State of Israel	2.875%	1/29/24	EUR	3,400	4,242
State of Israel	3.750%	3/31/24	ILS	37,000	11,075
State of Israel	3.750%	3/31/47	ILS	51,000	14,602
State of Israel	4.250%	3/31/23	ILS	73,000	22,107
State of Israel	4.625%	3/18/20	EUR	1,000	1,203
State of Israel	5.000%	1/31/20	ILS	69,000	19,622
State of Israel	5.500%	1/31/22	ILS	20,000	6,158
State of Israel	5.500%	1/31/42	ILS	66,000	24,605
State of Israel	6.250%	10/30/26	ILS	56,360	19,855
Total Israel (Cost $260,342)					260,017
Italy (7.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Aeroporti Di Roma SPA	5.441%	2/20/23	GBP	250	355
Banca Monte dei Paschi di Siena SPA	2.875%	7/16/24	EUR	5,640	6,806
1 Banca Monte dei Paschi di Siena SPA	2.875%	4/16/59	EUR	4,000	4,754
Banca Popolare dell’Emilia Romagna SC	0.875%	1/22/22	EUR	5,000	5,677
Banca Popolare di Milano Scarl	0.625%	6/8/23	EUR	10,000	11,014
Banco BPM SpA	0.750%	3/31/22	EUR	10,000	11,267
Banco BPM SpA	1.000%	1/23/25	EUR	15,000	16,467
Banco di Desio e della Brianza SPA	0.875%	9/12/24	EUR	16,000	17,887
Credit Agricole Cariparma SpA	0.250%	9/30/24	EUR	10,800	11,655
Credit Agricole Cariparma SpA	0.875%	6/16/23	EUR	10,000	11,330
Intesa Sanpaolo SPA	0.625%	1/20/22	EUR	5,000	5,693
Intesa Sanpaolo SPA	3.250%	2/10/26	EUR	9,000	11,574
Intesa Sanpaolo SPA	3.375%	1/24/25	EUR	10,500	13,583
Intesa Sanpaolo SPA	3.625%	12/5/22	EUR	4,200	5,339
Mediobanca SpA	3.625%	10/17/23	EUR	5,000	6,415
UniCredit SPA	2.625%	10/31/20	EUR	5,000	5,934
UniCredit SPA	2.750%	1/31/20	EUR	1,310	1,532
UniCredit SPA	5.000%	10/31/21	EUR	3,000	3,857
UniCredit SPA	5.250%	4/30/23	EUR	9,000	12,220
Unione di Banche Italiane SpA	3.125%	10/14/20	EUR	8,500	10,170
Unione di Banche Italiane SpA	5.250%	1/28/21	EUR	2,500	3,139
Unione di Banche Italiane SpA	0.375%	9/14/26	EUR	10,000	10,386
Unione di Banche Italiane SpA	1.000%	1/27/23	EUR	10,500	11,945
Unione di Banche Italiane SpA	1.125%	10/4/27	EUR	6,700	7,281
Unione di Banche Italiane SpA	1.250%	2/7/25	EUR	2,500	2,837
Unione di Banche Italiane SpA	3.125%	2/5/24	EUR	4,000	5,024
Unione di Banche Italiane SpA	4.000%	12/16/19	EUR	200	236
					214,377

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Corporate Bonds (0.5%)
2i Rete Gas SPA	1.608%	10/31/27	EUR	1,500	1,536
2i Rete Gas SPA	3.000%	7/16/24	EUR	5,500	6,569
Aeroporti di Roma SPA	1.625%	6/8/27	EUR	11,000	11,713
Aeroporti di Roma SPA	3.250%	2/20/21	EUR	3,800	4,521
Assicurazioni Generali SPA	2.875%	1/14/20	EUR	3,245	3,789
Assicurazioni Generali SPA	4.125%	5/4/26	EUR	2,000	2,325
Assicurazioni Generali SPA	5.125%	9/16/24	EUR	7,280	9,823
1 Assicurazioni Generali SPA	7.750%	12/12/42	EUR	16,000	20,957
1 Assicurazioni Generali SPA	10.125%	7/10/42	EUR	2,200	3,096
Atlantia SPA	1.625%	2/3/25	EUR	5,600	5,753
Atlantia SPA	2.875%	2/26/21	EUR	3,500	4,023
Atlantia SPA	5.875%	6/9/24	EUR	300	381
Atlantia SPA	6.250%	6/9/22	GBP	3,820	5,180
Autostrade per l’Italia SpA	1.125%	11/4/21	EUR	8,000	8,721
Autostrade per l’Italia SpA	1.750%	2/1/27	EUR	550	539
Autostrade per l’Italia SpA	1.875%	11/4/25	EUR	13,935	14,093
Autostrade per l’Italia SpA	1.875%	9/26/29	EUR	1,800	1,708
Autostrade per l’Italia SpA	4.375%	9/16/25	EUR	100	119
Banca Monte dei Paschi di Siena SPA	1.250%	1/20/22	EUR	5,000	5,693
Banca Monte dei Paschi di Siena SPA	2.125%	11/26/25	EUR	9,000	10,360
Banca Popolare di Milano Scarl	1.500%	12/2/25	EUR	7,200	8,074
Credit Agricole Cariparma SPA	0.625%	1/13/26	EUR	600	640
Enel Finance International NV	1.000%	9/16/24	EUR	3,100	3,414
Enel Finance International NV	1.125%	9/16/26	EUR	3,800	4,013
Enel Finance International NV	1.375%	6/1/26	EUR	39,745	43,215
Enel Finance International NV	1.966%	1/27/25	EUR	4,350	4,997
Enel Finance International NV	4.875%	3/11/20	EUR	14,740	17,796
Enel Finance International NV	4.875%	4/17/23	EUR	5,000	6,663
Enel Finance International NV	5.000%	7/12/21	EUR	2,000	2,552
Enel Finance International NV	5.250%	9/29/23	EUR	736	993
Enel Finance International NV	5.625%	8/14/24	GBP	3,300	4,834
Enel Finance International NV	5.750%	9/14/40	GBP	9,700	15,244
1 Enel SPA	2.500%	11/24/78	EUR	10,500	11,114
Enel SPA	5.750%	6/22/37	GBP	1,000	1,546
1 Enel SPA	6.625%	9/15/76	GBP	2,900	3,960
Eni SPA	0.625%	9/19/24	EUR	10,000	10,956
Eni SPA	0.750%	5/17/22	EUR	500	572
Eni SPA	1.125%	9/19/28	EUR	5,500	5,779
Eni SPA	1.500%	1/17/27	EUR	5,000	5,594
Eni SPA	1.625%	5/17/28	EUR	3,000	3,329
Eni SPA	2.625%	11/22/21	EUR	3,000	3,643
Eni SPA	3.250%	7/10/23	EUR	7,360	9,297
Eni SPA	3.625%	1/29/29	EUR	6,200	8,113
Eni SPA	3.750%	9/12/25	EUR	6,600	8,607
Eni SPA	4.250%	2/3/20	EUR	2,570	3,067
EXOR NV	2.500%	10/8/24	EUR	10,000	11,796
FCA Bank SpA	1.625%	9/29/21	GBP	3,000	3,739
FCA Capital Ireland plc	1.000%	11/15/21	EUR	23,600	26,458
FCA Capital Ireland plc	1.250%	9/23/20	EUR	1,600	1,829
Intesa Sanpaolo SPA	0.875%	6/27/22	EUR	6,600	7,146
Intesa Sanpaolo SPA	1.125%	1/14/20	EUR	5,000	5,666
Intesa Sanpaolo SPA	1.125%	3/4/22	EUR	100	110
Intesa Sanpaolo SPA	1.375%	1/18/24	EUR	10,000	10,654

58

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Intesa Sanpaolo SPA	1.750%	3/20/28	EUR	12,000	11,843
Intesa Sanpaolo SPA	2.000%	6/18/21	EUR	12,228	13,911
Intesa Sanpaolo SPA	2.750%	3/20/20	EUR	100	116
Intesa Sanpaolo SPA	3.500%	1/17/22	EUR	8,100	9,569
Intesa Sanpaolo SPA	4.000%	10/30/23	EUR	6,100	7,385
Intesa Sanpaolo SPA	4.125%	4/14/20	EUR	2,350	2,772
Iren SPA	0.875%	11/4/24	EUR	2,100	2,201
Italgas SPA	0.500%	1/19/22	EUR	18,000	20,024
Italgas SPA	1.625%	1/19/27	EUR	5,000	5,360
Luxottica Group SPA	2.625%	2/10/24	EUR	8,800	10,977
Mediobanca Banca di Credito Finanziario
SPA	1.375%	11/10/25	EUR	10,800	12,132
Mediobanca SPA	0.750%	2/17/20	EUR	10,000	11,260
Mediobanca SPA	1.250%	11/24/29	EUR	2,100	2,216
Mediobanca SPA	1.625%	1/19/21	EUR	5,000	5,665
Snam SPA	0.000%	10/25/20	EUR	4,800	5,400
Snam SPA	0.875%	10/25/26	EUR	19,655	20,078
Snam SPA	1.250%	1/25/25	EUR	500	546
Snam SPA	1.500%	4/21/23	EUR	100	115
Societa Iniziative Autostradali e Servizi SPA	1.625%	2/8/28	EUR	9,911	10,102
Societa Iniziative Autostradali e Servizi SPA	4.500%	10/26/20	EUR	1,000	1,216
Terna Rete Elettrica Nazionale SPA	0.875%	2/2/22	EUR	7,066	7,995
Terna Rete Elettrica Nazionale SPA	1.375%	7/26/27	EUR	9,740	10,241
Terna Rete Elettrica Nazionale SPA	4.750%	3/15/21	EUR	6,000	7,478
UniCredit SPA	0.375%	10/31/26	EUR	12,750	13,295
UniCredit SPA	2.000%	3/4/23	EUR	15,000	16,774
UniCredit SPA	3.250%	1/14/21	EUR	1,500	1,760
Unione di Banche Italiane SPA	0.750%	10/17/22	EUR	100	101
					586,841
Sovereign Bonds (6.6%)
ACEA SPA	2.625%	7/15/24	EUR	3,200	3,762
Cassa Depositi e Prestiti SPA	1.500%	4/9/25	EUR	7,700	7,810
Cassa Depositi e Prestiti SPA	1.875%	2/7/26	EUR	5,000	5,112
Cassa Depositi e Prestiti SPA	2.750%	5/31/21	EUR	2,000	2,307
Ferrovie dello Stato SPA	4.000%	7/22/20	EUR	2,000	2,388
Hera SPA	5.200%	1/29/28	EUR	6,000	8,281
Republic of Italy	0.050%	4/15/21	EUR	100,000	108,997
Republic of Italy	0.200%	10/15/20	EUR	100,000	110,863
Republic of Italy	0.350%	6/15/20	EUR	4,500	5,039
Republic of Italy	0.350%	11/1/21	EUR	121,277	131,449
Republic of Italy	0.450%	6/1/21	EUR	201,100	221,101
Republic of Italy	0.650%	11/1/20	EUR	105,000	117,383
Republic of Italy	0.650%	10/15/23	EUR	201,750	208,558
Republic of Italy	0.700%	5/1/20	EUR	62,500	70,447
Republic of Italy	0.900%	8/1/22	EUR	106,400	114,503
Republic of Italy	0.950%	3/1/23	EUR	240,000	254,942
Republic of Italy	0.950%	3/15/23	EUR	55,400	58,964
Republic of Italy	1.050%	12/1/19	EUR	143,000	162,606
Republic of Italy	1.200%	4/1/22	EUR	169,500	185,902
Republic of Italy	1.250%	12/1/26	EUR	53,900	53,339
Republic of Italy	1.350%	4/15/22	EUR	89,000	98,096
Republic of Italy	1.450%	11/15/24	EUR	90,500	94,326
Republic of Italy	1.500%	6/1/25	EUR	112,500	116,504
Republic of Italy	1.600%	6/1/26	EUR	96,200	98,614

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
2 Republic of Italy	1.650%	3/1/32	EUR	700	644
Republic of Italy	1.850%	5/15/24	EUR	63,000	67,835
Republic of Italy	2.000%	12/1/25	EUR	87,220	92,421
Republic of Italy	2.000%	2/1/28	EUR	326,900	334,057
Republic of Italy	2.050%	8/1/27	EUR	203,900	210,277
Republic of Italy	2.150%	12/15/21	EUR	111,200	126,748
Republic of Italy	2.200%	6/1/27	EUR	193,250	202,355
2 Republic of Italy	2.250%	9/1/36	EUR	64,181	60,076
2 Republic of Italy	2.450%	9/1/33	EUR	220,700	217,721
Republic of Italy	2.500%	12/1/24	EUR	132,800	147,529
Republic of Italy	2.800%	12/1/28	EUR	112,000	120,322
2 Republic of Italy	2.800%	3/1/67	EUR	41,420	37,680
2 Republic of Italy	2.950%	9/1/38	EUR	115,190	115,291
2 Republic of Italy	3.250%	9/1/46	EUR	58,450	59,901
2 Republic of Italy	3.450%	3/1/48	EUR	146,724	152,549
2 Republic of Italy	3.500%	3/1/30	EUR	85,050	96,430
Republic of Italy	3.750%	3/1/21	EUR	80,300	95,420
Republic of Italy	3.750%	5/1/21	EUR	126,450	150,101
Republic of Italy	3.750%	8/1/21	EUR	201,225	238,948
Republic of Italy	3.750%	9/1/24	EUR	58,900	69,742
Republic of Italy	4.000%	9/1/20	EUR	108,180	128,351
Republic of Italy	4.000%	2/1/37	EUR	120,310	141,738
Republic of Italy	4.250%	3/1/20	EUR	49,000	57,852
Republic of Italy	4.500%	2/1/20	EUR	155,950	184,326
Republic of Italy	4.500%	5/1/23	EUR	89,680	110,047
Republic of Italy	4.500%	3/1/24	EUR	93,780	114,933
Republic of Italy	4.500%	3/1/26	EUR	215,575	266,971
Republic of Italy	4.750%	9/1/21	EUR	27,500	33,525
2 Republic of Italy	4.750%	8/1/23	EUR	45,580	56,642
2 Republic of Italy	4.750%	9/1/28	EUR	54,320	68,811
2 Republic of Italy	4.750%	9/1/44	EUR	97,980	124,313
Republic of Italy	5.000%	3/1/22	EUR	37,895	46,765
2 Republic of Italy	5.000%	3/1/25	EUR	116,280	147,146
Republic of Italy	5.000%	8/1/34	EUR	82,730	108,096
Republic of Italy	5.000%	8/1/39	EUR	44,430	57,900
Republic of Italy	5.000%	9/1/40	EUR	121,460	157,746
Republic of Italy	5.250%	11/1/29	EUR	53,510	70,407
Republic of Italy	5.500%	9/1/22	EUR	62,500	78,815
Republic of Italy	5.500%	11/1/22	EUR	70,000	88,392
Republic of Italy	5.750%	2/1/33	EUR	97,200	135,077
Republic of Italy	6.000%	8/4/28	GBP	10,900	15,838
Republic of Italy	6.000%	5/1/31	EUR	96,345	135,437
Republic of Italy	6.500%	11/1/27	EUR	795	1,120
Republic of Italy	7.250%	11/1/26	EUR	60,300	87,743
Republic of Italy	9.000%	11/1/23	EUR	31,000	45,441
					7,300,772
Total Italy (Cost $8,690,202)					8,101,990
Japan (19.8%)
Corporate Bonds (0.4%)
American Honda Finance Corp.	0.750%	1/17/24	EUR	7,200	8,102
American Honda Finance Corp.	1.300%	3/21/22	GBP	15,000	18,951
American Honda Finance Corp.	1.375%	11/10/22	EUR	5,100	5,985
Asahi Group Holdings Ltd.	0.321%	9/19/21	EUR	300	340

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.390%	5/31/22	JPY	100,000	926
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.560%	1/20/21	JPY	400,000	3,658
East Japan Railway Co.	4.500%	1/25/36	GBP	400	644
East Japan Railway Co.	4.875%	6/14/34	GBP	5,500	9,117
Honda Canada Finance Inc.	1.823%	12/7/21	CAD	16,173	11,772
Honda Canada Finance Inc.	2.268%	7/15/22	CAD	5,000	3,658
Kansai Electric Power Co. Inc.	0.470%	5/25/27	JPY	78,000	694
Kansai Electric Power Co. Inc.	0.490%	7/23/27	JPY	45,000	400
Kirin Holdings Co. Ltd.	1.239%	9/24/21	JPY	300,000	2,743
Kyushu Electric Power Co. Inc.	1.064%	2/23/24	JPY	200,000	1,848
Mitsubishi UFJ Financial Group Inc.	0.680%	1/26/23	EUR	10,000	11,315
Mitsubishi UFJ Financial Group Inc.	0.872%	9/7/24	EUR	10,000	11,180
Mizuho Bank Ltd.	0.285%	1/25/19	JPY	1,000,000	8,865
Mizuho Bank Ltd.	0.300%	4/26/19	JPY	1,000,000	8,872
Mizuho Financial Group Inc.	0.100%	7/22/21	JPY	300,000	2,635
Mizuho Financial Group Inc.	0.956%	10/16/24	EUR	4,950	5,580
MUFG Bank Ltd.	0.875%	3/11/22	EUR	5,000	5,735
Nippon Telegraph & Telephone Corp.	1.020%	9/17/21	JPY	500,000	4,549
Nippon Telegraph & Telephone Corp.	1.310%	12/18/20	JPY	500,000	4,549
Nissan Motor Co. Ltd.	0.150%	3/19/21	JPY	1,500,000	13,293
Nomura Europe Finance NV	1.500%	5/12/21	EUR	5,600	6,559
Nomura Holdings Inc.	1.808%	6/24/20	JPY	600,000	5,464
Norinchukin Bank	0.230%	1/27/21	JPY	1,000,000	8,891
Norinchukin Bank	0.250%	9/27/19	JPY	1,200,000	10,653
Norinchukin Bank	0.270%	7/27/20	JPY	1,400,000	12,452
Norinchukin Bank	0.280%	6/26/20	JPY	1,000,000	8,894
Panasonic Corp.	0.387%	3/19/20	JPY	1,400,000	12,464
Resona Bank Ltd.	1.780%	3/15/22	JPY	500,000	4,655
Shinkin Central Bank	0.030%	10/27/21	JPY	2,600,000	22,995
Shinkin Central Bank	0.070%	3/26/21	JPY	200,000	1,772
Shinkin Central Bank	0.200%	8/27/19	JPY	450,000	3,993
Shinkin Central Bank	0.200%	9/27/19	JPY	300,000	2,662
Shinkin Central Bank	0.225%	11/27/19	JPY	1,200,000	10,653
Shinkin Central Bank	0.225%	12/27/19	JPY	200,000	1,776
Shinkin Central Bank	0.225%	3/27/20	JPY	200,000	1,777
Shinkin Central Bank	0.250%	6/27/19	JPY	2,000,000	17,746
Shinkin Central Bank	0.250%	2/27/20	JPY	200,000	1,777
Shinkin Central Bank	0.250%	6/26/20	JPY	2,000,000	17,777
Sumitomo Mitsui Banking Corp.	1.000%	1/19/22	EUR	100	115
Sumitomo Mitsui Banking Corp.	1.430%	9/28/20	JPY	600,000	5,448
Sumitomo Mitsui Banking Corp.	2.250%	12/16/20	EUR	18,500	21,946
Sumitomo Mitsui Banking Corp.	2.750%	7/24/23	EUR	500	620
Sumitomo Mitsui Financial Group Inc.	0.606%	1/18/22	EUR	200	228
Sumitomo Mitsui Financial Group Inc.	0.819%	7/23/23	EUR	1,600	1,813
Sumitomo Mitsui Financial Group Inc.	0.849%	9/12/24	JPY	1,500,000	13,589
Sumitomo Mitsui Financial Group Inc.	0.934%	10/11/24	EUR	200	225
Sumitomo Mitsui Financial Group Inc.	1.546%	6/15/26	EUR	8,200	9,422
Sumitomo Mitsui Financial Group Inc.	3.662%	3/29/22	AUD	4,400	3,139
Sumitomo Mitsui Trust Bank Ltd.	1.620%	3/22/22	JPY	500,000	4,642
Toyota Credit Canada Inc.	2.020%	2/28/22	CAD	10,000	7,303
Toyota Finance Australia Ltd.	4.250%	5/15/19	AUD	1,000	715
Toyota Finance Corp.	0.244%	6/20/19	JPY	400,000	3,548
Toyota Motor Corp.	2.010%	12/20/18	JPY	200,000	1,777
Toyota Motor Credit Corp.	1.000%	9/10/21	EUR	13,000	15,082

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Toyota Motor Credit Corp.	1.000%	9/27/22	GBP	2,300	2,863
	Toyota Motor Credit Corp.	1.125%	9/7/21	GBP	4,000	5,060
	Toyota Motor Credit Corp.	2.375%	2/1/23	EUR	1,000	1,225
						397,131
Sovereign Bonds (19.4%)
	Central Nippon Expressway Co. Ltd.	0.030%	7/14/21	JPY	900,000	7,971
	Central Nippon Expressway Co. Ltd.	0.030%	9/17/21	JPY	1,000,000	8,855
	Central Nippon Expressway Co. Ltd.	0.070%	3/18/22	JPY	1,600,000	14,184
	Central Nippon Expressway Co. Ltd.	0.262%	6/2/20	JPY	2,800,000	24,900
	Central Nippon Expressway Co. Ltd.	0.294%	3/20/19	JPY	1,000,000	8,869
10	Deposit Insurance Corp. of Japan	0.100%	1/17/20	JPY	800,000	7,099
	Deposit Insurance Corp. of Japan	0.100%	10/19/21	JPY	1,700,000	15,108
	Deposit Insurance Corp. of Japan	0.100%	10/19/21	JPY	100,000	889
10	Deposit Insurance Corp. of Japan	0.100%	10/14/22	JPY	2,900,000	25,822
10	Development Bank of Japan Inc.	0.020%	3/16/26	JPY	45,500	402
	Development Bank of Japan Inc.	0.161%	12/18/20	JPY	100,000	889
10	Development Bank of Japan Inc.	0.240%	1/21/19	JPY	300,000	2,660
10	Development Bank of Japan Inc.	0.450%	3/13/25	JPY	400,000	3,637
10	Development Bank of Japan Inc.	0.466%	12/12/24	JPY	600,000	5,457
10	Development Bank of Japan Inc.	0.645%	3/18/24	JPY	501,000	4,591
10	Development Bank of Japan Inc.	0.819%	9/20/22	JPY	286,000	2,616
10	Development Bank of Japan Inc.	1.400%	2/17/20	JPY	200,000	1,805
10	Development Bank of Japan Inc.	1.700%	9/20/22	JPY	760,000	7,186
	East Nippon Expressway Co. Ltd.	0.005%	6/20/19	JPY	1,800,000	15,950
	East Nippon Expressway Co. Ltd.	0.005%	12/20/19	JPY	200,000	1,772
	East Nippon Expressway Co. Ltd.	0.010%	6/20/19	JPY	400,000	3,544
	East Nippon Expressway Co. Ltd.	0.030%	6/18/21	JPY	500,000	4,428
	East Nippon Expressway Co. Ltd.	0.060%	6/18/21	JPY	280,000	2,482
	East Nippon Expressway Co. Ltd.	0.090%	6/20/22	JPY	600,000	5,322
	East Nippon Expressway Co. Ltd.	0.090%	12/20/22	JPY	500,000	4,433
	East Nippon Expressway Co. Ltd.	0.180%	3/19/20	JPY	650,000	5,771
	East Nippon Expressway Co. Ltd.	0.262%	6/19/20	JPY	1,850,000	16,455
	Japan	0.100%	12/20/19	JPY	12,150,000	107,964
	Japan	0.100%	1/15/20	JPY	6,000,000	53,327
	Japan	0.100%	2/15/20	JPY	50,000,000	444,486
	Japan	0.100%	3/15/20	JPY	1,400,000	12,447
	Japan	0.100%	3/20/20	JPY	39,500,000	351,196
	Japan	0.100%	4/15/20	JPY	375,000	3,335
	Japan	0.100%	6/20/20	JPY	27,000,000	240,189
	Japan	0.100%	9/20/20	JPY	35,050,000	311,967
	Japan	0.100%	11/1/20	JPY	22,299,350	198,482
	Japan	0.100%	12/20/20	JPY	7,500,000	66,799
	Japan	0.100%	3/20/21	JPY	5,600,000	49,895
	Japan	0.100%	6/20/21	JPY	54,570,000	486,447
	Japan	0.100%	9/20/21	JPY	59,450,000	530,140
	Japan	0.100%	12/20/21	JPY	5,150,000	45,951
	Japan	0.100%	3/20/22	JPY	31,475,000	280,958
	Japan	0.100%	6/20/22	JPY	65,910,000	588,531
	Japan	0.100%	9/20/22	JPY	42,300,000	377,845
	Japan	0.100%	12/20/22	JPY	32,600,000	291,289
	Japan	0.100%	3/20/23	JPY	34,500,000	308,358
	Japan	0.100%	6/20/23	JPY	19,300,000	172,534
	Japan	0.100%	9/20/23	JPY	35,000,000	312,902
	Japan	0.100%	3/20/26	JPY	13,600,000	121,360

62

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Japan	0.100%	6/20/26	JPY	26,170,000	233,365
Japan	0.100%	9/20/26	JPY	37,300,000	332,297
Japan	0.100%	12/20/26	JPY	22,220,000	197,825
Japan	0.100%	3/20/27	JPY	25,185,000	224,055
Japan	0.100%	6/20/27	JPY	15,250,000	135,529
Japan	0.100%	9/20/27	JPY	29,850,000	265,030
Japan	0.100%	12/20/27	JPY	26,600,000	235,985
Japan	0.100%	12/20/27	JPY	525,000	4,658
Japan	0.100%	3/20/28	JPY	39,020,000	345,762
Japan	0.100%	6/20/28	JPY	29,500,000	260,946
Japan	0.200%	6/20/36	JPY	13,000,000	108,453
Japan	0.300%	12/20/24	JPY	10,500,000	94,966
Japan	0.300%	12/20/25	JPY	9,900,000	89,629
Japan	0.300%	6/20/46	JPY	5,800,000	44,551
Japan	0.400%	3/20/25	JPY	9,865,000	89,830
Japan	0.400%	6/20/25	JPY	8,000,000	72,877
Japan	0.400%	9/20/25	JPY	3,195,000	29,125
Japan	0.400%	3/20/36	JPY	20,420,000	177,035
Japan	0.400%	3/20/56	JPY	11,335,000	82,094
Japan	0.500%	9/20/24	JPY	12,700,000	116,182
Japan	0.500%	12/20/24	JPY	7,730,000	70,755
Japan	0.500%	9/20/36	JPY	14,730,000	129,122
Japan	0.500%	3/20/38	JPY	30,375,000	262,359
Japan	0.500%	6/20/38	JPY	15,400,000	132,784
Japan	0.500%	9/20/46	JPY	11,730,000	94,976
Japan	0.600%	3/20/23	JPY	12,020,000	109,751
Japan	0.600%	9/20/23	JPY	1,000,000	9,155
Japan	0.600%	12/20/23	JPY	15,660,000	143,560
Japan	0.600%	3/20/24	JPY	18,890,000	173,353
Japan	0.600%	6/20/24	JPY	710,000	6,522
Japan	0.600%	12/20/36	JPY	16,900,000	150,282
Japan	0.600%	6/20/37	JPY	12,020,000	106,515
Japan	0.600%	9/20/37	JPY	11,875,000	104,891
Japan	0.600%	12/20/37	JPY	14,405,550	127,068
Japan	0.600%	12/20/46	JPY	12,550,000	104,175
Japan	0.700%	12/20/22	JPY	4,025,000	36,841
Japan	0.700%	3/20/37	JPY	21,555,000	194,668
Japan	0.700%	9/20/38	JPY	8,000,000	71,553
Japan	0.700%	6/20/48	JPY	10,700,000	90,331
Japan	0.800%	9/20/20	JPY	3,800,000	34,268
Japan	0.800%	6/20/22	JPY	12,120,000	110,943
Japan	0.800%	9/20/22	JPY	4,170,000	38,252
Japan	0.800%	12/20/22	JPY	12,605,000	115,840
Japan	0.800%	6/20/23	JPY	13,713,500	126,504
Japan	0.800%	6/20/23	JPY	600,000	5,535
Japan	0.800%	9/20/23	JPY	1,256,000	11,608
Japan	0.800%	3/20/46	JPY	5,620,000	49,305
Japan	0.800%	3/20/47	JPY	1,895,000	16,566
Japan	0.800%	6/20/47	JPY	6,440,000	56,227
Japan	0.800%	9/20/47	JPY	12,090,000	105,420
Japan	0.800%	12/20/47	JPY	14,505,000	126,330
Japan	0.800%	3/20/48	JPY	16,215,000	140,968
Japan	0.800%	3/20/58	JPY	3,600,000	29,727
Japan	0.900%	3/20/22	JPY	4,740,000	43,442

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Japan	0.900%	6/20/22	JPY	7,557,000	69,425
Japan	0.900%	9/20/48	JPY	7,000,000	62,367
Japan	0.900%	3/20/57	JPY	13,595,000	116,725
Japan	1.000%	9/20/20	JPY	5,295,000	47,924
Japan	1.000%	9/20/21	JPY	138,000	1,262
Japan	1.000%	12/20/21	JPY	11,100,000	101,801
Japan	1.000%	3/20/22	JPY	8,120,000	74,664
Japan	1.000%	3/20/23	JPY	530,000	4,921
Japan	1.000%	12/20/35	JPY	6,300,000	60,192
Japan	1.100%	6/20/20	JPY	5,325,000	48,138
Japan	1.100%	9/20/21	JPY	6,400,000	58,702
Japan	1.100%	12/20/21	JPY	4,200,000	38,632
Japan	1.100%	3/20/33	JPY	490,000	4,785
Japan	1.200%	12/20/20	JPY	7,337,350	66,856
Japan	1.200%	6/20/21	JPY	6,000,000	55,019
Japan	1.200%	12/20/34	JPY	10,210,000	100,746
Japan	1.200%	3/20/35	JPY	22,905,000	225,828
Japan	1.200%	9/20/35	JPY	11,600,000	114,250
Japan	1.300%	3/20/20	JPY	4,421,000	39,952
Japan	1.300%	6/20/20	JPY	4,500,000	40,810
Japan	1.300%	3/20/21	JPY	9,634,000	88,270
Japan	1.300%	6/20/35	JPY	10,780,000	107,741
Japan	1.400%	3/20/20	JPY	240,000	2,172
Japan	1.400%	12/20/22	JPY	6,500,000	61,166
Japan	1.400%	9/20/34	JPY	19,330,000	196,079
Japan	1.400%	9/20/45	JPY	1,860,000	18,733
Japan	1.400%	12/20/45	JPY	7,210,000	72,604
Japan	1.400%	3/20/55	JPY	7,685,000	76,969
Japan	1.500%	6/20/32	JPY	6,300,000	64,511
Japan	1.500%	3/20/33	JPY	12,463,100	127,924
Japan	1.500%	3/20/34	JPY	15,633,000	160,582
Japan	1.500%	6/20/34	JPY	8,680,000	89,220
Japan	1.500%	12/20/44	JPY	18,930,000	194,546
Japan	1.500%	3/20/45	JPY	10,765,000	110,605
Japan	1.600%	6/20/30	JPY	570,000	5,848
Japan	1.600%	3/20/32	JPY	8,950,000	92,567
Japan	1.600%	6/20/32	JPY	3,108,000	32,184
Japan	1.600%	3/20/33	JPY	10,564,000	109,698
Japan	1.600%	12/20/33	JPY	8,900,000	92,541
Japan	1.600%	6/20/45	JPY	2,800,000	29,383
Japan	1.700%	12/20/22	JPY	3,500,000	33,321
Japan	1.700%	9/20/31	JPY	25,000,000	261,152
Japan	1.700%	12/20/31	JPY	6,700,000	69,999
Japan	1.700%	3/20/32	JPY	3,200,000	33,483
Japan	1.700%	9/20/32	JPY	14,789,000	155,074
Japan	1.700%	12/20/32	JPY	11,230,000	117,912
Japan	1.700%	6/20/33	JPY	8,090,000	85,092
Japan	1.700%	6/20/33	JPY	1,550,000	16,302
Japan	1.700%	9/20/33	JPY	7,101,000	74,723
Japan	1.700%	12/20/43	JPY	4,700,000	50,161
Japan	1.700%	3/20/44	JPY	7,710,000	82,314
Japan	1.700%	6/20/44	JPY	5,285,000	56,444
Japan	1.700%	9/20/44	JPY	6,073,000	64,878
Japan	1.700%	3/20/54	JPY	7,175,000	77,659

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Japan	1.800%	6/20/23	JPY	2,500,000	24,095
Japan	1.800%	6/20/30	JPY	40,000	419
Japan	1.800%	9/20/30	JPY	1,400,000	14,685
Japan	1.800%	6/20/31	JPY	4,500,000	47,410
Japan	1.800%	9/20/31	JPY	7,575,000	79,964
Japan	1.800%	12/20/31	JPY	25,062,000	264,632
Japan	1.800%	3/20/32	JPY	1,130,000	11,952
Japan	1.800%	12/20/32	JPY	6,000,000	63,714
Japan	1.800%	3/20/43	JPY	7,391,000	80,225
Japan	1.800%	9/20/43	JPY	1,135,000	12,337
Japan	1.900%	9/20/22	JPY	67,000	640
Japan	1.900%	9/20/23	JPY	3,055,000	29,693
Japan	1.900%	12/20/23	JPY	1,800,000	17,572
Japan	1.900%	3/20/24	JPY	500,000	4,900
Japan	1.900%	6/20/25	JPY	1,150,000	11,487
Japan	1.900%	12/20/28	JPY	7,240,000	75,477
Japan	1.900%	3/20/29	JPY	4,150,000	43,367
Japan	1.900%	9/20/30	JPY	4,370,000	46,287
Japan	1.900%	3/20/31	JPY	6,000,000	63,737
Japan	1.900%	6/20/31	JPY	5,950,000	63,383
Japan	1.900%	9/20/42	JPY	18,862,000	208,137
Japan	1.900%	6/20/43	JPY	6,573,200	72,668
Japan	1.900%	3/20/53	JPY	3,147,000	35,675
Japan	2.000%	6/21/21	JPY	4,000,000	37,429
Japan	2.000%	3/20/25	JPY	75,000	751
Japan	2.000%	12/20/25	JPY	3,340,000	33,822
Japan	2.000%	3/20/27	JPY	1,000,000	10,304
Japan	2.000%	6/20/30	JPY	5,000,000	53,341
Japan	2.000%	12/20/30	JPY	3,000,000	32,158
Japan	2.000%	3/20/31	JPY	12,180,000	130,776
Japan	2.000%	12/20/33	JPY	500,000	5,460
Japan	2.000%	9/20/40	JPY	17,972,000	200,199
Japan	2.000%	9/20/41	JPY	12,897,000	144,296
Japan	2.000%	3/20/42	JPY	15,226,850	170,641
Japan	2.000%	3/20/52	JPY	4,860,000	56,214
Japan	2.100%	12/20/21	JPY	105,000	995
Japan	2.100%	9/20/24	JPY	1,305,000	13,022
Japan	2.100%	6/20/25	JPY	3,000,000	30,328
Japan	2.100%	9/20/25	JPY	200,000	2,030
Japan	2.100%	3/20/26	JPY	860,000	8,795
Japan	2.100%	12/20/26	JPY	5,000,000	51,728
Japan	2.100%	3/20/27	JPY	350,000	3,632
Japan	2.100%	12/20/27	JPY	2,241,000	23,494
Japan	2.100%	9/20/28	JPY	6,126,000	64,773
Japan	2.100%	12/20/28	JPY	600,000	6,361
Japan	2.100%	3/20/29	JPY	4,513,000	47,981
Japan	2.100%	6/20/29	JPY	5,530,000	58,960
Japan	2.100%	9/20/29	JPY	8,580,000	91,732
Japan	2.100%	12/20/29	JPY	7,500,000	80,363
Japan	2.100%	3/20/30	JPY	80,000	859
Japan	2.100%	12/20/30	JPY	8,170,000	88,375
Japan	2.200%	3/20/26	JPY	800,000	8,237
Japan	2.200%	9/20/26	JPY	60,000	622
Japan	2.200%	9/20/27	JPY	15,000	158

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Japan	2.200%	3/20/28	JPY	3,950,000	41,853
	Japan	2.200%	9/20/28	JPY	1,200,000	12,793
	Japan	2.200%	12/20/29	JPY	6,590,000	71,249
	Japan	2.200%	3/20/30	JPY	6,300,000	68,307
	Japan	2.200%	3/20/31	JPY	500,000	5,478
	Japan	2.200%	9/20/39	JPY	8,928,000	102,309
	Japan	2.200%	3/20/41	JPY	13,268,000	153,117
	Japan	2.200%	3/20/49	JPY	1,625,000	19,413
	Japan	2.200%	3/20/50	JPY	2,240,000	26,892
	Japan	2.200%	3/20/51	JPY	3,000,000	36,162
	Japan	2.200%	3/20/51	JPY	58,000	699
	Japan	2.300%	9/20/26	JPY	35,000	366
	Japan	2.300%	6/20/27	JPY	20,000	211
	Japan	2.300%	5/20/30	JPY	170,000	1,863
	Japan	2.300%	3/20/35	JPY	2,500,000	28,515
	Japan	2.300%	6/20/35	JPY	3,580,000	40,829
	Japan	2.300%	12/20/35	JPY	2,510,000	28,716
	Japan	2.300%	12/20/36	JPY	808,000	9,283
	Japan	2.300%	3/20/39	JPY	4,508,000	52,282
	Japan	2.300%	3/20/40	JPY	4,580,000	53,333
	Japan	2.400%	3/20/28	JPY	5,850,000	62,948
	Japan	2.400%	6/20/28	JPY	1,030,000	11,119
	Japan	2.400%	3/20/34	JPY	3,700,000	42,405
	Japan	2.400%	12/20/34	JPY	2,300,000	26,494
	Japan	2.400%	3/20/37	JPY	3,614,000	42,134
	Japan	2.400%	9/20/38	JPY	2,532,000	29,734
	Japan	2.400%	3/20/48	JPY	800,000	9,891
	Japan	2.500%	6/20/34	JPY	2,013,000	23,378
	Japan	2.500%	9/20/34	JPY	400,000	4,656
	Japan	2.500%	9/20/35	JPY	1,000,000	11,722
	Japan	2.500%	3/20/36	JPY	2,208,000	25,923
	Japan	2.500%	6/20/36	JPY	1,450,000	17,064
	Japan	2.500%	9/20/36	JPY	600,000	7,065
	Japan	2.500%	9/20/37	JPY	17,000	201
	Japan	2.500%	3/20/38	JPY	2,917,000	34,630
10	Japan Bank for International Cooperation	2.625%	12/15/20	GBP	3,500	4,600
10	Japan Expressway Holding & Debt
	Repayment Agency	0.090%	9/30/27	JPY	2,440,000	21,461
10	Japan Expressway Holding & Debt
	Repayment Agency	0.140%	4/30/27	JPY	2,300,000	20,406
10	Japan Expressway Holding & Debt
	Repayment Agency	0.149%	7/31/36	JPY	2,000,000	16,412
10	Japan Expressway Holding & Debt
	Repayment Agency	0.155%	8/31/27	JPY	2,100,000	18,663
	Japan Expressway Holding & Debt
	Repayment Agency	0.160%	11/30/27	JPY	600,000	5,320
10	Japan Expressway Holding & Debt
	Repayment Agency	0.170%	10/29/27	JPY	2,200,000	19,536
	Japan Expressway Holding & Debt
	Repayment Agency	0.185%	1/31/28	JPY	1,500,000	13,310
10	Japan Expressway Holding & Debt
	Repayment Agency	0.306%	4/30/36	JPY	1,200,000	10,145
10	Japan Expressway Holding & Debt
	Repayment Agency	0.320%	1/31/25	JPY	400,000	3,607

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
10	Japan Expressway Holding & Debt
	Repayment Agency	0.320%	1/30/26	JPY	751,000	6,771
10	Japan Expressway Holding & Debt
	Repayment Agency	0.379%	12/26/25	JPY	1,000,000	9,057
10	Japan Expressway Holding & Debt
	Repayment Agency	0.397%	10/31/36	JPY	200,000	1,711
10	Japan Expressway Holding & Debt
	Repayment Agency	0.414%	2/28/25	JPY	409,000	3,710
10	Japan Expressway Holding & Debt
	Repayment Agency	0.450%	3/31/25	JPY	1,000,000	9,093
10	Japan Expressway Holding & Debt
	Repayment Agency	0.466%	12/27/24	JPY	2,000,000	18,192
10	Japan Expressway Holding & Debt
	Repayment Agency	0.495%	11/29/24	JPY	1,520,000	13,846
	Japan Expressway Holding & Debt
	Repayment Agency	0.500%	9/17/38	JPY	200,000	1,667
	Japan Expressway Holding & Debt
	Repayment Agency	0.500%	3/18/39	JPY	200,000	1,660
10	Japan Expressway Holding & Debt
	Repayment Agency	0.509%	5/30/25	JPY	580,000	5,295
10	Japan Expressway Holding & Debt
	Repayment Agency	0.538%	5/31/38	JPY	400,000	3,454
10	Japan Expressway Holding & Debt
	Repayment Agency	0.539%	10/31/24	JPY	1,000,000	9,135
10	Japan Expressway Holding & Debt
	Repayment Agency	0.541%	4/28/23	JPY	800,000	7,262
10	Japan Expressway Holding & Debt
	Repayment Agency	0.591%	1/29/38	JPY	2,000,000	17,488
10	Japan Expressway Holding & Debt
	Repayment Agency	0.601%	7/31/24	JPY	2,000,000	18,359
10	Japan Expressway Holding & Debt
	Repayment Agency	0.645%	3/29/24	JPY	1,000,000	9,166
10	Japan Expressway Holding & Debt
	Repayment Agency	0.660%	2/29/24	JPY	2,000,000	18,335
10	Japan Expressway Holding & Debt
	Repayment Agency	0.660%	5/31/24	JPY	1,000,000	9,206
10	Japan Expressway Holding & Debt
	Repayment Agency	0.668%	3/17/23	JPY	800,000	7,298
10	Japan Expressway Holding & Debt
	Repayment Agency	0.669%	11/30/23	JPY	1,000,000	9,159
10	Japan Expressway Holding & Debt
	Repayment Agency	0.669%	4/30/24	JPY	1,000,000	9,210
10	Japan Expressway Holding & Debt
	Repayment Agency	0.693%	12/28/23	JPY	500,000	4,587
	Japan Expressway Holding & Debt
	Repayment Agency	0.765%	9/20/22	JPY	200,000	1,821
10	Japan Expressway Holding & Debt
	Repayment Agency	0.791%	10/31/22	JPY	86,700	793
	Japan Expressway Holding & Debt
	Repayment Agency	0.796%	9/20/22	JPY	300,000	2,735
10	Japan Expressway Holding & Debt
	Repayment Agency	0.801%	8/31/22	JPY	800,000	7,308
10	Japan Expressway Holding & Debt
	Repayment Agency	0.805%	11/30/22	JPY	1,568,700	14,361

67

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
10	Japan Expressway Holding & Debt
	Repayment Agency	0.815%	2/28/23	JPY	557,700	5,111
10	Japan Expressway Holding & Debt
	Repayment Agency	0.819%	9/30/22	JPY	1,500,000	13,722
10	Japan Expressway Holding & Debt
	Repayment Agency	0.834%	1/31/23	JPY	900,000	8,259
10	Japan Expressway Holding & Debt
	Repayment Agency	0.839%	7/29/22	JPY	500,000	4,567
10	Japan Expressway Holding & Debt
	Repayment Agency	0.882%	6/30/23	JPY	800,000	7,373
10	Japan Expressway Holding & Debt
	Repayment Agency	0.895%	6/30/22	JPY	1,200,000	10,986
10	Japan Expressway Holding & Debt
	Repayment Agency	0.900%	10/30/20	JPY	1,390,200	12,546
10	Japan Expressway Holding & Debt
	Repayment Agency	0.900%	11/30/20	JPY	100,000	903
10	Japan Expressway Holding & Debt
	Repayment Agency	0.911%	7/31/23	JPY	1,300,000	12,016
10	Japan Expressway Holding & Debt
	Repayment Agency	0.934%	1/31/36	JPY	3,600,000	33,744
10	Japan Expressway Holding & Debt
	Repayment Agency	0.970%	1/31/35	JPY	2,400,000	22,710
10	Japan Expressway Holding & Debt
	Repayment Agency	1.000%	8/31/20	JPY	100,000	903
10	Japan Expressway Holding & Debt
	Repayment Agency	1.000%	9/30/20	JPY	150,000	1,355
10	Japan Expressway Holding & Debt
	Repayment Agency	1.200%	12/27/19	JPY	100,000	899
10	Japan Expressway Holding & Debt
	Repayment Agency	1.200%	12/28/20	JPY	300,000	2,728
10	Japan Expressway Holding & Debt
	Repayment Agency	1.240%	7/31/35	JPY	600,000	5,895
10	Japan Expressway Holding & Debt
	Repayment Agency	1.300%	5/29/20	JPY	125,000	1,131
10	Japan Expressway Holding & Debt
	Repayment Agency	1.338%	10/31/34	JPY	100,000	997
10	Japan Expressway Holding & Debt
	Repayment Agency	1.400%	7/31/19	JPY	301,000	2,695
10	Japan Expressway Holding & Debt
	Repayment Agency	1.427%	7/31/34	JPY	700,000	7,068
10	Japan Expressway Holding & Debt
	Repayment Agency	1.500%	5/31/19	JPY	75,000	670
10	Japan Expressway Holding & Debt
	Repayment Agency	1.500%	6/28/19	JPY	702,000	6,283
10	Japan Expressway Holding & Debt
	Repayment Agency	2.100%	12/28/29	JPY	500,000	5,317
10	Japan Expressway Holding & Debt
	Repayment Agency	2.300%	2/29/40	JPY	200,000	2,298
	Japan Expressway Holding & Debt
	Repayment Agency	2.340%	10/20/27	JPY	700,000	7,350
	Japan Expressway Holding & Debt
	Repayment Agency	2.370%	9/20/28	JPY	50,000	533
	Japan Expressway Holding & Debt
	Repayment Agency	2.420%	6/20/28	JPY	880,000	9,393

68

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Japan Expressway Holding & Debt
	Repayment Agency	2.450%	3/19/26	JPY	180,000	1,862
	Japan Expressway Holding & Debt
	Repayment Agency	2.700%	3/20/48	JPY	200,000	2,516
	Japan Expressway Holding & Debt
	Repayment Agency	2.870%	12/20/46	JPY	80,000	1,024
	Japan Expressway Holding & Debt
	Repayment Agency	2.960%	3/19/46	JPY	250,000	3,244
10	Japan Expressway Holding & Debt
	Repayment Agency	0.130%	6/30/27	JPY	300,000	2,653
10	Japan Finance Corp.	0.160%	9/16/20	JPY	800,000	7,113
10	Japan Finance Corp.	0.194%	3/18/20	JPY	500,000	4,442
10	Japan Finance Organization for
	Municipalities	0.001%	6/30/20	JPY	1,490,000	13,095
10	Japan Finance Organization for
	Municipalities	0.020%	3/13/26	JPY	100,000	883
10	Japan Finance Organization for
	Municipalities	0.110%	5/21/27	JPY	1,500,000	13,265
10	Japan Finance Organization for
	Municipalities	0.140%	4/16/27	JPY	1,250,000	11,126
10	Japan Finance Organization for
	Municipalities	0.145%	2/16/26	JPY	90,000	801
10	Japan Finance Organization for
	Municipalities	0.160%	7/16/27	JPY	1,000,000	8,895
	Japan Finance Organization for
	Municipalities	0.160%	11/15/27	JPY	2,000,000	17,732
	Japan Finance Organization for
	Municipalities	0.185%	1/21/28	JPY	2,000,000	17,790
10	Japan Finance Organization for
	Municipalities	0.202%	4/24/20	JPY	2,000,000	17,780
10	Japan Finance Organization for
	Municipalities	0.311%	7/28/23	JPY	1,830,000	16,453
10	Japan Finance Organization for
	Municipalities	0.320%	1/19/26	JPY	1,000,000	9,018
10	Japan Finance Organization for
	Municipalities	0.391%	4/25/25	JPY	225,000	2,035
10	Japan Finance Organization for
	Municipalities	0.484%	6/13/25	JPY	100,000	914
10	Japan Finance Organization for
	Municipalities	0.576%	9/24/21	JPY	600,000	5,407
	Japan Finance Organization for
	Municipalities	0.576%	4/28/23	JPY	800,000	7,252
10	Japan Finance Organization for
	Municipalities	0.644%	6/14/24	JPY	2,000,000	18,342
10	Japan Finance Organization for
	Municipalities	0.660%	2/16/24	JPY	1,000,000	9,154
10	Japan Finance Organization for
	Municipalities	0.660%	5/21/24	JPY	3,058,000	28,063
10	Japan Finance Organization for
	Municipalities	0.668%	3/17/23	JPY	370,000	3,375
10	Japan Finance Organization for
	Municipalities	0.669%	11/17/23	JPY	1,579,000	14,460
10	Japan Finance Organization for
	Municipalities	0.669%	4/12/24	JPY	1,550,000	14,224

69

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Japan Finance Organization for
	Municipalities	0.678%	3/28/23	JPY	500,000	4,551
	Japan Finance Organization for
	Municipalities	0.801%	10/28/22	JPY	850,000	7,756
10	Japan Finance Organization for
	Municipalities	0.801%	9/15/23	JPY	50,000	460
10	Japan Finance Organization for
	Municipalities	0.815%	2/17/23	JPY	1,500,000	13,724
	Japan Finance Organization for
	Municipalities	0.875%	9/22/21	EUR	5,000	5,793
10	Japan Finance Organization for
	Municipalities	0.882%	6/16/23	JPY	1,000,000	9,224
10	Japan Finance Organization for
	Municipalities	0.900%	11/17/20	JPY	100,000	903
10	Japan Finance Organization for
	Municipalities	0.900%	3/14/22	JPY	600,000	5,481
	Japan Finance Organization for
	Municipalities	0.922%	7/28/23	JPY	300,000	2,766
10	Japan Finance Organization for
	Municipalities	0.977%	4/22/22	JPY	2,200,000	20,167
10	Japan Finance Organization for
	Municipalities	1.000%	9/14/21	JPY	220,600	2,012
10	Japan Finance Organization for
	Municipalities	1.400%	12/14/18	JPY	310,000	2,751
10	Japan Finance Organization for
	Municipalities	1.400%	4/15/19	JPY	800,000	7,135
	Japan Finance Organization for
	Municipalities	2.220%	1/28/30	JPY	2,130,000	22,721
	Japan Finance Organization for
	Municipalities	2.290%	4/27/29	JPY	80,000	852
	Japan Highway Public Corp.	1.540%	12/20/22	JPY	500,000	4,702
10	Japan Highway Public Corp.	1.600%	7/15/20	JPY	500,000	4,553
	Japan Highway Public Corp.	2.700%	6/20/22	JPY	390,000	3,788
	Major Joint Local Government Bond	0.145%	12/25/26	JPY	200,000	1,770
	Major Joint Local Government Bond	0.180%	1/25/27	JPY	3,090,000	27,407
	Major Joint Local Government Bond	0.180%	4/25/28	JPY	1,200,000	10,583
	Major Joint Local Government Bond	0.200%	5/25/28	JPY	890,000	7,860
	Major Joint Local Government Bond	0.210%	3/25/27	JPY	1,900,000	16,886
	Major Joint Local Government Bond	0.215%	10/25/27	JPY	792,400	7,027
	Major Joint Local Government Bond	0.240%	2/25/28	JPY	399,000	3,541
	Major Joint Local Government Bond	0.245%	2/25/27	JPY	1,700,000	15,162
	Major Joint Local Government Bond	0.406%	4/25/25	JPY	3,650,000	32,996
	Major Joint Local Government Bond	0.448%	2/25/25	JPY	2,300,000	20,844
	Major Joint Local Government Bond	0.456%	12/25/24	JPY	2,400,000	21,756
	Major Joint Local Government Bond	0.470%	3/25/25	JPY	4,750,000	43,111
	Major Joint Local Government Bond	0.496%	11/25/25	JPY	1,000,000	9,101
	Major Joint Local Government Bond	0.500%	8/25/25	JPY	1,600,000	14,560
	Major Joint Local Government Bond	0.510%	9/25/25	JPY	2,170,600	19,769
	Major Joint Local Government Bond	0.548%	6/25/25	JPY	2,600,000	23,726
	Major Joint Local Government Bond	0.553%	5/23/25	JPY	5,100,000	46,544
	Major Joint Local Government Bond	0.553%	7/25/25	JPY	1,243,700	11,355
	Major Joint Local Government Bond	0.554%	9/25/24	JPY	1,500,000	13,668
	Major Joint Local Government Bond	0.566%	8/23/24	JPY	500,000	4,558
	Major Joint Local Government Bond	0.611%	7/25/24	JPY	700,000	6,395

70

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Major Joint Local Government Bond	0.659%	6/25/24	JPY	800,000	7,328
Major Joint Local Government Bond	0.660%	11/24/23	JPY	1,440,000	13,156
Major Joint Local Government Bond	0.674%	5/24/24	JPY	400,000	3,665
Major Joint Local Government Bond	0.680%	3/24/23	JPY	700,000	6,378
Major Joint Local Government Bond	0.680%	10/25/23	JPY	200,000	1,828
Major Joint Local Government Bond	0.689%	4/25/24	JPY	250,000	2,292
Major Joint Local Government Bond	0.710%	12/25/23	JPY	3,700,000	33,907
Major Joint Local Government Bond	0.720%	12/22/22	JPY	400,000	3,645
Major Joint Local Government Bond	0.760%	1/25/24	JPY	1,500,000	13,784
Major Joint Local Government Bond	0.800%	11/25/22	JPY	250,000	2,285
Major Joint Local Government Bond	0.820%	9/22/22	JPY	90,000	822
Major Joint Local Government Bond	0.820%	8/25/23	JPY	90,000	827
Major Joint Local Government Bond	0.890%	6/24/22	JPY	800,000	7,312
Major Joint Local Government Bond	0.900%	10/23/20	JPY	300,000	2,705
Major Joint Local Government Bond	0.910%	7/25/23	JPY	500,000	4,613
Major Joint Local Government Bond	1.030%	9/24/21	JPY	400,000	3,649
Major Joint Local Government Bond	1.030%	11/25/21	JPY	200,000	1,827
Major Joint Local Government Bond	1.050%	8/25/21	JPY	500,000	4,560
Major Joint Local Government Bond	1.070%	12/24/21	JPY	400,000	3,662
Major Joint Local Government Bond	1.170%	7/24/20	JPY	1,100,000	9,941
Major Joint Local Government Bond	1.180%	5/25/21	JPY	500,000	4,563
Major Joint Local Government Bond	1.280%	2/25/21	JPY	200,000	1,824
Major Joint Local Government Bond	1.290%	6/25/20	JPY	130,000	1,176
Major Joint Local Government Bond	1.320%	12/25/19	JPY	100,000	899
Major Joint Local Government Bond	1.340%	10/25/19	JPY	300,000	2,693
Major Joint Local Government Bond	1.380%	3/25/20	JPY	100,000	903
Major Joint Local Government Bond	1.400%	7/25/19	JPY	300,000	2,685
Major Joint Local Government Bond	1.440%	4/24/20	JPY	200,000	1,809
Major Joint Local Government Bond	1.540%	8/23/19	JPY	100,000	897
Major Joint Local Government Bond	1.570%	5/24/19	JPY	453,900	4,056
Major Joint Local Government Bond	1.640%	6/25/19	JPY	100,000	895
Metropolitan Expressway Co. Ltd.	0.030%	6/18/21	JPY	500,000	4,431
Metropolitan Expressway Co. Ltd.	0.030%	9/17/21	JPY	300,000	2,656
Metropolitan Expressway Co. Ltd.	0.090%	9/20/22	JPY	600,000	5,320
Osaka Prefecture	1.453%	9/26/34	JPY	270,000	2,701
Shoko Chukin Bank Ltd.	0.020%	12/27/19	JPY	1,900,000	16,826
Shoko Chukin Bank Ltd.	0.020%	3/27/20	JPY	200,000	1,771
Shoko Chukin Bank Ltd.	0.070%	8/27/20	JPY	1,000,000	8,856
Shoko Chukin Bank Ltd.	0.220%	11/27/20	JPY	1,100,000	9,770
Shoko Chukin Bank Ltd.	0.230%	10/27/20	JPY	1,300,000	11,548
Tokyo Metropolitan Government	0.075%	9/18/26	JPY	177,400	1,563
Tokyo Metropolitan Government	0.210%	3/19/27	JPY	2,000,000	17,777
Tokyo Metropolitan Government	0.386%	3/19/25	JPY	1,000,000	9,023
Tokyo Metropolitan Government	0.426%	12/20/24	JPY	140,000	1,266
Tokyo Metropolitan Government	0.435%	3/19/25	JPY	2,478,000	22,428
Tokyo Metropolitan Government	0.444%	12/19/25	JPY	600,000	5,439
Tokyo Metropolitan Government	0.456%	9/19/25	JPY	500,000	4,535
Tokyo Metropolitan Government	0.475%	9/19/25	JPY	1,100,000	9,990
Tokyo Metropolitan Government	0.499%	6/20/25	JPY	750,000	6,819
Tokyo Metropolitan Government	0.505%	9/20/24	JPY	700,000	6,357
Tokyo Metropolitan Government	0.533%	6/20/25	JPY	500,000	4,556
Tokyo Metropolitan Government	0.635%	3/19/24	JPY	700,000	6,395
Tokyo Metropolitan Government	0.690%	3/19/24	JPY	190,000	1,741
Tokyo Metropolitan Government	0.700%	9/20/23	JPY	450,000	4,116

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Tokyo Metropolitan Government	0.720%	12/20/23	JPY	30,000	275
Tokyo Metropolitan Government	0.730%	12/20/23	JPY	2,000,000	18,343
Tokyo Metropolitan Government	0.760%	12/20/22	JPY	185,000	1,688
Tokyo Metropolitan Government	0.770%	9/20/22	JPY	300,000	2,734
Tokyo Metropolitan Government	0.860%	3/20/23	JPY	800,000	7,344
Tokyo Metropolitan Government	0.990%	9/17/21	JPY	200,000	1,821
Tokyo Metropolitan Government	0.990%	12/20/21	JPY	103,500	945
Tokyo Metropolitan Government	1.020%	9/17/21	JPY	500,000	4,557
Tokyo Metropolitan Government	1.293%	6/20/35	JPY	100,000	983
Tokyo Metropolitan Government	1.380%	9/20/19	JPY	450,000	4,036
Tokyo Metropolitan Government	1.400%	3/19/20	JPY	400,000	3,612
Tokyo Metropolitan Government	1.580%	6/20/19	JPY	200,000	1,790
Tokyo Metropolitan Government	1.980%	6/20/31	JPY	100,000	1,053
West Nippon Expressway Co. Ltd.	0.090%	9/20/22	JPY	500,000	4,431
West Nippon Expressway Co. Ltd.	0.170%	5/22/26	JPY	220,000	1,939
					21,551,959
Total Japan (Cost $21,870,217)					21,949,090
Jersey, C.I. (0.0%)
Sovereign Bond (0.0%)
Bailiwick of Jersey	3.750%	6/9/54	GBP	1,510	2,389
Total Jersey, C.I. (Cost $2,585)					2,389
Latvia (0.0%)
Sovereign Bonds (0.0%)
Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,198
2 Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,199
Republic of Latvia	2.875%	4/30/24	EUR	1,000	1,286
Total Latvia (Cost $3,744)					3,683
Lithuania (0.0%)
Sovereign Bond (0.0%)
Republic of Lithuania	2.125%	10/29/26	EUR	13,800	17,176
Total Lithuania (Cost $16,926)					17,176
Luxembourg (0.1%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
Nord/LB Covered Finance Bank SA	0.250%	3/10/20	EUR	10,000	11,384

Corporate Bonds (0.1%)
ArcelorMittal	0.950%	1/17/23	EUR	2,800	3,082
ArcelorMittal	3.125%	1/14/22	EUR	11,000	13,123
CPI Property Group SA	2.125%	10/4/24	EUR	5,000	5,577
Dream Global Funding I Sarl	1.375%	12/21/21	EUR	8,000	9,053
					30,835
Sovereign Bonds (0.0%)
Grand Duchy of Luxembourg	2.250%	3/21/22	EUR	4,000	4,921
Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	3,000	3,903
Grand Duchy of Luxembourg	3.375%	5/18/20	EUR	4,000	4,803
					13,627
Total Luxembourg (Cost $56,258)					55,846

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Malaysia (0.5%)
Sovereign Bonds (0.5%)
Federation of Malaysia	3.418%	8/15/22	MYR	15,000	3,534
Federation of Malaysia	3.480%	3/15/23	MYR	110,500	25,964
Federation of Malaysia	3.492%	3/31/20	MYR	31,000	7,409
Federation of Malaysia	3.733%	6/15/28	MYR	141,400	32,765
Federation of Malaysia	3.795%	9/30/22	MYR	160,000	38,184
Federation of Malaysia	3.800%	8/17/23	MYR	50,000	11,883
Federation of Malaysia	3.844%	4/15/33	MYR	293,550	64,469
Federation of Malaysia	3.892%	3/15/27	MYR	500	117
Federation of Malaysia	3.900%	11/30/26	MYR	131,500	30,846
Federation of Malaysia	3.955%	9/15/25	MYR	427,000	101,255
Federation of Malaysia	4.048%	9/30/21	MYR	30,500	7,361
Federation of Malaysia	4.059%	9/30/24	MYR	54,000	12,938
Federation of Malaysia	4.127%	4/15/32	MYR	25,000	5,722
Federation of Malaysia	4.160%	7/15/21	MYR	190,000	45,967
Federation of Malaysia	4.181%	7/15/24	MYR	142,000	34,205
Federation of Malaysia	4.232%	6/30/31	MYR	20,700	4,805
Federation of Malaysia	4.254%	5/31/35	MYR	107,000	24,046
Federation of Malaysia	4.378%	11/29/19	MYR	110,000	26,532
Federation of Malaysia	4.392%	4/15/26	MYR	70,000	16,958
Federation of Malaysia	4.498%	4/15/30	MYR	140,500	33,537
Federation of Malaysia	4.736%	3/15/46	MYR	35,000	8,034
Federation of Malaysia	4.762%	4/7/37	MYR	46,600	11,015
Federation of Malaysia	4.893%	6/8/38	MYR	70,000	16,779
Total Malaysia (Cost $603,386)					564,325
Mexico (0.8%)
Corporate Bonds (0.1%)
America Movil SAB de CV	1.500%	3/10/24	EUR	600	695
America Movil SAB de CV	2.125%	3/10/28	EUR	5,100	5,971
America Movil SAB de CV	3.000%	7/12/21	EUR	2,500	3,040
America Movil SAB de CV	4.375%	8/7/41	GBP	7,300	10,723
America Movil SAB de CV	4.750%	6/28/22	EUR	5,005	6,547
America Movil SAB de CV	5.000%	10/27/26	GBP	2,300	3,455
America Movil SAB de CV	5.750%	6/28/30	GBP	200	324
1 America Movil SAB de CV	6.375%	9/6/73	GBP	8,200	11,069
1 America Movil SAB de CV	6.375%	9/6/73	EUR	5,000	6,556
					48,380
Sovereign Bonds (0.7%)
Petroleos Mexicanos	1.875%	4/21/22	EUR	700	776
Petroleos Mexicanos	2.500%	8/21/21	EUR	200	228
Petroleos Mexicanos	2.750%	4/21/27	EUR	21,000	20,833
Petroleos Mexicanos	3.125%	11/27/20	EUR	1,000	1,173
Petroleos Mexicanos	3.750%	2/21/24	EUR	500	572
Petroleos Mexicanos	3.750%	4/16/26	EUR	700	767
Petroleos Mexicanos	4.750%	2/26/29	EUR	9,800	10,236
Petroleos Mexicanos	5.500%	2/24/25	EUR	12,000	15,035
Petroleos Mexicanos	8.250%	6/2/22	GBP	2,750	4,124
United Mexican States	1.375%	1/15/25	EUR	29,540	32,768
United Mexican States	1.625%	3/6/24	EUR	3,000	3,414
United Mexican States	1.750%	4/17/28	EUR	15,900	17,064
United Mexican States	2.375%	4/9/21	EUR	4,667	5,546
United Mexican States	2.750%	4/22/23	EUR	7,000	8,489

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
United Mexican States	3.000%	3/6/45	EUR	7,400	7,865
United Mexican States	3.375%	2/23/31	EUR	8,000	9,943
United Mexican States	3.625%	4/9/29	EUR	4,000	5,052
United Mexican States	4.000%	3/15/15	EUR	2,700	2,672
United Mexican States	5.000%	12/11/19	MXN	765,000	36,245
United Mexican States	5.625%	3/19/14	GBP	4,000	5,082
United Mexican States	5.750%	3/5/26	MXN	850,000	34,939
United Mexican States	6.500%	6/10/21	MXN	2,387,500	111,638
United Mexican States	6.500%	6/9/22	MXN	3,140,000	144,087
United Mexican States	7.500%	6/3/27	MXN	1,525,000	68,912
United Mexican States	7.750%	5/29/31	MXN	445,000	19,863
United Mexican States	7.750%	11/23/34	MXN	510,000	22,403
United Mexican States	7.750%	11/13/42	MXN	1,138,000	49,747
United Mexican States	8.000%	6/11/20	MXN	504,500	24,596
United Mexican States	8.000%	12/7/23	MXN	472,600	22,536
United Mexican States	8.000%	11/7/47	MXN	325,000	14,223
United Mexican States	8.500%	5/31/29	MXN	480,000	22,903
United Mexican States	8.500%	11/18/38	MXN	425,000	19,842
United Mexican States	10.000%	12/5/24	MXN	1,133,500	58,849
United Mexican States	10.000%	11/20/36	MXN	350,000	18,667
					821,089
Total Mexico (Cost $1,075,158)					869,469
Morocco (0.0%)
Sovereign Bonds (0.0%)
Kingdom of Morocco	3.500%	6/19/24	EUR	2,000	2,470
Kingdom of Morocco	4.500%	10/5/20	EUR	2,000	2,434
Total Morocco (Cost $5,016)					4,904
Netherlands (2.9%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
ABN AMRO Bank NV	1.000%	4/13/31	EUR	8,000	8,849
ABN AMRO Bank NV	1.125%	1/12/32	EUR	3,100	3,448
ABN AMRO Bank NV	1.500%	9/30/30	EUR	24,700	29,087
ABN AMRO Bank NV	2.375%	1/23/24	EUR	21,400	26,825
ABN AMRO Bank NV	2.500%	9/5/23	EUR	7,000	8,794
ABN AMRO Bank NV	3.500%	1/18/22	EUR	13,000	16,386
ABN AMRO Bank NV	3.500%	9/21/22	EUR	1,100	1,410
ABN AMRO Bank NV	4.250%	4/6/21	EUR	5,000	6,268
Aegon Bank NV	0.250%	5/25/23	EUR	18,500	20,894
Aegon Bank NV	0.750%	6/27/27	EUR	2,500	2,789
ING Bank NV	1.875%	5/22/23	EUR	17,400	21,200
ING Bank NV	2.000%	8/28/20	EUR	10,000	11,792
ING Bank NV	3.375%	1/10/22	EUR	1,100	1,380
ING Bank NV	3.625%	8/31/21	EUR	8,500	10,639
NIBC Bank NV	0.250%	4/22/22	EUR	30,235	34,401
1 NIBC Bank NV	0.625%	6/1/58	EUR	11,600	12,986
					217,148
Corporate Bonds (0.8%)
ABN AMRO Bank NV	0.625%	5/31/22	EUR	600	689
ABN AMRO Bank NV	0.875%	1/14/26	EUR	1,000	1,155
ABN AMRO Bank NV	1.000%	6/30/20	GBP	1,400	1,777
ABN AMRO Bank NV	1.375%	6/7/22	GBP	3,200	4,036
ABN AMRO Bank NV	1.375%	1/12/37	EUR	21,900	24,388

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
ABN AMRO Bank NV	2.500%	11/29/23	EUR	4,100	5,074
1 ABN AMRO Bank NV	2.875%	6/30/25	EUR	10,000	11,747
ABN AMRO Bank NV	4.125%	3/28/22	EUR	5,800	7,430
ABN AMRO Bank NV	6.375%	4/27/21	EUR	4,600	5,975
ABN AMRO Bank NV	7.125%	7/6/22	EUR	6,500	8,966
Achmea BV	2.500%	11/19/20	EUR	2,500	2,967
1 Achmea BV	6.000%	4/4/43	EUR	2,100	2,592
Aegon Bank NV	0.375%	11/21/24	EUR	10,000	11,207
Aegon NV	1.000%	12/8/23	EUR	1,100	1,266
1 Aegon NV	4.000%	4/25/44	EUR	2,500	2,934
Aegon NV	6.625%	12/16/39	GBP	1,000	1,907
Akzo Nobel NV	1.125%	4/8/26	EUR	7,000	7,769
ASML Holding NV	1.625%	5/28/27	EUR	1,400	1,619
ASML Holding NV	3.375%	9/19/23	EUR	1,000	1,283
1 ASR Nederland NV	5.125%	9/29/45	EUR	100	122
Citycon Treasury BV	2.375%	1/15/27	EUR	10,000	10,902
Cooperatieve Rabobank UA	0.125%	10/11/21	EUR	400	454
Cooperatieve Rabobank UA	0.500%	12/6/22	EUR	14,215	16,225
Cooperatieve Rabobank UA	0.750%	8/29/23	EUR	15,000	16,920
Cooperatieve Rabobank UA	0.875%	2/8/28	EUR	1,100	1,245
Cooperatieve Rabobank UA	1.125%	4/8/21	CHF	12,100	12,416
Cooperatieve Rabobank UA	1.250%	3/23/26	EUR	10,000	11,554
Cooperatieve Rabobank UA	1.250%	5/31/32	EUR	7,500	8,451
Cooperatieve Rabobank UA	1.375%	2/3/27	EUR	400	466
Cooperatieve Rabobank UA	2.000%	9/16/21	CHF	8,900	9,392
Cooperatieve Rabobank UA	2.250%	3/23/22	GBP	500	651
Cooperatieve Rabobank UA	2.375%	5/22/23	EUR	5,750	7,064
1 Cooperatieve Rabobank UA	2.500%	5/26/26	EUR	12,100	14,269
Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	4,000	4,767
Cooperatieve Rabobank UA	3.750%	11/9/20	EUR	19,150	23,204
Cooperatieve Rabobank UA	3.875%	7/25/23	EUR	5,700	7,266
Cooperatieve Rabobank UA	4.000%	1/11/22	EUR	15,800	20,049
Cooperatieve Rabobank UA	4.000%	9/19/22	GBP	3,187	4,432
Cooperatieve Rabobank UA	4.125%	1/14/20	EUR	10,050	11,975
Cooperatieve Rabobank UA	4.125%	1/12/21	EUR	6,400	7,905
Cooperatieve Rabobank UA	4.125%	9/14/22	EUR	8,000	10,171
Cooperatieve Rabobank UA	4.125%	7/14/25	EUR	20,000	27,405
Cooperatieve Rabobank UA	4.375%	6/7/21	EUR	100	126
Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	6,108	9,348
Cooperatieve Rabobank UA	4.625%	1/13/21	GBP	1,000	1,365
Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	9,500	13,174
Cooperatieve Rabobank UA	4.750%	6/6/22	EUR	5,600	7,360
Cooperatieve Rabobank UA	5.250%	9/14/27	GBP	12,612	18,346
Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	800	1,397
Delhaize Le Lion / De Leeuw BV	3.125%	2/27/20	EUR	300	354
1 Delta Lloyd Levensverzekering NV	9.000%	8/29/42	EUR	13,000	18,559
Heineken NV	1.375%	1/29/27	EUR	10,100	11,467
Heineken NV	1.500%	12/7/24	EUR	5,100	5,965
Heineken NV	1.500%	10/3/29	EUR	500	553
Heineken NV	2.000%	4/6/21	EUR	1,000	1,186
Heineken NV	2.125%	8/4/20	EUR	18,350	21,580
Heineken NV	2.875%	8/4/25	EUR	5,900	7,461
ING Bank NV	0.700%	4/16/20	EUR	600	688
ING Bank NV	0.750%	11/24/20	EUR	2,600	2,992

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
ING Bank NV	0.750%	2/22/21	EUR	10,700	12,321
ING Bank NV	0.875%	4/11/28	EUR	15,600	17,639
ING Bank NV	1.250%	12/13/19	EUR	15,896	18,289
1 ING Bank NV	3.625%	2/25/26	EUR	15,200	18,325
ING Bank NV	4.500%	2/21/22	EUR	10,600	13,680
ING Bank NV	4.875%	1/18/21	EUR	1,000	1,254
ING Bank NV	5.375%	4/15/21	GBP	3,000	4,193
ING Groep NV	0.750%	3/9/22	EUR	30,300	34,393
ING Groep NV	1.125%	2/14/25	EUR	1,900	2,102
ING Groep NV	1.375%	1/11/28	EUR	300	325
1 ING Groep NV	1.625%	9/26/29	EUR	500	547
ING Groep NV	2.000%	9/20/28	EUR	15,000	16,924
1 ING Groep NV	3.000%	4/11/28	EUR	200	238
JAB Holdings BV	1.250%	5/22/24	EUR	10,100	11,516
JAB Holdings BV	1.625%	4/30/25	EUR	4,100	4,690
JAB Holdings BV	2.000%	5/18/28	EUR	7,800	8,724
JAB Holdings BV	2.125%	9/16/22	EUR	3,000	3,605
Koninklijke DSM NV	0.750%	9/28/26	EUR	100	110
Koninklijke DSM NV	1.000%	4/9/25	EUR	3,200	3,657
Koninklijke DSM NV	2.375%	4/3/24	EUR	1,700	2,095
Koninklijke KPN NV	0.625%	4/9/25	EUR	10,000	10,853
Koninklijke KPN NV	3.250%	2/1/21	EUR	5,630	6,827
Koninklijke KPN NV	3.750%	9/21/20	EUR	1,200	1,457
Koninklijke KPN NV	4.250%	3/1/22	EUR	100	127
Koninklijke KPN NV	5.000%	11/18/26	GBP	3,660	5,348
Koninklijke KPN NV	5.750%	9/17/29	GBP	3,115	4,864
Koninklijke Philips NV	1.375%	5/2/28	EUR	7,000	7,777
LeasePlan Corp. NV	0.750%	10/3/22	EUR	1,575	1,766
Nationale-Nederlanden Bank NV	0.500%	10/10/24	EUR	800	902
Nationale-Nederlanden Bank NV	0.625%	9/11/25	EUR	7,700	8,669
NIBC Bank NV	1.000%	9/11/28	EUR	5,000	4,947
NIBC Bank NV	1.500%	1/31/22	EUR	18,484	21,340
NN Group NV	0.875%	1/13/23	EUR	500	572
NN Group NV	1.000%	3/18/22	EUR	10,000	11,531
NN Group NV	1.625%	6/1/27	EUR	330	372
1 NN Group NV	4.500%	7/15/49	EUR	5,500	6,400
1 NN Group NV	4.625%	4/8/44	EUR	2,600	3,157
PostNL NV	1.000%	11/21/24	EUR	1,100	1,226
Rabobank Capital Funding Trust IV	5.556%	10/29/49	GBP	1,700	2,243
Robert Bosch Investment Nederland BV	1.625%	5/24/21	EUR	800	941
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	1,000	1,293
Shell International Finance BV	0.375%	2/15/25	EUR	23,600	26,221
Shell International Finance BV	0.750%	5/12/24	EUR	15,000	17,185
Shell International Finance BV	0.750%	8/15/28	EUR	5,000	5,399
Shell International Finance BV	1.000%	4/6/22	EUR	200	233
Shell International Finance BV	1.250%	3/15/22	EUR	400	471
Shell International Finance BV	1.250%	5/12/28	EUR	600	685
Shell International Finance BV	1.625%	3/24/21	EUR	10,000	11,778
Shell International Finance BV	2.000%	12/20/19	GBP	2,500	3,223
Unilever NV	0.000%	4/29/20	EUR	100	114
Unilever NV	0.375%	2/14/23	EUR	1,100	1,246
Unilever NV	1.125%	2/12/27	EUR	10,000	11,315
Unilever NV	1.375%	7/31/29	EUR	5,100	5,723

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Unilever plc	1.125%	2/3/22	GBP	1,200	1,524
Wolters Kluwer NV	2.875%	3/21/23	EUR	2,000	2,494
WPC Eurobond BV	2.250%	4/9/26	EUR	6,000	6,749
					825,606
Sovereign Bonds (1.9%)
Alliander NV	2.875%	6/14/24	EUR	500	638
BNG Bank NV	0.050%	7/13/24	EUR	25,000	27,964
BNG Bank NV	0.200%	11/9/24	EUR	20,000	22,461
BNG Bank NV	0.250%	6/7/24	EUR	6,000	6,789
BNG Bank NV	0.375%	1/14/22	EUR	5,000	5,750
BNG Bank NV	0.500%	8/26/22	EUR	37,000	42,726
BNG Bank NV	0.500%	4/16/25	EUR	10,000	11,364
BNG Bank NV	0.625%	6/19/27	EUR	20,000	22,471
BNG Bank NV	1.000%	1/12/26	EUR	5,000	5,839
BNG Bank NV	1.125%	5/24/21	GBP	1,900	2,429
BNG Bank NV	1.125%	9/4/24	EUR	1,400	1,661
BNG Bank NV	1.375%	10/21/30	EUR	6,000	7,034
BNG Bank NV	1.500%	3/29/38	EUR	3,000	3,428
BNG Bank NV	1.625%	8/26/25	GBP	500	642
BNG Bank NV	1.875%	1/14/21	EUR	12,000	14,245
BNG Bank NV	2.250%	10/14/20	CHF	7,000	7,348
BNG Bank NV	2.250%	8/30/22	EUR	5,000	6,153
BNG Bank NV	3.250%	7/15/25	AUD	10,000	7,198
BNG Bank NV	3.300%	7/17/28	AUD	15,000	10,653
BNG Bank NV	3.750%	1/14/20	EUR	5,000	5,950
BNG Bank NV	3.875%	5/26/23	EUR	28,000	37,168
BNG Bank NV	4.750%	3/6/23	AUD	15,000	11,540
BNG Bank NV	5.200%	12/7/28	GBP	3,200	5,328
BNG Bank NV	5.250%	5/20/24	AUD	5,000	3,984
1 Eneco Holding NV	3.250%	12/29/49	EUR	3,600	4,260
Enexis Holding NV	1.875%	11/13/20	EUR	1,500	1,766
2 Kingdom of Netherlands	0.000%	1/15/22	EUR	85,550	98,120
2 Kingdom of Netherlands	0.000%	1/15/24	EUR	61,500	69,828
2 Kingdom of Netherlands	0.250%	1/15/20	EUR	55,000	63,036
2 Kingdom of Netherlands	0.250%	7/15/25	EUR	111,220	126,753
2 Kingdom of Netherlands	0.500%	7/15/26	EUR	74,650	85,964
2 Kingdom of Netherlands	0.750%	7/15/28	EUR	75,000	86,845
2 Kingdom of Netherlands	1.750%	7/15/23	EUR	147,650	182,307
2 Kingdom of Netherlands	2.000%	7/15/24	EUR	72,500	91,416
2 Kingdom of Netherlands	2.250%	7/15/22	EUR	57,850	71,835
2 Kingdom of Netherlands	2.500%	1/15/33	EUR	90,500	126,519
2 Kingdom of Netherlands	2.750%	1/15/47	EUR	69,707	111,358
2 Kingdom of Netherlands	3.250%	7/15/21	EUR	64,470	80,499
2 Kingdom of Netherlands	3.500%	7/15/20	EUR	31,103	37,743
Kingdom of Netherlands	3.750%	1/15/23	EUR	10,280	13,622
2 Kingdom of Netherlands	3.750%	1/15/42	EUR	63,870	114,467
2 Kingdom of Netherlands	4.000%	1/15/37	EUR	76,410	132,444
Kingdom of Netherlands	5.500%	1/15/28	EUR	45,780	75,717
2 Kingdom of Netherlands	0.750%	7/15/27	EUR	71,550	83,400
Nederlandse Financierings Maatschappij
voor Ontwikkelingslanden NV	0.125%	11/4/20	EUR	518	593
Nederlandse Financierings Maatschappij
voor Ontwikkelingslanden NV	0.125%	4/20/22	EUR	6,347	7,261

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Nederlandse Gasunie NV	1.000%	5/11/26	EUR	6,714	7,632
Nederlandse Gasunie NV	2.625%	7/13/22	EUR	1,500	1,846
Nederlandse Gasunie NV	3.625%	10/13/21	EUR	3,500	4,385
Nederlandse Waterschapsbank NV	0.500%	10/27/22	EUR	11,600	13,395
Nederlandse Waterschapsbank NV	0.750%	10/4/41	EUR	42,300	40,480
Nederlandse Waterschapsbank NV	0.875%	12/20/21	GBP	2,000	2,529
Nederlandse Waterschapsbank NV	1.250%	5/27/36	EUR	18,200	20,094
Nederlandse Waterschapsbank NV	1.750%	7/9/20	EUR	2,000	2,346
Nederlandse Waterschapsbank NV	2.375%	1/27/23	CHF	3,000	3,323
Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	6,000	8,279
Nederlandse Waterschapsbank NV	3.150%	9/2/26	AUD	7,580	5,382
Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	10,000	13,675
Nederlandse Waterschapsbank NV	3.450%	7/17/28	AUD	1,500	1,083
Nederlandse Waterschapsbank NV	3.500%	1/14/21	EUR	5,000	6,138
Nederlandse Waterschapsbank NV	3.875%	2/17/20	EUR	1,500	1,794
Nederlandse Waterschapsbank NV	5.375%	6/7/32	GBP	10,000	17,790
Stedin Holding NV	0.875%	10/24/25	EUR	2,200	2,463
TenneT Holding BV	1.000%	6/13/26	EUR	200	225
TenneT Holding BV	1.250%	10/24/33	EUR	100	107
TenneT Holding BV	1.375%	6/26/29	EUR	30,523	34,495
TenneT Holding BV	2.125%	11/1/20	EUR	3,900	4,608
TenneT Holding BV	4.500%	2/9/22	EUR	1,500	1,940
					2,130,525
Total Netherlands (Cost $3,190,368)					3,173,279
New Zealand (0.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
ANZ New Zealand International Ltd.	0.625%	1/27/22	EUR	5,000	5,747
ASB Finance Ltd.	0.625%	10/18/24	EUR	3,625	4,104
					9,851
Corporate Bonds (0.0%)
ANZ New Zealand International Ltd.	0.625%	6/1/21	EUR	1,200	1,374
ASB Finance Ltd.	0.500%	6/17/20	EUR	7,912	9,042
ASB Finance Ltd.	0.500%	6/10/22	EUR	20,886	23,657
Bank of New Zealand	4.426%	6/18/20	NZD	2,000	1,345
BNZ International Funding Ltd.	0.125%	6/17/21	EUR	1,000	1,135
BNZ International Funding Ltd.	0.500%	5/13/23	EUR	5,100	5,715
Chorus Ltd.	6.750%	4/6/20	GBP	1,100	1,496
Fonterra Co-operative Group Ltd.	0.750%	11/8/24	EUR	1,520	1,683
Fonterra Co-operative Group Ltd.	4.500%	6/30/21	AUD	1,500	1,108
					46,555
Sovereign Bonds (0.2%)
Auckland Council	0.625%	11/13/24	EUR	10,000	11,374
New Zealand	2.750%	4/15/25	NZD	60,000	40,468
New Zealand	2.750%	4/15/37	NZD	10,000	6,430
New Zealand	3.000%	4/15/20	NZD	42,300	28,098
New Zealand	3.000%	4/20/29	NZD	30,000	20,384
New Zealand	3.500%	4/14/33	NZD	25,000	17,850
New Zealand	4.500%	4/15/27	NZD	11,000	8,339
New Zealand	5.000%	3/15/19	NZD	10,000	6,603
New Zealand	5.500%	4/15/23	NZD	25,000	18,773
New Zealand	6.000%	5/15/21	NZD	27,500	19,816

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
New Zealand Local Government Funding
Agency Ltd.	4.500%	4/15/27	NZD	2,000	1,425
New Zealand Local Government Funding
Agency Ltd.	5.500%	4/15/23	NZD	5,000	3,669
New Zealand Local Government Funding
Agency Ltd.	6.000%	5/15/21	NZD	4,000	2,854
					186,083
Total New Zealand (Cost $252,620)					242,489
Norway (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
DNB Boligkreditt AS	0.250%	4/18/23	EUR	1,000	1,131
DNB Boligkreditt AS	0.250%	9/7/26	EUR	20,100	21,833
DNB Boligkreditt AS	0.375%	10/20/20	EUR	14,000	16,025
DNB Boligkreditt AS	0.375%	1/14/21	EUR	7,000	8,013
DNB Boligkreditt AS	0.375%	11/20/24	EUR	20,000	22,408
DNB Boligkreditt AS	1.875%	11/21/22	EUR	13,000	15,705
DNB Boligkreditt AS	2.750%	3/21/22	EUR	17,500	21,584
DNB Boligkreditt AS	3.875%	6/16/21	EUR	17,900	22,341
DNB Boligkreditt AS	5.000%	5/25/21	NOK	20,500	2,628
Eika Boligkreditt AS	0.375%	4/20/23	EUR	100	114
Eika Boligkreditt AS	0.375%	2/26/25	EUR	1,600	1,787
Eika Boligkreditt AS	2.125%	1/30/23	EUR	7,000	8,544
SpareBank 1 Boligkreditt AS	0.050%	1/25/22	EUR	10,000	11,308
SpareBank 1 Boligkreditt AS	0.750%	9/5/22	EUR	10,000	11,567
SpareBank 1 Boligkreditt AS	1.500%	1/20/20	EUR	34,400	39,786
SpareBank 1 Boligkreditt AS	1.500%	6/12/20	EUR	11,000	12,798
SpareBank 1 Boligkreditt AS	3.375%	9/7/21	EUR	10,000	12,406
Sparebanken Vest Boligkreditt AS	0.750%	2/27/25	EUR	10,000	11,430
SR-Boligkreditt AS	0.125%	9/8/21	EUR	2,500	2,838
SR-Boligkreditt AS	0.500%	9/28/20	EUR	2,500	2,865
SR-Boligkreditt AS	0.750%	1/18/23	EUR	10,000	11,553
					258,664
Corporate Bonds (0.1%)
1 DNB Bank ASA	1.125%	3/20/28	EUR	9,300	10,412
DNB Bank ASA	4.250%	1/27/20	GBP	7,500	9,914
DNB Bank ASA	4.250%	1/18/22	EUR	300	383
DNB Bank ASA	4.375%	2/24/21	EUR	3,000	3,736
Santander Consumer Bank AS	0.375%	2/17/20	EUR	2,000	2,275
Santander Consumer Bank AS	0.750%	3/1/23	EUR	10,000	11,274
SpareBank 1 Boligkreditt AS	0.250%	8/30/26	EUR	2,000	2,173
SpareBank 1 Boligkreditt AS	0.375%	3/9/23	EUR	11,750	13,352
Sparebank 1 Oestlandet	0.875%	3/13/23	EUR	100	113
SpareBank 1 SMN	0.500%	3/9/22	EUR	3,100	3,515
SpareBank 1 SMN	0.750%	6/8/21	EUR	19,494	22,378
SpareBank 1 SMN	0.750%	7/3/23	EUR	2,700	3,048
SpareBank 1 SR Bank ASA	2.125%	2/3/20	EUR	1,500	1,747
SpareBank 1 SR-Bank ASA	0.375%	2/10/22	EUR	8,470	9,579
SpareBank 1 SR-Bank ASA	2.125%	4/14/21	EUR	10,100	11,977
SR-Boligkreditt AS	0.375%	10/3/24	EUR	1,600	1,795
1 Storebrand Livsforsikring AS	6.875%	4/4/43	EUR	100	133
					107,804

79

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (0.4%)
Avinor AS	1.000%	4/29/25	EUR	100	114
Equinor ASA	1.250%	2/17/27	EUR	8,000	9,211
Equinor ASA	6.125%	11/27/28	GBP	200	342
2 Kingdom of Norway	1.500%	2/19/26	NOK	130,000	15,107
2 Kingdom of Norway	1.750%	3/13/25	NOK	175,000	20,791
2 Kingdom of Norway	1.750%	2/17/27	NOK	153,000	17,988
2 Kingdom of Norway	2.000%	5/24/23	NOK	392,915	47,538
2 Kingdom of Norway	2.000%	4/26/28	NOK	200,000	23,865
2 Kingdom of Norway	3.000%	3/14/24	NOK	417,600	52,983
2 Kingdom of Norway	3.750%	5/25/21	NOK	231,275	29,136
Kommunalbanken AS	0.875%	5/24/27	EUR	34,700	39,574
Kommunalbanken AS	3.000%	12/9/26	AUD	6,000	4,204
Kommunalbanken AS	4.500%	7/18/22	AUD	3,500	2,648
Kommunalbanken AS	4.500%	4/17/23	AUD	5,248	4,000
Kommunalbanken AS	5.000%	3/28/19	NZD	10,000	6,602
Kommunalbanken AS	5.250%	7/15/24	AUD	4,800	3,828
Kommunalbanken AS	6.500%	4/12/21	AUD	5,000	3,884
Statkraft AS	2.500%	11/28/22	EUR	2,500	3,069
Statoil ASA	0.875%	2/17/23	EUR	21,800	25,224
Statoil ASA	1.625%	2/17/35	EUR	5,000	5,631
Statoil ASA	1.625%	11/9/36	EUR	2,000	2,214
Statoil ASA	2.000%	9/10/20	EUR	3,000	3,529
Statoil ASA	2.875%	9/10/25	EUR	11,400	14,707
Statoil ASA	5.625%	3/11/21	EUR	22,700	29,145
Statoil ASA	6.875%	3/11/31	GBP	3,750	7,046
Telenor ASA	2.500%	5/22/25	EUR	2,400	2,980
Telenor ASA	2.750%	6/27/22	EUR	5,000	6,155
Telenor ASA	4.125%	3/26/20	EUR	500	600
					382,115
Total Norway (Cost $769,796)					748,583
Peru (0.0%)
Sovereign Bonds (0.0%)
Republic of Peru	2.750%	1/30/26	EUR	14,000	17,200
Republic of Peru	3.750%	3/1/30	EUR	8,000	10,706
Total Peru (Cost $29,301)					27,906
Poland (0.5%)
Corporate Bonds (0.0%)
ORLEN Capital AB	2.500%	6/30/21	EUR	100	119
ORLEN Capital AB	2.500%	6/7/23	EUR	5,700	6,846
					6,965
Sovereign Bonds (0.5%)
Republic of Poland	0.875%	5/10/27	EUR	13,900	15,345
Republic of Poland	1.000%	10/25/28	EUR	900	997
Republic of Poland	1.125%	8/7/26	EUR	500	571
Republic of Poland	1.375%	10/22/27	EUR	50	57
Republic of Poland	1.500%	4/25/20	PLN	120,000	31,282
Republic of Poland	1.500%	9/9/25	EUR	5,000	5,877
Republic of Poland	1.500%	1/19/26	EUR	40,800	47,765
Republic of Poland	1.750%	7/25/21	PLN	42,500	11,066
Republic of Poland	2.000%	4/25/21	PLN	4,500	1,180
Republic of Poland	2.000%	10/25/46	EUR	300	335

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Republic of Poland	2.250%	4/25/22	PLN	253,000	66,238
Republic of Poland	2.500%	1/25/23	PLN	144,000	37,718
Republic of Poland	2.500%	7/25/26	PLN	257,000	64,531
Republic of Poland	2.500%	7/25/27	PLN	175,000	43,427
Republic of Poland	2.750%	4/25/28	PLN	53,890	13,511
Republic of Poland	3.250%	7/25/25	PLN	131,000	34,945
Republic of Poland	3.375%	7/9/24	EUR	5,000	6,502
Republic of Poland	3.750%	1/19/23	EUR	4,600	5,973
Republic of Poland	4.000%	3/23/21	EUR	2,000	2,482
Republic of Poland	4.000%	10/25/23	PLN	209,375	58,425
Republic of Poland	4.200%	4/15/20	EUR	10,000	12,025
Republic of Poland	4.500%	1/18/22	EUR	6,500	8,416
Republic of Poland	5.250%	10/25/20	PLN	51,400	14,350
Republic of Poland	5.250%	1/20/25	EUR	7,400	10,664
Republic of Poland	5.750%	10/25/21	PLN	126,100	36,549
Republic of Poland	5.750%	9/23/22	PLN	42,500	12,523
Republic of Poland	5.750%	4/25/29	PLN	25,850	8,259
					551,013
Total Poland (Cost $559,210)					557,978
Portugal (0.8%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
Banco Santander Totta SA	1.250%	9/26/27	EUR	8,700	9,949

Corporate Bonds (0.1%)
Banco Santander Totta SA	0.875%	4/25/24	EUR	100	115
Brisa Concessao Rodoviaria SA	2.000%	3/22/23	EUR	200	238
Brisa Concessao Rodoviaria SA	2.375%	5/10/27	EUR	13,100	15,355
EDP Finance BV	1.125%	2/12/24	EUR	26,400	29,431
EDP Finance BV	1.875%	9/29/23	EUR	8,900	10,412
EDP Finance BV	2.000%	4/22/25	EUR	10,000	11,486
EDP Finance BV	2.375%	3/23/23	EUR	800	959
EDP Finance BV	2.625%	1/18/22	EUR	10,955	13,199
EDP Finance BV	4.125%	6/29/20	EUR	5,400	6,518
EDP Finance BV	4.875%	9/14/20	EUR	2,670	3,291
EDP Finance BV	8.625%	1/4/24	GBP	11,355	18,700
Galp Gas Natural Distribuicao SA	1.375%	9/19/23	EUR	2,600	2,981
Ren Finance BV	1.750%	1/18/28	EUR	1,900	2,115
					114,800
Sovereign Bonds (0.7%)
Caixa Geral de Depositos SA	1.000%	1/27/22	EUR	4,900	5,662
2 Portugal Obrigacoes do Tesouro OT	2.125%	10/17/28	EUR	72,801	84,308
2 Portugal Obrigacoes do Tesouro OT	2.200%	10/17/22	EUR	65,000	78,975
2 Portugal Obrigacoes do Tesouro OT	2.875%	10/15/25	EUR	150,000	187,323
2 Portugal Obrigacoes do Tesouro OT	3.850%	4/15/21	EUR	81,000	100,422
2 Portugal Obrigacoes do Tesouro OT	4.100%	4/15/37	EUR	16,700	22,897
Portugal Obrigacoes do Tesouro OT	4.125%	4/14/27	EUR	54,400	73,261
2 Portuguese Republic	4.100%	2/15/45	EUR	44,000	60,149
2 Portuguese Republic	4.800%	6/15/20	EUR	30,000	36,696
2 Portuguese Republic	4.950%	10/25/23	EUR	43,100	58,983
					708,676
Total Portugal (Cost $861,563)					833,425

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Romania (0.1%)
Sovereign Bonds (0.1%)
Republic of Romania	2.500%	2/8/30	EUR	2,000	2,120
Republic of Romania	2.750%	10/29/25	EUR	11,385	13,880
Republic of Romania	2.875%	5/26/28	EUR	33,525	38,163
Republic of Romania	3.625%	4/24/24	EUR	5,200	6,691
Republic of Romania	4.625%	9/18/20	EUR	3,000	3,690
Republic of Romania	4.875%	11/7/19	EUR	7,000	8,314
Romania	2.375%	4/19/27	EUR	14,860	16,788
Total Romania (Cost $91,519)					89,646
Russia (0.3%)
Sovereign Bonds (0.3%)
Gazprom OAO Via Gaz Capital SA	2.750%	11/30/21	CHF	2,100	2,164
Gazprom OAO Via Gaz Capital SA	3.125%	11/17/23	EUR	500	585
Gazprom OAO Via Gaz Capital SA	3.389%	3/20/20	EUR	2,400	2,812
Gazprom OAO Via Gaz Capital SA	4.250%	4/6/24	GBP	3,643	4,659
Russian Federation	6.400%	5/27/20	RUB	1,150,000	17,121
Russian Federation	6.800%	12/11/19	RUB	3,135,715	47,221
Russian Federation	7.000%	1/25/23	RUB	1,525,000	22,238
Russian Federation	7.000%	8/16/23	RUB	2,100,000	30,443
Russian Federation	7.050%	1/19/28	RUB	2,650,000	36,733
Russian Federation	7.600%	4/14/21	RUB	1,600,000	24,106
Russian Federation	7.600%	7/20/22	RUB	2,600,000	38,897
Russian Federation	8.150%	2/3/27	RUB	4,000,000	59,814
Russian Railways Via RZD Capital plc	7.487%	3/25/31	GBP	2,000	2,996
Total Russia (Cost $336,257)					289,789
Singapore (0.4%)
Corporate Bonds (0.0%)
DBS Bank Ltd.	0.375%	1/23/24	EUR	31,000	34,862
Oversea-Chinese Banking Corp. Ltd.	0.375%	3/1/23	EUR	2,060	2,335
Oversea-Chinese Banking Corp. Ltd.	0.625%	4/18/25	EUR	1,000	1,126
United Overseas Bank Ltd.	0.125%	3/2/22	EUR	2,300	2,601
United Overseas Bank Ltd.	0.500%	1/16/25	EUR	12,500	14,020
					54,944
Sovereign Bonds (0.4%)
Housing & Development Board	1.470%	7/19/21	SGD	30,000	21,162
Housing & Development Board	2.035%	9/16/26	SGD	9,750	6,685
Housing & Development Board	2.288%	9/19/19	SGD	20,000	14,448
Housing & Development Board	3.100%	7/24/24	SGD	9,250	6,850
Housing & Development Board	3.140%	3/18/21	SGD	10,000	7,348
Republic of Singapore	1.625%	10/1/19	SGD	10,000	7,194
Republic of Singapore	1.750%	4/1/22	SGD	20,000	14,240
Republic of Singapore	1.750%	2/1/23	SGD	37,600	26,605
Republic of Singapore	2.000%	7/1/20	SGD	20,000	14,424
Republic of Singapore	2.125%	6/1/26	SGD	21,240	14,982
Republic of Singapore	2.250%	6/1/21	SGD	45,370	32,859
Republic of Singapore	2.250%	8/1/36	SGD	25,500	16,950
Republic of Singapore	2.375%	6/1/25	SGD	40,000	28,791
Republic of Singapore	2.625%	5/1/28	SGD	35,000	25,507
Republic of Singapore	2.750%	7/1/23	SGD	10,150	7,473
Republic of Singapore	2.750%	4/1/42	SGD	21,485	15,015
Republic of Singapore	2.750%	3/1/46	SGD	21,250	14,758

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Republic of Singapore	2.875%	7/1/29	SGD	13,435	9,944
Republic of Singapore	2.875%	9/1/30	SGD	19,600	14,458
Republic of Singapore	3.000%	9/1/24	SGD	16,500	12,309
Republic of Singapore	3.125%	9/1/22	SGD	69,000	51,442
Republic of Singapore	3.375%	9/1/33	SGD	32,000	24,693
Republic of Singapore	3.500%	3/1/27	SGD	45,400	35,262
Temasek Financial I Ltd.	0.500%	3/1/22	EUR	9,000	10,320
Temasek Financial I Ltd.	5.125%	7/26/40	GBP	2,000	3,675
					437,394
Total Singapore (Cost $512,263)					492,338
Slovakia (0.2%)
Sovereign Bonds (0.2%)
Slovak Republic	0.000%	11/13/23	EUR	62,800	69,847
Slovak Republic	0.625%	5/22/26	EUR	13,000	14,695
Slovak Republic	1.375%	1/21/27	EUR	11,200	13,311
Slovak Republic	1.625%	1/21/31	EUR	14,500	16,972
Slovak Republic	3.000%	2/28/23	EUR	5,000	6,364
Slovak Republic	3.375%	11/15/24	EUR	20,000	26,587
Slovak Republic	3.625%	1/16/29	EUR	3,000	4,232
Slovak Republic	4.000%	4/27/20	EUR	15,750	19,031
Slovak Republic	4.000%	3/26/21	EUR	1,000	1,254
Slovak Republic	4.350%	10/14/25	EUR	6,500	9,551
Total Slovakia (Cost $179,071)					181,844
Slovenia (0.1%)
Sovereign Bonds (0.1%)
Republic of Slovenia	1.000%	3/6/28	EUR	25,000	27,935
Republic of Slovenia	1.250%	3/22/27	EUR	9,000	10,371
Republic of Slovenia	1.500%	3/25/35	EUR	12,000	13,256
Republic of Slovenia	1.750%	11/3/40	EUR	10,000	11,280
Republic of Slovenia	2.250%	3/25/22	EUR	11,072	13,492
Republic of Slovenia	3.125%	8/7/45	EUR	10,000	14,029
Republic of Slovenia	4.125%	1/26/20	EUR	2,000	2,391
Republic of Slovenia	4.625%	9/9/24	EUR	4,000	5,599
Republic of Slovenia	5.125%	3/30/26	EUR	8,000	11,905
Total Slovenia (Cost $106,664)					110,258
South Africa (0.0%)
Corporate Bonds (0.0%)
Anglo American Capital plc	1.625%	9/18/25	EUR	250	272
Anglo American Capital plc	3.500%	3/28/22	EUR	6,709	8,170
Total South Africa (Cost $8,971)					8,442
South Korea (2.7%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
2 Korea Housing Finance Corp.	0.750%	10/30/23	EUR	4,800	5,434

Corporate Bond (0.0%)
Hyundai Capital Services Inc.	3.500%	6/3/21	AUD	395	282

Sovereign Bonds (2.7%)
Bank of Korea	2.060%	12/2/19	KRW	50,000,000	43,905
2 Export-Import Bank of Korea	1.927%	2/24/20	CAD	800	601

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Export-Import Bank of Korea	2.000%	4/30/20	EUR	1,800	2,100
2 Export-Import Bank of Korea	2.711%	12/5/19	CAD	3,420	2,593
Republic of Korea	1.250%	12/10/19	KRW	71,726,070	62,543
Republic of Korea	1.250%	7/31/21	KRW	20,000,000	17,186
Republic of Korea	1.250%	8/31/21	KRW	17,000,000	14,595
Republic of Korea	1.250%	11/30/21	KRW	10,000,000	8,567
Republic of Korea	1.375%	9/10/21	KRW	173,000,000	149,294
Republic of Korea	1.500%	4/30/21	KRW	20,000,000	17,330
Republic of Korea	1.500%	11/30/21	KRW	40,000,000	34,524
Republic of Korea	1.500%	12/31/21	KRW	40,000,000	34,489
Republic of Korea	1.500%	12/10/26	KRW	130,000,000	108,094
Republic of Korea	1.500%	9/10/36	KRW	140,000,000	110,620
Republic of Korea	1.750%	5/31/20	KRW	20,000,000	17,510
Republic of Korea	1.750%	6/10/20	KRW	120,000,000	105,081
Republic of Korea	1.750%	6/30/20	KRW	10,000,000	8,754
Republic of Korea	1.750%	7/31/20	KRW	38,000,000	33,256
Republic of Korea	1.750%	8/31/20	KRW	30,000,000	26,215
Republic of Korea	1.750%	10/31/20	KRW	10,000,000	8,741
Republic of Korea	1.750%	11/30/20	KRW	20,000,000	17,478
Republic of Korea	1.750%	12/10/20	KRW	40,000,000	34,974
Republic of Korea	1.750%	12/31/20	KRW	10,000,000	8,735
Republic of Korea	1.750%	1/31/21	KRW	10,000,000	8,733
Republic of Korea	1.875%	3/10/22	KRW	200,000,000	174,784
Republic of Korea	1.875%	6/10/26	KRW	182,000,000	156,189
Republic of Korea	2.000%	11/30/19	KRW	10,000,000	8,791
Republic of Korea	2.000%	2/29/20	KRW	30,000,000	26,363
Republic of Korea	2.000%	3/10/20	KRW	60,000,000	52,767
Republic of Korea	2.000%	3/31/20	KRW	10,000,000	8,792
Republic of Korea	2.000%	9/10/20	KRW	45,000,000	39,567
Republic of Korea	2.000%	9/10/22	KRW	40,000,000	35,051
Republic of Korea	2.000%	3/10/46	KRW	65,000,000	55,325
Republic of Korea	2.125%	6/10/24	EUR	4,300	5,264
Republic of Korea	2.125%	6/10/27	KRW	105,000,000	91,425
Republic of Korea	2.125%	3/10/47	KRW	104,000,000	90,898
Republic of Korea	2.250%	6/10/21	KRW	50,000,000	44,195
Republic of Korea	2.250%	6/10/25	KRW	79,000,000	69,744
Republic of Korea	2.250%	12/10/25	KRW	30,000,000	26,459
Republic of Korea	2.250%	9/10/37	KRW	108,000,000	95,707
Republic of Korea	2.375%	3/10/23	KRW	110,000,000	97,795
Republic of Korea	2.375%	12/10/27	KRW	95,000,000	84,346
Republic of Korea	2.375%	9/10/38	KRW	38,500,000	34,842
Republic of Korea	2.625%	6/10/28	KRW	155,000,000	140,571
Republic of Korea	2.625%	9/10/35	KRW	49,000,000	45,584
Republic of Korea	2.625%	3/10/48	KRW	55,695,000	53,984
Republic of Korea	2.750%	12/10/44	KRW	38,000,000	37,346
Republic of Korea	3.000%	3/10/23	KRW	84,000,000	76,603
Republic of Korea	3.000%	9/10/24	KRW	95,000,000	87,391
Republic of Korea	3.000%	12/10/42	KRW	41,000,000	41,678
Republic of Korea	3.375%	9/10/23	KRW	40,000,000	37,203
Republic of Korea	3.750%	12/10/33	KRW	96,500,000	101,399
Republic of Korea	4.000%	12/10/31	KRW	41,000,000	43,247
Republic of Korea	4.250%	6/10/21	KRW	45,000,000	41,718
Republic of Korea	4.750%	12/10/30	KRW	28,000,000	31,138
Republic of Korea	5.000%	6/10/20	KRW	146,500,000	134,910

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Republic of Korea	5.250%	3/10/27	KRW	15,500,000	16,728
Republic of Korea	5.500%	3/10/28	KRW	20,000,000	22,355
Republic of Korea	5.500%	12/10/29	KRW	16,000,000	18,544
Republic of Korea	5.750%	3/10/26	KRW	14,000,000	15,248
					3,019,869
Total South Korea (Cost $3,030,775)					3,025,585
Spain (5.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
AyT Cedulas Cajas Global	3.750%	12/14/22	EUR	800	1,032
AyT Cedulas Cajas Global	4.000%	3/24/21	EUR	7,000	8,683
AyT Cedulas Cajas Global	4.250%	10/25/23	EUR	1,100	1,472
AyT Cedulas Cajas Global	4.500%	12/2/19	EUR	5,000	5,944
AyT Cedulas Cajas Global	4.750%	5/25/27	EUR	10,700	15,664
AyT Cedulas Cajas IX Fondo de
Titulizacion de Activos	4.000%	3/31/20	EUR	7,000	8,389
AyT Cedulas Cajas VIII Fondo de
Titulizacion de Activos	4.250%	11/18/19	EUR	11,000	13,025
AyT Cedulas Cajas X Fondo de
Titulizacion de Activos	3.750%	6/30/25	EUR	10,000	13,530
Banco Bilbao Vizcaya Argentaria SA	2.250%	6/12/24	EUR	3,000	3,726
Banco Bilbao Vizcaya Argentaria SA	3.500%	10/7/20	EUR	1,000	1,212
Banco Bilbao Vizcaya Argentaria SA	3.500%	1/24/21	EUR	5,000	6,111
Banco Bilbao Vizcaya Argentaria SA	3.875%	1/30/23	EUR	6,000	7,824
Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	2,100	2,878
Banco de Sabadell SA	0.625%	6/10/24	EUR	30,500	34,606
Banco de Sabadell SA	0.875%	11/12/21	EUR	10,000	11,569
Banco Popular Espanol SA	1.000%	4/7/25	EUR	43,000	49,244
Banco Santander SA	0.750%	9/9/22	EUR	20,700	23,938
Banco Santander SA	1.125%	11/27/24	EUR	14,500	16,996
Banco Santander SA	2.000%	11/27/34	EUR	6,600	7,985
Banco Santander SA	3.875%	2/6/26	EUR	400	553
Banco Santander SA	4.000%	4/7/20	EUR	2,000	2,401
Banco Santander SA	4.625%	5/4/27	EUR	1,600	2,364
Bankia SA	0.875%	1/21/21	EUR	5,800	6,693
Bankia SA	1.000%	9/25/25	EUR	1,200	1,367
Bankia SA	1.125%	8/5/22	EUR	23,000	26,851
Bankia SA	4.000%	2/3/25	EUR	12,300	16,617
Bankia SA	4.125%	3/24/36	EUR	4,700	6,970
Bankia SA	4.500%	4/26/22	EUR	4,050	5,262
Bankinter SA	0.875%	8/3/22	EUR	10,000	11,589
Bankinter SA	1.000%	2/5/25	EUR	8,200	9,431
CaixaBank SA	0.625%	3/27/25	EUR	18,000	20,180
CaixaBank SA	2.625%	3/21/24	EUR	5,600	7,049
CaixaBank SA	3.625%	1/18/21	EUR	5,000	6,118
CaixaBank SA	3.875%	2/17/25	EUR	12,000	16,224
CaixaBank SA	4.500%	1/26/22	EUR	15,000	19,359
Caja Rural de Castilla-La Mancha SCC	0.875%	10/1/21	EUR	4,000	4,628
Caja Rural de Castilla-La Mancha SCC	0.875%	5/27/24	EUR	5,000	5,703
Caja Rural de Navarra SCC	0.500%	3/16/22	EUR	14,700	16,743
Cajamar Caja Rural SCC	0.875%	6/18/23	EUR	15,000	17,107
Cajamar Caja Rural SCC	1.250%	1/26/22	EUR	3,100	3,604
Cedulas TDA 5 Fondo de Titulizacion de
Activos	4.125%	11/29/19	EUR	10,400	12,321

85

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Cedulas TDA 6 Fondo de Titulizacion de
Activos	4.250%	4/10/31	EUR	10,800	15,965
IM Cedulas 10	4.500%	2/21/22	EUR	11,300	14,601
IM Cedulas 7 Fondo de Titulazion de
Activos	4.000%	3/31/21	EUR	10,000	12,399
Kutxabank SA	1.750%	5/27/21	EUR	5,000	5,907
Programa Cedulas TDA Fondo de
Titulizacion de Activos	4.125%	4/10/21	EUR	6,500	8,090
Programa Cedulas TDA Fondo de
Titulizacion de Activos	4.250%	3/28/27	EUR	8,500	12,059
					521,983
Corporate Bonds (0.5%)
Abertis Infraestructuras SA	1.000%	2/27/27	EUR	1,300	1,333
Abertis Infraestructuras SA	1.375%	5/20/26	EUR	700	746
Abertis Infraestructuras SA	2.500%	2/27/25	EUR	200	235
Abertis Infraestructuras SA	3.750%	6/20/23	EUR	3,100	3,918
Abertis Infraestructuras SA	4.375%	3/30/20	EUR	700	842
Banco Bilbao Vizcaya Argentaria SA	0.625%	1/17/22	EUR	1,000	1,138
Banco Bilbao Vizcaya Argentaria SA	0.625%	3/18/23	EUR	20,000	22,928
Banco Bilbao Vizcaya Argentaria SA	0.750%	1/20/22	EUR	12,100	13,996
Banco Bilbao Vizcaya Argentaria SA	1.000%	1/20/21	EUR	1,000	1,154
1 Banco Bilbao Vizcaya Argentaria SA	3.500%	4/11/24	EUR	8,000	9,159
Banco Bilbao Vizcaya Argentaria SA	3.500%	2/10/27	EUR	14,100	16,534
Banco de Sabadell SA	0.875%	3/5/23	EUR	700	764
Banco de Sabadell SA	1.625%	3/7/24	EUR	6,000	6,621
Banco Santander SA	1.125%	1/17/25	EUR	20,000	21,946
Banco Santander SA	1.375%	3/3/21	EUR	100	116
Banco Santander SA	1.375%	2/9/22	EUR	10,500	12,049
Banco Santander SA	1.375%	12/14/22	EUR	1,400	1,629
Banco Santander SA	1.500%	1/25/26	EUR	400	478
Banco Santander SA	2.125%	2/8/28	EUR	5,900	6,121
Banco Santander SA	2.500%	3/18/25	EUR	14,100	15,936
Banco Santander SA	3.250%	4/4/26	EUR	500	582
Bankia SA	1.000%	3/14/23	EUR	17,700	20,556
CaixaBank SA	0.750%	4/18/23	EUR	1,700	1,878
CaixaBank SA	1.000%	2/8/23	EUR	1,500	1,746
CaixaBank SA	1.125%	1/12/23	EUR	10,000	11,076
CaixaBank SA	1.250%	1/11/27	EUR	600	692
1 CaixaBank SA	2.250%	4/17/30	EUR	22,000	23,200
1 CaixaBank SA	2.750%	7/14/28	EUR	4,000	4,543
Canal de Isabel II Gestion SA	1.680%	2/26/25	EUR	3,500	3,989
Criteria Caixa SAU	1.625%	4/21/22	EUR	3,000	3,426
Enagas Financiaciones SAU	1.000%	3/25/23	EUR	100	116
Enagas Financiaciones SAU	1.250%	2/6/25	EUR	5,200	6,032
Enagas Financiaciones SAU	1.375%	5/5/28	EUR	200	226
Enagas Financiaciones SAU	2.500%	4/11/22	EUR	2,000	2,447
Ferrovial Emisiones SA	2.500%	7/15/24	EUR	5,000	6,057
Ferrovial Emisiones SA	3.375%	6/7/21	EUR	700	854
Gas Natural Capital Markets SA	1.125%	4/11/24	EUR	4,300	4,917
Gas Natural Fenosa Finance BV	0.875%	5/15/25	EUR	15,300	16,810
Gas Natural Fenosa Finance BV	1.250%	4/19/26	EUR	8,900	9,878
Gas Natural Fenosa Finance BV	1.375%	1/19/27	EUR	200	222
Gas Natural Fenosa Finance BV	2.875%	3/11/24	EUR	4,000	4,997
Iberdrola Finanzas SA	1.000%	3/7/24	EUR	5,900	6,770

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Iberdrola Finanzas SA	1.000%	3/7/25	EUR	300	340
Iberdrola Finanzas SA	1.621%	11/29/29	EUR	700	781
Iberdrola Finanzas SA	4.125%	3/23/20	EUR	1,200	1,439
Iberdrola Finanzas SA	6.000%	7/1/22	GBP	6,500	9,519
Iberdrola Finanzas SA	7.375%	1/29/24	GBP	5,000	8,000
Iberdrola International BV	0.375%	9/15/25	EUR	16,700	17,986
Iberdrola International BV	1.125%	1/27/23	EUR	200	232
Iberdrola International BV	1.125%	4/21/26	EUR	6,800	7,630
Iberdrola International BV	1.750%	9/17/23	EUR	10,000	11,941
Iberdrola International BV	1.875%	10/8/24	EUR	400	480
1 Iberdrola International BV	1.875%	12/31/49	EUR	400	432
Iberdrola International BV	2.500%	10/24/22	EUR	2,600	3,189
1 Iberdrola International BV	2.625%	12/31/49	EUR	200	222
Iberdrola International BV	3.000%	1/31/22	EUR	3,200	3,943
Iberdrola International BV	3.500%	2/1/21	EUR	14,100	17,186
Inmobiliaria Colonial Socimi SA	1.450%	10/28/24	EUR	1,500	1,651
Inmobiliaria Colonial Socimi SA	1.625%	11/28/25	EUR	1,100	1,201
Inmobiliaria Colonial Socimi SA	2.728%	6/5/23	EUR	7,300	8,771
Mapfre SA	1.625%	5/19/26	EUR	1,500	1,681
Merlin Properties Socimi SA	1.750%	5/26/25	EUR	9,670	10,721
Merlin Properties Socimi SA	2.225%	4/25/23	EUR	300	353
Merlin Properties Socimi SA	2.375%	5/23/22	EUR	8,600	10,193
NorteGas Energia Distribucion SAU	2.065%	9/28/27	EUR	10,500	11,612
Prosegur Cash SA	1.375%	2/4/26	EUR	800	856
Red Electrica Financiaciones SAU	2.125%	7/1/23	EUR	6,800	8,281
Red Electrica Financiaciones SAU	4.875%	4/29/20	EUR	2,100	2,553
Red Electrica Financiaciones SAU	1.000%	4/21/26	EUR	600	675
Red Electrica Financiaciones SAU	1.125%	4/24/25	EUR	300	346
Red Electrica Financiaciones SAU	3.875%	1/25/22	EUR	2,000	2,535
Repsol International Finance BV	0.500%	5/23/22	EUR	7,500	8,563
Repsol International Finance BV	2.125%	12/16/20	EUR	4,200	4,963
Repsol International Finance BV	2.250%	12/10/26	EUR	10,000	12,167
Repsol International Finance BV	2.625%	5/28/20	EUR	7,800	9,197
Santander Consumer Finance SA	0.500%	10/4/21	EUR	20,100	22,813
Santander Consumer Finance SA	0.900%	2/18/20	EUR	15,200	17,418
Santander Consumer Finance SA	1.000%	5/26/21	EUR	100	115
Santander Consumer Finance SA	1.500%	11/12/20	EUR	500	581
Santander International Debt SAU	4.000%	1/24/20	EUR	5,600	6,660
Telefonica Emisiones SAU	0.318%	10/17/20	EUR	8,200	9,324
Telefonica Emisiones SAU	1.447%	1/22/27	EUR	6,000	6,556
Telefonica Emisiones SAU	1.460%	4/13/26	EUR	6,000	6,673
Telefonica Emisiones SAU	1.528%	1/17/25	EUR	9,300	10,630
Telefonica Emisiones SAU	1.930%	10/17/31	EUR	7,300	7,698
Telefonica Emisiones SAU	2.318%	10/17/28	EUR	800	913
Telefonica Emisiones SAU	2.932%	10/17/29	EUR	8,600	10,274
Telefonica Emisiones SAU	3.961%	3/26/21	EUR	6,000	7,415
Telefonica Emisiones SAU	3.987%	1/23/23	EUR	20,000	25,706
Telefonica Emisiones SAU	4.693%	11/11/19	EUR	7,400	8,786
Telefonica Emisiones SAU	5.289%	12/9/22	GBP	1,000	1,439
Telefonica Emisiones SAU	5.375%	2/2/26	GBP	2,600	3,839
Telefonica Emisiones SAU	5.445%	10/8/29	GBP	5,750	8,754
Telefonica Emisiones SAU	5.597%	3/12/20	GBP	2,000	2,691
Telefonica Europe BV	5.875%	2/14/33	EUR	832	1,302
					607,883

87

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (4.4%)
	ADIF Alta Velocidad	1.875%	1/28/25	EUR	15,100	17,799
	ADIF Alta Velocidad	3.500%	5/27/24	EUR	12,000	15,374
	Autonomous Community of Madrid Spain	0.727%	5/19/21	EUR	23,300	26,800
	Autonomous Community of Madrid Spain	0.997%	9/30/24	EUR	1,720	1,946
	Autonomous Community of Madrid Spain	1.773%	4/30/28	EUR	8,000	9,110
	Autonomous Community of Madrid Spain	1.826%	4/30/25	EUR	5,000	5,900
	Autonomous Community of Madrid Spain	2.146%	4/30/27	EUR	7,000	8,288
	Autonomous Community of Madrid Spain	2.875%	7/17/23	EUR	8,950	11,147
	Autonomous Community of Madrid Spain	4.125%	5/21/24	EUR	21,500	28,518
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	5,800	7,958
	Autonomous Community of Madrid Spain	4.688%	3/12/20	EUR	2,000	2,410
11	FADE - Fondo de Amortizacion del Deficit
	Electrico	0.500%	3/17/23	EUR	30,000	33,855
11	FADE - Fondo de Amortizacion del Deficit
	Electrico	5.900%	3/17/21	EUR	2,000	2,575
11	Instituto de Credito Oficial	0.050%	7/30/20	EUR	25,000	28,418
11	Instituto de Credito Oficial	4.750%	4/30/20	EUR	9,000	10,937
11	Instituto de Credito Oficial	6.000%	3/8/21	EUR	5,000	6,451
	Kingdom of Spain	0.050%	1/31/21	EUR	152,100	172,816
	Kingdom of Spain	0.400%	4/30/22	EUR	35,000	39,938
	Kingdom of Spain	0.450%	10/31/22	EUR	100,300	114,210
	Kingdom of Spain	0.750%	7/30/21	EUR	62,700	72,509
	Kingdom of Spain	1.150%	7/30/20	EUR	132,500	153,648
2	Kingdom of Spain	1.300%	10/31/26	EUR	1,450	1,651
	Kingdom of Spain	1.400%	1/31/20	EUR	104,720	121,193
2	Kingdom of Spain	1.400%	4/30/28	EUR	172,100	193,274
2	Kingdom of Spain	1.400%	7/30/28	EUR	65,000	72,623
2	Kingdom of Spain	1.450%	10/31/27	EUR	39,400	44,705
2	Kingdom of Spain	1.500%	4/30/27	EUR	165,267	189,371
2	Kingdom of Spain	1.600%	4/30/25	EUR	142,255	167,908
2	Kingdom of Spain	1.950%	4/30/26	EUR	227,860	272,323
2	Kingdom of Spain	1.950%	7/30/30	EUR	132,200	152,498
2	Kingdom of Spain	2.150%	10/31/25	EUR	71,100	86,396
2	Kingdom of Spain	2.350%	7/30/33	EUR	137,515	161,657
2	Kingdom of Spain	2.700%	10/31/48	EUR	20,330	23,176
2	Kingdom of Spain	2.750%	10/31/24	EUR	207,800	261,706
2	Kingdom of Spain	2.900%	10/31/46	EUR	26,350	31,602
2	Kingdom of Spain	3.450%	7/30/66	EUR	73,000	92,962
2	Kingdom of Spain	3.800%	4/30/24	EUR	82,820	109,134
2	Kingdom of Spain	4.000%	4/30/20	EUR	313,500	377,800
2	Kingdom of Spain	4.200%	1/31/37	EUR	169,580	250,378
2	Kingdom of Spain	4.400%	10/31/23	EUR	80,495	108,093
2	Kingdom of Spain	4.650%	7/30/25	EUR	18,760	26,311
2	Kingdom of Spain	4.700%	7/30/41	EUR	182,400	289,536
2	Kingdom of Spain	4.800%	1/31/24	EUR	51,335	70,449
2	Kingdom of Spain	4.850%	10/31/20	EUR	24,400	30,378
2	Kingdom of Spain	4.900%	7/30/40	EUR	37,980	61,610
2	Kingdom of Spain	5.150%	10/31/28	EUR	78,090	117,696
2	Kingdom of Spain	5.150%	10/31/44	EUR	72,195	122,496
2	Kingdom of Spain	5.400%	1/31/23	EUR	144,580	198,239
2	Kingdom of Spain	5.500%	4/30/21	EUR	27,810	35,848
	Kingdom of Spain	5.750%	7/30/32	EUR	35,450	58,938
2	Kingdom of Spain	5.850%	1/31/22	EUR	132,300	177,648

88

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
2 Kingdom of Spain	5.900%	7/30/26	EUR	90,420	137,731
Kingdom of Spain	6.000%	1/31/29	EUR	27,165	43,637
					4,859,574
Total Spain (Cost $5,951,904)					5,989,440
Supranational (3.2%)
Sovereign Bonds (3.2%)
African Development Bank	0.125%	10/7/26	EUR	4,000	4,342
African Development Bank	0.250%	11/21/24	EUR	22,600	25,420
African Development Bank	0.875%	12/20/21	GBP	1,500	1,901
African Development Bank	4.000%	1/10/25	AUD	12,830	9,646
African Development Bank	5.250%	3/23/22	AUD	10,900	8,408
Asian Development Bank	1.375%	6/11/20	CAD	23,495	17,571
Asian Development Bank	2.600%	1/16/20	AUD	20,000	14,224
Asian Development Bank	2.750%	1/19/22	AUD	3,400	2,431
Asian Development Bank	3.000%	1/17/23	NZD	10,000	6,623
Asian Development Bank	3.500%	5/22/19	AUD	15,000	10,700
Asian Development Bank	3.500%	5/30/24	NZD	20,000	13,543
Asian Development Bank	3.750%	3/12/25	AUD	9,100	6,786
Asian Development Bank	5.000%	3/9/22	AUD	13,000	9,956
Asian Development Bank	6.250%	3/5/20	AUD	5,000	3,727
Corp. Andina de Fomento	1.125%	2/13/25	EUR	15,000	17,166
Corp. Andina de Fomento	0.500%	2/26/26	CHF	3,000	2,931
Council of Europe Development Bank	0.375%	6/8/26	EUR	17,000	19,028
Council of Europe Development Bank	1.250%	12/23/19	GBP	3,000	3,846
Council of Europe Development Bank	2.875%	8/31/21	EUR	23,000	28,337
Council of Europe Development Bank	3.000%	7/13/20	EUR	6,500	7,788
Eurofima	3.000%	5/22/24	CHF	5,000	5,792
Eurofima	3.000%	5/15/26	CHF	6,500	7,792
Eurofima	3.375%	12/29/20	CHF	4,000	4,301
Eurofima	4.000%	10/27/21	EUR	5,000	6,342
Eurofima	4.550%	3/30/27	CAD	655	541
Eurofima	6.250%	12/28/18	AUD	5,980	4,260
European Bank for Reconstruction &
Development	1.250%	12/15/22	GBP	10,000	12,769
European Bank for Reconstruction &
Development	5.625%	12/7/28	GBP	1,000	1,736
European Financial Stability Facility	0.000%	3/29/21	EUR	35,000	39,885
European Financial Stability Facility	0.000%	11/17/22	EUR	25,000	28,347
European Financial Stability Facility	0.100%	1/19/21	EUR	20,000	22,846
European Financial Stability Facility	0.125%	11/4/19	EUR	60,000	68,344
4 European Financial Stability Facility	0.200%	4/28/25	EUR	3,000	3,343
European Financial Stability Facility	0.400%	2/17/25	EUR	30,000	33,951
4 European Financial Stability Facility	0.400%	5/31/26	EUR	39,500	44,143
4 European Financial Stability Facility	0.500%	1/20/23	EUR	37,000	42,752
European Financial Stability Facility	0.750%	5/3/27	EUR	31,100	35,302
European Financial Stability Facility	0.875%	7/26/27	EUR	25,000	28,624
European Financial Stability Facility	0.950%	2/14/28	EUR	20,000	22,920
European Financial Stability Facility	1.200%	2/17/45	EUR	36,500	37,907
European Financial Stability Facility	1.250%	5/24/33	EUR	15,000	17,013
4 European Financial Stability Facility	1.375%	6/7/21	EUR	200	236
European Financial Stability Facility	1.375%	5/31/47	EUR	8,600	9,198
European Financial Stability Facility	1.450%	9/5/40	EUR	5,000	5,591
4 European Financial Stability Facility	1.500%	1/22/20	EUR	31,800	36,868

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
4 European Financial Stability Facility	1.625%	7/17/20	EUR	16,000	18,734
European Financial Stability Facility	1.700%	2/13/43	EUR	26,600	30,945
4 European Financial Stability Facility	1.750%	10/29/20	EUR	23,000	27,134
4 European Financial Stability Facility	1.750%	6/27/24	EUR	27,000	33,099
European Financial Stability Facility	1.750%	7/17/53	EUR	10,000	11,270
European Financial Stability Facility	1.800%	7/10/48	EUR	45,000	52,688
4 European Financial Stability Facility	1.875%	5/23/23	EUR	36,000	44,088
European Financial Stability Facility	2.000%	2/28/56	EUR	31,780	38,211
4 European Financial Stability Facility	2.125%	2/19/24	EUR	16,500	20,546
4 European Financial Stability Facility	2.250%	9/5/22	EUR	33,250	41,047
4 European Financial Stability Facility	2.350%	7/29/44	EUR	13,600	18,051
4 European Financial Stability Facility	2.750%	12/3/29	EUR	11,600	15,616
4 European Financial Stability Facility	3.000%	9/4/34	EUR	5,200	7,316
4 European Financial Stability Facility	3.375%	7/5/21	EUR	1,675	2,081
4 European Financial Stability Facility	3.375%	4/3/37	EUR	30,800	45,978
4 European Financial Stability Facility	3.875%	3/30/32	EUR	20,000	30,379
European Investment Bank	0.000%	10/16/23	EUR	30,000	33,767
European Investment Bank	0.000%	3/15/24	EUR	75,000	83,907
European Investment Bank	0.000%	3/13/26	EUR	10,000	10,904
European Investment Bank	0.050%	12/15/23	EUR	25,000	28,186
European Investment Bank	0.125%	6/15/20	EUR	10,000	11,432
European Investment Bank	0.125%	4/15/25	EUR	30,000	33,385
European Investment Bank	0.200%	7/15/24	EUR	20,000	22,527
European Investment Bank	0.250%	10/15/20	EUR	51,000	58,486
European Investment Bank	0.375%	3/15/22	EUR	25,000	28,818
European Investment Bank	0.375%	7/16/25	EUR	20,000	22,577
European Investment Bank	0.500%	11/15/23	EUR	20,000	23,081
European Investment Bank	0.500%	1/15/27	EUR	33,700	37,750
European Investment Bank	0.500%	11/13/37	EUR	15,000	14,616
European Investment Bank	0.875%	3/15/21	GBP	20,000	25,476
European Investment Bank	0.875%	12/15/23	GBP	10,000	12,471
European Investment Bank	0.875%	9/13/24	EUR	33,000	38,651
European Investment Bank	0.875%	1/14/28	EUR	10,000	11,450
European Investment Bank	1.000%	9/21/26	GBP	200	244
European Investment Bank	1.000%	3/14/31	EUR	73,000	82,261
European Investment Bank	1.000%	4/14/32	EUR	31,000	34,604
European Investment Bank	1.125%	2/18/20	CAD	1,650	1,237
European Investment Bank	1.125%	9/7/21	GBP	5,000	6,396
2 European Investment Bank	1.125%	9/16/21	CAD	13,340	9,714
European Investment Bank	1.125%	4/13/33	EUR	30,000	33,798
European Investment Bank	1.125%	9/15/36	EUR	24,000	26,335
European Investment Bank	1.250%	8/2/19	CHF	3,000	3,025
2 European Investment Bank	1.250%	11/5/20	CAD	3,500	2,590
European Investment Bank	1.250%	11/5/20	CAD	650	481
European Investment Bank	1.250%	11/13/26	EUR	6,000	7,179
European Investment Bank	1.375%	11/15/19	EUR	33,000	38,091
European Investment Bank	1.375%	9/15/20	EUR	4,000	4,682
European Investment Bank	1.375%	9/15/21	EUR	35,000	41,485
European Investment Bank	1.500%	7/15/20	EUR	30,000	35,097
European Investment Bank	1.500%	4/15/21	EUR	43,000	50,884
European Investment Bank	1.500%	8/2/24	CHF	11,400	12,396
European Investment Bank	1.500%	11/15/47	EUR	5,000	5,607
European Investment Bank	1.625%	3/15/23	EUR	56,150	67,978
European Investment Bank	1.625%	2/4/25	CHF	2,500	2,751

90

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
European Investment Bank	1.750%	9/15/45	EUR	20,000	23,766
European Investment Bank	2.125%	1/15/24	EUR	17,000	21,201
European Investment Bank	2.250%	3/7/20	GBP	12,000	15,612
European Investment Bank	2.250%	5/25/21	PLN	10,000	2,630
2 European Investment Bank	2.250%	7/30/21	CAD	26,015	19,556
European Investment Bank	2.250%	10/14/22	EUR	7,000	8,657
European Investment Bank	2.375%	7/10/20	CHF	2,500	2,612
2 European Investment Bank	2.375%	1/18/23	CAD	2,800	2,093
European Investment Bank	2.375%	7/6/23	CAD	300	224
European Investment Bank	2.500%	10/31/22	GBP	5,500	7,371
European Investment Bank	2.625%	3/16/20	EUR	50,000	59,044
European Investment Bank	2.625%	3/15/35	EUR	7,100	9,683
European Investment Bank	2.750%	9/15/21	EUR	5,000	6,154
European Investment Bank	2.750%	9/15/25	EUR	35,000	45,862
European Investment Bank	2.750%	8/25/26	PLN	10,000	2,520
European Investment Bank	2.750%	9/13/30	EUR	10,000	13,556
European Investment Bank	2.750%	3/15/40	EUR	18,550	26,197
European Investment Bank	3.000%	9/28/22	EUR	4,000	5,074
European Investment Bank	3.000%	10/14/33	EUR	10,000	14,122
European Investment Bank	3.100%	8/17/26	AUD	20,513	14,609
European Investment Bank	3.125%	6/30/36	CHF	1,000	1,390
European Investment Bank	3.500%	4/15/27	EUR	5,000	7,013
European Investment Bank	3.625%	3/14/42	EUR	5,600	9,084
European Investment Bank	3.750%	12/7/27	GBP	3,800	5,701
European Investment Bank	3.875%	6/8/37	GBP	4,800	7,864
European Investment Bank	4.000%	4/15/30	EUR	7,125	10,754
European Investment Bank	4.500%	10/15/25	EUR	15,000	21,792
European Investment Bank	4.500%	6/7/29	GBP	12,000	19,332
European Investment Bank	4.500%	3/7/44	GBP	8,500	15,892
European Investment Bank	4.625%	4/15/20	EUR	20,500	24,937
European Investment Bank	4.625%	10/12/54	GBP	7,700	16,147
European Investment Bank	5.000%	12/1/20	SEK	25,000	3,013
European Investment Bank	5.000%	8/22/22	AUD	6,800	5,243
European Investment Bank	5.000%	4/15/39	GBP	2,000	3,806
European Investment Bank	6.000%	8/6/20	AUD	17,500	13,186
European Investment Bank	6.000%	12/7/28	GBP	14,000	24,858
European Investment Bank	6.250%	6/8/21	AUD	12,000	9,323
European Stability Mechanism	0.000%	10/18/22	EUR	15,000	16,995
European Stability Mechanism	0.100%	11/3/20	EUR	10,000	11,435
European Stability Mechanism	0.125%	4/22/24	EUR	41,500	46,721
European Stability Mechanism	0.500%	3/2/26	EUR	21,700	24,556
European Stability Mechanism	0.750%	3/15/27	EUR	25,000	28,509
European Stability Mechanism	1.000%	9/23/25	EUR	20,000	23,473
European Stability Mechanism	1.125%	5/3/32	EUR	25,000	28,326
European Stability Mechanism	1.200%	5/23/33	EUR	20,000	22,671
European Stability Mechanism	1.375%	3/4/21	EUR	37,800	44,508
European Stability Mechanism	1.625%	11/17/36	EUR	15,000	17,744
European Stability Mechanism	1.750%	10/20/45	EUR	10,000	11,974
European Stability Mechanism	1.800%	11/2/46	EUR	15,000	17,959
European Stability Mechanism	1.850%	12/1/55	EUR	10,000	11,796
European Stability Mechanism	2.125%	11/20/23	EUR	3,220	4,017
European Union	0.250%	7/4/20	EUR	20,000	22,919
European Union	0.500%	4/4/25	EUR	50,000	57,262
European Union	0.625%	11/4/23	EUR	25,000	29,001

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
European Union	0.750%	4/4/31	EUR	20,000	22,014
European Union	1.125%	4/4/36	EUR	20,000	22,111
European Union	1.250%	4/4/33	EUR	25,000	28,788
European Union	1.375%	10/4/29	EUR	16,000	19,080
European Union	2.500%	11/4/27	EUR	19,000	24,902
European Union	2.750%	9/21/21	EUR	5,000	6,155
European Union	2.750%	4/4/22	EUR	20,600	25,651
European Union	2.875%	4/4/28	EUR	5,000	6,784
European Union	3.000%	9/4/26	EUR	7,125	9,627
European Union	3.375%	4/4/38	EUR	6,000	9,206
European Union	3.500%	6/4/21	EUR	21,000	26,121
Inter-American Development Bank	0.625%	12/15/21	GBP	2,000	2,517
Inter-American Development Bank	1.875%	3/20/20	CAD	6,750	5,100
Inter-American Development Bank	3.250%	2/7/20	AUD	9,000	6,454
Inter-American Development Bank	3.750%	7/25/22	AUD	22,300	16,476
Inter-American Development Bank	6.000%	2/26/21	AUD	13,000	9,965
International Bank for Reconstruction &
Development	0.375%	6/15/21	GBP	500	628
International Bank for Reconstruction &
Development	0.500%	4/16/30	EUR	5,400	5,809
International Bank for Reconstruction &
Development	0.625%	1/12/33	EUR	19,000	20,038
International Bank for Reconstruction &
Development	0.750%	12/7/21	GBP	3,600	4,551
International Bank for Reconstruction &
Development	1.200%	8/8/34	EUR	9,646	10,912
International Bank for Reconstruction &
Development	1.375%	12/15/20	GBP	32,400	41,723
International Bank for Reconstruction &
Development	2.250%	1/17/23	CAD	5,400	4,028
International Bank for Reconstruction &
Development	2.500%	3/12/20	AUD	20,000	14,216
International Bank for Reconstruction &
Development	2.500%	8/3/23	CAD	1,060	797
International Bank for Reconstruction &
Development	2.600%	9/20/22	AUD	10,000	7,090
International Bank for Reconstruction &
Development	2.800%	1/13/21	AUD	4,000	2,862
International Bank for Reconstruction &
Development	2.800%	1/12/22	AUD	22,000	15,852
International Bank for Reconstruction &
Development	3.000%	2/2/23	NZD	10,000	6,625
International Bank for Reconstruction &
Development	3.000%	10/19/26	AUD	10,000	7,100
International Bank for Reconstruction &
Development	3.375%	1/25/22	NZD	12,000	8,057
International Bank for Reconstruction &
Development	3.750%	2/10/20	NZD	5,000	3,328
International Bank for Reconstruction &
Development	4.250%	6/24/25	AUD	10,800	8,303
International Bank for Reconstruction &
Development	4.625%	10/6/21	NZD	5,804	4,027
International Bank for Reconstruction &
Development	4.875%	12/7/28	GBP	400	663

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
International Bank for Reconstruction &
Development	5.400%	6/7/21	GBP	200	284
International Bank for Reconstruction &
Development	5.750%	10/1/20	AUD	15,000	11,312
International Bank for Reconstruction &
Development	5.750%	6/7/32	GBP	6,000	11,245
International Finance Corp.	1.250%	12/15/23	GBP	13,800	17,574
International Finance Corp.	1.375%	3/7/25	GBP	9,821	12,451
International Finance Corp.	2.375%	7/19/23	CAD	1,920	1,430
International Finance Corp.	2.700%	2/5/21	AUD	15,000	10,711
International Finance Corp.	2.800%	8/15/22	AUD	18,000	12,876
International Finance Corp.	3.625%	5/20/20	NZD	8,500	5,672
International Finance Corp.	4.250%	8/21/23	AUD	10,000	7,595
Nordic Investment Bank	0.125%	6/10/24	EUR	10,000	11,289
Nordic Investment Bank	0.500%	11/3/25	EUR	19,600	22,404
Nordic Investment Bank	0.625%	11/2/21	GBP	1,700	2,141
Nordic Investment Bank	4.125%	3/19/20	NZD	16,495	11,051
Nordic Investment Bank	5.000%	4/19/22	AUD	9,000	6,905
Total Supranational (Cost $3,677,348)					3,608,923
Sweden (1.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
Landshypotek Bank AB	0.625%	6/17/20	SEK	63,000	6,958
Lansforsakringar Hypotek AB	0.250%	4/22/22	EUR	1,500	1,704
Lansforsakringar Hypotek AB	0.375%	3/14/24	EUR	1,400	1,579
Lansforsakringar Hypotek AB	1.125%	5/7/20	EUR	5,000	5,775
Lansforsakringar Hypotek AB	1.500%	3/18/21	EUR	200	235
Lansforsakringar Hypotek AB	3.250%	9/16/20	SEK	100,000	11,725
Nordea Hypotek AB	1.000%	4/8/22	SEK	538,000	60,227
Nordea Hypotek AB	1.250%	9/20/23	SEK	500,000	55,960
Nordea Hypotek AB	3.250%	6/17/20	SEK	50,000	5,806
Skandinaviska Enskilda Banken AB	0.250%	6/20/24	EUR	25,000	28,004
Skandinaviska Enskilda Banken AB	0.750%	11/15/27	EUR	1,100	1,231
Skandinaviska Enskilda Banken AB	1.500%	2/25/20	EUR	11,000	12,751
Skandinaviska Enskilda Banken AB	1.625%	11/4/20	EUR	5,000	5,866
Skandinaviska Enskilda Banken AB	4.125%	4/7/21	EUR	5,000	6,242
Stadshypotek AB	0.125%	10/5/26	EUR	500	538
Stadshypotek AB	0.375%	2/22/23	EUR	8,700	9,907
Stadshypotek AB	0.375%	2/21/24	EUR	6,900	7,799
Stadshypotek AB	0.625%	11/10/21	EUR	22,700	26,188
Stadshypotek AB	0.750%	11/1/27	EUR	10,000	11,194
Stadshypotek AB	1.500%	12/15/21	SEK	280,000	31,657
Stadshypotek AB	1.500%	6/1/23	SEK	380,000	43,162
Stadshypotek AB	1.625%	10/30/20	EUR	10,000	11,733
Stadshypotek AB	4.250%	6/17/20	SEK	150,000	17,513
Sveriges Sakerstallda Obligationer AB	0.500%	1/29/25	EUR	1,000	1,128
Sveriges Sakerstallda Obligationer AB	0.625%	10/7/21	EUR	31,300	36,100
Sveriges Sakerstallda Obligationer AB	0.875%	3/29/27	EUR	800	909
Sveriges Sakerstallda Obligationer AB	1.000%	3/17/21	SEK	400,000	44,695
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/20	SEK	50,000	5,660
Swedbank Hypotek AB	0.375%	9/29/20	EUR	19,300	22,088
Swedbank Hypotek AB	0.375%	3/11/22	EUR	5,000	5,721
Swedbank Hypotek AB	1.000%	6/15/22	SEK	332,000	37,089
Swedbank Hypotek AB	1.000%	12/20/23	SEK	400,000	44,361

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Swedbank Hypotek AB	1.125%	5/7/20	EUR	5,000	5,779
Swedbank Hypotek AB	1.125%	5/21/21	EUR	2,000	2,334
Swedbank Hypotek AB	5.700%	5/12/20	SEK	200,000	23,814
					593,432
Corporate Bonds (0.4%)
Akelius Residential Property AB	1.125%	3/14/24	EUR	2,900	3,166
Akelius Residential Property AB	1.750%	2/7/25	EUR	1,500	1,667
Alfa Laval Treasury International AB	1.375%	9/12/22	EUR	400	468
Atlas Copco AB	0.625%	8/30/26	EUR	430	468
Atlas Copco AB	2.500%	2/28/23	EUR	4,500	5,550
Danske Hypotek AB	1.000%	12/21/22	SEK	200,000	22,144
Essity AB	1.125%	3/27/24	EUR	1,000	1,145
Essity AB	1.625%	3/30/27	EUR	1,600	1,819
Fastighets AB Balder	1.125%	3/14/22	EUR	10,000	11,382
Investor AB	4.500%	5/12/23	EUR	2,000	2,669
Lansforsakringar Hypotek AB	0.250%	4/12/23	EUR	500	565
Lansforsakringar Hypotek AB	1.250%	9/20/23	SEK	550,000	60,818
Lansforsakringar Hypotek AB	1.500%	9/18/24	SEK	160,000	17,866
Molnlycke Holding AB	1.875%	2/28/25	EUR	5,000	5,713
Nordea Bank AB	1.125%	2/12/25	EUR	10,000	11,610
1 Nordea Bank AB	1.875%	11/10/25	EUR	5,000	5,788
Nordea Bank AB	2.125%	11/13/19	GBP	3,700	4,769
Nordea Bank AB	2.375%	6/2/22	GBP	7,000	9,157
Nordea Bank AB	3.250%	7/5/22	EUR	5,400	6,760
Nordea Bank AB	4.000%	6/29/20	EUR	13,743	16,635
Nordea Bank AB	4.000%	3/29/21	EUR	6,110	7,510
Nordea Bank AB	4.500%	3/26/20	EUR	2,000	2,402
Securitas AB	2.625%	2/22/21	EUR	3,000	3,586
Skandinaviska Enskilda Banken AB	0.150%	2/11/21	EUR	1,000	1,139
Skandinaviska Enskilda Banken AB	1.000%	12/20/23	SEK	200,000	21,954
1 Skandinaviska Enskilda Banken AB	1.375%	10/31/28	EUR	31,575	35,177
Skandinaviska Enskilda Banken AB	1.500%	12/15/21	SEK	365,000	41,516
Skandinaviska Enskilda Banken AB	1.875%	11/14/19	EUR	2,620	3,030
Skandinaviska Enskilda Banken AB	2.000%	2/19/21	EUR	5,000	5,914
1 Skandinaviska Enskilda Banken AB	2.500%	5/28/26	EUR	14,700	17,322
SKF AB	1.625%	12/2/22	EUR	700	824
Svenska Cellulosa AB SCA	2.500%	6/9/23	EUR	700	861
Svenska Handelsbanken AB	0.250%	2/28/22	EUR	500	566
Svenska Handelsbanken AB	1.125%	12/14/22	EUR	14,000	16,304
Svenska Handelsbanken AB	2.250%	8/27/20	EUR	5,000	5,908
Svenska Handelsbanken AB	3.000%	11/20/20	GBP	4,100	5,405
Svenska Handelsbanken AB	4.375%	10/20/21	EUR	1,380	1,760
Sveriges Sakerstallda Obligationer AB	0.250%	1/20/21	EUR	8,000	9,134
Swedbank AB	0.300%	9/6/22	EUR	17,100	19,306
Swedbank AB	0.400%	8/29/23	EUR	100	112
Swedbank AB	1.250%	12/29/21	GBP	1,000	1,258
Swedbank Hypotek AB	1.000%	12/16/20	SEK	550,000	61,571
1 Telia Co. AB	3.000%	4/4/78	EUR	100	113
Telia Co. AB	3.500%	9/5/33	EUR	3,000	3,954
Telia Co. AB	3.875%	10/1/25	EUR	2,000	2,655
Telia Co. AB	4.000%	3/22/22	EUR	350	445
Telia Co. AB	4.750%	11/16/21	EUR	3,000	3,856
Volvo Treasury AB	2.375%	11/26/19	EUR	300	348
					464,089

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (0.4%)
Kingdom of Sweden	0.050%	2/12/20	EUR	21,200	24,174
Kingdom of Sweden	0.125%	4/24/23	EUR	30,000	34,143
Kingdom of Sweden	0.750%	5/12/28	SEK	7,000	775
2 Kingdom of Sweden	0.750%	11/12/29	SEK	289,000	31,347
Kingdom of Sweden	1.000%	11/12/26	SEK	345,700	39,425
2 Kingdom of Sweden	1.500%	11/13/23	SEK	424,200	49,644
Kingdom of Sweden	2.250%	6/1/32	SEK	175,000	22,133
Kingdom of Sweden	2.500%	5/12/25	SEK	129,300	16,163
Kingdom of Sweden	3.500%	6/1/22	SEK	290,750	35,918
Kingdom of Sweden	3.500%	3/30/39	SEK	131,450	20,037
Kingdom of Sweden	5.000%	12/1/20	SEK	216,000	26,285
Kommuninvest I Sverige AB	1.000%	9/15/21	SEK	300,000	33,470
Kommuninvest I Sverige AB	1.000%	11/13/23	SEK	170,000	18,801
Kommuninvest I Sverige AB	2.500%	12/1/20	SEK	25,000	2,875
SBAB Bank AB	0.250%	9/7/22	EUR	5,000	5,620
SBAB Bank AB	2.375%	9/4/20	EUR	4,000	4,730
Stockholms Lans Landsting	0.750%	2/26/25	EUR	5,000	5,742
Svensk Exportkredit AB	0.625%	12/7/20	GBP	1,000	1,266
1 Vattenfall AB	3.000%	3/19/77	EUR	5,000	5,443
Vattenfall AB	6.125%	12/16/19	GBP	3,000	4,034
Vattenfall AB	6.250%	3/17/21	EUR	8,000	10,385
Vattenfall AB	6.875%	4/15/39	GBP	5,000	9,926
					402,336
Total Sweden (Cost $1,531,982)					1,459,857
Switzerland (1.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
Credit Suisse AG	1.750%	1/15/21	EUR	47,600	56,089
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.000%	7/6/20	CHF	20,000	20,028
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.000%	7/5/22	CHF	17,500	17,518
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.125%	9/6/28	CHF	13,000	12,423
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.250%	1/18/27	CHF	10,000	9,841
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.375%	10/15/25	CHF	5,000	5,021
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.375%	1/26/26	CHF	8,000	8,009
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.375%	7/8/39	CHF	8,300	7,287
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.500%	6/15/29	CHF	15,000	14,783
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.500%	10/5/35	CHF	5,000	4,630
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.625%	5/16/31	CHF	3,500	3,435
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.625%	4/25/33	CHF	5,000	4,847
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.875%	5/7/35	CHF	2,000	1,981

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.000%	8/13/21	CHF	29,000	29,932
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.000%	5/21/24	CHF	10,600	11,096
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.000%	5/12/32	CHF	7,500	7,684
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.250%	9/29/23	CHF	6,980	7,380
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.375%	8/15/22	CHF	7,500	7,894
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.375%	2/14/24	CHF	8,000	8,518
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.375%	9/20/29	CHF	2,000	2,151
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.500%	8/2/33	CHF	17,500	19,062
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.625%	3/15/22	CHF	2,000	2,113
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.625%	7/3/30	CHF	2,000	2,203
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.875%	9/15/31	CHF	10,500	11,914
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.125%	6/28/23	CHF	61,000	66,852
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.250%	2/25/20	CHF	3,000	3,089
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.250%	8/13/32	CHF	10,200	12,116
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.375%	1/27/21	CHF	9,000	9,506
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.375%	1/25/24	CHF	3,500	3,917
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.500%	3/30/26	CHF	11,900	13,765
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.500%	2/16/27	CHF	2,000	2,332
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.750%	12/15/26	CHF	3,000	3,552
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.875%	2/14/22	CHF	3,000	3,288
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.000%	7/25/23	CHF	17,000	16,931
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.000%	6/14/24	CHF	32,500	32,220
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.050%	11/6/26	CHF	10,000	9,701
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.125%	3/12/24	CHF	15,000	14,975
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.125%	12/2/24	CHF	15,000	14,799
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.125%	9/2/31	CHF	7,000	6,419
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.250%	2/11/28	CHF	985	958

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.300%	6/6/31	CHF	7,500	7,067
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.375%	8/30/23	CHF	7,500	7,599
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.500%	7/28/25	CHF	5,000	5,065
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.500%	4/30/30	CHF	5,000	4,900
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.500%	9/20/30	CHF	17,500	17,010
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.650%	2/15/33	CHF	10,000	9,740
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.750%	4/15/24	CHF	1,000	1,031
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.750%	9/23/24	CHF	2,200	2,272
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.875%	4/16/21	CHF	2,000	2,048
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.875%	6/20/22	CHF	18,000	18,587
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	2/17/21	CHF	7,000	7,180
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	9/9/22	CHF	8,500	8,839
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	9/22/28	CHF	5,000	5,194
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.125%	4/28/23	CHF	6,675	6,993
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.250%	2/3/22	CHF	4,000	4,174
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.375%	3/19/27	CHF	8,000	8,593
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.375%	11/5/27	CHF	3,000	3,225
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.500%	9/3/20	CHF	4,000	4,111
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.500%	5/21/29	CHF	1,000	1,089
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.625%	6/17/26	CHF	7,000	7,646
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	2.000%	10/30/25	CHF	3,000	3,346
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	2.250%	6/16/23	CHF	10,500	11,562
UBS AG	1.375%	4/16/21	EUR	5,000	5,865
					643,395
Corporate Bonds (0.4%)
ABB Ltd.	2.250%	10/11/21	CHF	2,000	2,115
Adecco International Financial Services BV	1.000%	12/2/24	EUR	1,000	1,137
1 Aquarius and Investments plc for Zurich
Insurance Co. Ltd.	4.250%	10/2/43	EUR	6,810	8,504
Argentum Netherlands BV for Givaudan SA	2.000%	9/17/30	EUR	200	230
1 Argentum Netherlands BV for Swiss Life AG	4.375%	12/29/49	EUR	500	597
1 Cloverie plc for Swiss Reinsurance Co. Ltd.	6.625%	9/1/42	EUR	3,000	4,088

97

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	5,400	6,422
Coca-Cola HBC Finance BV	1.875%	11/11/24	EUR	200	239
Coca-Cola HBC Finance BV	2.375%	6/18/20	EUR	500	585
Credit Suisse AG	1.000%	6/7/23	EUR	10,000	11,537
Credit Suisse AG	1.375%	11/29/19	EUR	10,000	11,514
Credit Suisse AG	1.375%	1/31/22	EUR	15,748	18,439
Credit Suisse AG	3.500%	4/29/20	AUD	9,000	6,454
Credit Suisse AG	1.125%	9/15/20	EUR	5,800	6,714
Credit Suisse AG	1.500%	4/10/26	EUR	800	940
1 Credit Suisse Group AG	2.125%	9/12/25	GBP	1,000	1,221
Credit Suisse Group Funding Guernsey Ltd.	1.250%	4/14/22	EUR	5,600	6,435
Credit Suisse Group Funding Guernsey Ltd.	3.000%	5/27/22	GBP	1,500	1,973
1 Demeter Investments BV for Zurich
Insurance Co. Ltd.	3.500%	10/1/46	EUR	10,000	11,876
1 ELM BV for Swiss Life Insurance &
Pension Group	4.500%	12/29/49	EUR	500	593
1 ELM BV for Swiss Reinsurance Co. Ltd.	2.600%	12/29/49	EUR	9,250	10,503
Flughafen Zuerich AG	1.500%	4/17/23	CHF	3,000	3,180
Glencore Canada Financial Corp.	7.375%	5/27/20	GBP	8,850	12,252
Glencore Finance Europe Ltd.	1.250%	3/17/21	EUR	5,000	5,725
Glencore Finance Europe Ltd.	1.625%	1/18/22	EUR	500	572
Glencore Finance Europe Ltd.	1.750%	3/17/25	EUR	11,500	12,532
Glencore Finance Europe Ltd.	6.000%	4/3/22	GBP	8,000	11,383
Holcim Finance Luxembourg SA	1.375%	5/26/23	EUR	10,500	12,024
Holcim Finance Luxembourg SA	3.000%	1/22/24	EUR	1,100	1,341
Holcim Overseas Finance Ltd.	3.375%	6/10/21	CHF	2,000	2,151
Holcim US Finance Sarl & Cie SCS	2.625%	9/7/20	EUR	130	154
LafargeHolcim Ltd.	3.000%	11/22/22	CHF	3,000	3,264
LafargeHolcim Sterling Finance
Netherlands BV	3.000%	5/12/32	GBP	100	116
LGT Bank AG	1.500%	5/10/21	CHF	1,000	1,034
Nestle Finance International Ltd.	0.375%	1/18/24	EUR	12,000	13,513
Nestle Finance International Ltd.	1.750%	9/12/22	EUR	6,100	7,339
Nestle Finance International Ltd.	1.750%	11/2/37	EUR	9,100	10,364
Nestle Finance International Ltd.	2.250%	11/30/23	GBP	900	1,191
Nestle Holdings Inc.	1.750%	12/9/20	GBP	12,000	15,503
Novartis AG	0.625%	11/13/29	CHF	2,750	2,682
Novartis Finance SA	0.125%	9/20/23	EUR	100	112
Novartis Finance SA	0.500%	8/14/23	EUR	5,000	5,717
Novartis Finance SA	0.625%	9/20/28	EUR	100	107
Novartis Finance SA	1.375%	8/14/30	EUR	9,000	10,095
Novartis Finance SA	1.625%	11/9/26	EUR	5,000	5,961
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.500%	5/5/28	CHF	8,000	7,963
Richemont International Holding SA	1.000%	3/26/26	EUR	15,000	16,826
Richemont International Holding SA	2.000%	3/26/38	EUR	15,000	16,389
Roche Finance Europe BV	0.500%	2/27/23	EUR	9,000	10,349
Roche Finance Europe BV	0.875%	2/25/25	EUR	500	578
Roche Holdings Inc.	6.500%	3/4/21	EUR	16,195	21,172
UBS AG	1.125%	6/30/20	EUR	5,000	5,779
UBS AG	1.250%	12/10/20	GBP	4,000	5,083
UBS AG	1.250%	9/3/21	EUR	6,700	7,824
UBS Group Funding Jersey Ltd.	1.250%	9/1/26	EUR	38,300	42,251
UBS Group Funding Jersey Ltd.	1.500%	11/30/24	EUR	12,700	14,566

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
UBS Group Funding Jersey Ltd.	1.750%	11/16/22	EUR	5,000	5,881
UBS Group Funding Jersey Ltd.	2.125%	3/4/24	EUR	800	950
1 UBS Group Funding Switzerland AG	1.250%	4/17/25	EUR	11,000	12,348
Willow No.2 Ireland plc for Zurich Insurance
Co. Ltd.	3.375%	6/27/22	EUR	1,000	1,253
					419,640
Sovereign Bonds (0.5%)
Basellandschaftliche Kantonalbank	0.000%	3/23/23	CHF	6,000	5,982
Basellandschaftliche Kantonalbank	1.750%	11/9/20	CHF	9,500	9,849
Basler Kantonalbank	0.000%	4/11/22	CHF	5,000	5,005
Basler Kantonalbank	0.300%	6/22/27	CHF	4,500	4,414
Basler Kantonalbank	2.500%	3/24/21	CHF	9,300	9,885
Canton of Basel-City	3.250%	1/31/20	CHF	3,000	3,122
Canton of Geneva Switzerland	0.400%	4/28/36	CHF	5,000	4,607
Canton of Geneva Switzerland	1.500%	3/5/32	CHF	1,600	1,752
Canton of Geneva Switzerland	1.625%	7/30/29	CHF	3,550	3,933
Canton of Geneva Switzerland	2.125%	6/15/20	CHF	5,000	5,180
Canton of Geneva Switzerland	2.250%	2/22/21	CHF	4,600	4,858
Canton of Vaud	2.000%	10/24/33	CHF	8,905	10,604
Canton of Zurich	0.000%	6/27/25	CHF	10,000	9,911
Canton of Zurich	0.500%	12/3/20	CHF	4,595	4,663
Canton of Zurich	1.250%	7/29/22	CHF	7,300	7,691
Canton of Zurich	1.250%	12/3/32	CHF	3,000	3,227
Canton of Zurich	2.000%	7/29/38	CHF	5,000	6,073
Lunar Funding V for Swisscom AG	1.875%	9/8/21	EUR	2,000	2,373
Luzerner Kantonalbank AG	0.200%	4/11/25	CHF	2,940	2,923
Luzerner Kantonalbank AG	1.125%	6/30/23	CHF	8,000	8,376
Swiss Confederation	0.000%	6/22/29	CHF	26,000	25,613
Swiss Confederation	0.500%	5/27/30	CHF	12,000	12,399
Swiss Confederation	0.500%	6/27/32	CHF	1,700	1,743
Swiss Confederation	0.500%	5/30/58	CHF	8,000	7,788
Swiss Confederation	1.250%	6/11/24	CHF	21,200	22,920
Swiss Confederation	1.250%	5/28/26	CHF	30,800	33,846
Swiss Confederation	1.250%	6/27/37	CHF	25,200	28,603
Swiss Confederation	1.500%	7/24/25	CHF	17,450	19,349
Swiss Confederation	1.500%	4/30/42	CHF	48,600	58,562
Swiss Confederation	2.000%	4/28/21	CHF	3,850	4,082
Swiss Confederation	2.000%	5/25/22	CHF	49,400	53,530
Swiss Confederation	2.000%	6/25/64	CHF	6,800	10,506
Swiss Confederation	2.250%	7/6/20	CHF	9,500	9,913
Swiss Confederation	2.250%	6/22/31	CHF	17,500	21,785
Swiss Confederation	2.500%	3/8/36	CHF	6,150	8,189
Swiss Confederation	3.250%	6/27/27	CHF	9,000	11,523
Swiss Confederation	3.500%	4/8/33	CHF	10,600	15,219
Swiss Confederation	4.000%	2/11/23	CHF	2,405	2,848
Swiss Confederation	4.000%	4/8/28	CHF	400	547
Swiss Confederation	4.000%	1/6/49	CHF	4,500	8,726
Swisscom AG	1.750%	7/10/24	CHF	2,000	2,158
Swisscom AG	2.625%	8/31/22	CHF	11,000	12,022
Syngenta Finance NV	1.875%	11/2/21	EUR	5,800	6,771
Zuercher Kantonalbank	0.030%	2/11/22	CHF	5,000	5,012
Zuercher Kantonalbank	0.125%	5/13/26	CHF	1,640	1,608
Zuercher Kantonalbank	0.250%	3/31/21	CHF	20,000	20,179
Zuercher Kantonalbank	0.250%	1/27/26	CHF	5,000	4,957

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Zuercher Kantonalbank	1.250%	1/31/22	CHF	17,000	17,721
Zuercher Kantonalbank	2.125%	6/29/22	CHF	16,400	17,687
					560,234
Total Switzerland (Cost $1,668,563)					1,623,269
Thailand (0.6%)
Sovereign Bonds (0.6%)
Kingdom of Thailand	1.875%	6/17/22	THB	1,700,000	50,593
Kingdom of Thailand	2.125%	12/17/26	THB	400,000	11,545
Kingdom of Thailand	2.550%	6/26/20	THB	2,500,000	76,127
Kingdom of Thailand	2.875%	12/17/28	THB	823,550	24,877
Kingdom of Thailand	2.875%	6/17/46	THB	1,129,525	30,665
Kingdom of Thailand	3.400%	6/17/36	THB	3,221,200	99,134
Kingdom of Thailand	3.450%	3/8/19	THB	200,000	6,072
Kingdom of Thailand	3.580%	12/17/27	THB	1,077,000	34,492
Kingdom of Thailand	3.600%	6/17/67	THB	592,500	16,884
Kingdom of Thailand	3.625%	6/16/23	THB	600,000	19,072
Kingdom of Thailand	3.650%	12/17/21	THB	2,200,000	69,365
Kingdom of Thailand	3.650%	6/20/31	THB	1,330,000	42,102
Kingdom of Thailand	3.775%	6/25/32	THB	1,584,000	50,796
Kingdom of Thailand	3.800%	6/14/41	THB	150,000	4,787
Kingdom of Thailand	3.850%	12/12/25	THB	1,250,000	40,665
Kingdom of Thailand	3.875%	6/13/19	THB	700,000	21,384
Kingdom of Thailand	4.000%	6/17/66	THB	85,000	2,712
Kingdom of Thailand	4.260%	12/12/37	THB	277,000	9,356
Kingdom of Thailand	4.675%	6/29/44	THB	751,000	27,453
Kingdom of Thailand	4.875%	6/22/29	THB	1,740,000	61,496
Kingdom of Thailand	5.500%	3/13/23	THB	130,000	4,430
Kingdom of Thailand	5.670%	3/13/28	THB	120,000	4,467
Total Thailand (Cost $713,279)					708,474
United Arab Emirates (0.0%)
Sovereign Bonds (0.0%)
Emirates Telecommunications Group Co.
PJSC	1.750%	6/18/21	EUR	4,500	5,283
Emirates Telecommunications Group Co.
PJSC	2.750%	6/18/26	EUR	3,000	3,698
IPIC GMTN Ltd.	3.625%	5/30/23	EUR	3,000	3,835
IPIC GMTN Ltd.	5.875%	3/14/21	EUR	7,500	9,622
IPIC GMTN Ltd.	6.875%	3/14/26	GBP	640	1,063
Total United Arab Emirates (Cost $24,245)					23,501
United Kingdom (7.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.4%)
AA Bond Co. Ltd.	2.875%	1/31/22	GBP	4,000	4,914
AA Bond Co. Ltd.	4.249%	7/31/20	GBP	4,100	5,377
AA Bond Co. Ltd.	6.269%	7/31/25	GBP	2,000	2,731
Arqiva Financing plc	4.040%	6/30/20	GBP	1,800	2,369
Arqiva Financing plc	4.882%	12/31/32	GBP	2,900	4,100
Artesian Finance II plc	6.000%	9/30/33	GBP	1,990	3,539
Aspire Defence Finance plc	4.674%	3/31/40	GBP	2,383	3,674
Aspire Defence Finance plc	4.674%	3/31/40	GBP	1,833	2,823
Bank of Scotland plc	3.875%	2/7/20	EUR	19,300	22,979
Bank of Scotland plc	4.500%	7/13/21	EUR	6,160	7,803

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Bank of Scotland plc	4.750%	6/8/22	EUR	1,840	2,418
	Bank of Scotland plc	4.875%	12/20/24	GBP	1,400	2,109
	Barclays Bank plc	4.000%	1/12/21	EUR	15,500	19,105
	Barclays Bank plc	4.250%	1/12/22	GBP	3,600	5,013
1	Broadgate Financing plc	4.999%	10/5/33	GBP	4,000	6,117
1	Broadgate Financing plc	5.098%	4/5/35	GBP	8,375	12,287
1	Canary Wharf Finance II plc	6.455%	10/22/33	GBP	250	401
	Clydesdale Bank plc	4.625%	6/8/26	GBP	13,000	19,817
	Co-Operative Bank plc	4.750%	11/11/21	GBP	8,900	12,165
	Coventry Building Society	0.500%	1/12/24	EUR	900	1,017
12	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	1,087	1,746
	Derby Healthcare plc	5.564%	6/30/41	GBP	1,168	1,925
	Dignity Finance plc	3.546%	12/31/34	GBP	3,514	4,752
	Green King Finance plc	4.064%	3/15/35	GBP	1,806	2,440
	Greene King Finance plc	5.318%	9/15/31	GBP	1,045	1,533
	High Speed Rail Finance (1) plc	4.375%	11/1/38	GBP	6,700	10,216
	Highbury Finance BV	7.017%	3/20/23	GBP	635	938
	Integrated Accommodation Services plc	6.480%	3/31/29	GBP	606	956
1	Intu SGS Finance plc	4.625%	3/17/33	GBP	2,000	2,775
	Juturna European Loan Conduit No 16 plc	5.064%	8/10/33	GBP	4,083	6,285
	Leeds Building Society	4.875%	11/16/20	GBP	2,000	2,746
	Lloyds Bank plc	0.500%	7/22/20	EUR	1,000	1,144
	Lloyds Bank plc	1.375%	4/16/21	EUR	35,800	41,874
	Lloyds Bank plc	1.750%	3/31/22	GBP	3,300	4,271
	Lloyds Bank plc	4.000%	9/29/20	EUR	1,000	1,220
	Lloyds Bank plc	4.875%	1/13/23	EUR	8,200	11,039
	Lloyds Bank plc	4.875%	3/30/27	GBP	3,081	4,814
	Lloyds Bank plc	5.125%	3/7/25	GBP	15,200	23,272
	Lloyds Bank plc	6.000%	2/8/29	GBP	15,350	26,490
1	Longstone Finance plc	4.791%	4/19/36	GBP	784	1,150
1	Marston’s Issuer plc	5.158%	10/15/27	GBP	1,150	1,410
	Nationwide Building Society	0.625%	3/25/27	EUR	11,790	12,982
	Nationwide Building Society	1.375%	6/29/32	EUR	16,000	18,018
	Nationwide Building Society	2.250%	6/25/29	EUR	5,000	6,262
	Nationwide Building Society	4.375%	2/28/22	EUR	17,000	21,921
	Nationwide Building Society	4.625%	2/8/21	EUR	3,100	3,879
	Nationwide Building Society	5.625%	1/28/26	GBP	1,500	2,421
	Nats En Route plc	5.250%	3/31/26	GBP	2,776	4,059
1	Octagon Healthcare Funding plc	5.333%	6/30/36	GBP	843	1,318
	Royal Bank of Scotland plc	3.875%	10/19/20	EUR	22,000	26,847
	Royal Bank of Scotland plc	5.125%	1/13/24	GBP	500	750
	Santander UK plc	0.250%	8/9/21	EUR	10,000	11,369
	Santander UK plc	0.250%	4/21/22	EUR	20,000	22,654
	Santander UK plc	1.250%	9/18/24	EUR	6,700	7,871
	Santander UK plc	1.625%	11/26/20	EUR	18,000	21,084
	Santander UK plc	5.125%	4/14/21	GBP	5,900	8,226
	Santander UK plc	5.250%	2/16/29	GBP	758	1,243
1	Santander UK plc	5.750%	3/2/27	GBP	5,855	9,453
	Telereal Secured Finance plc	4.010%	12/10/31	GBP	4,572	6,211
1	Telereal Securitisation plc	5.389%	12/10/33	GBP	2,312	3,500
	Yorkshire Building Society	1.250%	6/11/21	EUR	7,000	8,168
						491,990

101

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Corporate Bonds (2.2%)
3i Group plc	5.750%	12/3/32	GBP	5,000	7,931
A2Dominion Housing Group Ltd.	3.500%	11/15/28	GBP	6,200	8,028
ABP Finance plc	6.250%	12/14/26	GBP	4,300	6,680
Admiral Group plc	5.500%	7/25/24	GBP	2,400	3,328
Affinity Sutton Capital Markets plc	4.250%	10/8/42	GBP	2,500	3,779
Affinity Sutton Capital Markets plc	5.981%	9/17/38	GBP	300	548
Affinity Water Finance 2004 plc	5.875%	7/13/26	GBP	2,150	3,453
Affinity Water Programme Finance Ltd.	4.500%	3/31/36	GBP	4,500	7,111
Anglian Water Services Financing plc	2.625%	6/15/27	GBP	3,400	4,110
Anglian Water Services Financing plc	6.625%	1/15/29	GBP	615	1,065
Anglian Water Services Financing plc	6.875%	8/21/23	GBP	4,300	6,785
Annington Funding plc	1.650%	7/12/24	EUR	3,800	4,228
Annington Funding plc	2.646%	7/12/25	GBP	1,000	1,257
Annington Funding plc	3.184%	7/12/29	GBP	3,000	3,775
Annington Funding plc	3.685%	7/12/34	GBP	7,900	10,090
Annington Funding plc	3.935%	7/12/47	GBP	800	1,016
AstraZeneca plc	0.250%	5/12/21	EUR	1,000	1,135
AstraZeneca plc	1.250%	5/12/28	EUR	100	111
AstraZeneca plc	5.750%	11/13/31	GBP	5,000	8,367
1 Aviva plc	3.375%	12/4/45	EUR	3,000	3,382
1 Aviva plc	3.875%	7/3/44	EUR	300	351
1 Aviva plc	4.375%	9/12/49	GBP	300	362
1 Aviva plc	5.125%	6/4/50	GBP	3,000	3,781
1 Aviva plc	5.902%	11/29/49	GBP	2,300	2,984
1 Aviva plc	6.125%	11/14/36	GBP	3,350	4,677
1 Aviva plc	6.125%	7/5/43	EUR	1,000	1,302
1 Aviva plc	6.125%	9/29/49	GBP	1,200	1,633
1 Aviva plc	6.625%	6/3/41	GBP	2,500	3,480
1 Aviva plc	6.875%	11/29/49	GBP	3,500	4,593
1 Aviva plc	6.875%	5/20/58	GBP	2,327	3,457
Babcock International Group plc	1.750%	10/6/22	EUR	7,800	9,104
Babcock International Group plc	1.875%	10/5/26	GBP	4,000	4,722
BAE Systems plc	4.125%	6/8/22	GBP	6,000	8,258
Bank of Scotland plc	9.375%	5/15/21	GBP	3,620	5,410
Barclays Bank plc	2.125%	2/24/21	EUR	5,000	5,916
Barclays Bank plc	4.250%	3/2/22	EUR	10,000	12,848
Barclays Bank plc	6.000%	1/14/21	EUR	3,000	3,750
Barclays Bank plc	6.625%	3/30/22	EUR	7,159	9,373
Barclays Bank plc	10.000%	5/21/21	GBP	8,533	12,837
Barclays plc	1.500%	4/1/22	EUR	1,000	1,150
Barclays plc	1.875%	3/23/21	EUR	200	234
Barclays plc	3.250%	2/12/27	GBP	655	814
Barclays plc	3.250%	1/17/33	GBP	8,500	9,726
BAT Capital Corp.	2.125%	8/15/25	GBP	1,300	1,603
BAT International Finance plc	0.875%	10/13/23	EUR	8,615	9,648
BAT International Finance plc	1.000%	5/23/22	EUR	700	801
BAT International Finance plc	1.750%	7/5/21	GBP	2,700	3,451
BAT International Finance plc	2.250%	1/16/30	EUR	10,600	11,535
BAT International Finance plc	2.250%	9/9/52	GBP	3,000	2,742
BAT International Finance plc	2.375%	1/19/23	EUR	100	120
BAT International Finance plc	2.750%	3/25/25	EUR	7,850	9,536
BAT International Finance plc	3.125%	3/6/29	EUR	8,100	9,780
BAT International Finance plc	4.000%	9/4/26	GBP	1,500	2,072

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
BAT International Finance plc	4.875%	2/24/21	EUR	5,250	6,582
BAT International Finance plc	5.750%	7/5/40	GBP	400	668
BAT International Finance plc	6.000%	11/24/34	GBP	1,000	1,663
BAT International Finance plc	6.375%	12/12/19	GBP	6,311	8,493
Bazalgette Finance plc	2.375%	11/29/27	GBP	1,200	1,506
BG Energy Capital plc	1.250%	11/21/22	EUR	6,400	7,517
BG Energy Capital plc	2.250%	11/21/29	EUR	11,411	13,898
BG Energy Capital plc	5.000%	11/4/36	GBP	300	513
BG Energy Capital plc	5.125%	12/1/25	GBP	5,000	7,720
BP Capital Markets plc	0.830%	9/19/24	EUR	8,000	9,044
BP Capital Markets plc	1.000%	8/28/20	CHF	2,000	2,033
BP Capital Markets plc	1.077%	6/26/25	EUR	4,300	4,887
BP Capital Markets plc	1.177%	8/12/23	GBP	3,100	3,878
BP Capital Markets plc	1.373%	3/3/22	EUR	2,700	3,173
BP Capital Markets plc	1.526%	9/26/22	EUR	11,100	13,144
BP Capital Markets plc	1.573%	2/16/27	EUR	5,000	5,788
BP Capital Markets plc	1.637%	6/26/29	EUR	2,729	3,122
BP Capital Markets plc	1.953%	3/3/25	EUR	7,200	8,627
BP Capital Markets plc	2.030%	2/14/25	GBP	300	384
BP Capital Markets plc	2.177%	9/28/21	EUR	5,700	6,846
BP Capital Markets plc	2.213%	9/25/26	EUR	13,000	15,801
BP Capital Markets plc	2.972%	2/27/26	EUR	4,100	5,232
BP Capital Markets plc	3.497%	11/9/20	CAD	12,000	9,209
BPHA Finance plc	4.816%	4/11/44	GBP	1,000	1,600
Brambles Finance Ltd.	2.375%	6/12/24	EUR	400	485
British Land Co. plc	2.375%	9/14/29	GBP	1,400	1,706
British Telecommunications plc	0.625%	3/10/21	EUR	11,000	12,560
British Telecommunications plc	1.000%	11/21/24	EUR	100	110
British Telecommunications plc	1.125%	3/10/23	EUR	1,600	1,825
British Telecommunications plc	1.500%	6/23/27	EUR	700	759
British Telecommunications plc	1.750%	3/10/26	EUR	19,420	21,987
British Telecommunications plc	5.750%	12/7/28	GBP	3,990	6,288
British Telecommunications plc	6.375%	6/23/37	GBP	1,500	2,566
BUPA Finance plc	2.000%	4/5/24	GBP	11,000	13,949
BUPA Finance plc	3.375%	6/17/21	GBP	7,400	9,884
Cadent Finance plc	0.625%	9/22/24	EUR	17,320	19,192
Cadent Finance plc	1.125%	9/22/21	GBP	3,700	4,674
Cadent Finance plc	2.125%	9/22/28	GBP	10,508	12,604
Cadent Finance plc	2.625%	9/22/38	GBP	100	115
Cadent Finance plc	2.750%	9/22/46	GBP	950	1,067
Cadent Finance plc	3.125%	3/21/40	GBP	200	246
1 Centrica plc	3.000%	4/10/76	EUR	100	116
Centrica plc	4.250%	9/12/44	GBP	5,450	7,727
Centrica plc	4.375%	3/13/29	GBP	4,800	6,899
Centrica plc	6.375%	3/10/22	GBP	1,050	1,550
Centrica plc	7.000%	9/19/33	GBP	1,400	2,558
Chancellor Masters and Scholars of the
University of Oxford	2.544%	12/8/17	GBP	7,000	7,978
1 Channel Link Enterprises Finance plc	3.043%	6/30/50	GBP	3,200	4,032
Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	2,650	5,429
Close Brothers Finance plc	3.875%	6/27/21	GBP	3,000	4,021
CNH Industrial Finance Europe SA	1.750%	9/12/25	EUR	8,400	9,367
CNH Industrial Finance Europe SA	1.875%	1/19/26	EUR	500	556
CNH Industrial Finance Europe SA	2.875%	5/17/23	EUR	7,000	8,436

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Coca-Cola European Partners plc	0.750%	2/24/22	EUR	6,000	6,896
	Coca-Cola European Partners plc	1.125%	5/26/24	EUR	5,300	6,101
	Coca-Cola European Partners plc	1.750%	5/26/28	EUR	5,100	5,880
	Coca-Cola European Partners plc	2.000%	12/5/19	EUR	1,000	1,152
	Coca-Cola European Partners plc	2.375%	5/7/25	EUR	3,000	3,671
	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	700	1,159
	Compass Group International BV	0.625%	7/3/24	EUR	1,700	1,905
	Compass Group plc	2.000%	7/3/29	GBP	500	617
	Coventry Building Society	1.000%	5/5/20	GBP	2,000	2,538
	Coventry Building Society	2.500%	11/18/20	EUR	6,546	7,768
	Coventry Building Society	5.875%	9/28/22	GBP	15,868	23,229
	CPUK Finance Ltd.	2.666%	2/28/20	GBP	1,000	1,292
1	CPUK Finance Ltd.	7.239%	2/28/42	GBP	2,700	4,214
	Crh Finance UK plc	4.125%	12/2/29	GBP	4,200	5,926
1	CYBG plc	3.125%	6/22/25	GBP	5,000	6,148
1	CYBG plc	5.000%	2/9/26	GBP	800	1,043
	Delphi Automotive plc	1.500%	3/10/25	EUR	5,822	6,283
	Delphi Automotive plc	1.600%	9/15/28	EUR	4,030	4,077
	Diageo Finance plc	0.000%	11/17/20	EUR	700	793
	Diageo Finance plc	0.500%	6/19/24	EUR	854	949
	Diageo Finance plc	1.750%	9/23/24	EUR	200	238
	DS Smith plc	2.250%	9/16/22	EUR	100	118
	Dwr Cymru Financing Ltd.	2.500%	3/31/36	GBP	600	742
13	Dwr Cymru Financing Ltd.	6.015%	3/31/28	GBP	500	836
	Dwr Cymru Financing Ltd.	6.907%	3/31/21	GBP	567	819
	East Finance plc	5.486%	6/15/42	GBP	297	511
	Eastern Power Networks plc	4.750%	9/30/21	GBP	2,400	3,342
	Eastern Power Networks plc	5.750%	3/8/24	GBP	3,000	4,502
	Eastern Power Networks plc	6.250%	11/12/36	GBP	200	362
	easyJet plc	1.750%	2/9/23	EUR	800	930
	Electricity North West Ltd.	8.875%	3/25/26	GBP	2,000	3,645
	ELM BV for RELX Finance	2.500%	9/24/20	EUR	1,000	1,186
	EMH Treasury plc	4.500%	1/29/44	GBP	394	599
	ENW Finance plc	6.125%	7/21/21	GBP	1,000	1,430
	Eversholt Funding plc	3.529%	8/7/42	GBP	1,400	1,702
	Eversholt Funding plc	5.831%	12/2/20	GBP	800	1,108
	Eversholt Funding plc	6.359%	12/2/25	GBP	500	775
	Eversholt Funding plc	6.697%	2/22/35	GBP	1,800	2,902
	Experian Finance plc	1.375%	6/25/26	EUR	100	113
	Experian Finance plc	3.500%	10/15/21	GBP	6,815	9,155
	Experian Finance plc	4.750%	2/4/20	EUR	4,000	4,804
	FCE Bank plc	0.869%	9/13/21	EUR	1,000	1,114
	FCE Bank plc	1.114%	5/13/20	EUR	16,199	18,489
	FCE Bank plc	1.134%	2/10/22	EUR	1,430	1,595
	FCE Bank plc	1.528%	11/9/20	EUR	3,200	3,680
	FCE Bank plc	1.615%	5/11/23	EUR	400	445
	FCE Bank plc	1.875%	6/24/21	EUR	5,000	5,740
	FCE Bank plc	2.759%	11/13/19	GBP	5,100	6,560
	FCE Bank plc	3.250%	11/19/20	GBP	2,000	2,588
	Fidelity International Ltd.	2.500%	11/4/26	EUR	1,157	1,303
	Fidelity International Ltd.	7.125%	2/13/24	GBP	2,000	3,086
	Firstgroup plc	5.250%	11/29/22	GBP	15,714	21,695
	Firstgroup plc	6.875%	9/18/24	GBP	2,660	3,988
	Firstgroup plc	8.750%	4/8/21	GBP	5,000	7,283

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Friends Life Holdings plc	8.250%	4/21/22	GBP	3,000	4,549
G4S International Finance plc	1.500%	1/9/23	EUR	1,700	1,948
G4S International Finance plc	1.500%	6/2/24	EUR	11,900	13,424
G4S International Finance plc	1.875%	5/24/25	EUR	22,300	25,174
1 Gatwick Funding Ltd.	2.625%	10/7/48	GBP	1,200	1,310
Gatwick Funding Ltd.	3.125%	9/28/39	GBP	4,100	5,031
Gatwick Funding Ltd.	3.250%	2/26/48	GBP	300	369
1 Gatwick Funding Ltd.	5.250%	1/23/26	GBP	1,000	1,463
1 Gatwick Funding Ltd.	5.750%	1/23/39	GBP	500	841
1 Gatwick Funding Ltd.	6.125%	3/2/28	GBP	5,950	9,347
Genfinance II plc	6.064%	12/21/39	GBP	4,400	7,816
GKN Holdings Ltd.	3.375%	5/12/32	GBP	800	953
GlaxoSmithKline Capital plc	0.625%	12/2/19	EUR	5,327	6,087
GlaxoSmithKline Capital plc	1.000%	9/12/26	EUR	100	112
GlaxoSmithKline Capital plc	1.250%	5/21/26	EUR	15,000	17,128
GlaxoSmithKline Capital plc	1.375%	12/2/24	EUR	350	410
GlaxoSmithKline Capital plc	1.750%	5/21/30	EUR	10,400	12,064
GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	3,400	4,758
GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	1,000	1,354
GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	600	941
GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	7,339	12,356
GlaxoSmithKline Capital plc	5.250%	4/10/42	GBP	355	627
GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	1,145	2,226
Global Switch Holdings Ltd.	1.500%	1/31/24	EUR	1,200	1,347
Global Switch Holdings Ltd.	2.250%	5/31/27	EUR	500	557
Global Switch Holdings Ltd.	4.375%	12/13/22	GBP	1,000	1,392
Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	500	786
Great Rolling Stock Co. Ltd.	6.250%	7/27/20	GBP	5,200	7,155
Great Rolling Stock Co. Ltd.	6.875%	7/27/35	GBP	778	1,245
Guinness Partnership Ltd.	4.000%	10/24/44	GBP	978	1,419
Gwynt Y Mor Ofto plc	2.778%	2/17/34	GBP	2,466	3,202
Hammerson plc	2.000%	7/1/22	EUR	7,200	8,469
Hammerson plc	3.500%	10/27/25	GBP	300	390
Hammerson plc	6.000%	2/23/26	GBP	4,000	5,984
Hammerson plc	7.250%	4/21/28	GBP	10,700	17,745
1 HBOS plc	4.500%	3/18/30	EUR	3,000	3,737
1 Heathrow Funding Ltd.	1.500%	2/11/32	EUR	10,000	10,963
1 Heathrow Funding Ltd.	1.875%	5/23/24	EUR	300	356
Heathrow Funding Ltd.	1.875%	7/12/32	EUR	1,200	1,340
Heathrow Funding Ltd.	2.750%	8/9/49	GBP	850	950
Heathrow Funding Ltd.	3.400%	3/8/28	CAD	7,000	5,081
Heathrow Funding Ltd.	4.625%	10/31/46	GBP	500	774
Heathrow Funding Ltd.	5.225%	2/15/23	GBP	2,200	3,198
Heathrow Funding Ltd.	5.875%	5/13/41	GBP	12,400	21,996
Heathrow Funding Ltd.	6.000%	3/20/20	GBP	10,000	13,546
Heathrow Funding Ltd.	6.450%	12/10/31	GBP	3,050	5,340
Heathrow Funding Ltd.	7.125%	2/14/24	GBP	3,320	5,156
Hiscox Ltd.	2.000%	12/14/22	GBP	700	887
1 Hiscox Ltd.	6.125%	11/24/45	GBP	1,000	1,335
1 HSBC Bank Capital Funding Sterling 1 LP	5.844%	11/29/49	GBP	250	384
1 HSBC Bank Capital Funding Sterling 2 LP	5.862%	4/29/49	GBP	1,000	1,331
HSBC Bank plc	4.000%	1/15/21	EUR	9,500	11,701
HSBC Bank plc	4.750%	3/24/46	GBP	100	145
1 HSBC Bank plc	5.375%	11/4/30	GBP	1,000	1,454

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
HSBC Bank plc	5.375%	8/22/33	GBP	2,000	3,045
HSBC Bank plc	6.250%	1/30/41	GBP	66	113
HSBC Bank plc	6.500%	7/7/23	GBP	5,000	7,528
HSBC Holdings plc	0.875%	9/6/24	EUR	20,600	22,930
HSBC Holdings plc	1.500%	3/15/22	EUR	21,200	24,789
1 HSBC Holdings plc	2.175%	6/27/23	GBP	14,100	17,912
1 HSBC Holdings plc	2.256%	11/13/26	GBP	6,000	7,339
HSBC Holdings plc	2.625%	8/16/28	GBP	20,125	24,784
HSBC Holdings plc	3.000%	6/30/25	EUR	26,200	32,022
HSBC Holdings plc	3.196%	12/5/23	CAD	10,000	7,434
HSBC Holdings plc	6.000%	3/29/40	GBP	14,250	22,286
HSBC Holdings plc	6.750%	9/11/28	GBP	2,750	4,381
HSBC Holdings plc	7.000%	4/7/38	GBP	1,000	1,720
Hyde Housing Association Ltd.	5.125%	7/23/40	GBP	275	448
Imperial Brands Finance plc	3.375%	2/26/26	EUR	500	623
Imperial Brands Finance plc	4.875%	6/7/32	GBP	7,050	10,168
Imperial Brands Finance plc	5.000%	12/2/19	EUR	3,000	3,582
Imperial Brands Finance plc	9.000%	2/17/22	GBP	12,400	19,296
InterContinental Hotels Group plc	3.875%	11/28/22	GBP	3,500	4,782
Intu Metrocentre Finance plc	4.125%	12/6/23	GBP	2,000	2,700
1 Intu SGS Finance plc	3.875%	3/17/28	GBP	1,500	1,989
Investec Bank plc	9.625%	2/17/22	GBP	1,000	1,509
Investec plc	4.500%	5/5/22	GBP	4,000	5,405
ITV plc	2.125%	9/21/22	EUR	100	118
Kennedy Wilson Europe Real Estate plc	3.950%	6/30/22	GBP	2,000	2,626
Land Securities Capital Markets plc	1.974%	2/8/24	GBP	1,000	1,277
Land Securities Capital Markets plc	2.375%	3/29/27	GBP	800	1,027
Land Securities Capital Markets plc	2.750%	9/22/57	GBP	1,300	1,559
Leeds Building Society	0.125%	4/21/20	EUR	900	1,022
Leeds Building Society	0.500%	7/3/24	EUR	500	563
Leeds Building Society	1.375%	5/5/22	EUR	22,195	25,489
Leeds Building Society	2.625%	4/1/21	EUR	22,000	26,120
1 Leeds Building Society	3.750%	4/25/29	GBP	500	598
Legal & General Finance plc	5.875%	12/11/31	GBP	3,000	5,113
1 Legal & General Group plc	5.375%	10/27/45	GBP	5,400	7,289
1 Legal & General Group plc	5.500%	6/27/64	GBP	2,400	3,076
1 Legal & General Group plc	10.000%	7/23/41	GBP	3,200	4,871
Lendlease Europe Finance plc	6.125%	10/12/21	GBP	21,000	29,801
Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	1,797	2,889
1 Liverpool Victoria Friendly Society Ltd.	6.500%	5/22/43	GBP	600	824
Lloyds Bank plc	0.625%	4/20/20	EUR	5,000	5,723
Lloyds Bank plc	0.625%	9/14/22	EUR	8,780	10,064
1 Lloyds Bank plc	5.750%	7/9/25	GBP	3,650	4,897
Lloyds Bank plc	6.500%	3/24/20	EUR	2,000	2,457
Lloyds Bank plc	6.500%	9/17/40	GBP	2,050	3,845
Lloyds Bank plc	7.500%	4/15/24	GBP	1,170	1,887
Lloyds Bank plc	7.625%	4/22/25	GBP	8,190	13,137
Lloyds Banking Group plc	0.482%	12/14/23	JPY	1,400,000	12,249
Lloyds Banking Group plc	0.750%	11/9/21	EUR	800	915
Lloyds Banking Group plc	1.000%	11/9/23	EUR	200	222
Lloyds Banking Group plc	2.250%	10/16/24	GBP	1,400	1,733
Lloyds Banking Group plc	4.000%	3/7/25	AUD	9,400	6,635
Lloyds Banking Group plc	4.250%	11/22/27	AUD	3,460	2,427
London & Quadrant Housing Trust Ltd.	2.625%	5/5/26	GBP	4,000	5,185

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
London & Quadrant Housing Trust Ltd.	4.625%	12/5/33	GBP	500	767
London & Quadrant Housing Trust Ltd.	5.500%	1/27/40	GBP	400	688
London & Quadrant Housing Trust Ltd.	2.750%	7/20/57	GBP	2,000	2,224
London & Quadrant Housing Trust Ltd.	3.125%	2/28/53	GBP	600	740
London Power Networks plc	5.125%	3/31/23	GBP	3,000	4,372
Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	2,000	3,077
Marks & Spencer plc	3.000%	12/8/23	GBP	1,400	1,810
Marks & Spencer plc	4.750%	6/12/25	GBP	4,610	6,383
Marks & Spencer plc	6.125%	12/2/19	GBP	2,000	2,676
Martlet Homes Ltd.	3.000%	5/9/52	GBP	800	946
Mitchells & Butlers Finance plc	5.574%	12/15/30	GBP	392	568
1 Mitchells & Butlers Finance plc	6.013%	12/15/30	GBP	2,677	3,899
Mondi Finance plc	1.500%	4/15/24	EUR	11,550	13,256
Motability Operations Group plc	0.875%	3/14/25	EUR	7,816	8,783
Motability Operations Group plc	1.625%	6/9/23	EUR	500	594
Motability Operations Group plc	2.375%	3/14/32	GBP	800	995
Motability Operations Group plc	3.625%	3/10/36	GBP	400	570
Motability Operations Group plc	4.375%	2/8/27	GBP	7,600	11,215
Motability Operations Group plc	5.375%	6/28/22	GBP	1,000	1,456
Motability Operations Group plc	5.625%	11/29/30	GBP	2,000	3,376
Motability Operations Group plc	6.625%	12/10/19	GBP	4,449	6,013
National Express Group plc	2.500%	11/11/23	GBP	5,000	6,349
National Grid plc	4.375%	3/10/20	EUR	1,000	1,201
Nationwide Building Society	0.750%	10/26/22	EUR	6,000	6,913
1 Nationwide Building Society	2.000%	7/25/29	EUR	10,750	11,768
Nationwide Building Society	2.250%	4/29/22	GBP	1,500	1,949
Nationwide Building Society	3.000%	5/6/26	GBP	17,980	23,674
Nationwide Building Society	6.750%	7/22/20	EUR	5,500	6,901
Next plc	3.625%	5/18/28	GBP	7,000	8,987
Next plc	5.375%	10/26/21	GBP	4,000	5,606
1 NGG Finance plc	4.250%	6/18/76	EUR	1,600	1,900
Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	300	454
Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	3,800	6,034
Northern Powergrid Holdings Co.	7.250%	12/15/22	GBP	1,060	1,654
Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	1,533	2,523
Northern Powergrid Yorkshire plc	9.250%	1/17/20	GBP	4,530	6,325
Northumbrian Water Finance plc	1.625%	10/11/26	GBP	4,900	5,831
Northumbrian Water Finance plc	2.375%	10/5/27	GBP	400	497
Northumbrian Water Finance plc	5.125%	1/23/42	GBP	750	1,234
Notting Hill Housing Trust	3.250%	10/12/48	GBP	250	305
Notting Hill Housing Trust	3.750%	12/20/32	GBP	5,399	7,397
Notting Hill Housing Trust	4.375%	2/20/54	GBP	5,000	7,573
Notting Hill Housing Trust	5.250%	7/7/42	GBP	1,500	2,470
Orbit Capital plc	3.500%	3/24/45	GBP	1,967	2,556
Peabody Capital No 2 plc	4.625%	12/12/53	GBP	150	241
Peabody Capital plc	5.250%	3/17/43	GBP	7,650	12,839
Pearson Funding Five plc	1.375%	5/6/25	EUR	100	113
Penarian Housing Finance plc	3.212%	6/7/52	GBP	200	244
Pension Insurance Corp. plc	8.000%	11/23/26	GBP	6,500	9,586
Phoenix Group Holdings	4.125%	7/20/22	GBP	5,025	6,472
Phoenix Group Holdings	6.625%	12/18/25	GBP	5,000	6,691
Places For People Treasury plc	2.875%	8/17/26	GBP	10,300	12,890
Porterbrook Rail Finance Ltd.	6.500%	10/20/20	GBP	1,500	2,088
Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	3,000	4,913

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
	Principality Building Society	2.375%	11/23/23	GBP	1,000	1,253
1	Prudential plc	5.700%	12/19/63	GBP	4,000	5,780
	Prudential plc	5.875%	5/11/29	GBP	1,111	1,849
	Prudential plc	6.125%	12/19/31	GBP	9,000	14,630
1	Prudential plc	11.375%	5/29/39	GBP	200	270
	RAC Bond Co. plc	4.870%	5/6/26	GBP	3,000	3,839
	RELX Capital Inc.	1.300%	5/12/25	EUR	2,000	2,260
1	RL Finance Bonds No. 2 plc	6.125%	11/30/43	GBP	1,100	1,535
	RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	7,500	10,193
	Rolls-Royce plc	0.875%	5/9/24	EUR	10,900	12,015
	Rolls-Royce plc	1.625%	5/9/28	EUR	200	219
	Rolls-Royce plc	2.125%	6/18/21	EUR	1,500	1,783
	Rolls-Royce plc	3.375%	6/18/26	GBP	2,300	3,131
1	Royal Bank of Scotland Group plc	1.750%	3/2/26	EUR	15,000	16,470
1	Royal Bank of Scotland Group plc	2.000%	3/8/23	EUR	1,000	1,156
	Royal Bank of Scotland Group plc	2.500%	3/22/23	EUR	15,700	18,516
	Royal Bank of Scotland plc	5.500%	3/23/20	EUR	2,000	2,434
1	RSA Insurance Group plc	5.125%	10/10/45	GBP	2,000	2,680
	RSL Finance No 1 plc	6.625%	3/31/38	GBP	1,020	1,778
	Sanctuary Capital plc	5.000%	4/26/47	GBP	4,112	6,982
	Santander UK Group Holdings plc	1.125%	9/8/23	EUR	21,105	23,518
	Santander UK Group Holdings plc	3.625%	1/14/26	GBP	375	492
	Santander UK plc	0.500%	1/10/25	EUR	8,100	9,072
	Santander UK plc	1.125%	1/14/22	EUR	11,000	12,701
	Santander UK plc	1.125%	3/10/25	EUR	11,100	12,539
	Santander UK plc	1.875%	2/17/20	GBP	7,600	9,747
	Santander UK plc	2.625%	7/16/20	EUR	5,350	6,327
	Santander UK plc	3.875%	10/15/29	GBP	5,200	7,237
	Saxon Weald Capital plc	5.375%	6/6/42	GBP	296	487
	Scotland Gas Networks plc	3.250%	3/8/27	GBP	5,200	6,919
	Scotland Gas Networks plc	4.875%	12/21/34	GBP	1,000	1,555
	Scottish Widows Ltd.	5.500%	6/16/23	GBP	2,500	3,493
	Scottish Widows Ltd.	7.000%	6/16/43	GBP	2,900	4,326
	Segro plc	2.875%	10/11/37	GBP	300	360
	Segro plc	5.625%	12/7/20	GBP	1,300	1,794
	Severn Trent Utilities Finance plc	1.125%	9/7/21	GBP	1,700	2,148
	Severn Trent Utilities Finance plc	2.750%	12/5/31	GBP	1,300	1,623
	Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	2,500	3,408
	Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	2,240	3,580
	Skipton Building Society	1.750%	6/30/22	GBP	1,630	2,040
	Sky plc	1.500%	9/15/21	EUR	7,037	8,245
	Sky plc	1.875%	11/24/23	EUR	5,500	6,552
	Sky plc	2.250%	11/17/25	EUR	500	603
	Sky plc	2.500%	9/15/26	EUR	21,500	26,133
	Sky plc	2.875%	11/24/20	GBP	8,950	11,753
	Sky plc	4.000%	11/26/29	GBP	4,800	6,846
	Smiths Group plc	2.000%	2/23/27	EUR	10,800	12,122
	Society of Lloyd’s	4.750%	10/30/24	GBP	1,500	2,029
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	2,550	4,136
	South Eastern Power Networks plc	6.375%	11/12/31	GBP	2,850	4,978
	Southern Electric Power Distribution plc	4.625%	2/20/37	GBP	400	605
	Southern Electric Power Distribution plc	5.500%	6/7/32	GBP	206	334
14	Southern Gas Networks plc	4.875%	12/21/20	GBP	5,000	6,839
	Southern Gas Networks plc	6.375%	5/15/40	GBP	420	788

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
1	Southern Water Services Finance Ltd.	4.500%	3/31/38	GBP	1,570	2,138
15	Southern Water Services Finance Ltd.	4.500%	3/31/52	GBP	200	332
	Southern Water Services Finance Ltd.	5.000%	3/31/21	GBP	7,850	10,845
	Southern Water Services Finance Ltd.	5.125%	9/30/56	GBP	100	188
	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	3,000	5,077
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	289	469
	SPD Finance UK plc	5.875%	7/17/26	GBP	1,300	2,051
	SSE plc	0.875%	9/6/25	EUR	600	663
	SSE plc	2.000%	6/17/20	EUR	7,200	8,407
	SSE plc	2.375%	2/10/22	EUR	100	120
1	SSE plc	3.875%	12/29/49	GBP	5,500	7,056
	SSE plc	5.875%	9/22/22	GBP	400	591
	SSE plc	6.250%	8/27/38	GBP	2,600	4,669
	SSE plc	8.375%	11/20/28	GBP	1,150	2,168
	Stagecoach Group plc	4.000%	9/29/25	GBP	300	397
1	Standard Chartered Bank	5.375%	6/29/49	GBP	1,000	1,305
1	Standard Chartered plc	0.750%	10/3/23	EUR	5,000	5,554
	Standard Chartered plc	1.625%	6/13/21	EUR	15,076	17,654
1	Standard Chartered plc	1.625%	10/3/27	EUR	700	773
	Standard Chartered plc	3.125%	11/19/24	EUR	500	597
	Standard Chartered plc	3.625%	11/23/22	EUR	1,900	2,321
1	Standard Chartered plc	4.000%	10/21/25	EUR	4,000	4,778
1	Standard Life Aberdeen plc	5.500%	12/4/42	GBP	4,000	5,655
	Sunderlan SHG Finance plc	6.380%	3/31/42	GBP	267	462
	Swan Housing Capital plc	3.625%	3/5/48	GBP	2,364	3,076
	Thames Water Utilities Cayman Finance Ltd.	2.625%	1/24/32	GBP	7,000	8,419
	Thames Water Utilities Cayman Finance Ltd.	3.500%	2/25/28	GBP	1,300	1,745
	Thames Water Utilities Cayman Finance Ltd.	4.000%	6/19/25	GBP	8,000	11,143
	Thames Water Utilities Cayman Finance Ltd.	4.375%	7/3/34	GBP	1,795	2,592
	Thames Water Utilities Cayman Finance Ltd.	4.625%	6/4/46	GBP	1,645	2,532
	Thames Water Utilities Cayman Finance Ltd.	5.500%	2/11/41	GBP	3,675	6,188
1	Thames Water Utilities Cayman Finance Ltd.	5.750%	9/13/30	GBP	500	707
	Thames Water Utilities Cayman Finance Ltd.	7.738%	4/9/58	GBP	100	231
	THFC Funding No. 3 plc	5.200%	10/11/43	GBP	4,900	8,151
	Together Housing Finance plc	4.500%	12/17/42	GBP	430	653
	TP ICAP plc	5.250%	1/26/24	GBP	1,020	1,247
1	TSB Banking Group plc	5.750%	5/6/26	GBP	2,700	3,563
	Unilever NV	0.500%	2/3/22	EUR	200	229
	Unilever NV	1.000%	6/3/23	EUR	100	116
	Unilever NV	1.750%	8/5/20	EUR	2,300	2,691
1	UNITE USAF II plc	3.374%	6/30/28	GBP	1,000	1,357
	UNITE USAF II plc	3.921%	6/30/25	GBP	3,896	5,463
	United Utilities Water Finance plc	2.000%	2/14/25	GBP	2,900	3,675
	United Utilities Water Ltd.	4.250%	1/24/20	EUR	3,000	3,581
	United Utilities Water Ltd.	5.625%	12/20/27	GBP	6,810	10,918
	United Utilities Water Ltd.	5.750%	3/25/22	GBP	3,750	5,465
	University of Cambridge	3.750%	10/17/52	GBP	900	1,482
	University of Liverpool	3.375%	6/25/55	GBP	300	441
	University of Southampton	2.250%	4/11/57	GBP	100	113
1	Virgin Money Holdings UK plc	3.375%	4/24/26	GBP	8,166	10,344
	Vodafone Group plc	0.500%	1/30/24	EUR	100	110
	Vodafone Group plc	0.875%	11/17/20	EUR	10,900	12,553
	Vodafone Group plc	1.125%	11/20/25	EUR	1,000	1,106
	Vodafone Group plc	1.250%	8/25/21	EUR	9,000	10,479

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Vodafone Group plc	1.500%	7/24/27	EUR	2,200	2,441
Vodafone Group plc	1.600%	7/29/31	EUR	6,300	6,577
Vodafone Group plc	1.750%	8/25/23	EUR	13,700	16,196
Vodafone Group plc	1.875%	9/11/25	EUR	10,400	12,136
Vodafone Group plc	1.875%	11/20/29	EUR	10,000	11,070
Vodafone Group plc	2.200%	8/25/26	EUR	300	353
Vodafone Group plc	2.875%	11/20/37	EUR	200	221
Vodafone Group plc	3.000%	8/12/56	GBP	5,700	5,927
Vodafone Group plc	3.375%	8/8/49	GBP	400	456
Vodafone Group plc	4.200%	12/13/27	AUD	8,000	5,593
Vodafone Group plc	4.650%	1/20/22	EUR	100	129
Vodafone Group plc	5.625%	12/4/25	GBP	3,400	5,221
Vodafone Group plc	5.900%	11/26/32	GBP	1,000	1,670
Wales & West Utilities Finance plc	3.000%	8/3/38	GBP	100	126
Wales & West Utilities Finance plc	5.750%	3/29/30	GBP	5,000	8,264
Wellcome Trust Finance plc	4.000%	5/9/59	GBP	2,200	3,863
Wellcome Trust Finance plc	4.750%	5/28/21	GBP	500	695
Wellcome Trust Ltd.	2.517%	2/7/18	GBP	4,300	4,842
Wessex Water Services Finance plc	4.000%	9/24/21	GBP	1,000	1,366
Wessex Water Services Finance plc	5.375%	3/10/28	GBP	800	1,259
Western Power Distribution East Midlands
plc	5.250%	1/17/23	GBP	2,500	3,619
Western Power Distribution South Wales
plc	5.750%	3/23/40	GBP	850	1,473
Western Power Distribution South West
plc	5.750%	3/23/40	GBP	1,750	3,034
Western Power Distribution West Midlands
plc	3.875%	10/17/24	GBP	3,000	4,151
Western Power Distribution West Midlands
plc	5.750%	4/16/32	GBP	5,600	9,201
Wheatley Group Capital plc	4.375%	11/28/44	GBP	3,100	4,535
WHG Treasury plc	4.250%	10/6/45	GBP	4,000	5,925
WM Morrison Supermarkets plc	2.250%	6/19/20	EUR	600	704
WM Morrison Supermarkets plc	3.500%	7/27/26	GBP	1,350	1,821
WM Morrison Supermarkets plc	4.625%	12/8/23	GBP	800	1,142
WM Morrison Supermarkets plc	4.750%	7/4/29	GBP	5,150	7,556
Wods Transmission plc	3.446%	8/24/34	GBP	594	812
WPP Finance 2013	2.875%	9/14/46	GBP	500	498
WPP Finance 2013	3.000%	11/20/23	EUR	9,000	11,083
WPP Finance 2016	1.375%	3/20/25	EUR	15,000	16,605
WPP Finance SA	2.250%	9/22/26	EUR	300	344
WPP Finance SA	6.375%	11/6/20	GBP	3,200	4,465
Yorkshire Building Society	0.875%	3/20/23	EUR	200	224
Yorkshire Building Society	1.250%	3/17/22	EUR	21,403	24,568
Yorkshire Building Society	3.500%	4/21/26	GBP	100	132
Yorkshire Power Finance Ltd.	7.250%	8/4/28	GBP	200	356
Yorkshire Water Services Bradford Finance
Ltd.	3.625%	8/1/29	GBP	6,400	8,926
1 Yorkshire Water Services Bradford Finance
Ltd.	3.750%	3/22/46	GBP	1,000	1,322
Yorkshire Water Services Bradford Finance
Ltd.	6.375%	8/19/39	GBP	400	764
Yorkshire Water Services Bradford Finance
Ltd.	5.500%	5/28/37	GBP	300	515
					2,420,853

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value •
		Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (4.7%)
[1,12] Affordable Housing Finance plc		2.893%	8/11/45	GBP	2,673	3,829
12	LCR Finance plc	4.500%	12/7/28	GBP	15,500	24,890
12	LCR Finance plc	4.500%	12/7/38	GBP	1,600	2,868
12	LCR Finance plc	5.100%	3/7/51	GBP	1,200	2,609
12	Merseylink Issuer plc	3.842%	3/31/43	GBP	300	484
12	Network Rail Infrastructure Finance plc	2.750%	10/6/21	CHF	2,500	2,712
12	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	8,900	14,522
12	Network Rail Infrastructure Finance plc	4.625%	7/21/20	GBP	200	272
12	Network Rail Infrastructure Finance plc	4.750%	1/22/24	GBP	5,000	7,484
12	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	4,200	7,504
	Transport for London	2.125%	4/24/25	GBP	5,000	6,501
	Transport for London	2.250%	8/9/22	GBP	900	1,183
	Transport for London	3.625%	5/15/45	GBP	4,900	7,294
	Transport for London	3.875%	7/23/42	GBP	2,400	3,700
	Transport for London	4.000%	4/7/64	GBP	1,200	2,046
	United Kingdom	0.500%	7/22/22	GBP	152,485	192,137
	United Kingdom	0.750%	7/22/23	GBP	260,150	328,402
	United Kingdom	1.250%	7/22/27	GBP	221,500	281,147
	United Kingdom	1.500%	1/22/21	GBP	118,000	153,274
	United Kingdom	1.500%	7/22/26	GBP	24,400	31,799
	United Kingdom	1.500%	7/22/47	GBP	219,800	258,544
	United Kingdom	1.625%	10/22/28	GBP	42,000	54,625
	United Kingdom	1.625%	10/22/71	GBP	95,659	115,713
	United Kingdom	1.750%	9/7/37	GBP	193,300	244,741
	United Kingdom	1.750%	7/22/57	GBP	92,450	116,947
	United Kingdom	2.000%	7/22/20	GBP	163,300	213,207
	United Kingdom	2.500%	7/22/65	GBP	69,000	108,533
	United Kingdom	2.750%	9/7/24	GBP	86,580	121,030
	United Kingdom	3.250%	1/22/44	GBP	203,900	331,727
	United Kingdom	3.500%	1/22/45	GBP	93,920	159,958
	United Kingdom	3.500%	7/22/68	GBP	22,764	45,510
	United Kingdom	3.750%	9/7/20	GBP	28,500	38,424
	United Kingdom	3.750%	9/7/21	GBP	68,100	94,249
	United Kingdom	3.750%	7/22/52	GBP	106,100	201,330
	United Kingdom	4.000%	1/22/60	GBP	62,000	130,332
	United Kingdom	4.250%	12/7/27	GBP	77,000	123,250
	United Kingdom	4.250%	6/7/32	GBP	41,541	70,116
	United Kingdom	4.250%	3/7/36	GBP	137,000	240,482
	United Kingdom	4.250%	9/7/39	GBP	95,796	173,819
	United Kingdom	4.250%	12/7/40	GBP	54,445	100,030
	United Kingdom	4.250%	12/7/46	GBP	65,600	127,142
	United Kingdom	4.250%	12/7/49	GBP	72,600	145,321
	United Kingdom	4.250%	12/7/55	GBP	89,100	188,941
	United Kingdom	4.500%	9/7/34	GBP	104,225	184,801
	United Kingdom	4.500%	12/7/42	GBP	34,100	65,956
	United Kingdom	4.750%	12/7/30	GBP	72,410	125,421
	United Kingdom	4.750%	12/7/38	GBP	6,708	12,840
	United Kingdom	5.000%	3/7/25	GBP	141,707	224,052
	United Kingdom of Great Britain and
	Northern Ireland	4.250%	6/7/32	GBP	61,000	102,960
	United Kingdom of Great Britain and
	Northern Ireland	8.000%	6/7/21	GBP	26,000	39,400

111

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Urenco Finance NV	2.375%	12/2/24	EUR	4,000	4,889
Urenco Finance NV	2.500%	2/15/21	EUR	3,000	3,572
					5,242,519
Total United Kingdom (Cost $8,566,117)					8,155,362
United States (2.9%)
Corporate Bonds (2.9%)
3M Co.	0.375%	2/15/22	EUR	17,000	19,392
3M Co.	0.950%	5/15/23	EUR	2,000	2,328
3M Co.	1.500%	11/9/26	EUR	300	353
3M Co.	1.750%	5/15/30	EUR	1,617	1,915
3M Co.	1.875%	11/15/21	EUR	400	477
AbbVie Inc.	0.375%	11/18/19	EUR	3,800	4,322
AbbVie Inc.	1.375%	5/17/24	EUR	12,000	13,719
AbbVie Inc.	2.125%	11/17/28	EUR	6,800	7,704
Air Products & Chemicals Inc.	1.000%	2/12/25	EUR	3,337	3,832
Albemarle Corp.	1.875%	12/8/21	EUR	100	118
Allergan Funding SCS	0.500%	6/1/21	EUR	4,800	5,444
Allergan Funding SCS	1.250%	6/1/24	EUR	10,000	11,032
Allergan Funding SCS	2.125%	6/1/29	EUR	8,400	9,063
American Express Credit Corp.	0.625%	11/22/21	EUR	26,702	30,592
American International Group Inc.	1.500%	6/8/23	EUR	500	578
American International Group Inc.	1.875%	6/21/27	EUR	10,300	11,556
American International Group Inc.	5.000%	4/26/23	GBP	3,400	4,841
American Tower Corp.	1.375%	4/4/25	EUR	8,500	9,478
American Tower Corp.	1.950%	5/22/26	EUR	9,700	11,037
Amgen Inc.	1.250%	2/25/22	EUR	18,360	21,373
Amgen Inc.	2.000%	2/25/26	EUR	2,600	3,091
Amgen Inc.	4.000%	9/13/29	GBP	4,500	6,379
Amgen Inc.	5.500%	12/7/26	GBP	4,400	6,809
Anheuser-Busch InBev Finance Inc.	2.600%	5/15/24	CAD	6,000	4,283
Anheuser-Busch InBev Finance Inc.	3.375%	1/25/23	CAD	10,000	7,518
Anheuser-Busch InBev Finance Inc.	4.320%	5/15/47	CAD	3,000	2,110
Aon plc	2.875%	5/14/26	EUR	3,400	4,145
Apple Inc.	0.350%	6/10/20	JPY	1,350,000	12,019
Apple Inc.	0.750%	2/25/30	CHF	5,500	5,436
Apple Inc.	0.875%	5/24/25	EUR	12,000	13,694
Apple Inc.	1.000%	11/10/22	EUR	13,450	15,788
Apple Inc.	1.375%	1/17/24	EUR	10,100	11,963
Apple Inc.	1.375%	5/24/29	EUR	7,800	8,956
Apple Inc.	1.625%	11/10/26	EUR	4,139	4,912
Apple Inc.	2.000%	9/17/27	EUR	7,080	8,620
Apple Inc.	2.513%	8/19/24	CAD	24,220	17,630
Apple Inc.	3.050%	7/31/29	GBP	14,700	20,361
Apple Inc.	3.600%	6/10/26	AUD	1,190	859
Apple Inc.	3.700%	8/28/22	AUD	4,250	3,108
Archer-Daniels-Midland Co.	1.000%	9/12/25	EUR	15,600	17,580
Archer-Daniels-Midland Co.	1.750%	6/23/23	EUR	10,000	11,937
2 AT&T Inc.	1.050%	9/5/23	EUR	2,100	2,372
AT&T Inc.	1.300%	9/5/23	EUR	600	688
AT&T Inc.	1.375%	12/4/24	CHF	500	515
AT&T Inc.	1.450%	6/1/22	EUR	14,714	17,134
2 AT&T Inc.	1.800%	9/5/26	EUR	3,800	4,262
AT&T Inc.	1.875%	12/4/20	EUR	400	468

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
2 AT&T Inc.	2.350%	9/5/29	EUR	15,300	17,036
AT&T Inc.	2.400%	3/15/24	EUR	9,000	10,767
AT&T Inc.	2.450%	3/15/35	EUR	100	102
AT&T Inc.	2.500%	3/15/23	EUR	2,000	2,414
AT&T Inc.	2.600%	12/17/29	EUR	3,775	4,323
AT&T Inc.	2.650%	12/17/21	EUR	100	121
AT&T Inc.	2.750%	5/19/23	EUR	9,848	12,031
AT&T Inc.	2.900%	12/4/26	GBP	15,000	18,978
AT&T Inc.	3.150%	9/4/36	EUR	6,400	7,027
AT&T Inc.	3.375%	3/15/34	EUR	2,800	3,254
AT&T Inc.	3.500%	12/17/25	EUR	2,300	2,925
AT&T Inc.	3.550%	12/17/32	EUR	10,962	13,268
AT&T Inc.	3.825%	11/25/20	CAD	11,750	9,027
AT&T Inc.	4.000%	11/25/25	CAD	14,225	10,632
AT&T Inc.	4.250%	6/1/43	GBP	4,767	6,223
AT&T Inc.	4.375%	9/14/29	GBP	5,488	7,610
AT&T Inc.	4.850%	5/25/47	CAD	3,930	2,761
AT&T Inc.	4.875%	6/1/44	GBP	2,350	3,344
AT&T Inc.	5.100%	11/25/48	CAD	3,000	2,184
AT&T Inc.	5.200%	11/18/33	GBP	5,000	7,487
AT&T Inc.	7.000%	4/30/40	GBP	5,150	9,305
1 Bank of America Corp.	0.736%	2/7/22	EUR	100	114
Bank of America Corp.	0.750%	7/26/23	EUR	15,000	16,863
Bank of America Corp.	1.375%	9/10/21	EUR	10,000	11,714
Bank of America Corp.	1.375%	3/26/25	EUR	3,000	3,419
1 Bank of America Corp.	1.379%	2/7/25	EUR	100	114
Bank of America Corp.	1.625%	9/14/22	EUR	5,000	5,881
1 Bank of America Corp.	1.776%	5/4/27	EUR	2,100	2,402
Bank of America Corp.	2.300%	7/25/25	GBP	1,000	1,261
Bank of America Corp.	2.375%	6/19/24	EUR	5,000	6,059
Bank of America Corp.	2.500%	7/27/20	EUR	10,700	12,649
1 Bank of America Corp.	2.604%	3/15/23	CAD	4,850	3,581
1 Bank of America Corp.	3.301%	4/24/24	CAD	2,225	1,666
1 Bank of America Corp.	3.407%	9/20/25	CAD	2,040	1,517
Bank of America Corp.	4.250%	3/5/20	AUD	10,540	7,620
Bank of America Corp.	4.250%	12/10/26	GBP	2,900	4,119
Bank of America Corp.	5.500%	12/4/19	GBP	3,950	5,273
Bank of America Corp.	5.500%	11/22/21	GBP	1,800	2,526
Bank of America Corp.	6.125%	9/15/21	GBP	7,400	10,603
Bank of America Corp.	7.000%	7/31/28	GBP	5,800	10,001
Baxter International Inc.	1.300%	5/30/25	EUR	7,055	8,043
Becton Dickinson & Co.	1.000%	12/15/22	EUR	7,830	8,914
Becton Dickinson & Co.	1.900%	12/15/26	EUR	11,818	13,320
Berkshire Hathaway Inc.	0.500%	3/13/20	EUR	8,100	9,249
Berkshire Hathaway Inc.	0.750%	3/16/23	EUR	1,000	1,142
Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	7,832	8,757
Berkshire Hathaway Inc.	1.300%	3/15/24	EUR	4,400	5,126
Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	9,000	9,926
Berkshire Hathaway Inc.	2.150%	3/15/28	EUR	10,300	12,464
BlackRock Inc.	1.250%	5/6/25	EUR	6,550	7,514
Blackstone Holdings Finance Co. LLC	1.000%	10/5/26	EUR	889	954
Blackstone Holdings Finance Co. LLC	2.000%	5/19/25	EUR	100	117
BorgWarner Inc.	1.800%	11/7/22	EUR	100	117
Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	1,625	1,863

113

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	4,000	4,480
Brown-Forman Corp.	1.200%	7/7/26	EUR	2,260	2,576
Brown-Forman Corp.	2.600%	7/7/28	GBP	9,320	11,974
Bunge Finance Europe BV	1.850%	6/16/23	EUR	16,570	19,134
Cargill Inc.	2.500%	2/15/23	EUR	10,400	12,774
Carnival Corp.	1.125%	11/6/19	EUR	5,000	5,729
Carnival Corp.	1.625%	2/22/21	EUR	9,000	10,526
Carnival Corp.	1.875%	11/7/22	EUR	5,550	6,600
Caterpillar International Finance DAC	0.750%	10/13/20	EUR	200	230
Celanese US Holdings LLC	2.125%	3/1/27	EUR	6,900	7,744
Chubb INA Holdings Inc.	1.550%	3/15/28	EUR	20,389	22,936
Chubb INA Holdings Inc.	2.500%	3/15/38	EUR	18,774	21,144
Citigroup Inc.	0.750%	10/26/23	EUR	500	559
Citigroup Inc.	1.375%	10/27/21	EUR	10,000	11,697
Citigroup Inc.	1.500%	10/26/28	EUR	1,000	1,093
Citigroup Inc.	1.625%	3/21/28	EUR	10,000	11,099
Citigroup Inc.	1.750%	1/28/25	EUR	600	698
Citigroup Inc.	2.125%	9/10/26	EUR	5,400	6,383
Citigroup Inc.	2.375%	5/22/24	EUR	5,000	6,045
Citigroup Inc.	2.400%	10/31/25	JPY	500,000	4,927
Citigroup Inc.	3.390%	11/18/21	CAD	4,970	3,792
Citigroup Inc.	4.500%	3/3/31	GBP	1,000	1,403
Citigroup Inc.	6.800%	6/25/38	GBP	400	761
Citigroup Inc.	7.375%	9/1/39	GBP	600	1,207
Coca-Cola Co.	0.000%	3/9/21	EUR	3,750	4,249
Coca-Cola Co.	0.500%	3/8/24	EUR	5,800	6,533
Coca-Cola Co.	0.750%	3/9/23	EUR	5,500	6,323
Coca-Cola Co.	1.100%	9/2/36	EUR	1,600	1,625
Coca-Cola Co.	1.125%	9/22/22	EUR	1,000	1,170
Coca-Cola Co.	1.125%	3/9/27	EUR	3,100	3,519
Coca-Cola Co.	1.625%	3/9/35	EUR	5,650	6,255
Coca-Cola Co.	1.875%	9/22/26	EUR	2,959	3,569
Coca-Cola Co.	2.600%	6/9/20	AUD	1,000	709
Coca-Cola Co.	3.250%	6/11/24	AUD	400	286
Comcast Corp.	5.500%	11/23/29	GBP	4,000	6,462
Corning Inc.	0.992%	8/10/27	JPY	1,700,000	15,126
DH Europe Finance SA	1.700%	1/4/22	EUR	26,000	30,750
Digital Euro Finco LLC	2.625%	4/15/24	EUR	100	119
Digital Stout Holding LLC	3.300%	7/19/29	GBP	3,000	3,802
Digital Stout Holding LLC	4.250%	1/17/25	GBP	2,000	2,751
Digital Stout Holding LLC	4.750%	10/13/23	GBP	1,000	1,405
Discovery Communications LLC	1.900%	3/19/27	EUR	18,742	20,761
Discovery Communications LLC	2.375%	3/7/22	EUR	1,000	1,198
Discovery Communications LLC	2.500%	9/20/24	GBP	4,400	5,515
Dover Corp.	1.250%	11/9/26	EUR	19,700	21,862
Dover Corp.	2.125%	12/1/20	EUR	1,300	1,534
DXC Technology Co.	1.750%	1/15/26	EUR	9,900	11,020
Eastman Chemical Co.	1.500%	5/26/23	EUR	10,000	11,789
Eastman Chemical Co.	1.875%	11/23/26	EUR	5,700	6,671
Ecolab Inc.	1.000%	1/15/24	EUR	7,620	8,742
Eli Lilly & Co.	1.000%	6/2/22	EUR	13,800	16,076
Eli Lilly & Co.	2.125%	6/3/30	EUR	8,100	9,799
Expedia Group Inc.	2.500%	6/3/22	EUR	1,450	1,720
FedEx Corp.	0.500%	4/9/20	EUR	8,900	10,157

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
FedEx Corp.	1.000%	1/11/23	EUR	700	807
FedEx Corp.	1.625%	1/11/27	EUR	3,000	3,393
Fidelity National Information Services Inc.	0.400%	1/15/21	EUR	6,662	7,569
Fidelity National Information Services Inc.	1.100%	7/15/24	EUR	10,909	12,270
Fidelity National Information Services Inc.	1.700%	6/30/22	GBP	2,990	3,782
Flowserve Corp.	1.250%	3/17/22	EUR	3,700	4,185
Fluor Corp.	1.750%	3/21/23	EUR	7,450	8,713
Ford Credit Canada Co.	2.710%	2/23/22	CAD	8,000	5,773
Ford Credit Canada Co.	3.742%	5/8/23	CAD	10,000	7,287
Ford Credit Canada Ltd.	2.580%	5/10/21	CAD	5,000	3,664
Ford Credit Canada Ltd.	2.923%	9/16/20	CAD	1,450	1,084
Ford Credit Canada Ltd.	3.279%	7/2/21	CAD	2,800	2,081
Ford Motor Credit Co. LLC	1.355%	2/7/25	EUR	8,900	9,419
Ford Motor Credit Co. LLC	3.588%	6/2/20	AUD	330	235
GE Capital Canada Funding Co.	4.600%	1/26/22	CAD	5,411	4,242
GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	1,500	1,259
GE Capital European Funding Unlimited Co.	2.625%	3/15/23	EUR	15,000	17,967
GE Capital European Funding Unlimited Co.	4.350%	11/3/21	EUR	100	126
GE Capital European Funding Unlimited Co.	4.625%	2/22/27	EUR	4,400	5,913
GE Capital European Funding Unlimited Co.	5.375%	1/23/20	EUR	11,300	13,616
GE Capital European Funding Unlimited Co.	6.025%	3/1/38	EUR	1,500	2,276
GE Capital UK Funding Unlimited Co.	4.125%	9/13/23	GBP	3,249	4,480
GE Capital UK Funding Unlimited Co.	5.875%	11/4/20	GBP	3,830	5,269
GE Capital UK Funding Unlimited Co.	5.875%	1/18/33	GBP	2,500	3,969
GE Capital UK Funding Unlimited Co.	6.250%	5/5/38	GBP	2,414	4,093
General Electric Co.	0.375%	5/17/22	EUR	6,400	7,106
General Electric Co.	0.875%	5/17/25	EUR	12,650	13,535
General Electric Co.	1.500%	5/17/29	EUR	18,700	19,228
General Electric Co.	1.875%	5/28/27	EUR	13,400	14,778
General Electric Co.	2.125%	5/17/37	EUR	13,200	12,708
General Electric Co.	3.125%	12/6/19	CHF	1,000	1,030
General Electric Co.	4.125%	9/19/35	EUR	5,200	6,534
General Electric Co.	4.875%	9/18/37	GBP	7,236	9,847
General Electric Co.	5.500%	6/7/21	GBP	3,000	4,173
General Electric Co.	6.250%	9/29/20	GBP	1,657	2,290
General Mills Inc.	1.000%	4/27/23	EUR	7,000	8,059
General Mills Inc.	1.500%	4/27/27	EUR	2,000	2,262
General Mills Inc.	2.100%	11/16/20	EUR	1,000	1,174
General Motors Financial Co. Inc.	0.955%	9/7/23	EUR	300	330
General Motors Financial Co. Inc.	1.694%	3/26/25	EUR	9,856	10,983
General Motors Financial of Canada Ltd.	2.600%	6/1/22	CAD	7,000	5,079
Goldman Sachs Group Inc.	0.550%	9/9/21	CHF	2,150	2,160
Goldman Sachs Group Inc.	1.250%	5/1/25	EUR	11,040	12,315
Goldman Sachs Group Inc.	1.375%	7/26/22	EUR	10,800	12,550
Goldman Sachs Group Inc.	1.375%	5/15/24	EUR	2,800	3,187
Goldman Sachs Group Inc.	1.625%	7/27/26	EUR	30,713	34,413
Goldman Sachs Group Inc.	2.000%	7/27/23	EUR	20,266	23,911
Goldman Sachs Group Inc.	2.000%	3/22/28	EUR	1,100	1,243
Goldman Sachs Group Inc.	2.000%	11/1/28	EUR	10,100	11,276
Goldman Sachs Group Inc.	2.125%	9/30/24	EUR	9,139	10,816
1 Goldman Sachs Group Inc.	2.433%	4/26/23	CAD	10,200	7,453
Goldman Sachs Group Inc.	2.500%	10/18/21	EUR	50	60
Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	5,000	6,107
Goldman Sachs Group Inc.	3.125%	7/25/29	GBP	6,000	7,575

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Goldman Sachs Group Inc.	3.250%	2/1/23	EUR	23,800	29,563
1 Goldman Sachs Group Inc.	3.307%	10/31/25	CAD	800	587
Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	3,100	4,316
Goldman Sachs Group Inc.	4.750%	10/12/21	EUR	1,100	1,394
Goldman Sachs Group Inc.	5.000%	8/21/19	AUD	16,500	11,901
Goldman Sachs Group Inc.	5.500%	10/12/21	GBP	6,500	9,095
Goldman Sachs Group Inc.	6.875%	1/18/38	GBP	6,100	10,668
Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	700	1,197
Harman Finance International SCA	2.000%	5/27/22	EUR	8,500	10,057
Honeywell International Inc.	0.650%	2/21/20	EUR	5,920	6,773
Honeywell International Inc.	1.300%	2/22/23	EUR	3,300	3,869
Honeywell International Inc.	2.250%	2/22/28	EUR	5,490	6,774
Illinois Tool Works Inc.	1.250%	5/22/23	EUR	3,100	3,630
Illinois Tool Works Inc.	1.750%	5/20/22	EUR	7,900	9,397
Illinois Tool Works Inc.	2.125%	5/22/30	EUR	11,700	14,151
Intel Corp.	4.000%	12/1/22	AUD	5,000	3,675
International Business Machines Corp.	0.500%	9/7/21	EUR	10,000	11,420
International Business Machines Corp.	0.950%	5/23/25	EUR	18,200	20,509
International Business Machines Corp.	1.375%	11/19/19	EUR	3,000	3,449
International Business Machines Corp.	1.500%	5/23/29	EUR	7,200	8,082
International Business Machines Corp.	1.875%	11/6/20	EUR	400	470
International Business Machines Corp.	2.625%	8/5/22	GBP	500	662
International Business Machines Corp.	2.750%	12/21/20	GBP	4,000	5,252
International Business Machines Corp.	2.875%	11/7/25	EUR	4,100	5,202
International Flavors & Fragrances Inc.	0.500%	9/25/21	EUR	1,800	2,050
International Flavors & Fragrances Inc.	1.750%	3/14/24	EUR	7,130	8,349
International Flavors & Fragrances Inc.	1.800%	9/25/26	EUR	5,800	6,611
John Deere Canada Funding Inc.	1.850%	3/24/21	CAD	5,000	3,693
John Deere Cash Management SA	0.500%	9/15/23	EUR	1,100	1,248
Johnson & Johnson	0.250%	1/20/22	EUR	2,600	2,962
Johnson & Johnson	0.650%	5/20/24	EUR	10,200	11,675
Johnson & Johnson	1.150%	11/20/28	EUR	1,200	1,365
Johnson & Johnson	1.650%	5/20/35	EUR	150	173
Johnson Controls International plc	0.000%	12/4/20	EUR	3,300	3,728
Johnson Controls International plc	1.375%	2/25/25	EUR	4,065	4,622
JPMorgan Chase & Co.	0.500%	12/4/23	CHF	37,600	37,494
JPMorgan Chase & Co.	1.375%	9/16/21	EUR	5,350	6,264
JPMorgan Chase & Co.	1.500%	1/27/25	EUR	10,000	11,567
JPMorgan Chase & Co.	1.500%	10/29/26	EUR	6,208	7,090
1 JPMorgan Chase & Co.	1.638%	5/18/28	EUR	1,000	1,130
JPMorgan Chase & Co.	1.875%	11/21/19	EUR	5,622	6,506
JPMorgan Chase & Co.	1.875%	2/10/20	GBP	8,700	11,192
JPMorgan Chase & Co.	2.750%	2/1/23	EUR	3,000	3,693
JPMorgan Chase & Co.	2.875%	5/24/28	EUR	2,500	3,189
JPMorgan Chase & Co.	3.000%	2/19/26	EUR	5,600	7,102
JPMorgan Chase & Co.	3.190%	3/5/21	CAD	270	206
JPMorgan Chase & Co.	3.500%	12/18/26	GBP	5,000	6,885
JPMorgan Chase & Co.	3.875%	9/23/20	EUR	1,000	1,216
Kellogg Co.	1.250%	3/10/25	EUR	5,100	5,762
Kinder Morgan Inc.	1.500%	3/16/22	EUR	7,000	8,137
Kinder Morgan Inc.	2.250%	3/16/27	EUR	7,267	8,400
Kraft Heinz Foods Co.	1.500%	5/24/24	EUR	1,000	1,150
Kraft Heinz Foods Co.	2.000%	6/30/23	EUR	5,000	5,940
Liberty Mutual Group Inc.	2.750%	5/4/26	EUR	14,000	16,805

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
LYB International Finance II BV	1.875%	3/2/22	EUR	15,500	18,193
ManpowerGroup Inc.	1.750%	6/22/26	EUR	100	114
ManpowerGroup Inc.	1.875%	9/11/22	EUR	100	119
MasterCard Inc.	1.100%	12/1/22	EUR	12,850	14,955
MasterCard Inc.	2.100%	12/1/27	EUR	8,140	9,976
McDonald’s Corp.	0.625%	1/29/24	EUR	12,600	14,069
McDonald’s Corp.	1.000%	11/15/23	EUR	7,000	8,001
McDonald’s Corp.	1.125%	5/26/22	EUR	200	232
McDonald’s Corp.	1.500%	11/28/29	EUR	1,300	1,425
McDonald’s Corp.	1.750%	5/3/28	EUR	16,100	18,427
McDonald’s Corp.	1.875%	5/26/27	EUR	100	117
McDonald’s Corp.	2.000%	6/1/23	EUR	1,500	1,799
McDonald’s Corp.	2.375%	11/27/24	EUR	100	122
McDonald’s Corp.	2.625%	6/11/29	EUR	100	123
McDonald’s Corp.	3.125%	3/4/25	CAD	10,000	7,356
McDonald’s Corp.	4.125%	6/11/54	GBP	1,000	1,469
McKesson Corp.	0.625%	8/17/21	EUR	4,250	4,856
McKesson Corp.	1.500%	11/17/25	EUR	12,600	14,153
McKesson Corp.	3.125%	2/17/29	GBP	9,000	11,336
Merck & Co. Inc.	0.500%	11/2/24	EUR	9,920	11,104
Merck & Co. Inc.	1.125%	10/15/21	EUR	7,600	8,865
Merck & Co. Inc.	1.375%	11/2/36	EUR	2,300	2,451
Merck & Co. Inc.	1.875%	10/15/26	EUR	3,300	3,983
Merck & Co. Inc.	2.500%	10/15/34	EUR	5,260	6,640
MetLife Inc.	5.250%	6/29/20	GBP	3,200	4,331
MetLife Inc.	5.375%	12/9/24	GBP	2,350	3,560
Metropolitan Life Global Funding I	0.875%	1/20/22	EUR	10,000	11,521
Metropolitan Life Global Funding I	1.000%	9/19/22	CHF	3,000	3,096
Metropolitan Life Global Funding I	1.125%	12/15/21	GBP	233	294
Metropolitan Life Global Funding I	2.375%	1/11/23	EUR	600	733
Metropolitan Life Global Funding I	2.625%	12/5/22	GBP	2,150	2,847
Metropolitan Life Global Funding I	2.875%	1/11/23	GBP	2,000	2,670
Metropolitan Life Global Funding I	4.000%	7/13/27	AUD	1,000	707
Metropolitan Life Global Funding I	4.500%	4/16/19	AUD	3,900	2,785
Microsoft Corp.	2.125%	12/6/21	EUR	2,100	2,524
Microsoft Corp.	2.625%	5/2/33	EUR	4,000	5,277
Microsoft Corp.	3.125%	12/6/28	EUR	11,200	15,183
Mohawk Industries Inc.	2.000%	1/14/22	EUR	8,100	9,497
Molson Coors Brewing Co.	1.250%	7/15/24	EUR	15,300	17,137
Molson Coors International LP	2.750%	9/18/20	CAD	150	113
Molson Coors International LP	2.840%	7/15/23	CAD	5,000	3,622
Molson Coors International LP	3.440%	7/15/26	CAD	2,850	2,023
Mondelez International Inc.	1.000%	3/7/22	EUR	2,150	2,487
Mondelez International Inc.	1.625%	1/20/23	EUR	5,800	6,854
Mondelez International Inc.	1.625%	3/8/27	EUR	11,865	13,537
Mondelez International Inc.	2.375%	3/6/35	EUR	1,162	1,317
Moody’s Corp.	1.750%	3/9/27	EUR	3,010	3,513
Morgan Stanley	1.000%	12/2/22	EUR	16,090	18,447
1 Morgan Stanley	1.342%	10/23/26	EUR	500	553
Morgan Stanley	1.375%	10/27/26	EUR	17,311	19,058
Morgan Stanley	1.750%	3/11/24	EUR	11,150	12,930
Morgan Stanley	1.750%	1/30/25	EUR	12,300	14,125
Morgan Stanley	1.875%	3/30/23	EUR	3,000	3,532
Morgan Stanley	1.875%	4/27/27	EUR	15,954	18,173

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Morgan Stanley	2.375%	3/31/21	EUR	11,200	13,339
Morgan Stanley	2.625%	3/9/27	GBP	23,000	28,986
Morgan Stanley	3.000%	2/7/24	CAD	10,000	7,352
Morgan Stanley	3.125%	8/5/21	CAD	9,500	7,188
Mylan NV	1.250%	11/23/20	EUR	12,000	13,802
Mylan NV	3.125%	11/22/28	EUR	1,180	1,343
Nasdaq Inc.	3.875%	6/7/21	EUR	1,000	1,236
National Grid North America Inc.	0.750%	2/11/22	EUR	10,800	12,381
National Grid North America Inc.	1.000%	7/12/24	EUR	500	566
New York Life Global Funding	0.375%	2/2/22	CHF	3,000	3,018
Oracle Corp.	2.250%	1/10/21	EUR	575	684
Oracle Corp.	3.125%	7/10/25	EUR	1,000	1,306
Parker-Hannifin Corp.	1.125%	3/1/25	EUR	4,500	5,084
PartnerRe Ireland Finance DAC	1.250%	9/15/26	EUR	167	181
PepsiCo Inc.	0.875%	7/18/28	EUR	3,600	3,901
PepsiCo Inc.	1.750%	4/28/21	EUR	3,000	3,534
PepsiCo Inc.	2.150%	5/6/24	CAD	3,200	2,289
PepsiCo Inc.	2.500%	11/1/22	GBP	500	667
PerkinElmer Inc.	1.875%	7/19/26	EUR	4,600	5,260
Pfizer Inc.	0.000%	3/6/20	EUR	2,550	2,899
Pfizer Inc.	0.250%	3/6/22	EUR	12,200	13,871
Pfizer Inc.	1.000%	3/6/27	EUR	3,400	3,822
Pfizer Inc.	2.735%	6/15/43	GBP	6,841	8,590
Philip Morris International Inc.	0.625%	11/8/24	EUR	1,000	1,105
Philip Morris International Inc.	1.750%	3/19/20	EUR	2,500	2,903
Philip Morris International Inc.	1.875%	11/6/37	EUR	4,700	4,895
Philip Morris International Inc.	2.000%	5/9/36	EUR	8,000	8,656
Philip Morris International Inc.	2.875%	3/3/26	EUR	1,500	1,879
Philip Morris International Inc.	2.875%	5/14/29	EUR	2,500	3,123
Philip Morris International Inc.	3.125%	6/3/33	EUR	1,000	1,274
PPG Industries Inc.	0.875%	3/13/22	EUR	2,500	2,875
PPG Industries Inc.	0.875%	11/3/25	EUR	2,600	2,864
PPG Industries Inc.	1.400%	3/13/27	EUR	300	337
Praxair Inc.	1.500%	3/11/20	EUR	1,500	1,737
Praxair Inc.	1.625%	12/1/25	EUR	2,750	3,250
Priceline Group Inc.	0.800%	3/10/22	EUR	9,398	10,778
Priceline Group Inc.	1.800%	3/3/27	EUR	10,138	11,601
Priceline Group Inc.	2.375%	9/23/24	EUR	4,000	4,829
Procter & Gamble Co.	0.500%	10/25/24	EUR	3,000	3,355
Procter & Gamble Co.	0.625%	10/30/24	EUR	4,000	4,514
Procter & Gamble Co.	1.125%	11/2/23	EUR	11,620	13,521
Procter & Gamble Co.	1.200%	10/30/28	EUR	4,500	5,062
Procter & Gamble Co.	1.250%	10/25/29	EUR	7,000	7,878
Procter & Gamble Co.	1.375%	5/3/25	GBP	9,800	12,231
Procter & Gamble Co.	1.800%	5/3/29	GBP	12,625	15,679
Procter & Gamble Co.	1.875%	10/30/38	EUR	2,300	2,611
Procter & Gamble Co.	2.000%	11/5/21	EUR	4,000	4,791
Procter & Gamble Co.	2.000%	8/16/22	EUR	1,730	2,087
Procter & Gamble Co.	4.125%	12/7/20	EUR	2,150	2,652
Prologis Euro Finance LLC	1.875%	1/5/29	EUR	9,400	10,562
Prologis International Funding II SA	1.750%	3/15/28	EUR	500	555
Prologis LP	1.375%	10/7/20	EUR	3,683	4,265
Prologis LP	1.375%	5/13/21	EUR	8,400	9,791
Prologis LP	2.250%	6/30/29	GBP	4,318	5,198

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Prologis LP	3.000%	6/2/26	EUR	1,600	2,021
Prologis LP	3.375%	2/20/24	EUR	1,500	1,906
Southern Power Co.	1.000%	6/20/22	EUR	25,600	29,332
Southern Power Co.	1.850%	6/20/26	EUR	9,700	11,182
Thermo Fisher Scientific Inc.	0.750%	9/12/24	EUR	4,680	5,188
Thermo Fisher Scientific Inc.	1.375%	9/12/28	EUR	3,749	4,039
Thermo Fisher Scientific Inc.	1.400%	1/23/26	EUR	6,552	7,385
Thermo Fisher Scientific Inc.	1.450%	3/16/27	EUR	5,700	6,357
Thermo Fisher Scientific Inc.	1.500%	12/1/20	EUR	800	931
Thermo Fisher Scientific Inc.	2.000%	4/15/25	EUR	1,000	1,181
Thermo Fisher Scientific Inc.	2.150%	7/21/22	EUR	800	960
Thermo Fisher Scientific Inc.	2.875%	7/24/37	EUR	6,622	7,474
Time Warner Cable Inc.	5.750%	6/2/31	GBP	2,200	3,209
Time Warner Cable LLC	5.250%	7/15/42	GBP	800	1,114
Time Warner Inc.	1.950%	9/15/23	EUR	800	943
Toyota Motor Credit Corp.	0.625%	11/21/24	EUR	10,000	11,158
Toyota Motor Credit Corp.	1.000%	3/9/21	EUR	5,000	5,790
Trinity Acquisition plc	2.125%	5/26/22	EUR	5,626	6,615
Tyco Electronics Group SA	1.100%	3/1/23	EUR	3,727	4,322
United Parcel Service Inc.	0.375%	11/15/23	EUR	7,400	8,306
United Parcel Service Inc.	1.500%	11/15/32	EUR	3,300	3,707
United Parcel Service Inc.	1.625%	11/15/25	EUR	11,900	14,031
United Parcel Service Inc.	2.125%	5/21/24	CAD	7,000	4,981
United Parcel Service Inc.	5.125%	2/12/50	GBP	1,350	2,498
United Technologies Corp.	1.125%	12/15/21	EUR	4,840	5,608
United Technologies Corp.	1.250%	5/22/23	EUR	3,200	3,704
United Technologies Corp.	1.875%	2/22/26	EUR	1,760	2,067
US Bancorp	0.850%	6/7/24	EUR	14,843	16,740
Verizon Communications Inc.	0.500%	6/2/22	EUR	400	453
Verizon Communications Inc.	0.875%	4/2/25	EUR	4,900	5,447
Verizon Communications Inc.	1.375%	10/27/26	EUR	17,000	18,982
Verizon Communications Inc.	1.375%	11/2/28	EUR	4,800	5,187
Verizon Communications Inc.	1.875%	10/26/29	EUR	13,500	15,051
Verizon Communications Inc.	2.375%	2/17/22	EUR	2,000	2,412
Verizon Communications Inc.	2.625%	12/1/31	EUR	15,179	17,708
Verizon Communications Inc.	2.875%	1/15/38	EUR	4,400	4,882
Verizon Communications Inc.	3.125%	11/2/35	GBP	6,700	8,185
Verizon Communications Inc.	3.250%	2/17/26	EUR	2,600	3,316
Verizon Communications Inc.	3.375%	10/27/36	GBP	19,100	23,873
Verizon Communications Inc.	4.073%	6/18/24	GBP	1,000	1,416
Verizon Communications Inc.	4.500%	8/17/27	AUD	5,000	3,591
VF Corp.	0.625%	9/20/23	EUR	5,400	6,107
Wal-Mart Stores Inc.	1.900%	4/8/22	EUR	8,500	10,177
Wal-Mart Stores Inc.	2.550%	4/8/26	EUR	6,900	8,692
Wal-Mart Stores Inc.	4.875%	9/21/29	EUR	5,750	8,837
Wal-Mart Stores Inc.	5.250%	9/28/35	GBP	1,000	1,765
Wal-Mart Stores Inc.	5.625%	3/27/34	GBP	9,000	16,094
Walgreens Boots Alliance Inc.	2.875%	11/20/20	GBP	3,643	4,772
Walgreens Boots Alliance Inc.	3.600%	11/20/25	GBP	7,325	9,749
Walt Disney Co.	2.758%	10/7/24	CAD	15,325	11,239
Wells Fargo & Co.	0.500%	11/2/23	CHF	4,300	4,284
Wells Fargo & Co.	1.000%	2/2/27	EUR	14,828	15,933
Wells Fargo & Co.	1.125%	10/29/21	EUR	5,000	5,806
Wells Fargo & Co.	1.375%	6/30/22	GBP	1,700	2,122

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value •
	Coupon	Date	Currency	(000)	($000)
Wells Fargo & Co.	1.375%	10/26/26	EUR	6,000	6,677
Wells Fargo & Co.	1.625%	6/2/25	EUR	5,000	5,763
Wells Fargo & Co.	2.000%	7/28/25	GBP	31,400	38,628
Wells Fargo & Co.	2.000%	4/27/26	EUR	15,000	17,533
Wells Fargo & Co.	2.125%	4/22/22	GBP	3,500	4,490
Wells Fargo & Co.	2.222%	3/15/21	CAD	2,700	2,006
Wells Fargo & Co.	2.250%	9/3/20	EUR	9,000	10,608
Wells Fargo & Co.	2.250%	5/2/23	EUR	16,300	19,639
Wells Fargo & Co.	2.625%	8/16/22	EUR	20,600	25,133
Wells Fargo & Co.	2.975%	5/19/26	CAD	10,100	7,188
Wells Fargo & Co.	3.000%	7/27/21	AUD	11,200	7,943
Wells Fargo & Co.	3.250%	4/27/22	AUD	3,200	2,275
Wells Fargo & Co.	3.500%	9/12/29	GBP	3,330	4,516
Wells Fargo & Co.	3.874%	5/21/25	CAD	350	262
Wells Fargo Bank NA	5.250%	8/1/23	GBP	1,650	2,364
Welltower Inc.	4.500%	12/1/34	GBP	2,800	3,933
Welltower Inc.	4.800%	11/20/28	GBP	4,500	6,481
Whirlpool Corp.	0.625%	3/12/20	EUR	2,400	2,738
Whirlpool Finance Luxembourg Sarl	1.100%	11/9/27	EUR	3,600	3,772
Whirlpool Finance Luxembourg Sarl	1.250%	11/2/26	EUR	10,700	11,595
WPC Eurobond BV	2.125%	4/15/27	EUR	16,334	18,023
WPC Eurobond BV	2.250%	7/19/24	EUR	13,100	15,154
WPC Eurobond BV	2.250%	4/9/26	EUR	7,900	8,887
1 XLIT Ltd.	3.250%	6/29/47	EUR	11,400	12,693
Xylem Inc.	2.250%	3/11/23	EUR	3,800	4,557
Zimmer Biomet Holdings Inc.	1.414%	12/13/22	EUR	5,200	6,001
Zimmer Biomet Holdings Inc.	2.425%	12/13/26	EUR	5,000	5,837
					3,202,470
U. S. Government and Agency Obligations (0.0%)
16 Tennessee Valley Authority	5.625%	6/7/32	GBP	1,400	2,457
Total United States (Cost $3,258,864)					3,204,927

				Shares
				($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
17 Vanguard Market Liquidity Fund
(Cost $127,238)	2.308%		USD	1,272,521	127,252
Total Investments (97.7%) (Cost $110,919,609)					108,546,146
Other Assets and Liabilities (2.3%)
Other Assets					6,424,075
Liabilities					(3,832,158)
					2,591,917
Net Assets (100%)					111,138,063

Total International Bond Index Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	108,418,894
Affiliated Issuers	127,252
Total Investments in Securities	108,546,146
Investment in Vanguard	5,654
Receivables for Investment Securities Sold	1,146,180
Receivables for Accrued Income	772,819
Receivables for Capital Shares Issued	30,260
Unrealized Appreciation—Forward Currency Contracts	2,365,229
Other Assets	2,103,933
Total Assets	114,970,221
Liabilities
Payables for Investment Securities Purchased	2,343,823
Payables for Capital Shares Redeemed	1,227,553
Payables for Distributions	1,551
Payables to Vanguard	18,612
Variation Margin Payable—Futures Contracts	92
Unrealized Depreciation—Forward Currency Contracts	188,416
Other Liabilities	52,111
Total Liabilities	3,832,158
Net Assets	111,138,063

At October 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	108,416,632
Total Distributable Earnings (Loss)	2,721,431
Net Assets	111,138,063

Investor Shares—Net Assets
Applicable to 2,504,382,660 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	27,299,486
Net Asset Value Per Share—Investor Shares	$10.90

ETF Shares—Net Assets
Applicable to 221,988,565 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	12,091,679
Net Asset Value Per Share—ETF Shares	$54.47

Admiral Shares—Net Assets
Applicable to 1,998,222,860 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	43,550,465
Net Asset Value Per Share—Admiral Shares	$21.79

Total International Bond Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 862,180,044 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	28,196,433
Net Asset Value Per Share—Institutional Shares	$32.70

• See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2018, the aggregate value of these securities was $12,201,900,000, representing 11.0% of net assets.
3 Guaranteed by the Republic of Austria.
4 Guaranteed by multiple countries.
5 Guaranteed by the Government of Canada.
6 Guaranteed by the Republic of Finland.
7 Guaranteed by the Republic of France.
8 Guaranteed by the Federal Republic of Germany.
9 Securities with a value of $963,000 have been segregated as initial margin for open futures contracts.
10 Guaranteed by the Government of Japan.
11 Guaranteed by the Kingdom of Spain.
12 Guaranteed by the Government of the United Kingdom.
13 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
14 Scheduled principal and interest payments are guaranteed by AMBAC (Ambac Assurance Corporation).
15 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
17 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CZK—Czech koruna.
DKK—Danish krone.
EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar.
HUF—Hungarian forint.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.
PLN—Polish new zloty.
RUB—Russian ruble.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
USD—U.S. dollar.

Total International Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
						(000)
					Value and
		Number of			Unrealized
		Long (Short)		Notional	Appreciation
	Expiration	Contracts		Amount	(Depreciation)
Long Futures Contracts
AUD 3-Year Treasury Bond	December 2018	870	AUD	68,654	USD	(41)
JGB 10-Year	December 2018	47	JPY	62,743	USD	(4)
AUD 10-Year Treasury Bond	December 2018	91	AUD	8,340	USD	(34)
					USD	(79)

Forward Currency Contracts
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital Services LLC	11/2/18	EUR	10,000,000	USD	11,330,500	(3,932)
Barclays Capital	11/2/18	GBP	6,855,793	USD	8,759,989	3,087
UBS AG	11/2/18	EUR	6,151,514	USD	6,969,973	(2,419)
BNP Paribas	11/2/18	EUR	6,000,000	USD	6,798,300	(2,360)
Toronto-Dominion Bank	11/2/18	EUR	6,000,000	USD	6,798,300	(2,359)
Bank of America, N.A.	11/2/18	EUR	5,000,000	USD	5,665,250	(1,966)
Toronto-Dominion Bank	11/2/18	CAD	7,398,642	USD	5,634,898	(14,751)
Morgan Stanley Capital Services LLC	11/2/18	JPY	623,066,126	USD	5,520,944	979
Citibank, N.A.	11/2/18	EUR	4,712,572	USD	5,339,580	(1,853)
Deutsche Bank AG	11/2/18	EUR	4,000,000	USD	4,532,200	(1,572)
Barclays Capital	11/2/18	EUR	3,848,485	USD	4,360,527	(1,513)
Deutsche Bank AG	11/2/18	JPY	448,000,000	USD	3,969,696	704
Barclays Capital	11/2/18	JPY	448,000,000	USD	3,969,696	704
HSBC Bank USA, N.A.	11/2/18	EUR	3,000,000	USD	3,399,150	(1,180)
BNP Paribas	11/2/18	KRW	3,432,399,651	USD	3,005,604	6,462
HSBC Bank USA, N.A.	11/2/18	JPY	336,000,000	USD	2,977,272	528
Goldman Sachs Bank AG	11/2/18	EUR	2,000,000	USD	2,266,100	(786)
BNP Paribas	11/2/18	JPY	228,512,223	USD	2,024,664	526
Toronto-Dominion Bank	11/2/18	JPY	224,000,000	USD	1,984,848	352
Barclays Capital	11/2/18	CHF	1,455,471	USD	1,446,935	(1,796)
JPMorgan Chase Bank, N.A.	11/2/18	EUR	1,099,032	USD	1,248,354	(3,528)
UBS AG	11/2/18	JPY	121,379,463	USD	1,075,218	508

Total International Bond Index Fund

Forward Currency Contracts (continued)
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Citibank, N.A.	11/2/18	JPY	112,000,000	USD	992,424	176
Goldman Sachs Bank AG	11/2/18	SEK	8,441,323	USD	923,589	(1,156)
JPMorgan Chase Bank, N.A.	11/2/18	AUD	1,168,000	USD	827,820	(701)
BNP Paribas	11/2/18	AUD	1,099,896	USD	779,956	(1,065)
UBS AG	11/2/18	CAD	1,000,000	USD	761,470	(1,851)
UBS AG	11/2/18	AUD	1,010,000	USD	715,838	(606)
BNP Paribas	11/2/18	THB	23,760,728	USD	714,823	1,941
Goldman Sachs Bank AG	11/5/18	MXN	13,836,531	USD	683,252	(2,660)
Toronto-Dominion Bank	11/2/18	DKK	4,243,700	USD	644,479	(215)
Deutsche Bank AG	11/2/18	MYR	2,687,143	USD	642,243	(77)
Deutsche Bank AG	11/5/18	PLN	1,941,210	USD	506,771	(820)
Citibank, N.A.	11/2/18	AUD	695,000	USD	492,581	(417)
BNP Paribas	11/2/18	SGD	613,800	USD	443,241	(112)
Barclays Capital	11/2/18	AUD	429,200	USD	304,196	(257)
Deutsche Bank AG	11/13/18	IDR	4,491,884,056	USD	294,793	189
Toronto-Dominion Bank	11/2/18	ILS	903,500	USD	242,733	153
Morgan Stanley Capital Services LLC	11/2/18	NOK	1,950,297	USD	232,041	(684)
Deutsche Bank AG	11/2/18	CZK	4,440,000	USD	193,900	(28)
BNP Paribas	11/1/18	RUB	10,912,500	USD	166,324	(666)
Morgan Stanley Capital Services LLC	11/1/18	RUB	10,000,000	USD	152,045	(239)
Deutsche Bank AG	11/6/18	HUF	41,360,000	USD	144,187	155
Barclays Capital	11/13/18	IDR	1,413,701,539	USD	92,891	(55)
JPMorgan Chase Bank, N.A.	11/2/18	GBP	59,590	USD	77,835	(1,668)
UBS AG	11/2/18	GBP	53,750	USD	70,189	(1,485)
Barclays Capital	11/2/18	NZD	97,500	USD	63,668	(44)
Citibank, N.A.	11/2/18	NZD	97,500	USD	63,668	(44)
BNP Paribas	11/2/18	NZD	97,500	USD	63,668	(43)
UBS AG	11/2/18	NZD	97,500	USD	63,668	(43)
BNP Paribas	11/2/18	KRW	55,462,500	USD	49,796	(1,125)
JPMorgan Chase Bank, N.A.	11/2/18	HKD	351,500	USD	44,838	(15)
Toronto-Dominion Bank	12/4/18	CAD	51,244	USD	39,043	(92)
JPMorgan Chase Bank, N.A.	11/1/18	RUB	2,237,500	USD	33,601	365
JPMorgan Chase Bank, N.A.	12/4/18	MXN	436,808	USD	21,460	(78)
JPMorgan Chase Bank, N.A.	12/3/18	RUB	1,200,000	USD	18,191	(52)
BNP Paribas	11/2/18	CHF	8,739	USD	8,971	(294)
BNP Paribas	12/13/18	IDR	130,234,277	USD	8,508	10

Total International Bond Index Fund

Forward Currency Contracts (continued)
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	11/2/18	SEK	51,425	USD	5,798	(178)
BNP Paribas	11/2/18	USD	12,008,414	EUR	10,314,016	326,172
Morgan Stanley Capital Services LLC	11/2/18	USD	9,969,184	EUR	8,563,604	269,559
Morgan Stanley Capital Services LLC	12/4/18	USD	9,087,216	EUR	8,000,000	205
Barclays Capital	11/2/18	USD	8,977,417	GBP	6,874,979	189,817
Barclays Capital	12/4/18	USD	8,772,055	GBP	6,855,793	(5,041)
Toronto-Dominion Bank	11/2/18	USD	8,150,257	EUR	7,000,000	221,660
Citibank, N.A.	11/2/18	USD	8,150,193	EUR	7,000,000	221,595
UBS AG	12/4/18	USD	6,987,301	EUR	6,151,514	(58)
Bank of America, N.A.	11/2/18	USD	6,985,974	EUR	6,000,000	190,034
Toronto-Dominion Bank	12/4/18	USD	6,824,589	EUR	6,008,348	(152)
Goldman Sachs Bank AG	11/2/18	USD	5,821,626	EUR	5,000,000	158,342
Bank of America, N.A.	12/4/18	USD	5,679,462	EUR	5,000,000	80
BNP Paribas	12/4/18	USD	5,679,395	EUR	5,000,000	13
Toronto-Dominion Bank	12/4/18	USD	5,585,244	CAD	7,330,981	12,910
Morgan Stanley Capital Services LLC	12/4/18	USD	5,533,520	JPY	623,066,126	(3,045)
Toronto-Dominion Bank	11/2/18	USD	4,953,500	CAD	6,398,642	92,973
BNP Paribas	11/2/18	USD	4,941,242	JPY	560,000,000	(21,757)
UBS AG	11/2/18	USD	4,657,288	EUR	4,000,000	126,660
Deutsche Bank AG	12/4/18	USD	4,543,452	EUR	4,000,000	(52)
Barclays Capital	12/4/18	USD	4,371,236	EUR	3,848,485	(168)
Barclays Capital	12/4/18	USD	3,978,786	JPY	448,000,000	(2,142)
Deutsche Bank AG	12/4/18	USD	3,978,740	JPY	448,000,000	(2,188)
Toronto-Dominion Bank	11/2/18	USD	3,473,490	JPY	393,657,812	(15,302)
HSBC Bank USA, N.A.	12/4/18	USD	3,407,647	EUR	3,000,000	18
Citibank, N.A.	12/4/18	USD	3,407,634	EUR	3,000,000	5
Barclays Capital	11/2/18	USD	3,135,042	JPY	355,300,000	(13,803)
BNP Paribas	11/2/18	USD	3,130,198	KRW	3,487,862,151	69,462
Barclays Capital	11/2/18	USD	3,066,814	EUR	2,633,984	83,414
BNP Paribas	12/4/18	USD	3,049,316	KRW	3,479,929,783	(7,340)
HSBC Bank USA, N.A.	12/4/18	USD	2,984,077	JPY	336,000,000	(1,619)
Morgan Stanley Capital Services LLC	11/2/18	USD	2,964,777	JPY	336,000,000	(13,022)
Deutsche Bank AG	11/2/18	USD	2,964,766	JPY	336,000,000	(13,034)
Goldman Sachs Bank AG	12/4/18	USD	2,271,687	EUR	2,000,000	(65)
Morgan Stanley Capital Services LLC	12/4/18	USD	2,271,685	EUR	2,000,000	(67)
BNP Paribas	12/4/18	USD	2,052,298	JPY	231,082,043	(1,097)

Total International Bond Index Fund

Forward Currency Contracts (continued)
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Toronto-Dominion Bank	12/4/18	USD	1,989,371	JPY	224,000,000	(1,093)
Citibank, N.A.	11/2/18	USD	1,976,510	JPY	224,000,000	(8,689)
Goldman Sachs Bank AG	11/2/18	USD	1,976,506	JPY	224,000,000	(8,694)
Citibank, N.A.	12/4/18	USD	1,945,211	EUR	1,712,572	(59)
BNP Paribas	12/4/18	USD	1,703,760	EUR	1,500,000	(54)
Deutsche Bank AG	11/2/18	USD	1,513,694	EUR	1,300,000	41,240
Barclays Capital	12/4/18	USD	1,450,962	CHF	1,455,471	1,142
Barclays Capital	11/2/18	USD	1,449,774	CHF	1,412,211	47,589
JPMorgan Chase Bank, N.A.	12/4/18	USD	1,135,840	EUR	1,000,000	(36)
UBS AG	12/4/18	USD	994,705	JPY	112,000,000	(527)
Citibank, N.A.	12/4/18	USD	994,678	JPY	112,000,000	(554)
Bank of America, N.A.	11/2/18	USD	988,260	JPY	112,000,000	(4,340)
Toronto-Dominion Bank	11/2/18	USD	957,382	SEK	8,492,748	29,330
Goldman Sachs Bank AG	12/4/18	USD	925,952	SEK	8,441,323	771
JPMorgan Chase Bank, N.A.	12/4/18	USD	828,096	AUD	1,168,000	669
JPMorgan Chase Bank, N.A.	11/2/18	USD	809,071	AUD	1,118,000	17,359
BNP Paribas	12/4/18	USD	785,073	AUD	1,107,334	624
Morgan Stanley Capital Services LLC	11/2/18	USD	774,156	CAD	1,000,000	14,537
UBS AG	11/2/18	USD	774,151	CAD	1,000,000	14,533
UBS AG	12/4/18	USD	761,873	CAD	1,000,000	1,765
UBS AG	11/2/18	USD	754,783	AUD	1,043,000	16,182
Goldman Sachs Bank AG	11/5/18	USD	736,015	MXN	13,836,531	55,423
UBS AG	12/4/18	USD	716,072	AUD	1,010,000	575
BNP Paribas	12/4/18	USD	714,651	THB	23,760,728	(2,760)
Goldman Sachs Bank AG	12/4/18	USD	679,948	MXN	13,836,531	2,660
BNP Paribas	11/2/18	USD	669,465	AUD	925,096	14,358
Citibank, N.A.	11/2/18	USD	662,698	DKK	4,243,700	18,434
Deutsche Bank AG	11/2/18	USD	648,012	MYR	2,687,143	5,846
Toronto-Dominion Bank	12/4/18	USD	646,164	DKK	4,243,700	(55)
Deutsche Bank AG	12/4/18	USD	641,752	MYR	2,687,143	58
Deutsche Bank AG	11/2/18	USD	602,153	THB	19,475,140	14,668
Deutsche Bank AG	11/5/18	USD	527,009	PLN	1,941,210	21,058
Deutsche Bank AG	12/4/18	USD	507,068	PLN	1,941,210	769
Citibank, N.A.	12/4/18	USD	492,742	AUD	695,000	395
Citibank, N.A.	11/2/18	USD	492,096	AUD	680,000	10,554
UBS AG	11/2/18	USD	449,539	SGD	613,800	6,410

Total International Bond Index Fund

Forward Currency Contracts (continued)
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	12/4/18	USD	443,520	SGD	613,800	74
Barclays Capital	11/2/18	USD	387,882	AUD	536,000	8,313
UBS AG	11/1/18	USD	350,473	RUB	23,150,000	(958)
Barclays Capital	12/4/18	USD	304,293	AUD	429,200	243
Deutsche Bank AG	12/13/18	USD	293,024	IDR	4,491,884,056	(746)
UBS AG	12/4/18	USD	287,883	GBP	225,000	(172)
JPMorgan Chase Bank, N.A.	11/13/18	USD	259,402	IDR	3,980,002,055	(1,965)
JPMorgan Chase Bank, N.A.	11/2/18	USD	249,105	ILS	903,500	6,219
Toronto-Dominion Bank	12/4/18	USD	243,331	ILS	903,500	(227)
UBS AG	11/2/18	USD	239,798	NOK	1,950,297	8,440
Morgan Stanley Capital Services LLC	12/4/18	USD	232,343	NOK	1,950,297	640
BNP Paribas	11/2/18	USD	200,241	CZK	4,440,000	6,368
Deutsche Bank AG	12/4/18	USD	194,061	CZK	4,440,000	(137)
JPMorgan Chase Bank, N.A.	11/13/18	USD	191,295	IDR	2,882,500,000	2,001
BNP Paribas	11/2/18	USD	175,494	NZD	264,665	2,786
BNP Paribas	12/3/18	USD	165,668	RUB	10,912,500	717
Morgan Stanley Capital Services LLC	12/3/18	USD	151,453	RUB	10,000,000	295
Barclays Capital	11/6/18	USD	148,876	HUF	41,360,000	4,534
Deutsche Bank AG	12/4/18	USD	144,446	HUF	41,360,000	(193)
JPMorgan Chase Bank, N.A.	11/2/18	USD	131,904	THB	4,285,588	2,626
Morgan Stanley Capital Services LLC	12/4/18	USD	99,497	GBP	77,860	(182)
Barclays Capital	12/13/18	USD	92,372	IDR	1,413,701,539	(83)
Barclays Capital	12/4/18	USD	63,690	NZD	97,500	44
BNP Paribas	12/4/18	USD	63,689	NZD	97,500	43
Citibank, N.A.	12/4/18	USD	63,688	NZD	97,500	42
UBS AG	12/4/18	USD	63,686	NZD	97,500	41
UBS AG	11/2/18	USD	52,389	CHF	52,000	759
JPMorgan Chase Bank, N.A.	11/2/18	USD	52,206	GBP	40,000	1,078
BNP Paribas	11/2/18	USD	51,996	GBP	40,000	868
Barclays Capital	11/13/18	USD	49,730	IDR	750,000,000	477
Morgan Stanley Capital Services LLC	11/2/18	USD	49,432	AUD	70,000	(139)
BNP Paribas	11/2/18	USD	44,941	HKD	351,500	118
JPMorgan Chase Bank, N.A.	12/4/18	USD	44,889	HKD	351,500	13
Barclays Capital	11/2/18	USD	43,324	NZD	65,335	689
UBS AG	11/2/18	USD	39,784	NZD	60,000	630
Morgan Stanley Capital Services LLC	12/4/18	USD	39,232	MXN	800,000	73

Total International Bond Index Fund

Forward Currency Contracts (continued)
						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	12/13/18	USD	24,495	IDR	374,697,758	(10)
Morgan Stanley Capital Services LLC	11/2/18	USD	21,256	AUD	30,000	12
Toronto-Dominion Bank	11/2/18	USD	18,465	GBP	14,153	374
Toronto-Dominion Bank	12/4/18	USD	15,196	CAD	20,000	(6)
Citibank, N.A.	12/4/18	USD	6,674	CHF	6,694	5
						2,176,813

At October 31, 2018, counterparties had deposited in segregated accounts securities with a value of $1,480,143,000 and cash of $690,700,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Operations

Year Ended
October 31, 2018
($000)
Investment Income
Income
Interest[1,2]	1,223,622
Total Income	1,223,622
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,240
Management and Administrative—Investor Shares	28,142
Management and Administrative—ETF Shares	7,355
Management and Administrative—Admiral Shares	35,976
Management and Administrative—Institutional Shares	15,155
Marketing and Distribution—Investor Shares	3,810
Marketing and Distribution—ETF Shares	633
Marketing and Distribution—Admiral Shares	3,163
Marketing and Distribution—Institutional Shares	663
Custodian Fees	8,379
Auditing Fees	142
Shareholders’ Reports and Proxy—Investor Shares	258
Shareholders’ Reports and Proxy—ETF Shares	731
Shareholders’ Reports and Proxy—Admiral Shares	786
Shareholders’ Reports and Proxy—Institutional Shares	10
Trustees’ Fees and Expenses	70
Total Expenses	108,513
Net Investment Income	1,115,109
Realized Net Gain (Loss)
Investment Securities Sold[1]	144,972
Futures Contracts	1,974
Forward Currency Contracts	4,187,551
Foreign Currencies	(45,322)
Realized Net Gain (Loss)	4,289,175
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	(4,377,512)
Futures Contracts	(604)
Forward Currency Contracts	785,839
Foreign Currencies	(35,783)
Change in Unrealized Appreciation (Depreciation)	(3,628,060)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,776,224

1 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from affiliated companies of the fund were $3,562,000, $314,000, and $20,000, respectively.
2 Interest income is net of foreign withholding taxes of $9,408,000.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Changes in Net Assets

	Year Ended October 31,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,115,109	852,368
Realized Net Gain (Loss)	4,289,175	(1,667,215)
Change in Unrealized Appreciation (Depreciation)	(3,628,060)	2,047,005
Net Increase (Decrease) in Net Assets Resulting from Operations	1,776,224	1,232,158
Distributions
Net Investment Income
Investor Shares	(585,484)	(385,377)
ETF Shares	(220,281)	(115,732)
Admiral Shares	(863,631)	(465,740)
Institutional Shares	(585,371)	(340,754)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(2,254,767)	(1,307,603)
Capital Share Transactions
Investor Shares	1,826,036	4,163,515
ETF Shares	3,624,970	2,820,521
Admiral Shares	7,668,085	15,480,488
Institutional Shares	3,953,708	7,596,500
Net Increase (Decrease) from Capital Share Transactions	17,072,799	30,061,024
Total Increase (Decrease)	16,594,256	29,985,579
Net Assets
Beginning of Period	94,543,807	64,558,228
End of Period	111,138,063	94,543,807

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.96	$11.02	$10.61	$10.45	$9.99
Investment Operations
Net Investment Income	.113[1]	.114[1]	.135	.141	.152
Net Realized and Unrealized Gain (Loss)
on Investments	.068	.011	. 432.176		. 455
Total from Investment Operations	.181	.125	.567	.317	.607
Distributions
Dividends from Net Investment Income	(. 241)	(.185)	(.157)	(.157)	(.147)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 241)	(.185)	(.157)	(.157)	(.147)
Net Asset Value, End of Period	$10.90	$10.96	$11.02	$10.61	$10.45

Total Return[2]	1.68%	1.16%	5.38%	3.04%	6.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,299	$25,603	$21,521	$20,434	$14,573
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.15%	0.17%	0.23%
Ratio of Net Investment Income to
Average Net Assets	1.03%	1.05%	1.18%	1.32%	1.52%
Portfolio Turnover Rate [3]	22%	19%	20%	13%	16%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

ETF Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$54.75	$55.09	$53.04	$52.23	$49.95
Investment Operations
Net Investment Income	. 584[1]	.578[1]	.697	.714	.783
Net Realized and Unrealized Gain (Loss)
on Investments	.356	.038	2.175	.882	2.249
Total from Investment Operations	.940	.616	2.872	1.596	3.032
Distributions
Dividends from Net Investment Income	(1.220)	(. 956)	(. 822)	(.786)	(.752)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.220)	(. 956)	(. 822)	(.786)	(.752)
Net Asset Value, End of Period	$54.47	$54.75	$55.09	$53.04	$52.23

Total Return	1.74%	1.15%	5.46%	3.07%	6.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$12,092	$8,504	$5,692	$3,968	$2,300
Ratio of Total Expenses to Average Net Assets	0.09%	0.11%	0.12%	0.15%	0.19%
Ratio of Net Investment Income to
Average Net Assets	1.07%	1.07%	1.21%	1.34%	1.56%
Portfolio Turnover Rate[2]	22%	19%	20%	13%	16%
1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$21.91	$22.04	$21.21	$20.89	$19.98
Investment Operations
Net Investment Income	. 230[1]	.231[1]	.277	.289	.312
Net Realized and Unrealized Gain (Loss)
on Investments	.137	.017	.874	.349	.903
Total from Investment Operations	.367	.248	1.151	.638	1.215
Distributions
Dividends from Net Investment Income	(. 487)	(. 378)	(. 321)	(. 318)	(. 305)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(. 487)	(. 378)	(. 321)	(. 318)	(. 305)
Net Asset Value, End of Period	$21.79	$21.91	$22.04	$21.21	$20.89

Total Return[2]	1.70%	1.16%	5.46%	3.06%	6.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$43,550	$36,072	$20,572	$12,595	$4,725
Ratio of Total Expenses to Average Net Assets	0.11%	0.11%	0.12%	0.14%	0.19%
Ratio of Net Investment Income to
Average Net Assets	1.05%	1.07%	1.21%	1.35%	1.56%
Portfolio Turnover Rate [3]	22%	19%	20%	13%	16%

1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended October 31,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$32.88	$33.07	$31.83	$31.34	$29.97
Investment Operations
Net Investment Income	. 358[1]	.360[1]	.431	.449	.490
Net Realized and Unrealized Gain (Loss)
on Investments	.206	.033	1.306	.536	1.358
Total from Investment Operations	.564	.393	1.737	.985	1.848
Distributions
Dividends from Net Investment Income	(.744)	(. 583)	(. 497)	(. 495)	(. 478)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.744)	(. 583)	(. 497)	(. 495)	(. 478)
Net Asset Value, End of Period	$32.70	$32.88	$33.07	$31.83	$31.34

Total Return	1.74%	1.22%	5.49%	3.15%	6.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$28,196	$24,365	$16,773	$13,032	$6,747
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.09%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.09%	1.11%	1.26%	1.40%	1.63%
Portfolio Turnover Rate[2]	22%	19%	20%	13%	16%

1 Calculated based on average shares outstanding.
2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Notes to Financial Statements

Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Select Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Select Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Select Shares through October 31, 2018.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The

Total International Bond Index Fund

primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended October 31, 2018, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

Total International Bond Index Fund

During the year ended October 31, 2018, the fund’s average investment in forward currency contracts represented 101% of net assets, based on the average of notional amounts at each quarter-end during the period.

The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to agreements that provide for offsetting assets and liabilities. Exchange-traded derivatives are listed separately.

Assets		Liabilities		Amounts Not Offset in
	Reflected in	Reflected in		the Statement of Assets		Net
Statement of		Statement of	Net Amount	and Liabilities		Exposure[3]
	Assets and	Assets and	Receivable	Collateral	Collateral	(Not Less
	Liabilities[1]	Liabilities[1]	(Payable)	Pledged [2]	Received [2]	Than $0)
	($000)	($000)	($000)	($000)	($000)	($000)
Forwards subject to offsetting
arrangements, by counterparty
Bank of America N.A.	190,114	(6,306)	183,808	—	250,124	—
Barclays Capital	340,053	(24,902)	315,151	—	346,900	—
BNP Paribas	430,542	(38,861)	391,681	—	362,594	29,087
Citibank, N.A.	251,206	(11,616)	239,590	—	212,390	27,200
Deutsche Bank AG	84,687	(18,847)	65,840	—	65,840	—
Goldman Sachs Bank AG	217,196	(13,361)	203,835	—	187,080	16,755
HSBC Bank USA N.A.	546	(2,799)	(2,253)	—	—	—
JPMorgan Chase Bank
N. A.	30,330	(8,043)	22,287	—	21,348	939
Morgan Stanley Capital
Services LLC	286,300	(21,310)	264,990	—	252,930	12,060
Toronto Dominion
Securities	357,752	(34,252)	323,500	—	313,468	10,032
UBS AG	176,503	(8,119)	168,384	—	158,169	10,215
Exchange-Traded
Futures Contracts	—	(92)	(92)	963	—	—
Total	2,365,229	(188,508)	2,176,721	963	2,170,843	106,288

1 Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities.
2 Securities or other assets pledged as collateral are noted in the Statement of Net Assets. Securities received as collateral are held in a segregated account and not included in the fund’s security holdings in the Statement of Net Assets.
3 Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties may not exchange collateral if amount is below a specified minimum transfer amount.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Total International Bond Index Fund

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at October 31, 2018, or at any time during the period then ended.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At October 31, 2018, the fund had contributed to Vanguard capital in the amount of $5,654,000, representing 0.01% of the fund’s net assets and 2.26% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Total International Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of October 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,457	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	5,351,123	—
Corporate Bonds	—	15,752,479	—
Sovereign Bonds	—	87,312,835	—
Temporary Cash Investments	127,252	—	—
Futures Contracts—Liabilities[1]	(92)	—	—
Forward Currency Contracts—Assets	—	2,365,229	—
Forward Currency Contracts—Liabilities	—	(188,416)	—
Total	127,160	110,595,707	—
1 Represents variation margin on the last day of the reporting period.

D. At October 31, 2018, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

	Interest Rate	Currency
	Contracts	Contracts	Total
Statement of Assets and Liabilities Caption	($000)	($000)	($000)
Unrealized Appreciation—Forward Currency Contracts	—	2,365,229	2,365,229

Variation Margin Payable—Futures Contracts	(92)	—	(92)
Unrealized Depreciation—Forward Currency Contracts	—	(188,416)	(188,416)
Total Liabilities	(92)	(188,416)	(188,508)

Total International Bond Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended October 31, 2018, were:

Interest Rate		Currency
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	1,974	—	1,974
Forward Currency Contracts	—	4,187,551	4,187,551
Realized Net Gain (Loss) on Derivatives	1,974	4,187,551	4,189,525

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(604)	—	(604)
Forward Currency Contracts	—	785,839	785,839
Change in Unrealized Appreciation (Depreciation) on Derivatives	(604)	785,839	785,235

E. Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions were reclassified between the individual components of total distributable earnings (loss).

Amount
($000)
Paid-in Capital	—
Total Distibutable Earnings (Loss)	—

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales; the realization of unrealized gains or losses on certain futures contracts, payables for distributions, and the tax recognition of gain or loss from foreign currency hedges. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	5,251,219
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(109,017)
Net Unrealized Gains (Losses)	(2,408,060)

Total International Bond Index Fund

As of October 31, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	110,919,609
Gross Unrealized Appreciation	1,508,396
Gross Unrealized Depreciation	(3,881,938)
Net Unrealized Appreciation (Depreciation)	(2,373,542)

F. During the year ended October 31, 2018, the fund purchased $39,392,861,000 of investment securities and sold $22,032,010,000 of investment securities, other than U.S. government securities and temporary cash investments.

G. Capital share transactions for each class of shares were:

	Year Ended October 31,
	2018		2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,626,095	241,252	4,269,591	393,356
Issued in Lieu of Cash Distributions	585,031	53,841	385,037	35,511
Redeemed	(1,385,090)	(127,114)	(491,113)	(45,151)
Net Increase (Decrease)—Investor Shares	1,826,036	167,979	4,163,515	383,716
ETF Shares
Issued	4,285,695	78,832	2,825,994	52,080
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(660,725)	(12,150)	(5,473)	(100)
Net Increase (Decrease)—ETF Shares	3,624,970	66,682	2,820,521	51,980
Admiral Shares
Issued	10,394,835	477,028	17,394,004	801,059
Issued in Lieu of Cash Distributions	801,365	36,875	439,207	20,249
Redeemed	(3,528,115)	(162,068)	(2,352,723)	(108,350)
Net Increase (Decrease)—Admiral Shares	7,668,085	351,835	15,480,488	712,958
Institutional Shares
Issued	5,700,602	174,448	9,474,335	291,743
Issued in Lieu of Cash Distributions	582,570	17,865	339,162	10,421
Redeemed	(2,329,464)	(71,248)	(2,216,997)	(68,185)
Net Increase (Decrease)—Institutional Shares	3,953,708	121,065	7,596,500	233,979

Total International Bond Index Fund

At October 31, 2018, several Vanguard funds and trusts managed by Vanguard or its affiliates were each a record or beneficial owner of the fund, and had a combined ownership of 46% of the fund’s net assets.

H. Management has determined that no events or transactions occurred subsequent to October 31, 2018, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm

To the Board of Trustees of Vanguard Charlotte Funds and Shareholders of Vanguard Total International Bond Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets and statement of assets and liabilities of Vanguard Total International Bond Index Fund (one of the funds constituting Vanguard Charlotte Funds, referred to hereafter as the “Fund”) as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodians and brokers and by agreement to the underlying ownership records of the transfer agent; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 18, 2018

We have served as the auditor of one or more investment companies in The Vanguard Group of
Funds since 1975.

Special 2018 tax information (unaudited) for Vanguard Total International Bond Index Fund

This information for the fiscal year ended October 31, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund designates to shareholders foreign source income of $1,169,345,000 and foreign taxes paid of $8,433,000. Shareholders will receive more detailed information with their Form 1099-DIV in January 2019 to determine the calendar-year amounts to be included on their 2018 tax returns.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended October 31, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Bond Index Fund	4/30/2018	10/31/2018	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,005.27	$0.66
ETF Shares	1,000.00	1,005.69	0.40
Admiral Shares	1,000.00	1,005.37	0.56
Institutional Shares	1,000.00	1,005.57	0.35
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.55	$0.66
ETF Shares	1,000.00	1,024.80	0.41
Admiral Shares	1,000.00	1,024.65	0.56
Institutional Shares	1,000.00	1,024.85	0.36

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.13% for Investor Shares, 0.08% for ETF Shares, 0.11% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (184/365).

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays and are from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services
Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays
Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged) (Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Total International Bond Index Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Total International Bond Index Fund. The Index is licensed for use by The Vanguard
Group, Inc. (Vanguard) as the sponsor of the Total International Bond Index Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Total International Bond Index Fund or the owners of the Total
International Bond Index Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Total International Bond Index Fund. Investors acquire the Total International Bond Index Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Total International Bond Index Fund. The Total International Bond Index
Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Total International Bond Index
Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Total International
Bond Index Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Total International Bond Index Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Total
International Bond Index Fund or any other third party into consideration in determining, composing or calculating the
Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Total International Bond Index Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Total International Bond Index Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Total International Bond Index Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD
PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY
DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER
BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY
THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS
INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED
WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR
A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED
THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO
CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG
NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED
PUBLICATION WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL
BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL
DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE
OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE TOTAL
INTERNATIONAL BOND INDEX FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays
Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2018 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2018, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 211 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the
SEC’s website, and you can receive copies of this
information, for a fee, by sending a request via email
addressed to publicinfo@sec.gov.

© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q12310 122018

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be
independent: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin,
and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended October 31, 2018: $142,000
Fiscal Year Ended October 31, 2017: $143,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended October 31, 2018: $9,734,277
Fiscal Year Ended October 31, 2017: $8,424,459

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b) Audit-Related Fees.

Fiscal Year Ended October 31, 2018: $5,581,336
Fiscal Year Ended October 31, 2017: $3,194,093

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c) Tax Fees.

Fiscal Year Ended October 31, 2018: $347,985
Fiscal Year Ended October 31, 2017: $274,313

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d) All Other Fees.

Fiscal Year Ended October 31, 2018: $0
Fiscal Year Ended October 31, 2017: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended October 31, 2018: $347,985
Fiscal Year Ended October 31, 2017: $274,313

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment
Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management
Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: December 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY *
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: December 18, 2018
VANGUARD CHARLOTTE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: December 18, 2018

* By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number
33-32216, Incorporated by Reference.